UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.3%		Common Stock	248,390,726	297,852,232
0.5%		Foreign Common Stock	1,163,465	1,723,697
3.3%		Other Investment Company	10,117,958	10,117,958

100.1%		Total Investments	259,672,149	309,693,887
(0	.1)%	Other Assets and Liabilities, Net		(399,440)

100.0%		Net Assets		309,294,447

	Number	Value
Security	of Shares	($)

Common Stock 96.3% of net assets

Automobiles & Components 1.0%
Dana Holding Corp. *	83,500	1,391,945
Tenneco, Inc. *	14,000	559,160
Winnebago Industries, Inc. *	127,704	1,071,437

		3,022,542

Banks 8.2%
Bank of the Ozarks, Inc.	56,924	2,957,202
Comerica, Inc.	43,900	1,406,117
East West Bancorp, Inc.	121,520	2,255,411
First Horizon National Corp.	135,039	1,214,001
Fulton Financial Corp.	134,500	1,365,175
Glacier Bancorp, Inc.	45,322	595,531
IBERIABANK Corp.	69,165	3,525,340
KeyCorp	138,100	1,110,324
MB Financial, Inc.	56,500	1,140,735
Pinnacle Financial Partners, Inc. *	128,800	1,964,200
Susquehanna Bancshares, Inc.	129,900	978,147
Synovus Financial Corp.	550,940	1,008,220
TCF Financial Corp.	91,200	1,160,064
Texas Capital Bancshares, Inc. *	25,100	685,983
UMB Financial Corp.	46,864	1,944,856
Umpqua Holdings Corp.	169,100	1,920,976

		25,232,282

Capital Goods 10.1%
Actuant Corp., Class A	26,100	644,931
Aerovironment, Inc. *	59,970	1,728,935
Ceradyne, Inc. *	20,000	648,200
Chicago Bridge & Iron Co., N.V., NY Shares	60,997	2,516,126
Colfax Corp. *	86,663	2,345,967
Dover Corp.	17,400	1,052,178
ESCO Technologies, Inc.	59,898	2,077,263
Franklin Electric Co., Inc.	46,088	2,011,741
HEICO Corp.	33,956	1,774,541
Jacobs Engineering Group, Inc. *	27,007	1,057,054
Joy Global, Inc.	8,400	788,928
Kaman Corp.	20,100	715,962
Kennametal, Inc.	36,300	1,431,309
Layne Christensen Co. *	10,125	296,764
MSC Industrial Direct Co., Inc., Class A	10,400	642,512
Polypore International, Inc. *	14,200	965,600
Rockwell Collins, Inc.	13,500	743,715
SPX Corp.	21,260	1,599,602
Terex Corp. *	126,765	2,815,451
Textron, Inc.	57,900	1,339,227
The Gorman-Rupp Co.	20,416	665,153
Triumph Group, Inc.	16,900	909,896
Wabtec Corp.	38,825	2,504,989

		31,276,044

Commercial & Professional Supplies 3.6%
EnergySolutions, Inc.	242,790	1,228,517
Higher One Holdings, Inc. *	30,400	603,440
Insperity, Inc.	65,100	1,902,222
Interface, Inc., Class A	37,100	594,342
The Advisory Board Co. *	57,408	3,073,624
The Brink’s Co.	38,100	1,136,904
The Corporate Executive Board Co.	66,307	2,695,380

		11,234,429

Consumer Durables & Apparel 2.9%
Brunswick Corp.	37,200	812,076
Deckers Outdoor Corp. *	7,800	774,150
Fortune Brands, Inc.	13,900	836,919
Harman International Industries, Inc.	46,088	1,917,261
Jarden Corp.	51,200	1,586,688
Lennar Corp., Class A	87,900	1,554,951
Toll Brothers, Inc. *	75,700	1,510,972

		8,993,017

Consumer Services 3.8%
BJ’s Restaurants, Inc. *	45,765	2,122,123
Grand Canyon Education, Inc. *	121,058	1,863,082
International Speedway Corp., Class A	53,312	1,491,137
Jack in the Box, Inc. *	48,000	1,090,560
Krispy Kreme Doughnuts, Inc. *	34,559	282,693
Marriott International, Inc., Class A	20,943	680,647
Orient-Express Hotels Ltd., Class A *	62,900	622,081
Peet’s Coffee & Tea, Inc. *	9,700	566,480
Red Robin Gourmet Burgers, Inc. *	8,450	290,849
Steiner Leisure Ltd. *	16,600	807,092

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Texas Roadhouse, Inc.	119,265	1,970,258

		11,787,002

Diversified Financials 2.7%
First Cash Financial Services, Inc. *	23,700	1,025,499
GAMCO Investors, Inc., Class A	19,718	953,760
HFF, Inc., Class A *	51,300	774,630
Invesco Ltd.	36,705	814,117
KBW, Inc.	25,600	437,760
Knight Capital Group, Inc., Class A *	105,960	1,198,407
Portfolio Recovery Associates, Inc. *	7,300	590,789
Stifel Financial Corp. *	64,729	2,457,113

		8,252,075

Energy 10.3%
Arch Coal, Inc.	7,800	199,680
Atwood Oceanics, Inc. *	42,860	2,001,562
Berry Petroleum Co., Class A	13,300	762,755
Bill Barrett Corp. *	60,382	3,004,608
Brigham Exploration Co. *	20,700	658,260
C&J Energy Services, Inc. *	6,100	186,050
CARBO Ceramics, Inc.	4,300	671,101
Complete Production Services, Inc. *	21,100	820,368
Comstock Resources, Inc. *	91,691	2,924,943
CONSOL Energy, Inc.	15,600	836,160
Contango Oil & Gas Co. *	29,396	1,854,300
Denbury Resources, Inc. *	70,000	1,352,400
Gastar Exploration Ltd. *	509,100	2,418,225
Global Geophysical Services, Inc. *	55,633	949,099
Murphy Oil Corp.	13,850	889,447
Nabors Industries Ltd. *	44,400	1,172,604
Overseas Shipholding Group, Inc.	36,016	876,629
Petrohawk Energy Corp. *	28,600	1,092,234
Precision Drilling Corp. *	142,960	2,463,201
Rosetta Resources, Inc. *	19,800	1,025,046
Superior Energy Services, Inc. *	18,400	763,416
Tesoro Corp. *	26,900	653,401
Unit Corp. *	23,500	1,410,235
VAALCO Energy, Inc. *	265,500	1,768,230
Weatherford International Ltd. *	19,400	425,248
World Fuel Services Corp.	14,200	534,346

		31,713,548

Food & Staples Retailing 1.3%
BJ’s Wholesale Club, Inc. *	10,000	503,500
PriceSmart, Inc.	17,900	1,047,508
United Natural Foods, Inc. *	46,918	1,958,826
Winn-Dixie Stores, Inc. *	68,200	612,436

		4,122,270

Food, Beverage & Tobacco 1.4%
Diamond Foods, Inc.	10,000	715,900
Molson Coors Brewing Co., Class B	17,900	806,395
The Hain Celestial Group, Inc. *	20,800	672,464
TreeHouse Foods, Inc. *	39,770	2,053,723

		4,248,482

Health Care Equipment & Services 9.1%
Accretive Health, Inc. *	21,200	636,848
Air Methods Corp. *	23,600	1,654,360
Allscripts Healthcare Solutions, Inc. *	73,900	1,341,285
Analogic Corp.	33,054	1,777,975
athenahealth, Inc. *	62,964	3,701,654
Catalyst Health Solutions, Inc. *	11,100	727,383
Computer Programs & Systems, Inc.	10,200	748,680
Coventry Health Care, Inc. *	33,500	1,072,000
Health Management Associates, Inc., Class A *	153,745	1,460,577
HMS Holdings Corp. *	7,600	574,560
Hologic, Inc. *	62,200	1,155,054
Neogen Corp. *	17,100	707,256
NuVasive, Inc. *	58,768	1,681,940
Quality Systems, Inc.	30,149	2,754,413
Sirona Dental Systems, Inc. *	15,900	804,222
Stereotaxis, Inc. *	161,300	524,225
SXC Health Solutions Corp. *	14,200	896,446
Teleflex, Inc.	35,805	2,156,535
Tenet Healthcare Corp. *	148,300	824,548
U.S. Physical Therapy, Inc.	39,000	939,120
Volcano Corp. *	27,100	851,211
Zoll Medical Corp. *	15,200	1,058,832

		28,049,124

Household & Personal Products 0.5%
Energizer Holdings, Inc. *	20,070	1,618,445

Insurance 0.7%
Arch Capital Group Ltd. *	40,262	1,360,856
PartnerRe Ltd.	12,300	821,886

		2,182,742

Materials 7.1%
Albemarle Corp.	10,700	712,406
Calgon Carbon Corp. *	83,700	1,246,293
Celanese Corp., Series A	24,870	1,371,083
Commercial Metals Co.	88,500	1,284,135
Cytec Industries, Inc.	29,850	1,671,600
Ferro Corp. *	64,900	844,998
Globe Specialty Metals, Inc.	36,200	835,496
Horsehead Holding Corp. *	158,500	1,770,445
International Flavors & Fragrances, Inc.	21,500	1,315,155
Materion Corp. *	39,800	1,517,176
Minerals Technologies, Inc.	27,900	1,807,362
Royal Gold, Inc.	38,771	2,485,221
Texas Industries, Inc.	53,811	2,077,643
United States Steel Corp.	32,200	1,287,678
Worthington Industries, Inc.	48,800	1,023,336
Zagg, Inc. *	37,000	567,950

		21,817,977

Media 2.1%
DreamWorks Animation SKG, Inc., Class A *	48,200	1,053,652
MDC Partners, Inc., Class A	45,200	902,644

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Morningstar, Inc.	42,076	2,623,860
The E.W. Scripps Co., Class A *	212,294	1,829,974

		6,410,130

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Covance, Inc. *	32,500	1,860,625
eResearch Technology, Inc. *	285,650	1,819,590
Isis Pharmaceuticals, Inc. *	82,500	712,800
Medicis Pharmaceutical Corp., Class A	12,900	479,622
PAREXEL International Corp. *	67,100	1,377,563
Pharmaceutical Product Development, Inc.	66,300	1,911,429
United Therapeutics Corp. *	11,505	660,157

		8,821,786

Real Estate 3.5%
Colonial Properties Trust	135,658	2,923,430
Digital Realty Trust, Inc.	14,160	866,734
Health Care REIT, Inc.	15,000	791,700
Home Properties, Inc.	21,000	1,375,920
Kilroy Realty Corp.	28,060	1,082,555
LaSalle Hotel Properties	64,530	1,613,895
Liberty Property Trust	31,605	1,073,306
Regency Centers Corp.	23,660	1,062,807

		10,790,347

Retailing 3.3%
Aaron’s, Inc.	86,019	2,168,539
American Eagle Outfitters, Inc.	99,765	1,310,912
Expedia, Inc.	28,300	896,827
Foot Locker, Inc.	34,100	740,993
GNC Acquisition Holdings, Inc., Class A *	37,400	942,480
Hibbett Sports, Inc. *	20,200	792,648
Sally Beauty Holdings, Inc. *	54,300	933,960
Shutterfly, Inc. *	13,500	734,400
Tractor Supply Co.	14,400	949,248
Vitamin Shoppe, Inc. *	15,400	670,824

		10,140,831

Semiconductors & Semiconductor Equipment 1.8%
Avago Technologies Ltd.	30,700	1,032,441
Cymer, Inc. *	9,100	400,673
IXYS Corp. *	50,500	688,820
Maxim Integrated Products, Inc.	25,675	589,498
Rudolph Technologies, Inc. *	100,100	859,859
Ultratech, Inc. *	78,300	2,063,205

		5,634,496

Software & Services 9.3%
ACI Worldwide, Inc. *	17,100	618,336
Blackboard, Inc. *	31,014	1,350,970
BroadSoft, Inc. *	9,400	274,574
DemandTec, Inc. *	114,470	819,605
Digital River, Inc. *	52,200	1,331,100
Echo Global Logistics, Inc. *	39,100	584,936
Fortinet, Inc. *	37,700	766,064
Heartland Payment Systems, Inc.	28,400	597,536
Keynote Systems, Inc.	54,200	1,298,090
Lionbridge Technologies, Inc. *	374,935	1,218,539
LivePerson, Inc. *	69,500	855,545
Openwave Systems, Inc. *	412,500	928,125
Parametric Technology Corp. *	59,700	1,241,163
QLIK Technologies, Inc. *	11,600	351,596
Rackspace Hosting, Inc. *	16,400	656,000
RightNow Technologies, Inc. *	74,215	2,518,857
Rosetta Stone, Inc. *	70,780	976,764
ServiceSource International, Inc. *	31,100	580,326
Smith Micro Software, Inc. *	177,918	633,388
SS&C Technologies Holdings, Inc. *	37,500	694,500
Tangoe, Inc. *	2,700	31,320
TeleCommunication Systems, Inc., Class A *	306,000	1,554,480
The Ultimate Software Group, Inc. *	40,200	2,186,076
TIBCO Software, Inc. *	30,700	799,428
VASCO Data Security International, Inc. *	199,290	1,929,127
Velti plc *	76,200	1,258,062
Websense, Inc. *	95,057	2,155,893
Wright Express Corp. *	13,000	639,600

		28,850,000

Technology Hardware & Equipment 6.1%
Aviat Networks, Inc. *	279,600	1,082,052
Avnet, Inc. *	38,400	1,125,120
Blue Coat Systems, Inc. *	71,764	1,446,045
Brocade Communications Systems, Inc. *	259,500	1,422,060
Ceragon Networks Ltd. *	109,269	1,362,584
Echelon Corp. *	107,000	887,030
Electro Scientific Industries, Inc. *	97,300	1,869,133
Ixia *	157,198	1,571,980
Meru Networks, Inc. *	88,855	763,265
NETGEAR, Inc. *	73,754	2,427,244
QLogic Corp. *	89,200	1,353,164
Riverbed Technology, Inc. *	25,600	732,928
SeaChange International, Inc. *	162,586	1,554,322
Seagate Technology plc	102,300	1,420,947

		19,017,874

Telecommunication Services 1.6%
Cbeyond, Inc. *	147,485	1,656,256
Cogent Communications Group, Inc. *	119,400	1,799,358
Windstream Corp.	120,500	1,471,305

		4,926,919

Transportation 1.5%
Arkansas Best Corp.	47,700	1,147,662
Forward Air Corp.	70,503	2,196,873
Hub Group, Inc., Class A *	18,300	649,284
Old Dominion Freight Line, Inc. *	21,700	803,985

		4,797,804

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 1.6%
Hawaiian Electric Industries, Inc.	68,935	1,613,079
Portland General Electric Co.	72,400	1,794,072
Wisconsin Energy Corp.	49,100	1,504,915

		4,912,066

Total Common Stock
(Cost $248,390,726)		297,852,232

Foreign Common Stock 0.5% of net assets

United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings plc	42,103	1,723,697

Total Foreign Common Stock
(Cost $1,163,465)		1,723,697

Other Investment Company 3.3% of net assets

Money Fund 3.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	10,117,958	10,117,958

Total Other Investment Company
(Cost $10,117,958)		10,117,958

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $265,361,714, and the unrealized appreciation and depreciation were $56,897,160 and ($12,564,987) respectively, with a net appreciation of $44,332,173.

*	Non-income producing security.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/16/11	45	3,579,750	87,671

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$297,852,232	$—	$—	$297,852,232
Foreign Common Stock(a)	1,723,697	—	—	1,723,697
Other Investment Company(a)	10,117,958	—	—	10,117,958

Total	$309,693,887	$—	$—	$309,693,887

Other Financial Instruments
Futures Contracts*	$87,671	$—	$—	$87,671

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk.

REG46829JUL11

 5

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Common Stock	1,453,091,921	1,798,681,321
0.1%		Preferred Stock	1,133,541	1,605,041
3.8%		Other Investment Companies	71,909,602	71,779,916
0.0%		Corporate Bond	117,576	149,351

100.6%		Total Investments	1,526,252,640	1,872,215,629
(0	.6)%	Other Assets and Liabilities, Net		(11,703,450)

100.0%		Net Assets		1,860,512,179

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Australia 5.1%

Capital Goods 0.3%
Boart Longyear Group	241,200	1,069,711
Monadelphous Group Ltd.	207,078	4,350,789

		5,420,500

Commercial & Professional Supplies 1.2%
Brambles Ltd.	172,200	1,307,402
Campbell Brothers Ltd.	158,066	7,988,774
Transfield Services Ltd.	3,382,126	12,406,399

		21,702,575

Energy 0.1%
Bandanna Energy Ltd. *	1,164,297	2,796,522

Food, Beverage & Tobacco 0.0%
Treasury Wine Estates *	134,333	507,669

Materials 2.3%
Amcor Ltd.	1,152,300	8,894,252
Atlas Iron Ltd. *	1,108,806	4,925,779
BHP Billiton Ltd. ADR	170,475	15,606,986
Iluka Resources Ltd.	203,793	3,972,859
Medusa Mining Ltd.	293,176	2,271,756
Orica Ltd.	150,100	4,229,885
PanAust Ltd. *	706,300	3,178,373

		43,079,890

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Mesoblast Ltd. *	301,446	3,005,053

Real Estate 0.7%
Commonwealth Property Office Fund	13,182,186	13,771,341

Retailing 0.3%
David Jones Ltd.	1,444,295	4,751,713

		95,035,263

Austria 0.2%

Capital Goods 0.1%
Andritz AG	11,900	1,154,339

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	27,188	2,654,563

		3,808,902

Belgium 0.1%

Food & Staples Retailing 0.0%
Colruyt S.A.	9,992	486,719

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	14,800	680,695

		1,167,414

Brazil 1.6%

Capital Goods 0.3%
Iochpe-Maxion S.A.	37,300	485,837
Mills Estruturas e Servicos de Engenharia S.A.	305,796	4,140,772

		4,626,609

Diversified Financials 0.3%
CETIP SA - Balcao Organizado de Ativos e Derivativos	377,624	6,452,614

Energy 0.0%
OGX Petroleo e Gas Participacoes S.A. *	101,100	842,256

Food & Staples Retailing 0.0%
Drogasil S.A.	14,200	114,453

Health Care Equipment & Services 0.1%
OdontoPrev S.A.	53,800	921,037

Insurance 0.0%
Sul America S.A.	57,900	675,752

Materials 0.6%
Vale S.A. ADR	343,500	11,143,140

Media 0.0%
T4F Entretenimento S.A. *	27,800	259,922

Real Estate 0.1%
BR Malls Participacoes S.A.	96,100	1,119,106
BR Properties S.A.	62,400	692,864

		1,811,970

Retailing 0.1%
Cia. Hering	61,700	1,322,441

Transportation 0.1%
CCR S.A.	47,000	1,414,985

		29,585,179

 1

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Canada 8.0%

Banks 0.4%
Canadian Western Bank	144,617	4,608,915
Home Capital Group, Inc.	6,868	370,266
Laurentian Bank of Canada	9,281	416,331
National Bank of Canada	25,719	1,993,293

		7,388,805

Capital Goods 0.1%
Finning International, Inc.	51,150	1,466,859

Consumer Durables & Apparel 0.1%
Gildan Activewear, Inc.	57,400	1,720,588

Consumer Services 0.1%
Tim Hortons, Inc.	38,276	1,836,783

Diversified Financials 0.1%
CI Financial Corp.	52,537	1,217,954

Energy 2.2%
Bankers Petroleum Ltd. *	4,739	29,760
Canadian Natural Resources Ltd.	116,550	4,695,799
Crescent Point Energy Corp.	30,546	1,373,123
Legacy Oil + Gas, Inc. *	377,244	4,465,571
Pacific Rubiales Energy Corp.	36,473	1,049,012
Pason Systems, Inc.	595,500	9,193,181
Petrominerales Ltd.	86,267	2,752,021
Peyto Exploration & Development Corp.	41,773	1,018,694
Precision Drilling Corp. *	48,600	839,290
Suncor Energy, Inc.	181,975	6,955,084
Trican Well Service Ltd.	304,778	7,977,914

		40,349,449

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	63,161	1,993,097

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	37,768	1,768,924

Health Care Equipment & Services 0.5%
SXC Health Solutions Corp. *	138,395	8,758,957

Insurance 0.1%
Intact Financial Corp.	15,312	888,639
Intact Financial Corp. (Subscription Receipt)	6,173	351,857
Manulife Financial Corp.	52,625	836,211

		2,076,707

Materials 2.0%
AuRico Gold, Inc. *	171,227	2,078,846
Copper Mountain Mining Corp. *	369,211	2,704,984
Detour Gold Corp. *	132,551	4,166,107
First Quantum Minerals Ltd.	12,700	1,760,680
IAMGOLD Corp.	43,400	868,500
Major Drilling Group International, Inc.	458,583	6,844,307
New Gold, Inc. *	83,642	904,309
Potash Corp. of Saskatchewan, Inc.	312,675	18,075,742

		37,403,475

Media 0.2%
Thomson Reuters Corp.	110,400	3,796,896

Real Estate 0.8%
Brookfield Asset Management, Inc., Class A	172,554	5,440,628
Morguard REIT	223,790	3,660,932
Northern Property REIT	160,700	5,168,571

		14,270,131

Retailing 0.2%
Dollarama, Inc. *	140,714	4,706,912

Software & Services 0.1%
CGI Group, Inc., Class A *	34,800	748,121
Open Text Corp. *	22,600	1,526,856

		2,274,977

Transportation 0.9%
Canadian National Railway Co.	129,925	9,726,185
Canadian Pacific Railway Ltd.	116,725	7,454,059

		17,180,244

		148,210,758

Chile 0.1%

Banks 0.1%
Banco Santander Chile ADR	13,935	1,295,676

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CFR Pharmaceuticals S.A. *	2,118,794	530,278

Real Estate 0.0%
Parque Arauco S.A.	237,511	493,192

		2,319,146

China 2.1%

Banks 0.3%
Industrial & Commercial Bank of China Ltd., Class H	6,807,000	5,169,571

Capital Goods 0.0%
Haitian International Holdings Ltd.	407,000	492,969
Lonking Holdings Ltd.	115,000	58,276

		551,245

Commercial & Professional Supplies 0.1%
51job, Inc. *	31,713	2,094,644

Consumer Durables & Apparel 0.3%
Haier Electronics Group Co., Ltd. *	4,512,000	5,491,013

Consumer Services 0.1%
Ajisen China Holdings Ltd.	258,000	507,568
New Oriental Education & Technology Group, Inc. ADR *	8,100	1,034,613

		1,542,181

Energy 0.1%
China Shenhua Energy Co., Ltd., Class H	411,000	2,060,796

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd. *	12,000	15,428

2

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.2%
China Minzhong Food Corp., Ltd. *	204,000	240,146
Shenguan Holdings Group Ltd.	3,990,000	2,554,200

		2,794,346

Materials 0.3%
AMVIG Holdings Ltd.	6,818,000	4,189,809
China Lumena New Materials Corp.	2,252,310	795,329
Dongyue Group	422,000	459,205

		5,444,343

Media 0.1%
Focus Media Holding Ltd. ADR *	65,200	2,144,428

Real Estate 0.0%
Evergrande Real Estate Group Ltd.	186,000	139,494

Retailing 0.3%
China ZhengTong Auto Services Holdings Ltd. *	1,682,000	2,225,466
Intime Department Store Group Co Ltd.	1,704,000	2,852,829

		5,078,295

Semiconductors & Semiconductor Equipment 0.0%
Spreadtrum Communications, Inc.	47,000	636,850

Software & Services 0.3%
21Vianet Group Inc. ADR *	66,203	870,570
Kingdee International Software Group Co., Ltd.	7,980,800	4,679,651

		5,550,221

Technology Hardware & Equipment 0.0%
AAC Technologies Holdings, Inc.	194,000	447,080
Hollysys Automation Technologies Ltd. *	28,983	202,011

		649,091

		39,361,946

Denmark 0.8%

Capital Goods 0.0%
FLSmidth & Co. A/S	6,900	535,062

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	11,684	1,796,309

Materials 0.5%
Christian Hansen Holding A/S	411,015	9,478,161

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	19,750	2,415,836

Software & Services 0.0%
SimCorp A/S	2,812	520,655

		14,746,023

Egypt 0.1%

Banks 0.0%
Commercial International Bank Egypt S.A.E.	112,700	513,184

Diversified Financials 0.1%
Egyptian Financial Group-Hermes Holding S.A.E. *	163,870	524,250

		1,037,434

Finland 0.5%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	65,593	3,068,095

Capital Goods 0.3%
Kone Oyj, Class B	34,859	2,020,899
Metso Corp. Oyj	13,200	645,244
Outotec Oyj	55,529	2,727,176

		5,393,319

Materials 0.1%
M-real Oyj, Class B *	27,071	99,684
UPM-Kymmene Oyj	94,459	1,471,991

		1,571,675

		10,033,089

France 6.3%

Automobiles & Components 0.1%
Faurecia	27,200	1,049,199

Banks 0.7%
BNP Paribas S.A.	206,803	13,411,964

Capital Goods 1.0%
Haulotte Group *	4,600	87,434
Mersen S.A.	131,094	7,084,381
Nexans S.A.	76,015	6,558,808
Safran S.A.	69,600	2,893,166
Schneider Electric S.A.	17,337	2,505,448

		19,129,237

Commercial & Professional Supplies 0.1%
Edenred	42,400	1,220,901

Consumer Durables & Apparel 0.0%
SEB S.A.	8,898	876,990

Consumer Services 0.0%
Sodexo	2,800	213,966

Energy 0.1%
Technip S.A.	22,700	2,485,555

Food, Beverage & Tobacco 0.1%
DANONE S.A.	34,200	2,438,278

Health Care Equipment & Services 0.3%
Essilor International S.A.	43,266	3,467,281
Medica S.A.	111,914	2,341,907

		5,809,188

Household & Personal Products 0.2%
L’Oreal S.A.	36,108	4,344,341

Insurance 0.4%
AXA S.A.	221,186	4,138,163

 3

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Euler Hermes S.A.	32,831	2,882,641

		7,020,804

Materials 0.2%
Air Liquide S.A.	13,562	1,862,917
Arkema	17,054	1,663,767

		3,526,684

Media 1.1%
Ipsos	131,689	6,230,699
Publicis Groupe	168,000	8,543,406
Societe Television Francaise 1	259,500	4,948,263

		19,722,368

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Boiron S.A.	78,450	3,349,052
Eurofins Scientific	39,530	3,566,021

		6,915,073

Software & Services 0.2%
Alten	85,144	3,176,410

Technology Hardware & Equipment 1.1%
Gemalto N.V.	10,500	500,248
Ingenico S.A.	195,200	8,226,374
Neopost S.A.	158,235	12,644,425

		21,371,047

Utilities 0.3%
Rubis	55,630	3,246,172
Suez Environnement Co.	111,456	2,066,089

		5,312,261

		118,024,266

Germany 6.9%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	40,583	4,057,154
Daimler AG - Reg’d	50,100	3,632,025
ElringKlinger AG	183,467	5,483,371
SAF-Holland S.A. *	168,594	1,901,683

		15,074,233

Capital Goods 1.4%
Bilfinger Berger SE	111,789	11,025,198
GEA Group AG	8,700	303,337
Gildemeister AG *	117,368	2,151,293
Kloeckner & Co., SE	34,950	851,080
MTU Aero Engines Holding AG	88,892	6,562,513
Rational AG	19,610	5,310,798

		26,204,219

Consumer Durables & Apparel 0.3%
Gerry Weber International AG	161,124	5,338,445

Insurance 0.5%
Allianz SE - Reg’d	67,100	8,744,131

Materials 1.5%
BASF SE	53,168	4,801,664
BASF SE ADR	76,750	6,955,085
Lanxess AG	39,109	3,139,139
Symrise AG	420,669	11,492,098
Wacker Chemie AG	10,100	1,909,937

		28,297,923

Media 0.4%
GfK SE	101,386	5,099,580
Kabel Deutschland Holding AG *	21,700	1,221,429

		6,321,009

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	63,230	5,058,412
QIAGEN N.V. *	271,115	4,560,097

		9,618,509

Retailing 0.3%
Fielmann AG	59,597	6,224,101

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE	24,163	649,133
Infineon Technologies AG	203,308	2,040,007

		2,689,140

Software & Services 0.7%
SAP AG	180,147	11,263,174
XING AG *	26,411	2,315,326

		13,578,500

Technology Hardware & Equipment 0.2%
Wincor Nixdorf AG	67,710	4,234,444

Transportation 0.1%
Fraport AG	14,000	1,121,722

		127,446,376

Hong Kong 1.9%

Automobiles & Components 0.1%
Brilliance China Automotive Holdings Ltd. *	1,334,000	1,696,979

Capital Goods 0.2%
Noble Group Ltd.	1,200,000	1,860,822
Singamas Container Holdings Ltd.	2,474,000	855,421

		2,716,243

Consumer Durables & Apparel 0.0%
Arts Optical International Holdings Ltd.	1,698,000	686,281

Diversified Financials 0.0%
Value Partners Group Ltd.	828,000	655,423

Energy 0.2%
CNOOC Ltd.	1,443,000	3,212,135

Household & Personal Products 0.2%
Biostime International Holdings Ltd.	1,621,000	3,539,486

Materials 0.3%
China Resources Cement Holdings Ltd.	308,000	295,416
China Shanshui Cement Group	4,355,000	5,281,822

		5,577,238

Real Estate 0.0%
Country Garden Holdings Co.	550,000	281,670

Retailing 0.2%
Giordano International Ltd.	3,180,000	2,422,325
Luk Fook Holdings International Ltd.	359,000	1,885,226

4

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sa Sa International Holdings Ltd.	150,000	118,822

		4,426,373

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	488,400	5,356,842

Technology Hardware & Equipment 0.0%
China High Precision Automation Group Ltd.	429,000	297,612

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,932,000	686,081
SmarTone Telecommunications Holdings Ltd.	286,500	442,393

		1,128,474

Transportation 0.3%
Pacific Basin Shipping Ltd.	10,483,000	5,744,676

		35,319,432

India 0.8%

Banks 0.3%
Axis Bank Ltd.	38,377	1,162,432
HDFC Bank Ltd.	83,195	919,953
Indian Bank	505,223	2,577,694

		4,660,079

Consumer Durables & Apparel 0.2%
Titan Industries Ltd.	164,000	846,486
TTK Prestige Ltd.	28,514	1,905,379

		2,751,865

Consumer Services 0.1%
Jubilant Foodworks Ltd. *	136,268	2,626,019

Diversified Financials 0.0%
Shriram Transport Finance Co., Ltd.	46,131	667,125

Media 0.1%
Dish TV India Ltd. *	945,547	1,814,799

Software & Services 0.1%
Tata Consultancy Services Ltd.	55,829	1,438,218

		13,958,105

Indonesia 0.4%

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	1,993,500	1,613,661

Capital Goods 0.1%
PT United Tractors Tbk	863,893	2,771,029

Energy 0.1%
Indo Tambangraya Megah PT	202,000	1,196,777

Food, Beverage & Tobacco 0.1%
PT Indofood Sukses Makmur Tbk	2,361,000	1,758,805

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
PT Kalbe Farma Tbk	2,072,500	846,827

		8,187,099

Ireland 1.8%

Banks 0.3%
The Governor & Company of the Bank of Ireland *	36,132,080	5,460,285

Capital Goods 0.4%
Cooper Industries plc	117,800	6,162,118
Ingersoll-Rand plc	43,200	1,616,544

		7,778,662

Commercial & Professional Supplies 0.3%
Experian plc	353,773	4,650,485

Consumer Services 0.0%
Paddy Power plc	15,429	754,886

Food, Beverage & Tobacco 0.3%
Glanbia plc	673,843	4,551,233

Materials 0.3%
Kenmare Resources plc *	6,971,259	6,339,412

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	70,100	775,306
Shire plc	81,291	2,821,503

		3,596,809

		33,131,772

Israel 0.6%

Materials 0.1%
Israel Chemicals Ltd.	131,548	2,211,787

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd. ADR	48,566	2,265,118

Semiconductors & Semiconductor Equipment 0.3%
Mellanox Technologies Ltd. *	141,762	4,940,406

Software & Services 0.1%
Check Point Software Technologies Ltd. *	27,085	1,561,450

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	280,750

		11,259,511

Italy 2.0%

Automobiles & Components 0.5%
Pirelli & C. S.p.A.	984,326	10,206,083

Banks 0.6%
Intesa Sanpaolo	4,468,570	10,308,070

Capital Goods 0.2%
Interpump Group S.p.A.	351,364	2,848,702

Consumer Durables & Apparel 0.2%
Salvatore Ferragamo Italia S.p.A. *	178,658	3,401,455

Consumer Services 0.1%
Lottomatica S.p.A. *	99,682	1,976,863

Diversified Financials 0.2%
Banca Generali S.p.A	289,917	3,464,808

Energy 0.1%
Saipem S.p.A.	52,102	2,715,059

 5

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A	123,400	1,017,971

Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	17,769	878,341

Transportation 0.0%
Ansaldo STS S.p.A.	44,488	429,962

		37,247,314

Japan 15.2%

Automobiles & Components 2.3%
EXEDY Corp.	32,900	1,243,120
F.C.C. Co., Ltd.	513,111	12,317,339
Honda Motor Co., Ltd.	209,500	8,312,107
Nifco, Inc.	373,200	9,982,995
Toyota Boshoku Corp.	30,300	509,127
Toyota Motor Corp.	258,000	10,532,588

		42,897,276

Banks 0.6%
Sumitomo Mitsui Financial Group, Inc.	324,500	10,208,426

Capital Goods 2.1%
Chiyoda Corp.	83,000	1,060,183
Fanuc Ltd.	22,800	4,313,122
JGC Corp.	29,000	905,698
Komatsu Ltd.	113,400	3,540,163
Makino Milling Machine Co., Ltd.	580,000	5,704,783
Makita Corp.	63,700	2,996,788
Misumi Group, Inc.	36,300	1,013,165
Miura Co., Ltd.	110,000	3,167,982
Nabtesco Corp.	128,900	3,274,375
NGK Insulators Ltd.	32,000	586,094
SMC Corp.	13,500	2,482,770
THK Co., Ltd.	99,900	2,589,939
Tsubakimoto Chain Co.	468,000	3,005,128
Ushio, Inc.	251,200	4,724,684

		39,364,874

Commercial & Professional Supplies 0.6%
Meitec Corp.	120,000	2,673,469
Secom Co., Ltd.	159,400	7,951,734

		10,625,203

Consumer Durables & Apparel 0.3%
Asics Corp.	58,000	879,461
Shimano, Inc.	13,500	710,590
Tamron Co., Ltd.	124,700	3,257,485

		4,847,536

Consumer Services 0.1%
Round One Corp.	342,200	2,754,496

Diversified Financials 0.8%
Daiwa Securities Group, Inc.	2,726,000	11,856,889
ORIX Corp.	30,730	3,314,921
Osaka Securities Exchange Co., Ltd.	78	389,764

		15,561,574

Food, Beverage & Tobacco 0.4%
Ariake Japan Co., Ltd.	216,700	4,425,291
Japan Tobacco, Inc.	770	3,489,532

		7,914,823

Health Care Equipment & Services 1.6%
Hogy Medical Co., Ltd.	156,500	7,010,062
M3, Inc.	262	2,364,947
Miraca Holdings, Inc.	173,300	7,283,769
Nihon Kohden Corp.	142,400	3,957,932
Olympus Corp.	249,200	8,861,887

		29,478,597

Household & Personal Products 0.2%
Dr. Ci:Labo Co., Ltd.	645	3,495,646

Materials 1.0%
Nippon Shokubai Co., Ltd.	462,000	6,043,232
Nitto Denko Corp.	27,500	1,325,187
Taiyo Holdings Co., Ltd.	108,300	3,299,474
Teijin Ltd.	217,000	969,488
Zeon Corp.	555,000	6,020,984

		17,658,365

Media 0.4%
CyberAgent, Inc.	2,219	7,733,434

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Kaken Pharmaceutical Co., Ltd.	39,000	551,299
Sawai Pharmaceutical Co., Ltd.	7,100	733,624

		1,284,923

Real Estate 0.1%
Daito Trust Construction Co., Ltd.	19,200	1,848,137

Retailing 1.0%
Fast Retailing Co., Ltd.	17,600	3,115,016
K’s Holdings Corp.	36,800	1,721,410
Nitori Co., Ltd.	25,560	2,486,882
Sanrio Co., Ltd.	71,900	3,112,150
Start Today Co., Ltd.	139,700	3,482,105
United Arrows Ltd.	115,600	2,342,565
Yamada Denki Co., Ltd.	25,150	2,013,634

		18,273,762

Semiconductors & Semiconductor Equipment 0.5%
Rohm Co., Ltd.	167,200	9,743,407

Software & Services 0.7%
Capcom Co., Ltd.	11,800	309,114
DeNA Co., Ltd.	28,300	1,409,110
Gree, Inc. *	93,600	2,143,329
Kakaku.com, Inc.	121,600	4,809,996
Yahoo Japan Corp.	11,572	4,104,191

		12,775,740

Technology Hardware & Equipment 2.1%
Anritsu Corp.	562,000	6,091,456
Canon, Inc.	234,600	11,310,407
Horiba Ltd.	273,800	9,085,992
Keyence Corp.	13,200	3,732,089
Murata Manufacturing Co., Ltd.	31,000	2,007,775
OMRON Corp.	263,200	7,408,402

		39,636,121

Telecommunication Services 0.3%
SOFTBANK Corp.	154,700	6,041,090

		282,143,430

6

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Luxembourg 0.8%

Energy 0.5%
Subsea 7 S.A. *	69,700	1,835,442
Tenaris S.A. ADR	176,900	7,818,980

		9,654,422

Materials 0.2%
ArcelorMittal	81,500	2,540,443

Retailing 0.0%
L’Occitane International S.A. *	126,750	348,614

Telecommunication Services 0.1%
Millicom International Cellular S.A.	15,715	1,880,012

		14,423,491

Mexico 0.5%

Diversified Financials 0.0%
Compartamos S.A.B. de C.V.	464,667	836,118

Food, Beverage & Tobacco 0.0%
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,100	513,827

Media 0.2%
Grupo Televisa S.A. ADR	128,200	2,844,758

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Genomma Lab Internacional S.A., Class B *	2,572,905	5,892,299

		10,087,002

Netherlands 3.8%

Capital Goods 1.4%
Aalberts Industries N.V.	105,470	2,054,781
Koninklijke Boskalis Westminster N.V.	400,899	16,865,420
Koninklijke Philips Electronics N.V.	236,800	5,881,517

		24,801,718

Energy 1.5%
Core Laboratories N.V.	46,100	5,010,148
Royal Dutch Shell plc, B Shares	170,973	6,260,287
SBM Offshore N.V.	170,472	4,075,119
Schlumberger Ltd.	138,325	12,500,430

		27,845,984

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	323,800	4,311,526

Food, Beverage & Tobacco 0.3%
Heineken Holding N.V.	89,300	4,537,418
Unilever N.V., NY Shares	43,850	1,424,248

		5,961,666

Materials 0.3%
Akzo Nobel N.V.	100,300	6,126,599

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	59,502	2,119,690

		71,167,183

New Zealand 0.8%

Consumer Services 0.3%
Sky City Entertainment Group Ltd.	1,690,929	5,464,010

Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	2,369,299	5,212,214

Transportation 0.2%
Auckland International Airport Ltd.	2,088,250	4,143,054

		14,819,278

Norway 0.8%

Commercial & Professional Supplies 0.4%
Tomra Systems A.S.A.	718,190	6,493,886

Energy 0.4%
Aker Solutions A.S.A.	76,700	1,342,233
Farstad Shipping A.S.A.	107,898	3,216,320
TGS Nopec Geophysical Co., A.S.A.	104,936	3,060,853

		7,619,406

Materials 0.0%
Yara International A.S.A. ADR	14,200	810,820

Software & Services 0.0%
Opera Software A.S.A.	46,492	298,174

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	28,700	558,970

		15,781,256

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	17,103	1,670,963

Philippines 0.1%

Capital Goods 0.0%
Alliance Global Group, Inc. *	3,331,000	915,383

Transportation 0.1%
International Container Terminal Services, Inc.	974,500	1,261,234

		2,176,617

Republic of Korea 1.9%

Automobiles & Components 0.4%
Halla Climate Control Corp.	4,469	108,992
Hyundai Mobis	4,948	1,781,277
Hyundai Motor Co.	12,336	2,746,349
Mando Corp.	18,600	3,673,410

		8,310,028

Capital Goods 0.3%
Samsung Engineering Co., Ltd.	7,594	1,871,621
Samsung Heavy Industries Co., Ltd.	80,220	3,263,699

		5,135,320

 7

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.2%
Handsome Co., Ltd.	119,470	3,188,001

Insurance 0.4%
Dongbu Insurance Co., Ltd.	12,900	640,117
Hyundai Marine & Fire Insurance Co., Ltd.	181,190	5,803,315
Samsung Fire & Marine Insurance Co., Ltd.	7,280	1,646,793

		8,090,225

Materials 0.1%
Hyundai Steel Co.	7,200	887,419

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc.	53,100	2,415,606

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	7,280	5,829,551

Software & Services 0.1%
NCSoft Corp.	5,900	1,815,520

		35,671,670

Singapore 3.6%

Capital Goods 0.2%
Keppel Corp., Ltd.	247,500	2,274,803
SembCorp Marine Ltd.	198,000	885,311

		3,160,114

Energy 0.2%
Ezra Holdings Ltd.	2,713,000	2,824,120

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	2,003,000	2,268,148

Real Estate 1.3%
Ascendas REIT	4,307,000	7,294,057
CapitaMall Trust	8,301,200	12,984,418
CapitaMalls Asia Ltd.	1,081,000	1,287,128
Global Logistic Properties Ltd. *	1,090,000	1,824,852

		23,390,455

Telecommunication Services 0.4%
StarHub Ltd.	3,432,000	8,037,062

Transportation 1.1%
SATS Ltd.	4,027,000	8,411,223
SIA Engineering Co., Ltd.	2,926,000	9,840,295
SMRT Corp., Ltd.	1,885,553	2,882,380

		21,133,898

Utilities 0.3%
Hyflux Ltd.	3,642,000	5,920,399

		66,734,196

South Africa 0.3%

Capital Goods 0.0%
Wilson Bayly Holmes-Ovcon Ltd.	36,458	588,488

Energy 0.1%
Sasol Ltd.	29,737	1,491,616

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	89,224	1,386,604

Health Care Equipment & Services 0.0%
Life Healthcare Group Holdings Pte Ltd.	294,756	766,286

Retailing 0.1%
Clicks Group Ltd.	134,556	803,760
The Foschini Group Ltd.	82,504	1,085,033

		1,888,793

		6,121,787

Spain 1.0%

Banks 0.6%
Banco Santander S.A.	1,048,190	11,032,501

Commercial & Professional Supplies 0.2%
Prosegur, Compania de Seguridad S.A. - Reg’d	102,920	4,736,778

Consumer Services 0.1%
NH Hoteles S.A. *	242,744	1,521,129

Energy 0.0%
Tecnicas Reunidas S.A.	5,901	260,178

Food, Beverage & Tobacco 0.0%
Viscofan S.A.	15,443	575,831

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	51,500	1,125,641

		19,252,058

Sweden 1.6%

Capital Goods 0.9%
Assa Abloy AB, B Shares	363,500	9,332,608
Atlas Copco AB, A Shares	107,937	2,547,255
Hexagon AB, Class B	172,182	3,504,321
NIBE Industrier AB, B Shares	24,352	410,001

		15,794,185

Commercial & Professional Supplies 0.2%
AF AB, B Shares	218,592	4,056,684

Consumer Durables & Apparel 0.0%
JM AB	27,447	531,650

Diversified Financials 0.0%
Kinnevik Investment AB, B Shares	17,700	407,493

Energy 0.1%
Lundin Petroleum AB *	104,600	1,435,924

Food, Beverage & Tobacco 0.1%
Swedish Match AB	48,900	1,818,517

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	26,384	1,214,195
Getinge AB, B Shares	67,406	1,817,978

		3,032,173

Retailing 0.1%
Hennes & Mauritz AB, B Shares	53,700	1,835,978

8

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mekonomen AB	9,654	312,341

		2,148,319

		29,224,945

Switzerland 7.8%

Capital Goods 0.7%
ABB Ltd. - Reg’d *	271,575	6,504,682
Geberit AG - Reg’d *	13,900	3,280,065
Meyer Burger Technology AG *	12,911	453,220
Sulzer AG - Reg’d	16,100	2,339,342

		12,577,309

Commercial & Professional Supplies 0.6%
Adecco S.A. - Reg’d *	161,800	9,722,922
SGS S.A. - Reg’d	898	1,744,296

		11,467,218

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	56,820	3,669,681

Consumer Services 0.0%
Orascom Development Holding AG *	14,366	481,878

Diversified Financials 1.3%
Credit Suisse Group AG - Reg’d *	331,700	11,925,443
Julius Baer Group Ltd. *	29,005	1,232,396
Partners Group Holding AG	8,154	1,549,653
UBS AG - Reg’d *	528,500	8,724,762

		23,432,254

Energy 1.3%
Noble Corp.	270,400	9,969,648
Transocean Ltd.	114,121	7,025,289
Weatherford International Ltd. *	362,125	7,937,780

		24,932,717

Food, Beverage & Tobacco 1.3%
Aryzta AG	19,300	1,054,008
Nestle S.A. - Reg’d	140,800	8,969,174
Nestle S.A. - Reg’d ADR	207,512	13,228,890

		23,252,072

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	89,076	1,704,050

Materials 1.0%
Givaudan S.A. - Reg’d *	7,740	8,475,121
Glencore International plc *	325,995	2,545,494
Holcim Ltd. - Reg’d *	92,600	6,349,155
Sika AG - Bearer Shares	499	1,167,626

		18,537,396

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Novartis AG - Reg’d	95,600	5,860,479
Novartis AG ADR	59,775	3,658,230
Roche Holding AG	43,900	7,877,671

		17,396,380

Transportation 0.4%
Kuehne & Nagel International AG - Reg’d	55,600	7,773,037

		145,223,992

Taiwan 1.4%

Capital Goods 0.4%
AirTac International Group	524,000	4,092,382
Yungtay Engineering Co., Ltd.	1,685,000	3,210,877

		7,303,259

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	187,000	2,884,074

Materials 0.3%
Taiwan Hon Chuan Enterprise Co., Ltd.	1,597,000	4,801,933

Semiconductors & Semiconductor Equipment 0.0%
Powertech Technology, Inc.	2,100	6,042

Technology Hardware & Equipment 0.6%
Catcher Technology Co., Ltd.	207,490	1,812,149
HTC Corp.	47,250	1,405,568
Largan Precision Co., Ltd.	167,000	5,623,402
TPK Holding Co Ltd. *	52,000	1,535,630

		10,376,749

		25,372,057

Thailand 0.1%

Banks 0.1%
Kasikornbank Public Co., Ltd.	317,500	1,506,995

Energy 0.0%
Banpu Public Co., Ltd. - Reg’d	9,800	239,228

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL	192,300	372,350

		2,118,573

Turkey 0.1%

Automobiles & Components 0.0%
Tofas Turk Otomobil Fabrikasi A/S	94,702	390,671

Banks 0.1%
Turkiye Halk Bankasi A/S	131,688	919,531

		1,310,202

United Kingdom 17.2%

Capital Goods 3.5%
Ashtead Group plc	1,471,578	3,870,330
BAE Systems plc	398,400	1,983,444
Bodycote plc	675,095	4,270,754
Cobham plc	1,539,624	5,131,973
IMI plc	407,181	6,988,604
Interserve plc	695,524	3,798,903
Meggitt plc	137,232	872,142
Rolls-Royce Holdings plc *	251,024	2,679,992
Rotork plc	537,610	13,945,538

 9

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spirax-Sarco Engineering plc	230,945	7,097,316
The Weir Group plc	77,481	2,689,025
Ultra Electronics Holdings plc	323,123	8,343,045
Wolseley plc	103,800	3,081,596

		64,752,662

Commercial & Professional Supplies 1.4%
Aggreko plc	103,471	3,276,889
Babcock International Group plc	191,096	2,110,690
De La Rue plc	703,812	9,016,906
G4S plc	1,532,900	6,886,492
Michael Page International plc	65,495	537,211
RPS Group plc	169,672	650,310
Serco Group plc	423,957	3,750,903

		26,229,401

Consumer Durables & Apparel 0.5%
Bellway plc	317,850	3,435,832
Burberry Group plc	115,406	2,821,352
Persimmon plc	122,400	923,695
The Berkeley Group Holdings plc *	74,483	1,502,020

		8,682,899

Consumer Services 0.2%
Greene King plc	344,905	2,763,897
Restaurant Group plc	72,302	347,021
Whitbread plc	59,034	1,504,579

		4,615,497

Diversified Financials 0.6%
Aberdeen Asset Management plc	1,945,411	7,016,342
Ashmore Group plc	142,997	944,726
Hargreaves Lansdown plc	69,746	651,502
IG Group Holdings plc	127,916	926,181
Jupiter Fund Management plc	114,174	436,923
Schroders plc	75,600	2,012,316

		11,987,990

Energy 0.9%
Afren plc *	973,775	2,230,765
AMEC plc	118,669	2,045,952
BG Group plc	158,669	3,740,868
Cairn Energy plc *	121,135	732,309
Enquest plc *	107,155	218,821
John Wood Group plc	359,730	3,924,471
Petrofac Ltd.	140,915	3,224,022
Tullow Oil plc	52,969	1,064,141

		17,181,349

Food & Staples Retailing 0.0%
Tesco plc	82,000	515,074

Food, Beverage & Tobacco 1.3%
British American Tobacco plc ADR	76,850	7,025,627
Britvic plc	112,223	644,815
Diageo plc	622,685	12,665,958
Diageo plc ADR	42,525	3,454,731

		23,791,131

Insurance 0.3%
Admiral Group plc	53,855	1,366,080
Amlin plc	189,796	1,253,734
Hiscox Ltd.	95,007	634,572
Lancashire Holdings Ltd.	94,109	1,076,013
St. James’s Place plc	86,176	521,493
Willis Group Holdings plc	22,300	912,962

		5,764,854

Materials 4.0%
Antofagasta plc	72,240	1,659,060
AZ Electronic Materials S.A. *	1,301,842	5,641,276
BHP Billiton plc	152,386	5,692,384
Croda International plc	773,165	24,065,583
Johnson Matthey plc	87,012	2,900,241
Randgold Resources Ltd. ADR	6,095	553,487
Rexam plc	2,080,232	12,639,898
Rio Tinto plc ADR	170,750	12,119,835
Victrex plc	294,066	7,022,420
Xstrata plc	146,865	3,098,612

		75,392,796

Media 0.5%
Reed Elsevier plc	457,300	4,146,511
Rightmove plc	226,260	4,528,727

		8,675,238

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Abcam plc	167,439	1,099,372
GlaxoSmithKline plc	114,500	2,552,793

		3,652,165

Real Estate 0.1%
Shaftesbury plc	249,111	2,085,440

Retailing 0.7%
ASOS plc *	116,524	4,332,668
Carphone Warehouse Group plc	208,546	1,412,918
Dunelm Group plc	103,193	796,115
Next plc	55,695	2,164,906
Ocado Group plc *	237,846	664,873
Signet Jewelers Ltd. *	73,300	3,140,172

		12,511,652

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	131,671	1,255,497

Software & Services 0.1%
Autonomy Corp. plc *	47,178	1,298,285
Telecity Group plc *	101,168	915,403

		2,213,688

Technology Hardware & Equipment 2.3%
Diploma plc	749,601	4,471,876
Halma plc	1,138,944	7,553,183
Imagination Technologies Group plc *	383,253	2,486,156
Laird plc	1,849,102	5,697,091
Spectris plc	705,316	18,144,955
TT electronics plc	1,164,116	3,687,921

		42,041,182

Utilities 0.5%
Centrica plc	997,201	5,006,086
Scottish & Southern Energy plc	197,900	4,240,266

		9,246,352

		320,594,867

10

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United States 0.3%

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	31,150	2,143,431

Household & Personal Products 0.1%
Herbalife Ltd.	16,800	936,096

Insurance 0.1%
PartnerRe Ltd.	27,375	1,829,198

		4,908,725

Total Common Stock
(Cost $1,453,091,921)		1,798,681,321

Preferred Stock 0.1% of net assets

Germany 0.1%
Hugo Boss AG	14,750	1,605,041

Total Preferred Stock
(Cost $1,133,541)		1,605,041

Other Investment Companies 3.8% of net assets

Equity Funds 0.1%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Index ETF	1,719,400	2,762,071

Money Fund 3.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	69,017,845	69,017,845

Total Other Investment Companies
(Cost $71,909,602)		71,779,916

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A. (a)(b)
6.50%, 04/15/18	226,000	149,351

Total Corporate Bond
(Cost $117,576)		149,351

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $1,556,515,198 and the unrealized appreciation and depreciation were $355,656,263 and ($39,955,832), respectively, with a net unrealized appreciation of $315,700,431.

At 07/31/11, the values of certain foreign securities held by the fund aggregating $1,353,458,393 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $149,351 or 0.0% of net assets.

ADR —	American Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

In addition to the above the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/16/11	324	25,774,200	631,233
S&P 500 Index, e-mini, Long, expires 09/16/11	235	15,138,700	288,639

Net unrealized gains			919,872

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

08/03/2011	State Street Bank & Trust Co.	CHF	3,600,000	USD	4,574,042	182,229
09/19/2011	State Street Bank & Trust Co.	EUR	4,071,295	USD	5,843,564	52,635
09/23/2011	Morgan Stanley	GBP	5,688,000	USD	9,331,459	246,813
08/03/2011	State Street Bank & Trust Co.	JPY	310,000,000	USD	4,026,812	107,024
08/12/2011	State Street Bank & Trust Co.	USD	1,327,800	AUD	1,210,000	(276,552)
09/12/2011	State Street Bank & Trust Co.	USD	748,758	AUD	685,000	(147,211)
09/16/2011	State Street Bank & Trust Co.	USD	803,003	AUD	735,000	(140,842)
09/16/2011	State Street Bank & Trust Co.	USD	1,259,677	AUD	1,153,000	(171,591)
09/21/2011	State Street Bank & Trust Co.	USD	2,380,186	AUD	2,180,000	(83,556)

 11

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)
09/21/2011	State Street Bank & Trust Co.	USD	1,069,992	AUD	980,000	(144,294)
09/21/2011	State Street Bank & Trust Co.	USD	1,435,754	AUD	1,315,000	(175,261)
09/21/2011	State Street Bank & Trust Co.	USD	1,091,828	AUD	1,000,000	(113,078)
09/21/2011	State Street Bank & Trust Co.	USD	928,054	AUD	850,000	(97,434)
09/21/2011	State Street Bank & Trust Co.	USD	1,976,210	AUD	1,810,000	(32,234)
10/31/2011	State Street Bank & Trust Co.	USD	22,223,414	AUD	20,457,500	98,174
09/22/2011	State Street Bank & Trust Co.	USD	5,140,513	CAD	4,917,000	(131,855)
08/03/2011	State Street Bank & Trust Co.	USD	4,574,042	CHF	3,600,000	(1,111,105)
09/20/2011	Northern Trust Co.	USD	5,121,590	CHF	4,028,000	(329,376)
03/21/2012	State Street Bank & Trust Co.	USD	6,472,984	CHF	5,077,000	(392,453)
03/21/2012	State Street Bank & Trust Co.	USD	14,152,082	CHF	11,100,000	(576,093)
03/21/2012	State Street Bank & Trust Co.	USD	3,697,391	CHF	2,900,000	(310,332)
03/21/2012	State Street Bank & Trust Co.	USD	28,036,422	CHF	21,990,000	(1,881,981)
03/21/2012	State Street Bank & Trust Co.	USD	14,407,075	CHF	11,300,000	(1,367,806)
09/19/2011	State Street Bank & Trust Co.	USD	26,881,891	EUR	18,729,000	101,822
09/19/2011	State Street Bank & Trust Co.	USD	3,229,444	EUR	2,250,000	49,458
03/21/2012	State Street Bank & Trust Co.	USD	4,143,513	EUR	2,900,000	71,869
03/21/2012	State Street Bank & Trust Co.	USD	15,716,775	EUR	11,000,000	(10,931)
09/23/2011	Morgan Stanley	USD	32,996,419	GBP	20,113,000	(154,807)
08/03/2011	State Street Bank & Trust Co.	USD	4,026,812	JPY	310,000,000	(429,815)
08/15/2011	State Street Bank & Trust Co.	USD	5,183,731	JPY	399,000,000	(486,851)
09/07/2011	State Street Bank & Trust Co.	USD	8,460,168	JPY	651,000,000	(695,841)
09/16/2011	State Street Bank & Trust Co.	USD	3,028,282	JPY	233,000,000	(179,244)
09/21/2011	Bank of New York Mellon	USD	12,097,640	JPY	930,758,000	(589,922)
09/21/2011	Bank of New York Mellon	USD	11,223,511	JPY	863,505,000	(450,275)
09/21/2011	State Street Bank & Trust Co.	USD	1,624,703	JPY	125,000,000	(79,778)
09/21/2011	State Street Bank & Trust Co.	USD	17,936,717	JPY	1,380,000,000	(483,055)
09/21/2011	Bank of New York Mellon	USD	5,652,691	JPY	434,902,000	(204,976)
09/21/2011	State Street Bank & Trust Co.	USD	7,018,715	JPY	540,000,000	(319,462)
09/21/2011	State Street Bank & Trust Co.	USD	2,807,486	JPY	216,000,000	(173,019)
09/21/2011	State Street Bank & Trust Co.	USD	7,642,601	JPY	588,000,000	(440,161)
09/21/2011	State Street Bank & Trust Co.	USD	3,119,429	JPY	240,000,000	(72,003)
12/21/2011	State Street Bank & Trust Co.	USD	2,135,882	SEK	13,541,000	(56,618)
12/21/2011	State Street Bank & Trust Co.	USD	536,297	SEK	3,400,000	(6,908)
12/21/2011	State Street Bank & Trust Co.	USD	599,391	SEK	3,800,000	23,152

Net unrealized losses on Forward Foreign Currency Contracts						(11,383,544)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

12

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$178,262,313	$—	$178,262,313
Australia(a)	—	51,447,704	—	51,447,704
Food, Beverage & Tobacco	507,669	—	—	507,669
Materials	15,606,986	27,472,904	—	43,079,890
Austria(a)	—	1,154,339	—	1,154,339
Energy	2,654,563	—	—	2,654,563
Belgium(a)	—	680,695	—	680,695
Food & Staples Retailing	486,719	—	—	486,719
Brazil(a)	29,585,179	—	—	29,585,179
Canada(a)	148,210,758	—	—	148,210,758
Chile(a)	2,319,146	—	—	2,319,146
China(a)	—	26,177,858	—	26,177,858
Capital Goods	492,969	58,276	—	551,245
Commercial & Professional Supplies	2,094,644	—	—	2,094,644
Consumer Services	1,034,613	507,568	—	1,542,181
Food & Staples Retailing	15,428	—	—	15,428
Media	2,144,428	—	—	2,144,428
Semiconductors & Semiconductor Equipment	636,850	—	—	636,850
Software & Services	870,570	4,679,651	—	5,550,221
Technology Hardware & Equipment	202,011	447,080	—	649,091
Denmark(a)	—	14,225,368	—	14,225,368
Software & Services	520,655	—	—	520,655
Egypt(a)	—	524,250	—	524,250
Banks	513,184	—	—	513,184
France(a)	—	111,109,193	—	111,109,193
Pharmaceuticals, Biotechnology & Life Sciences	3,349,052	3,566,021	—	6,915,073

 13

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Germany(a)	$—	$37,970,492	$—	$37,970,492
Automobiles & Components	7,385,054	7,689,179	—	15,074,233
Capital Goods	303,337	25,900,882	—	26,204,219
Materials	6,955,085	21,342,838	—	28,297,923
Media	5,099,580	1,221,429	—	6,321,009
Software & Services	2,315,326	11,263,174	—	13,578,500
Hong Kong(a)	—	34,633,151	—	34,633,151
Consumer Durables & Apparel	686,281	—	—	686,281
Ireland(a)	—	10,110,770	—	10,110,770
Capital Goods	7,778,662	—	—	7,778,662
Consumer Services	754,886	—	—	754,886
Food, Beverage & Tobacco	4,551,233	—	—	4,551,233
Materials	6,339,412	—	—	6,339,412
Pharmaceuticals, Biotechnology & Life Sciences	775,306	2,821,503	—	3,596,809
Israel(a)	—	2,211,787	—	2,211,787
Pharmaceuticals, Biotechnology & Life Sciences	2,265,118	—	—	2,265,118
Semiconductors & Semiconductor Equipment	4,940,406	—	—	4,940,406
Software & Services	1,561,450	—	—	1,561,450
Technology Hardware & Equipment	280,750	—	—	280,750
Italy(a)	—	33,845,859	—	33,845,859
Consumer Durables & Apparel	3,401,455	—	—	3,401,455
Japan(a)	—	269,367,690	—	269,367,690
Software & Services	309,114	12,466,626	—	12,775,740
Luxembourg(a)	—	4,769,069	—	4,769,069
Energy	7,818,980	1,835,442	—	9,654,422
Mexico(a)	10,087,002	—	—	10,087,002
Netherlands(a)	—	37,359,533	—	37,359,533
Energy	17,510,578	10,335,406	—	27,845,984
Food, Beverage & Tobacco	1,424,248	4,537,418	—	5,961,666
Norway(a)	—	7,351,030	—	7,351,030
Energy	3,216,320	4,403,086	—	7,619,406
Materials	810,820	—	—	810,820
Peru(a)	1,670,963	—	—	1,670,963
South Africa(a)	—	4,232,994	—	4,232,994
Retailing	1,085,033	803,760	—	1,888,793
Spain(a)	—	2,906,948	—	2,906,948
Banks	11,032,501	—	—	11,032,501
Commercial & Professional Supplies	4,736,778	—	—	4,736,778
Food, Beverage & Tobacco	575,831	—	—	575,831
Sweden(a)	—	27,076,626	—	27,076,626
Retailing	1,835,978	312,341	—	2,148,319

14

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Switzerland(a)	$—	$60,623,549	$—	$60,623,549
Consumer Services	481,878	—	—	481,878
Energy	24,932,717	—	—	24,932,717
Food, Beverage & Tobacco	13,228,890	10,023,182	—	23,252,072
Materials	2,545,494	15,991,902	—	18,537,396
Pharmaceuticals, Biotechnology & Life Sciences	3,658,230	13,738,150	—	17,396,380
Thailand(a)	—	1,746,223	—	1,746,223
Health Care Equipment & Services	372,350	—	—	372,350
United Kingdom(a)	—	61,843,527	—	61,843,527
Capital Goods	16,412,702	48,339,960	—	64,752,662
Commercial & Professional Supplies	9,016,906	17,212,495	—	26,229,401
Consumer Services	347,021	4,268,476	—	4,615,497
Food, Beverage & Tobacco	10,480,358	13,310,773	—	23,791,131
Insurance	912,962	4,851,892	—	5,764,854
Materials	12,673,322	62,719,474	—	75,392,796
Pharmaceuticals, Biotechnology & Life Sciences	1,099,372	2,552,793	—	3,652,165
Retailing	6,014,078	6,497,574	—	12,511,652
Technology Hardware & Equipment	9,385,012	32,656,170	—	42,041,182
United States(a)	4,908,725	—	—	4,908,725
Preferred Stock(a)	1,605,041	—	—	1,605,041
Other Investment Companies(a)	71,779,916	—	—	71,779,916
Corporate Bond(a)	—	—	149,351	149,351

Total	$518,607,885	$1,353,458,393	$149,351	$1,872,215,629

Other Financial Instruments
Futures Contracts*	$919,872	$—	$—	$919,872
Forward Foreign Currency Contracts*	933,176	—	—	933,176

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($12,316,720)	$—	$—	($12,316,720)

*	Futures Contracts and Forward Foreign Currency Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
United Kingdom	$42,232	$—	$9	($683)	($41,558)	$—	$—	$—
Corporate Bonds
Brazil	136,224	(246)	—	13,373	—	—	—	149,351

Total	$178,456	($246)	$9	$12,690	($41,558)	$—	$—	$149,351

 15

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2011, the fund had open forward foreign currency exchange contracts and equity index futures contracts(“futures”). The fund invests in futures to seek returns on the fund’s otherwise uninvested cash assets. The primary risk associated with investing in futures contracts is market risk. The fund also invests in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. The primary risk associated with investing in forward foreign currency contracts is currency risk.

REG46830JUL11

16

Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	8,802,154,082	11,084,888,429

99.7%	Total Investments	8,802,154,082	11,084,888,429
0.1%	Collateral Invested for Securities on Loan	12,444,957	12,444,957
0.2%	Other Assets and Liabilities, Net		26,145,961

100.0%	Net Assets		11,123,479,347

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Ford Motor Co. *	3,538,797	43,208,712
Harley-Davidson, Inc.	231,470	10,043,483
Johnson Controls, Inc.	627,159	23,173,525
The Goodyear Tire & Rubber Co. *	197,636	3,195,774

		79,621,494

Banks 2.7%
BB&T Corp.	650,513	16,705,174
Comerica, Inc.	164,570	5,271,177
Fifth Third Bancorp	866,629	10,962,857
First Horizon National Corp.	238,860	2,147,351
Hudson City Bancorp, Inc.	481,992	3,976,434
Huntington Bancshares, Inc.	768,693	4,646,749
KeyCorp	874,798	7,033,376
M&T Bank Corp.	117,498	10,133,028
People’s United Financial, Inc.	343,300	4,353,044
PNC Financial Services Group, Inc.	491,178	26,666,054
Regions Financial Corp.	1,177,945	7,173,685
SunTrust Banks, Inc.	501,716	12,287,025
U.S. Bancorp	1,800,028	46,908,730
Wells Fargo & Co.	4,954,909	138,440,157
Zions Bancorp	154,698	3,387,886

		300,092,727

Capital Goods 8.1%
3M Co.	667,919	58,202,462
Caterpillar, Inc.	597,262	59,003,513
Cummins, Inc.	182,562	19,147,103
Danaher Corp.	507,774	24,936,781
Deere & Co.	404,286	31,740,494
Dover Corp.	174,270	10,538,107
Eaton Corp.	313,078	15,012,090
Emerson Electric Co.	713,815	35,041,178
Fastenal Co.	271,898	9,149,368
Flowserve Corp.	50,100	4,978,938
Fluor Corp.	160,582	10,201,775
General Dynamics Corp.	358,660	24,439,092
General Electric Co.	9,963,752	178,450,798
Goodrich Corp.	114,696	10,912,177
Honeywell International, Inc.	733,229	38,934,460
Illinois Tool Works, Inc.	466,036	23,208,593
Ingersoll-Rand plc	300,000	11,226,000
ITT Corp.	169,678	9,050,625
Jacobs Engineering Group, Inc. *	105,034	4,111,031
Joy Global, Inc.	100,000	9,392,000
L-3 Communications Holdings, Inc.	110,383	8,733,503
Lockheed Martin Corp.	273,691	20,726,619
Masco Corp.	347,388	3,664,943
Northrop Grumman Corp.	283,467	17,152,588
PACCAR, Inc.	343,250	14,694,533
Pall Corp.	107,030	5,306,547
Parker Hannifin Corp.	155,336	12,274,651
Precision Castparts Corp.	129,927	20,967,619
Quanta Services, Inc. *	181,000	3,352,120
Raytheon Co.	353,488	15,811,518
Rockwell Automation, Inc.	132,521	9,509,707
Rockwell Collins, Inc.	147,405	8,120,542
Roper Industries, Inc.	85,000	6,938,550
Snap-on, Inc.	58,282	3,313,915
Stanley Black & Decker, Inc.	148,581	9,772,172
Textron, Inc.	230,904	5,340,810
The Boeing Co.	689,254	48,571,729
Tyco International Ltd.	454,500	20,129,805
United Technologies Corp.	865,135	71,667,783
W.W. Grainger, Inc.	57,927	8,594,629

		902,320,868

Commercial & Professional Supplies 0.5%
Avery Dennison Corp.	103,076	3,252,048
Cintas Corp.	122,876	3,999,613
Equifax, Inc.	119,661	4,111,552
Iron Mountain, Inc.	171,400	5,421,382
Pitney Bowes, Inc.	196,591	4,236,536
R.R. Donnelley & Sons Co.	194,869	3,665,486
Republic Services, Inc.	281,634	8,175,835
Robert Half International, Inc.	123,342	3,377,104
Stericycle, Inc. *	74,600	6,126,152
The Dun & Bradstreet Corp.	40,100	2,909,255
Waste Management, Inc.	454,916	14,325,305

		59,600,268

Consumer Durables & Apparel 1.0%
Coach, Inc.	283,028	18,272,288
D.R. Horton, Inc.	202,516	2,405,890
Fortune Brands, Inc.	138,179	8,319,758

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harman International Industries, Inc.	64,756	2,693,850
Hasbro, Inc.	134,117	5,305,668
Leggett & Platt, Inc.	157,894	3,426,300
Lennar Corp., Class A	151,118	2,673,277
Mattel, Inc.	358,794	9,565,448
Newell Rubbermaid, Inc.	250,050	3,880,776
NIKE, Inc., Class B	361,462	32,585,799
Polo Ralph Lauren Corp.	60,526	8,175,247
PulteGroup, Inc. *	293,286	2,014,875
VF Corp.	80,391	9,389,669
Whirlpool Corp.	76,122	5,269,926

		113,978,771

Consumer Services 2.0%
Apollo Group, Inc., Class A *	109,790	5,580,626
Carnival Corp.	416,421	13,866,819
Chipotle Mexican Grill, Inc. *	29,000	9,412,820
Darden Restaurants, Inc.	128,248	6,514,998
DeVry, Inc.	46,800	2,908,152
H&R Block, Inc.	262,105	3,921,091
International Game Technology	280,660	5,217,469
Marriott International, Inc., Class A	267,172	8,683,090
McDonald’s Corp.	982,538	84,969,886
Starbucks Corp.	714,662	28,650,800
Starwood Hotels & Resorts Worldwide, Inc.	180,068	9,896,537
Wyndham Worldwide Corp.	178,464	6,173,070
Wynn Resorts Ltd.	74,700	11,479,896
Yum! Brands, Inc.	444,985	23,504,108

		220,779,362

Diversified Financials 6.7%
American Express Co.	975,741	48,826,080
Ameriprise Financial, Inc.	238,214	12,887,377
Bank of America Corp.	9,478,911	92,040,226
Bank of New York Mellon Corp.	1,163,073	29,204,763
BlackRock, Inc.	89,000	15,882,940
Capital One Financial Corp.	428,374	20,476,277
Citigroup, Inc.	2,716,547	104,152,412
CME Group, Inc.	63,537	18,374,265
Discover Financial Services	500,773	12,824,797
E*TRADE Financial Corp. *	195,319	3,101,666
Federated Investors, Inc., Class B (b)	76,906	1,643,481
Franklin Resources, Inc.	139,335	17,689,972
IntercontinentalExchange, Inc. *	67,958	8,379,221
Invesco Ltd.	436,147	9,673,740
Janus Capital Group, Inc.	171,695	1,449,106
JPMorgan Chase & Co.	3,742,231	151,373,244
Legg Mason, Inc.	153,698	4,521,795
Leucadia National Corp.	177,151	5,964,674
Moody’s Corp.	188,529	6,713,518
Morgan Stanley	1,415,454	31,493,852
Northern Trust Corp.	225,818	10,140,357
NYSE Euronext	245,500	8,214,430
SLM Corp.	494,418	7,707,977
State Street Corp.	466,026	19,326,098
T. Rowe Price Group, Inc.	243,179	13,812,567
The Charles Schwab Corp. (a)	935,381	13,965,238
The Goldman Sachs Group, Inc.	487,469	65,793,691
The NASDAQ OMX Group, Inc. *	173,600	4,178,552

		739,812,316

Energy 12.9%
Alpha Natural Resources, Inc. *	196,430	8,389,525
Anadarko Petroleum Corp.	460,909	38,052,647
Apache Corp.	357,906	44,280,130
Baker Hughes, Inc.	400,863	31,018,779
Cabot Oil & Gas Corp.	92,200	6,830,176
Cameron International Corp. *	228,900	12,804,666
Chesapeake Energy Corp.	609,566	20,938,592
Chevron Corp.	1,881,534	195,717,167
ConocoPhillips	1,333,090	95,969,149
CONSOL Energy, Inc.	212,018	11,364,165
Denbury Resources, Inc. *	377,200	7,287,504
Devon Energy Corp.	404,258	31,815,105
Diamond Offshore Drilling, Inc.	65,300	4,429,299
El Paso Corp.	717,471	14,744,029
EOG Resources, Inc.	247,406	25,235,412
EQT Corp.	140,100	8,893,548
Exxon Mobil Corp.	4,629,641	369,399,055
FMC Technologies, Inc. *	230,000	10,488,000
Halliburton Co.	857,068	46,907,332
Helmerich & Payne, Inc.	95,000	6,559,750
Hess Corp.	293,240	20,104,534
Marathon Oil Corp.	670,652	20,770,092
Marathon Petroleum Corp. *	335,326	14,683,925
Murphy Oil Corp.	174,292	11,193,032
Nabors Industries Ltd. *	287,890	7,603,175
National Oilwell Varco, Inc.	401,424	32,342,732
Newfield Exploration Co. *	120,000	8,090,400
Noble Corp.	230,000	8,480,100
Noble Energy, Inc.	160,284	15,977,109
Occidental Petroleum Corp.	759,350	74,552,983
Peabody Energy Corp.	261,564	15,032,083
Pioneer Natural Resources Co.	119,800	11,140,202
QEP Resources, Inc.	162,691	7,130,746
Range Resources Corp.	139,500	9,089,820
Rowan Cos., Inc. *	126,263	4,945,722
Schlumberger Ltd.	1,277,115	115,412,883
Southwestern Energy Co. *	312,100	13,907,176
Spectra Energy Corp.	595,509	16,090,653
Sunoco, Inc.	109,001	4,430,891
Tesoro Corp. *	164,807	4,003,162
The Williams Cos., Inc.	546,298	17,317,647
Valero Energy Corp.	549,440	13,801,933

		1,437,225,030

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	405,892	31,761,049
CVS Caremark Corp.	1,285,351	46,722,509
Safeway, Inc.	355,696	7,174,388
SUPERVALU, Inc.	229,681	1,975,257
Sysco Corp.	544,957	16,670,235
The Kroger Co.	603,247	15,002,753
Wal-Mart Stores, Inc.	1,809,702	95,389,392
Walgreen Co.	866,811	33,840,301

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Whole Foods Market, Inc.	139,416	9,299,047

		257,834,931

Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	1,955,891	51,439,933
Archer-Daniels-Midland Co.	600,599	18,246,198
Brown-Forman Corp., Class B	84,728	6,232,592
Campbell Soup Co.	198,711	6,567,399
Coca-Cola Enterprises, Inc.	283,362	7,965,306
ConAgra Foods, Inc.	401,749	10,288,792
Constellation Brands, Inc., Class A *	175,065	3,569,575
Dean Foods Co. *	119,970	1,322,069
Dr Pepper Snapple Group, Inc.	216,800	8,186,368
General Mills, Inc.	606,680	22,659,498
H.J. Heinz Co.	303,643	15,983,768
Hormel Foods Corp.	103,200	2,989,704
Kellogg Co.	234,434	13,076,729
Kraft Foods, Inc., Class A	1,635,154	56,216,595
Lorillard, Inc.	143,597	15,252,873
McCormick & Co., Inc. - Non Voting Shares	132,602	6,451,087
Mead Johnson Nutrition Co.	180,000	12,846,600
Molson Coors Brewing Co., Class B	147,030	6,623,701
PepsiCo, Inc.	1,480,863	94,834,467
Philip Morris International, Inc.	1,675,346	119,234,375
Reynolds American, Inc.	327,596	11,531,379
Sara Lee Corp.	573,042	10,950,833
The Coca-Cola Co.	2,148,728	146,134,991
The Hershey Co.	154,428	8,715,916
The JM Smucker Co.	118,675	9,247,156
Tyson Foods, Inc., Class A	327,690	5,754,236

		672,322,140

Health Care Equipment & Services 4.2%
Aetna, Inc.	372,480	15,454,195
AmerisourceBergen Corp.	271,046	10,383,772
Baxter International, Inc.	544,689	31,684,559
Becton, Dickinson & Co.	214,690	17,950,231
Boston Scientific Corp. *	1,305,674	9,348,626
C.R. Bard, Inc.	84,773	8,365,400
Cardinal Health, Inc.	330,733	14,472,876
CareFusion Corp. *	207,066	5,464,472
Cerner Corp. *	137,400	9,135,726
CIGNA Corp.	252,508	12,567,323
Coventry Health Care, Inc. *	138,985	4,447,520
Covidien plc	447,000	22,703,130
DaVita, Inc. *	90,400	7,552,016
DENTSPLY International, Inc.	112,400	4,258,836
Edwards Lifesciences Corp. *	105,000	7,491,750
Express Scripts, Inc. *	495,972	26,911,441
Humana, Inc.	159,403	11,888,276
Intuitive Surgical, Inc. *	34,400	13,778,920
Laboratory Corp. of America Holdings *	100,891	9,156,867
McKesson Corp.	238,675	19,361,316
Medco Health Solutions, Inc. *	387,382	24,358,580
Medtronic, Inc.	1,011,939	36,480,401
Patterson Cos., Inc.	107,947	3,329,085
Quest Diagnostics, Inc.	136,380	7,365,884
St. Jude Medical, Inc.	319,387	14,851,495
Stryker Corp.	317,640	17,260,558
Tenet Healthcare Corp. *	451,617	2,510,991
UnitedHealth Group, Inc.	1,025,010	50,871,246
Varian Medical Systems, Inc. *	110,706	6,947,909
WellPoint, Inc.	356,129	24,056,514
Zimmer Holdings, Inc. *	194,823	11,693,276

		462,103,191

Household & Personal Products 2.3%
Avon Products, Inc.	391,020	10,256,454
Colgate-Palmolive Co.	459,397	38,763,919
Kimberly-Clark Corp.	383,395	25,058,697
The Clorox Co.	127,857	9,153,283
The Estee Lauder Cos., Inc., Class A	104,026	10,913,368
The Procter & Gamble Co.	2,626,390	161,496,721

		255,642,442

Insurance 3.6%
ACE Ltd.	312,000	20,897,760
Aflac, Inc.	429,773	19,795,344
American International Group, Inc. *	409,577	11,754,860
Aon Corp.	311,450	14,986,974
Assurant, Inc.	89,346	3,182,505
Berkshire Hathaway, Inc., Class B *	1,606,530	119,156,330
Cincinnati Financial Corp.	155,203	4,241,698
Genworth Financial, Inc., Class A *	496,064	4,127,252
Lincoln National Corp.	294,671	7,808,782
Loews Corp.	311,016	12,400,208
Marsh & McLennan Cos., Inc.	485,779	14,325,623
MetLife, Inc.	972,877	40,092,261
Principal Financial Group, Inc.	313,367	8,658,330
Prudential Financial, Inc.	451,431	26,489,971
The Allstate Corp.	502,110	13,918,489
The Chubb Corp.	285,893	17,862,595
The Hartford Financial Services Group, Inc.	413,495	9,684,053
The Progressive Corp.	641,620	12,627,082
The Travelers Cos., Inc.	400,660	22,088,385
Torchmark Corp.	119,711	4,835,127
Unum Group	316,540	7,720,411
XL Group plc	312,199	6,406,323

		403,060,363

Materials 3.6%
Air Products & Chemicals, Inc.	203,601	18,065,517
Airgas, Inc.	76,600	5,262,420
AK Steel Holding Corp.	140,900	1,711,935
Alcoa, Inc.	996,064	14,672,023
Allegheny Technologies, Inc.	92,070	5,357,553
Ball Corp.	180,138	6,989,354
Bemis Co., Inc.	88,735	2,804,026
CF Industries Holdings, Inc.	66,225	10,286,067
Cliffs Natural Resources, Inc.	120,000	10,778,400

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
E.I. du Pont de Nemours & Co.	853,204	43,871,750
Eastman Chemical Co.	74,058	7,153,262
Ecolab, Inc.	218,528	10,926,400
FMC Corp.	59,500	5,210,415
Freeport-McMoRan Copper & Gold, Inc.	880,840	46,649,286
International Flavors & Fragrances, Inc.	71,843	4,394,636
International Paper Co.	419,089	12,446,943
MeadWestvaco Corp.	155,750	4,850,055
Monsanto Co.	504,200	37,048,616
Newmont Mining Corp.	457,546	25,444,133
Nucor Corp.	296,100	11,515,329
Owens-Illinois, Inc. *	157,500	3,649,275
PPG Industries, Inc.	153,048	12,886,642
Praxair, Inc.	287,779	29,825,416
Sealed Air Corp.	145,968	3,142,691
Sigma-Aldrich Corp.	116,454	7,814,063
The Dow Chemical Co.	1,079,435	37,639,899
The Sherwin-Williams Co.	88,636	6,840,040
Titanium Metals Corp.	82,800	1,473,012
United States Steel Corp.	134,613	5,383,174
Vulcan Materials Co.	106,571	3,654,320

		397,746,652

Media 3.2%
Cablevision Systems Corp., Class A	220,000	5,359,200
CBS Corp., Class B - Non Voting Shares	633,936	17,350,828
Comcast Corp., Class A	2,583,964	62,066,815
DIRECTV, Class A *	730,502	37,021,841
Discovery Communications, Inc., Class A *	255,000	10,149,000
Gannett Co., Inc.	207,114	2,642,775
News Corp., Class A	2,142,001	34,314,856
Omnicom Group, Inc.	279,747	13,125,729
Scripps Networks Interactive, Class A	91,193	4,225,884
The Interpublic Group of Cos., Inc.	454,565	4,459,283
The McGraw-Hill Cos., Inc.	294,267	12,241,507
The Walt Disney Co.	1,762,583	68,070,956
The Washington Post Co., Class B	5,369	2,159,949
Time Warner Cable, Inc.	323,701	23,730,520
Time Warner, Inc.	1,019,474	35,844,706
Viacom Inc., Class B	556,253	26,933,770

		359,697,619

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	1,453,886	74,613,429
Agilent Technologies, Inc. *	322,966	13,616,247
Allergan, Inc.	283,958	23,088,625
Amgen, Inc. *	884,359	48,374,437
Biogen Idec, Inc. *	219,591	22,369,735
Bristol-Myers Squibb Co.	1,592,364	45,637,152
Celgene Corp. *	434,613	25,772,551
Cephalon, Inc. *	67,600	5,403,944
Eli Lilly & Co.	941,823	36,071,821
Forest Laboratories, Inc. *	277,864	10,297,640
Gilead Sciences, Inc. *	759,275	32,162,889
Hospira, Inc. *	141,382	7,227,448
Johnson & Johnson	2,566,525	166,285,155
Life Technologies Corp. *	173,435	7,809,778
Merck & Co., Inc.	2,900,114	98,980,891
Mylan, Inc. *	404,751	9,220,228
PerkinElmer, Inc.	105,660	2,584,444
Pfizer, Inc.	7,459,733	143,525,263
Thermo Fisher Scientific, Inc. *	371,337	22,313,640
Waters Corp. *	81,252	7,141,238
Watson Pharmaceuticals, Inc. *	125,746	8,441,329

		810,937,884

Real Estate 1.8%
Apartment Investment & Management Co., Class A	127,314	3,475,672
AvalonBay Communities, Inc.	80,599	10,815,580
Boston Properties, Inc.	133,576	14,340,719
CB Richard Ellis Group, Inc., Class A *	280,140	6,107,052
Equity Residential	275,322	17,020,406
HCP, Inc.	368,500	13,535,005
Health Care REIT, Inc.	165,500	8,735,090
Host Hotels & Resorts, Inc.	637,211	10,099,794
Kimco Realty Corp.	378,159	7,196,366
Plum Creek Timber Co., Inc.	158,777	6,068,457
ProLogis, Inc.	391,389	13,945,190
Public Storage	130,878	15,656,935
Simon Property Group, Inc.	278,153	33,520,218
Ventas, Inc.	270,300	14,631,339
Vornado Realty Trust	153,056	14,318,389
Weyerhaeuser Co.	494,240	9,879,858

		199,346,070

Retailing 3.8%
Abercrombie & Fitch Co., Class A	91,645	6,701,082
Amazon.com, Inc. *	333,190	74,141,439
AutoNation, Inc. (b)*	64,533	2,427,086
AutoZone, Inc. *	27,098	7,735,124
Bed Bath & Beyond, Inc. *	242,369	14,176,163
Best Buy Co., Inc.	328,157	9,057,133
Big Lots, Inc. *	72,567	2,527,509
CarMax, Inc. *	200,000	6,394,000
Expedia, Inc.	190,226	6,028,262
Family Dollar Stores, Inc.	124,230	6,597,855
GameStop Corp., Class A *	146,800	3,461,544
Genuine Parts Co.	142,838	7,593,268
J.C. Penney Co., Inc.	207,121	6,371,042
Kohl’s Corp.	275,510	15,073,152
Limited Brands, Inc.	249,435	9,443,609
Lowe’s Cos., Inc.	1,244,688	26,860,367
Macy’s, Inc.	399,926	11,545,864
Netflix, Inc. *	40,000	10,639,600
Nordstrom, Inc.	169,996	8,526,999
O’Reilly Automotive, Inc. *	121,200	7,211,400
Priceline.com, Inc. *	45,900	24,678,135
Ross Stores, Inc.	115,000	8,713,550
Sears Holdings Corp. (b)*	44,826	3,123,028
Staples, Inc.	653,469	10,494,712

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Target Corp.	658,408	33,901,428
The Gap, Inc.	388,062	7,485,716
The Home Depot, Inc.	1,506,050	52,606,326
The TJX Cos., Inc.	375,453	20,762,551
Tiffany & Co.	129,028	10,269,339
Urban Outfitters, Inc. *	90,000	2,928,600

		417,475,883

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	484,339	3,555,048
Altera Corp.	301,746	12,335,377
Analog Devices, Inc.	296,254	10,191,138
Applied Materials, Inc.	1,215,472	14,974,615
Broadcom Corp., Class A *	435,018	16,126,117
First Solar, Inc. (b)*	47,800	5,651,394
Intel Corp.	5,012,005	111,918,072
KLA-Tencor Corp.	160,681	6,398,317
Linear Technology Corp.	214,968	6,298,562
LSI Corp. *	573,376	4,220,047
MEMC Electronic Materials, Inc. *	164,927	1,223,758
Microchip Technology, Inc.	161,223	5,441,276
Micron Technology, Inc. *	756,775	5,577,432
National Semiconductor Corp.	214,375	5,299,350
Novellus Systems, Inc. *	101,311	3,144,694
NVIDIA Corp. *	523,282	7,236,990
Teradyne, Inc. *	168,449	2,272,377
Texas Instruments, Inc.	1,120,654	33,339,457
Xilinx, Inc.	269,163	8,640,132

		263,844,153

Software & Services 9.2%
Accenture plc, Class A	610,000	36,075,400
Adobe Systems, Inc. *	501,976	13,914,775
Akamai Technologies, Inc. *	169,341	4,101,439
Autodesk, Inc. *	187,681	6,456,226
Automatic Data Processing, Inc.	476,173	24,518,148
BMC Software, Inc. *	186,239	8,049,250
CA, Inc.	370,925	8,271,628
Citrix Systems, Inc. *	160,708	11,577,404
Cognizant Technology Solutions Corp., Class A *	281,348	19,657,785
Computer Sciences Corp.	144,040	5,081,731
Compuware Corp. *	278,185	2,687,267
eBay, Inc. *	1,065,169	34,884,285
Electronic Arts, Inc. *	305,892	6,806,097
Fidelity National Information Services, Inc.	268,634	8,064,393
Fiserv, Inc. *	150,352	9,075,247
Google, Inc., Class A *	235,862	142,387,531
International Business Machines Corp.	1,139,590	207,234,441
Intuit, Inc. *	272,809	12,740,180
MasterCard, Inc., Class A	88,000	26,686,000
Microsoft Corp.	6,995,831	191,685,769
Monster Worldwide, Inc. *	89,138	1,046,480
Oracle Corp.	3,659,486	111,907,082
Paychex, Inc.	305,065	8,611,985
Red Hat, Inc. *	157,500	6,627,600
SAIC, Inc. *	212,000	3,398,360
Salesforce.com, Inc. *	102,071	14,770,694
Symantec Corp. *	743,450	14,170,157
Teradata Corp. *	161,371	8,868,950
Total System Services, Inc.	177,100	3,295,831
VeriSign, Inc.	180,525	5,634,185
Visa, Inc., Class A	450,100	38,501,554
Western Union Co.	630,625	12,240,431
Yahoo!, Inc. *	1,162,255	15,225,541

		1,024,253,846

Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	161,800	7,910,402
Apple, Inc. *	869,440	339,498,931
Cisco Systems, Inc.	5,221,128	83,381,414
Corning, Inc.	1,450,987	23,085,203
Dell, Inc. *	1,577,085	25,611,860
EMC Corp. *	1,949,545	50,844,134
F5 Networks, Inc. *	74,000	6,917,520
FLIR Systems, Inc.	129,500	3,556,070
Harris Corp.	129,300	5,155,191
Hewlett-Packard Co.	1,959,508	68,896,301
Jabil Circuit, Inc.	170,686	3,125,261
JDS Uniphase Corp. *	191,981	2,524,550
Juniper Networks, Inc. *	491,565	11,497,705
Lexmark International, Inc., Class A *	83,508	2,803,364
Molex, Inc.	126,666	2,974,118
Motorola Mobility Holdings, Inc. *	266,281	5,959,369
Motorola Solutions, Inc. *	304,322	13,661,014
NetApp, Inc. *	332,174	15,784,908
QUALCOMM, Inc.	1,542,065	84,474,321
SanDisk Corp. *	218,124	9,276,814
Tellabs, Inc.	436,856	1,808,584
Western Digital Corp. *	206,000	7,098,760
Xerox Corp.	1,284,866	11,987,800

		787,833,594

Telecommunication Services 2.9%
American Tower Corp., Class A *	368,100	19,336,293
AT&T, Inc.	5,540,736	162,121,935
CenturyLink, Inc.	562,543	20,875,971
Frontier Communications Corp.	937,945	7,025,208
MetroPCS Communications, Inc. *	243,900	3,970,692
Sprint Nextel Corp. *	2,882,208	12,191,740
Verizon Communications, Inc.	2,648,178	93,454,201
Windstream Corp.	473,774	5,784,781

		324,760,821

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	155,995	11,279,998
CSX Corp.	1,057,891	25,992,382
Expeditors International of Washington, Inc.	199,300	9,510,596
FedEx Corp.	291,868	25,357,492
Norfolk Southern Corp.	338,892	25,654,124
Ryder System, Inc.	60,702	3,418,737
Southwest Airlines Co.	697,736	6,949,451
Union Pacific Corp.	458,375	46,974,270

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	923,318	63,912,072

		219,049,122

Utilities 3.4%
Ameren Corp.	217,420	6,266,044
American Electric Power Co., Inc.	445,802	16,432,262
CenterPoint Energy, Inc.	375,466	7,351,624
CMS Energy Corp.	237,984	4,555,014
Consolidated Edison, Inc.	271,565	14,284,319
Constellation Energy Group, Inc.	182,265	7,077,350
Dominion Resources, Inc.	551,564	26,723,276
DTE Energy Co.	153,312	7,641,070
Duke Energy Corp.	1,234,298	22,957,943
Edison International	306,093	11,652,961
Entergy Corp.	173,453	11,586,660
Exelon Corp.	615,890	27,142,272
FirstEnergy Corp.	390,694	17,444,487
Integrys Energy Group, Inc.	71,494	3,589,714
NextEra Energy, Inc.	394,238	21,781,649
Nicor, Inc.	34,408	1,882,118
NiSource, Inc.	256,762	5,168,619
Northeast Utilities	163,700	5,565,800
NRG Energy, Inc. *	240,000	5,884,800
ONEOK, Inc.	100,200	7,293,558
Pepco Holdings, Inc.	205,700	3,842,476
PG&E Corp.	371,106	15,374,922
Pinnacle West Capital Corp.	94,461	4,000,423
PPL Corp.	528,970	14,758,263
Progress Energy, Inc.	280,959	13,132,024
Public Service Enterprise Group, Inc.	472,170	15,463,567
SCANA Corp.	113,900	4,463,741
Sempra Energy	240,269	12,179,236
Southern Co.	791,925	31,312,714
TECO Energy, Inc.	194,819	3,609,996
The AES Corp. *	623,349	7,673,426
Wisconsin Energy Corp.	218,600	6,700,090
Xcel Energy, Inc.	448,186	10,756,464

		375,548,882

Total Common Stock
(Cost $8,802,154,082)		11,084,888,429

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	12,444,957	12,444,957

Total Collateral Invested for Securities on Loan
(Cost $12,444,957)		12,444,957

End of Collateral Invested for Securities on Loan.

At 07/31/11 tax basis cost of the fund’s investments was $8,852,200,028 and the unrealized appreciation and depreciation were $3,462,306,622 and ($1,229,618,221), respectively, with a net unrealized appreciation of $2,232,688,401.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	360	23,191,200	(67,080)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$11,084,888,429	$—	$—	$11,084,888,429

Total	$11,084,888,429	$—	$—	$11,084,888,429

Other Financial Instruments
Collateral Invested for Securities on Loan	$12,444,957	$—	$—	$12,444,957

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($67,080)	$—	$—	($67,080)

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46816JUL11

 7

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	1,343,174,781	1,587,172,453
0.0%		Rights	—	—
0.7%		Short-Term Investment	10,353,677	10,353,677

99.6%		Total Investments	1,353,528,458	1,597,526,130
2.4%		Collateral Invested for Securities on Loan	39,033,176	39,033,176
(2	.0)%	Other Assets and Liabilities, Net		(32,134,250)

100.0%		Net Assets		1,604,425,056

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.6%
American Axle & Manufacturing Holdings, Inc. *	107,400	1,231,878
Cooper Tire & Rubber Co.	107,723	1,816,210
Dorman Products, Inc. *	23,300	832,509
Drew Industries, Inc.	33,200	707,160
Exide Technologies *	134,600	963,736
Fuel Systems Solutions, Inc. *	27,600	586,224
Modine Manufacturing Co. *	81,000	1,207,710
Superior Industries International, Inc.	42,700	864,248
Thor Industries, Inc.	73,800	1,825,074

		10,034,749

Banks 6.0%
1st Source Corp.	19,921	459,179
Astoria Financial Corp.	155,200	1,808,080
BancFirst Corp.	9,216	351,498
BancorpSouth, Inc.	127,700	1,729,058
Bank of the Ozarks, Inc.	22,300	1,158,485
Beneficial Mutual Bancorp, Inc. *	60,203	471,389
Boston Private Financial Holdings, Inc.	133,200	923,076
Brookline Bancorp, Inc.	102,992	880,582
Capitol Federal Financial, Inc.	87,400	999,856
Cathay General Bancorp	145,022	2,010,005
Chemical Financial Corp.	46,903	889,750
City Holding Co.	26,300	822,401
Columbia Banking System, Inc.	71,800	1,264,398
Community Bank System, Inc.	60,200	1,514,632
Community Trust Bancorp, Inc.	26,500	718,680
CVB Financial Corp.	156,319	1,514,731
Dime Community Bancshares	44,400	623,820
F.N.B. Corp.	222,137	2,221,370
First Commonwealth Financial Corp.	176,656	908,012
First Financial Bancorp	100,989	1,616,834
First Financial Bankshares, Inc. (c)	54,331	1,751,088
First Interstate BancSystem, Inc.	33,500	448,230
First Midwest Bancorp, Inc.	130,963	1,561,079
Flagstar Bancorp, Inc. *	336,700	245,825
Glacier Bancorp, Inc.	130,811	1,718,856
Hancock Holding Co.	147,149	4,848,559
Home Bancshares, Inc.	39,490	930,779
IBERIABANK Corp.	45,800	2,334,426
Independent Bank Corp.	38,500	1,022,175
International Bancshares Corp.	95,400	1,604,628
Investors Bancorp, Inc. *	86,400	1,195,776
Kearny Financial Corp.	29,200	273,604
MB Financial, Inc.	93,024	1,878,155
MGIC Investment Corp. *	302,400	1,203,552
National Penn Bancshares, Inc.	215,078	1,729,227
NBT Bancorp, Inc.	59,985	1,322,069
Northfield Bancorp, Inc.	33,300	456,210
Northwest Bancshares, Inc.	186,709	2,294,654
Ocwen Financial Corp. *	152,000	1,959,280
Old National Bancorp	160,383	1,635,907
Oriental Financial Group, Inc.	80,500	999,810
Oritani Financial Corp.	97,750	1,264,885
PacWest Bancorp	54,816	1,088,098
Park National Corp.	20,953	1,291,543
Pinnacle Financial Partners, Inc. *	60,632	924,638
PrivateBancorp, Inc.	107,676	1,269,500
Prosperity Bancshares, Inc.	81,100	3,368,083
Provident Financial Services, Inc.	94,551	1,310,477
Radian Group, Inc.	242,300	768,091
S&T Bancorp, Inc.	43,681	830,813
Signature Bank *	70,609	4,177,228
Simmons First National Corp., Class A	27,600	666,816
Susquehanna Bancshares, Inc.	243,608	1,834,368
Texas Capital Bancshares, Inc. *	63,900	1,746,387
The PMI Group, Inc. *	280,200	280,200
TrustCo Bank Corp. NY	131,602	608,001
Trustmark Corp.	102,477	2,232,974
UMB Financial Corp.	52,000	2,158,000
Umpqua Holdings Corp.	213,195	2,421,895
United Bankshares, Inc.	72,322	1,725,603
Washington Federal, Inc.	195,700	3,309,287
Webster Financial Corp.	127,400	2,601,508
WesBanco, Inc.	46,698	959,644
Westamerica Bancorp	50,600	2,374,658
Western Alliance Bancorp *	121,900	856,957
Wintrust Financial Corp.	60,955	2,083,442

		96,452,821

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 10.1%
3D Systems Corp. *	71,300	1,526,533
A.O. Smith Corp.	58,195	2,413,347
A123 Systems, Inc. (c)*	172,000	882,360
AAON, Inc.	34,650	785,862
AAR CORP.	71,597	2,100,656
Actuant Corp., Class A	118,548	2,929,321
Aerovironment, Inc. *	24,400	703,452
Aircastle Ltd.	80,100	917,145
Albany International Corp., Class A	48,200	1,280,674
Altra Holdings, Inc. *	46,500	1,034,160
American Science & Engineering, Inc.	15,700	1,273,741
American Superconductor Corp. *	77,500	567,300
Ameron International Corp.	15,500	1,318,895
Applied Industrial Technologies, Inc.	68,466	2,185,435
Astec Industries, Inc. *	35,595	1,335,524
AZZ, Inc.	22,600	1,130,678
Badger Meter, Inc.	24,303	886,816
Barnes Group, Inc.	76,840	1,871,054
Beacon Roofing Supply, Inc. *	79,382	1,697,187
Belden, Inc.	83,200	3,065,920
Blount International, Inc. *	83,662	1,391,299
Brady Corp., Class A	92,429	2,735,898
Briggs & Stratton Corp.	87,493	1,499,630
Cascade Corp.	16,000	799,840
Ceradyne, Inc. *	43,612	1,413,465
Chart Industries, Inc. *	51,200	2,716,672
CIRCOR International, Inc.	28,200	1,219,650
Colfax Corp. *	60,400	1,635,028
Comfort Systems USA, Inc.	70,700	738,108
Commercial Vehicle Group, Inc. *	40,200	426,120
Cubic Corp.	28,515	1,384,118
Curtiss-Wright Corp.	83,400	2,665,464
DigitalGlobe, Inc. *	80,000	2,089,600
Dycom Industries, Inc. *	61,100	1,041,144
EMCOR Group, Inc. *	115,500	3,224,760
Encore Wire Corp.	31,541	694,217
Ener1, Inc. *	158,400	136,224
EnerSys *	87,678	2,803,942
EnPro Industries, Inc. *	36,200	1,673,888
ESCO Technologies, Inc.	48,669	1,687,841
Franklin Electric Co., Inc.	32,718	1,428,141
GATX Corp.	80,700	3,182,001
Generac Holdings, Inc. *	44,600	827,330
General Cable Corp. *	95,500	3,798,035
GeoEye, Inc. *	38,400	1,534,464
Granite Construction, Inc.	61,900	1,447,222
Great Lakes Dredge & Dock Co.	102,100	607,495
Griffon Corp. *	77,421	731,628
HEICO Corp.	73,056	3,817,907
Hexcel Corp. *	171,083	4,095,727
II-VI, Inc. *	88,400	2,212,652
Insituform Technologies, Inc., Class A *	71,500	1,433,575
Interline Brands, Inc. *	57,534	962,544
John Bean Technologies Corp.	49,900	881,234
Kaman Corp.	46,549	1,658,075
Kaydon Corp.	59,535	2,122,423
Layne Christensen Co. *	33,911	993,931
Lindsay Corp.	22,200	1,405,260
MasTec, Inc. *	97,573	2,037,324
Meritor, Inc. *	163,700	2,209,950
Moog, Inc., Class A *	79,700	3,263,715
Mueller Industries, Inc.	65,824	2,470,375
Mueller Water Products, Inc., Class A	283,100	925,737
NACCO Industries, Inc., Class A	10,777	979,414
National Presto Industries, Inc.	8,600	874,964
Orbital Sciences Corp. *	100,836	1,746,480
Polypore International, Inc. *	43,900	2,985,200
Powell Industries, Inc. *	16,000	616,640
Quanex Building Products Corp.	67,404	1,056,221
Raven Industries, Inc.	31,500	1,664,145
RBC Bearings, Inc. *	37,300	1,416,281
Robbins & Myers, Inc.	83,000	4,003,920
RSC Holdings, Inc. *	104,400	1,246,536
Rush Enterprises, Inc., Class A *	58,987	1,179,150
Satcon Technology Corp. (c)*	200,900	377,692
Sauer-Danfoss, Inc. *	20,200	959,500
Simpson Manufacturing Co., Inc.	70,694	2,000,640
Sun Hydraulics Corp.	44,250	1,261,568
TAL International Group, Inc.	39,100	1,209,754
Teledyne Technologies, Inc. *	67,200	3,644,256
Tennant Co.	35,700	1,528,317
The Gorman-Rupp Co.	26,625	867,443
The Greenbrier Cos., Inc. *	43,300	871,196
The Manitowoc Co., Inc.	233,200	3,262,468
The Middleby Corp. *	33,052	2,792,233
The Toro Co.	55,135	2,967,917
Titan International, Inc.	73,600	1,859,872
Tredegar Corp.	39,900	760,494
TriMas Corp. *	48,600	1,164,942
Tutor Perini Corp.	44,230	697,949
United Rentals, Inc. *	106,500	2,450,565
Universal Forest Products, Inc.	35,562	1,048,012
USG Corp. (c)*	149,400	1,700,172
Vicor Corp. *	34,100	479,787
Wabash National Corp. *	118,800	892,188
Watsco, Inc.	50,400	2,982,672
Watts Water Technologies, Inc., Class A	50,907	1,706,912

		161,185,213

Commercial & Professional Supplies 4.2%
ABM Industries, Inc.	81,709	1,838,452
Acacia Research *	66,200	2,841,304
Acco Brands Corp. *	100,400	860,428
Consolidated Graphics, Inc. *	17,100	882,189
CoStar Group, Inc. *	42,583	2,502,177
Deluxe Corp.	92,646	2,180,887
EnergySolutions, Inc.	136,500	690,690
EnerNOC, Inc. (c)*	31,200	522,288
Exponent, Inc. *	25,300	1,057,793
FTI Consulting, Inc. *	80,800	2,932,232
G & K Services, Inc., Class A	32,530	1,108,297
Healthcare Services Group, Inc.	119,925	1,881,623
Heidrick & Struggles International, Inc.	30,500	811,300
Herman Miller, Inc.	106,100	2,441,361
Higher One Holdings, Inc. *	17,400	345,390

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HNI Corp.	78,700	1,645,617
Huron Consulting Group, Inc. *	37,500	1,213,875
ICF International, Inc. *	33,700	787,232
Insperity, Inc.	42,810	1,250,908
Interface, Inc., Class A	111,800	1,791,036
KAR Auction Services, Inc. *	58,800	1,045,464
Kelly Services, Inc., Class A *	51,223	801,640
Kforce, Inc. *	59,400	818,532
Knoll, Inc.	86,303	1,575,030
Korn/Ferry International *	78,461	1,690,050
M&F Worldwide Corp. *	19,070	477,894
McGrath Rentcorp	39,398	1,025,530
Mine Safety Appliances Co.	55,589	1,896,697
Mobile Mini, Inc. *	74,168	1,565,686
Navigant Consulting, Inc. *	91,948	1,082,228
Quad Graphics, Inc.	71,200	2,396,592
Resources Connection, Inc.	79,350	1,033,137
Schawk, Inc.	17,700	279,483
SFN Group, Inc. *	92,000	1,280,640
Steelcase, Inc., Class A	153,442	1,523,679
Sykes Enterprises, Inc. *	70,893	1,368,235
Team, Inc. *	33,000	882,750
Tetra Tech, Inc. *	108,700	2,391,400
The Advisory Board Co. *	27,176	1,455,003
The Brink’s Co.	80,700	2,408,088
The Corporate Executive Board Co.	59,600	2,422,740
The Geo Group, Inc. *	111,500	2,319,200
TrueBlue, Inc. *	80,576	1,209,446
UniFirst Corp.	26,335	1,444,475
United Stationers, Inc.	81,134	2,603,590
Viad Corp.	33,896	702,664

		67,284,952

Consumer Durables & Apparel 2.8%
American Greetings Corp., Class A	76,311	1,691,815
Brunswick Corp.	154,200	3,366,186
Callaway Golf Co.	108,369	688,143
Carter’s, Inc. *	99,814	3,343,769
Crocs, Inc. *	155,700	4,878,081
Eastman Kodak Co. (c)*	467,500	1,122,000
Ethan Allen Interiors, Inc.	49,979	919,614
G-III Apparel Group Ltd. *	26,600	821,142
Helen of Troy Ltd. *	54,100	1,744,725
Iconix Brand Group, Inc. *	127,900	2,983,907
iRobot Corp. *	39,800	1,391,408
JAKKS Pacific, Inc. *	48,000	837,600
KB HOME	125,500	1,065,495
M.D.C. Holdings, Inc.	65,600	1,483,216
Maidenform Brands, Inc. *	40,700	1,052,095
Meritage Homes Corp. *	59,885	1,308,487
Quiksilver, Inc. *	225,200	1,184,552
Skechers U.S.A., Inc., Class A *	61,478	1,023,609
Standard Pacific Corp. *	179,000	511,940
Steven Madden Ltd. *	61,200	2,331,720
The Jones Group, Inc.	157,100	2,032,874
The Ryland Group, Inc.	76,500	1,126,845
The Timberland Co., Class A *	69,160	2,959,356
True Religion Apparel, Inc. *	46,600	1,569,954
Wolverine World Wide, Inc.	86,736	3,284,692

		44,723,225

Consumer Services 5.0%
American Public Education, Inc. *	33,500	1,526,595
Ameristar Casinos, Inc.	43,975	976,245
Biglari Holdings, Inc. *	2,600	957,242
BJ’s Restaurants, Inc. *	38,900	1,803,793
Bob Evans Farms, Inc.	51,646	1,783,853
Boyd Gaming Corp. *	93,600	818,064
Bridgepoint Education, Inc. (c)*	33,300	824,508
Brinker International, Inc.	169,500	4,071,390
Buffalo Wild Wings, Inc. *	31,900	2,026,607
Capella Education Co. *	28,800	1,231,200
Career Education Corp. *	114,400	2,595,736
CEC Entertainment, Inc.	35,738	1,383,061
Churchill Downs, Inc.	20,261	890,066
Coinstar, Inc. (c)*	58,100	2,838,766
Corinthian Colleges, Inc. (c)*	161,100	670,176
Cracker Barrel Old Country Store, Inc.	42,053	1,897,011
DineEquity, Inc. *	27,800	1,448,380
Domino’s Pizza, Inc. *	89,779	2,412,362
Gaylord Entertainment Co. *	82,035	2,406,907
Grand Canyon Education, Inc. *	50,900	783,351
Hillenbrand, Inc.	106,000	2,320,340
International Speedway Corp., Class A	50,400	1,409,688
Interval Leisure Group, Inc. *	72,800	935,480
Jack in the Box, Inc. *	91,988	2,089,967
K12, Inc. *	54,500	1,748,360
Krispy Kreme Doughnuts, Inc. *	117,300	959,514
LIFE TIME FITNESS, Inc. *	71,877	3,001,583
Matthews International Corp., Class A	50,984	1,845,111
Orient-Express Hotels Ltd., Class A *	163,400	1,616,026
P.F. Chang’s China Bistro, Inc.	40,742	1,341,634
Papa John’s International, Inc. *	34,955	1,090,946
Peet’s Coffee & Tea, Inc. *	23,900	1,395,760
Pinnacle Entertainment, Inc. *	107,285	1,548,122
Regis Corp.	94,849	1,408,508
Ruby Tuesday, Inc. *	118,600	1,078,074
Scientific Games Corp., Class A *	103,000	941,420
Shuffle Master, Inc. *	98,600	918,952
Six Flags Entertainment Corp.	100,000	3,521,000
Sonic Corp. *	99,229	1,061,750
Speedway Motorsports, Inc.	21,584	293,542
Steiner Leisure Ltd. *	25,809	1,254,834
Stewart Enterprises, Inc., Class A	144,000	1,000,800
Strayer Education, Inc.	23,600	2,870,940
Texas Roadhouse, Inc.	101,096	1,670,106
The Cheesecake Factory, Inc. *	103,000	2,969,490
The Wendy’s Co.	559,600	2,949,092
Universal Technical Institute, Inc. *	38,600	667,780
Vail Resorts, Inc.	62,571	2,862,623

		80,116,755

Diversified Financials 2.6%
BGC Partners, Inc., Class A	117,000	958,230
BlackRock Kelso Capital Corp.	91,300	787,919
Cash America International, Inc.	53,170	2,975,393
Cohen & Steers, Inc.	30,628	1,210,725

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Credit Acceptance Corp. *	16,500	1,308,615
Dollar Financial Corp. *	78,800	1,702,868
Duff & Phelps Corp., Class A	51,300	584,307
Encore Capital Group, Inc. *	24,700	675,545
Evercore Partners, Inc., Class A	31,200	887,016
EZCORP, Inc., Class A *	89,500	2,978,560
Fifth Street Finance Corp.	116,300	1,223,476
Financial Engines, Inc. *	48,200	1,145,232
First Cash Financial Services, Inc. *	55,100	2,384,177
GAMCO Investors, Inc., Class A	8,700	420,819
GFI Group, Inc.	119,868	544,201
Interactive Brokers Group, Inc., Class A	72,700	1,100,678
Investment Technology Group, Inc. *	71,265	867,295
KBW, Inc.	47,000	803,700
Knight Capital Group, Inc., Class A *	171,400	1,938,534
MarketAxess Holdings, Inc.	65,260	1,705,244
MCG Capital Corp.	136,200	758,634
MF Global Holdings Ltd. *	283,600	2,090,132
Nelnet, Inc., Class A	35,600	717,696
NewStar Financial, Inc. *	46,600	495,824
optionsXpress Holdings, Inc.	78,547	1,186,059
PHH Corp. *	99,363	1,864,050
PICO Holdings, Inc. *	41,600	1,136,096
Piper Jaffray Cos., Inc. *	29,439	867,862
Portfolio Recovery Associates, Inc. *	29,643	2,399,008
Prospect Capital Corp.	188,900	1,756,770
World Acceptance Corp. *	27,200	1,733,184

		41,207,849

Energy 6.0%
Apco Oil & Gas International, Inc.	15,900	1,401,426
Approach Resources, Inc. *	47,400	1,230,504
ATP Oil & Gas Corp. (c)*	70,100	1,015,749
Basic Energy Services, Inc. *	45,500	1,473,745
Bill Barrett Corp. *	81,900	4,075,344
BPZ Resources, Inc. (c)*	179,900	651,238
Bristow Group, Inc.	67,087	3,252,378
Cal Dive International, Inc. *	163,800	914,004
Carrizo Oil & Gas, Inc. *	66,800	2,565,120
Clayton Williams Energy, Inc. *	11,000	729,520
Clean Energy Fuels Corp. (c)*	81,700	1,308,017
Cloud Peak Energy, Inc. *	106,500	2,374,950
Comstock Resources, Inc. *	82,300	2,625,370
Contango Oil & Gas Co. *	23,200	1,463,456
CVR Energy, Inc. *	55,500	1,490,175
Energy Partners Ltd. *	62,700	1,066,527
Energy XXI (Bermuda) Ltd. *	130,700	4,288,267
Exterran Holdings, Inc. *	108,100	1,997,688
GeoResources, Inc. *	30,800	786,016
Global Industries Ltd. *	174,282	894,067
Goodrich Petroleum Corp. (c)*	44,700	886,401
GulfMark Offshore, Inc., Class A *	44,800	2,183,552
Gulfport Energy Corp. *	65,100	2,373,546
Helix Energy Solutions Group, Inc. *	194,300	3,804,394
Hornbeck Offshore Services, Inc. *	40,445	1,125,989
Houston American Energy Corp. (c)	28,600	470,756
Hyperdynamics Corp. (c)*	271,400	1,438,420
ION Geophysical Corp. *	268,900	2,726,646
James River Coal Co. *	62,100	1,177,416
Key Energy Services, Inc. *	219,900	4,285,851
Knightsbridge Tankers Ltd. (c)	41,400	852,426
Lufkin Industries, Inc.	55,090	4,488,733
Magnum Hunter Resources Corp. *	197,000	1,414,460
Newpark Resources, Inc. *	157,210	1,460,481
Nordic American Tanker Shipping Ltd. (c)	83,000	1,699,840
Northern Oil & Gas, Inc. (c)*	101,300	2,242,782
Overseas Shipholding Group, Inc. (c)	47,800	1,163,452
OYO Geospace Corp. *	7,600	770,868
Parker Drilling Co. *	203,165	1,288,066
Penn Virginia Corp.	73,678	966,655
Petroleum Development Corp. *	40,703	1,478,333
PetroQuest Energy, Inc. *	97,000	788,610
Pioneer Drilling Co. *	99,600	1,620,492
Rex Energy Corp. *	54,300	601,101
Rosetta Resources, Inc. *	91,700	4,747,309
SemGroup Corp. *	72,200	1,680,816
Stone Energy Corp. *	89,868	2,917,115
Swift Energy Co. *	73,401	2,796,578
TETRA Technologies, Inc. *	135,774	1,747,411
USEC, Inc. *	184,023	627,518
Vantage Drilling Co. *	341,800	557,134
Venoco, Inc. *	38,600	490,606
W&T Offshore, Inc.	63,200	1,712,720
Western Refining, Inc. *	87,522	1,788,075
Willbros Group, Inc. *	83,200	765,440

		96,743,553

Food & Staples Retailing 1.2%
Casey’s General Stores, Inc.	65,800	2,961,000
Ingles Markets, Inc., Class A	23,631	363,917
Nash Finch Co.	22,900	819,820
PriceSmart, Inc.	29,900	1,749,748
Rite Aid Corp. *	1,051,400	1,366,820
Ruddick Corp.	75,100	3,146,690
SUPERVALU, Inc.	368,900	3,172,540
The Andersons, Inc.	34,500	1,418,295
United Natural Foods, Inc. *	83,782	3,497,899
Weis Markets, Inc.	20,000	803,800

		19,300,529

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	87,100	1,636,609
Cal-Maine Foods, Inc. (c)	22,300	753,963
Central European Distribution Corp. *	106,900	1,034,792
Chiquita Brands International, Inc. *	79,302	938,936
Coca-Cola Bottling Co.	3,700	238,724
Darling International, Inc. *	204,100	3,445,208
Dean Foods Co. *	316,800	3,491,136
Diamond Foods, Inc.	39,000	2,792,010

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dole Food Co., Inc. (c)*	65,900	935,121
Fresh Del Monte Produce, Inc.	70,300	1,723,053
J & J Snack Foods Corp.	24,900	1,287,081
Lancaster Colony Corp.	33,400	2,008,342
National Beverage Corp.	18,401	271,967
Pilgrim’s Pride Corp. *	134,100	643,680
Sanderson Farms, Inc.	35,700	1,650,054
Snyders-Lance, Inc.	80,400	1,640,964
The Boston Beer Co., Inc., Class A *	15,300	1,379,295
The Hain Celestial Group, Inc. *	75,531	2,441,917
Tootsie Roll Industries, Inc.	42,895	1,203,205
TreeHouse Foods, Inc. *	63,600	3,284,304
Universal Corp.	40,945	1,503,500
Vector Group Ltd. (c)	97,182	1,701,657

		36,005,518

Health Care Equipment & Services 7.4%
Abaxis, Inc. *	40,500	960,660
Accretive Health, Inc. (c)*	49,800	1,495,992
Air Methods Corp. *	20,100	1,409,010
Align Technology, Inc. *	120,000	2,638,800
Amedisys, Inc. *	51,800	1,339,548
AmSurg Corp. *	55,300	1,406,279
Analogic Corp.	22,254	1,197,043
ArthroCare Corp. *	47,800	1,579,790
athenahealth, Inc. *	61,000	3,586,190
Bio-Reference Laboratories, Inc. *	41,400	825,516
Catalyst Health Solutions, Inc. *	90,100	5,904,253
Centene Corp. *	88,092	2,890,298
Chemed Corp.	40,100	2,438,481
Computer Programs & Systems, Inc.	18,800	1,379,920
CONMED Corp. *	51,500	1,339,000
CorVel Corp. *	9,900	456,885
Cyberonics, Inc. *	42,800	1,161,592
Dexcom, Inc. *	117,000	1,659,060
Emdeon, Inc., Class A *	42,200	654,100
Emeritus Corp. *	47,800	939,270
Ensign Group, Inc.	22,800	647,520
Gentiva Health Services, Inc. *	53,896	969,589
Greatbatch, Inc. *	41,000	1,021,720
Haemonetics Corp. *	44,600	2,921,300
Hanger Orthopedic Group, Inc. *	58,300	1,224,883
Healthspring, Inc. *	118,244	4,852,734
HeartWare International, Inc. *	12,400	823,856
HMS Holdings Corp. *	49,300	3,727,080
ICU Medical, Inc. *	20,800	883,584
Immucor, Inc. *	129,400	3,429,100
Insulet Corp. *	80,800	1,588,528
Integra LifeSciences Holdings *	38,348	1,728,344
Invacare Corp.	56,911	1,706,192
IPC The Hospitalist Co. *	28,300	1,280,009
Kindred Healthcare, Inc. *	93,275	1,757,301
Landauer, Inc.	16,700	942,715
LHC Group, Inc. *	26,400	601,392
LifePoint Hospitals, Inc. *	91,600	3,398,360
Magellan Health Services, Inc. *	58,300	3,037,430
MAKO Surgical Corp. *	59,700	1,719,957
Masimo Corp.	102,400	2,844,672
MedAssets, Inc. *	80,500	1,019,935
Medidata Solutions, Inc. *	33,500	684,405
Meridian Bioscience, Inc.	72,150	1,558,440
Molina Healthcare, Inc. *	44,100	998,865
MWI Veterinary Supply, Inc. *	22,500	2,003,850
National Healthcare Corp.	13,688	651,138
Neogen Corp. *	40,950	1,693,692
NuVasive, Inc. *	70,300	2,011,986
NxStage Medical, Inc. *	65,500	1,205,200
Omnicell, Inc. *	58,300	997,513
Orthofix International N.V. *	30,800	1,300,684
Owens & Minor, Inc.	110,100	3,358,050
PSS World Medical, Inc. *	97,066	2,322,789
Select Medical Holdings Corp. *	80,700	633,495
SonoSite, Inc. *	23,800	777,308
Team Health Holdings, Inc. *	29,200	642,692
Thoratec Corp. *	101,700	3,426,273
Triple-S Management Corp., Class B *	37,900	817,503
Universal American Corp.	86,602	823,585
VCA Antech, Inc. *	149,800	2,927,092
Volcano Corp. *	89,600	2,814,336
WellCare Health Plans, Inc. *	74,600	3,271,210
West Pharmaceutical Services, Inc.	58,465	2,564,860
Wright Medical Group, Inc. *	69,300	1,083,852
Zoll Medical Corp. *	37,700	2,626,182

		118,582,888

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	94,700	829,572
Elizabeth Arden, Inc. *	42,598	1,372,507
Inter Parfums, Inc.	26,000	521,040
Nu Skin Enterprises, Inc., Class A	93,622	3,514,570
Prestige Brands Holdings, Inc. *	87,000	1,063,140
Revlon, Inc., Class A *	22,402	377,250
Spectrum Brands Holdings, Inc. *	31,246	834,268
Synutra International, Inc. (c)*	32,900	263,200
USANA Health Sciences, Inc. *	10,400	284,440
WD-40 Co.	29,500	1,292,100

		10,352,087

Insurance 3.0%
American Equity Investment Life Holding Co.	107,264	1,273,224
AmTrust Financial Services, Inc.	40,705	945,170
Argo Group International Holdings Ltd.	54,338	1,597,537
CNO Financial Group, Inc. *	465,800	3,423,630
Delphi Financial Group, Inc., Class A	95,680	2,575,705
Employers Holdings, Inc.	69,300	1,029,798
Enstar Group Ltd. *	13,194	1,393,814
FBL Financial Group, Inc., Class A	27,168	855,249
First American Financial Corp.	183,600	2,935,764
Flagstone Reinsurance Holdings S.A.	80,829	720,186
Global Indemnity plc *	22,055	459,406
Greenlight Capital Re Ltd., Class A *	49,389	1,222,872
Harleysville Group, Inc.	21,063	636,524

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hilltop Holdings, Inc. *	73,739	645,216
Horace Mann Educators Corp.	68,378	995,584
Infinity Property & Casualty Corp.	21,792	1,104,201
Maiden Holdings Ltd.	90,400	838,008
Meadowbrook Insurance Group, Inc.	91,800	862,920
Montpelier Re Holdings Ltd.	115,000	1,984,900
National Financial Partners Corp. *	75,900	859,947
National Western Life Insurance Co., Class A	4,494	769,957
OneBeacon Insurance Group Ltd., Class A	44,200	563,108
Platinum Underwriters Holdings Ltd.	68,300	2,346,105
Primerica, Inc.	93,600	2,023,632
ProAssurance Corp. *	53,400	3,719,310
RLI Corp.	29,455	1,860,083
Safety Insurance Group, Inc.	26,870	1,090,922
Selective Insurance Group, Inc.	94,614	1,550,723
State Auto Financial Corp.	26,600	441,028
Symetra Financial Corp.	133,600	1,678,016
The Navigators Group, Inc. *	22,485	1,059,943
Tower Group, Inc.	74,065	1,693,126
United Fire & Casualty Co.	37,200	637,980
Unitrin, Inc.	88,100	2,481,777

		48,275,365

Materials 5.7%
A. Schulman, Inc.	57,609	1,276,039
AK Steel Holding Corp.	191,300	2,324,295
AMCOL International Corp.	45,652	1,399,690
Arch Chemicals, Inc.	44,572	2,100,233
Balchem Corp.	51,500	2,254,155
Boise, Inc.	214,400	1,485,792
Buckeye Technologies, Inc.	71,300	1,917,257
Calgon Carbon Corp. *	96,700	1,439,863
Carpenter Technology Corp.	77,400	4,445,856
Century Aluminum Co. *	110,500	1,438,710
Chemtura Corp. *	165,900	2,919,840
Clearwater Paper Corp. *	20,900	1,580,876
Coeur d’Alene Mines Corp. *	156,650	4,274,978
Commercial Metals Co.	198,800	2,884,588
Deltic Timber Corp.	19,104	990,542
Eagle Materials, Inc.	77,890	1,935,567
Ferro Corp. *	160,800	2,093,616
Georgia Gulf Corp. *	59,100	1,184,364
Globe Specialty Metals, Inc.	105,400	2,432,632
Graham Packaging Co., Inc. *	43,400	1,100,190
Graphic Packaging Holding Co. *	175,415	868,304
H.B. Fuller Co.	88,616	2,025,762
Hawkins, Inc.	14,900	512,858
Haynes International, Inc.	20,625	1,291,950
Horsehead Holding Corp. *	79,700	890,249
Innophos Holdings, Inc.	37,300	1,797,860
Innospec, Inc. *	41,400	1,329,768
Kaiser Aluminum Corp.	25,850	1,442,947
KapStone Paper & Packaging Corp. *	66,400	1,035,176
Koppers Holdings, Inc.	36,500	1,351,230
Kraton Performance Polymers, Inc. *	54,300	1,960,230
Louisiana-Pacific Corp. *	229,100	1,775,525
LSB Industries, Inc. *	28,300	1,124,642
Materion Corp. *	37,200	1,418,064
Metals USA Holdings Corp. *	20,000	307,600
Minerals Technologies, Inc.	34,461	2,232,384
NewMarket Corp.	17,700	2,903,154
Olin Corp.	135,700	2,837,487
OM Group, Inc. *	54,500	1,977,260
P.H. Glatfelter Co.	83,900	1,266,051
PolyOne Corp.	172,875	2,679,563
Quaker Chemical Corp.	20,700	839,178
RTI International Metals, Inc. *	50,466	1,618,445
Schnitzer Steel Industries, Inc., Class A	39,200	1,990,968
Schweitzer-Mauduit International, Inc.	32,600	1,829,186
Sensient Technologies Corp.	87,225	3,237,792
Stepan Co.	12,900	1,022,970
STR Holdings, Inc. *	71,900	989,344
Texas Industries, Inc. (c)	46,751	1,805,056
US Gold Corp. *	184,000	1,168,400
Worthington Industries, Inc.	96,560	2,024,863

		91,033,349

Media 1.6%
Arbitron, Inc.	46,756	1,829,095
Ascent Capital Group, Inc., Class A *	25,200	1,212,372
Belo Corp., Class A *	166,000	1,160,340
Central European Media Enterprises Ltd., Class A *	68,200	1,303,984
Cinemark Holdings, Inc.	74,900	1,459,801
Harte-Hanks, Inc.	71,716	585,920
Knology, Inc. *	54,100	742,793
Live Nation Entertainment, Inc. *	274,100	3,042,510
Meredith Corp. (c)	64,700	1,931,295
National CineMedia, Inc.	94,200	1,387,566
Regal Entertainment Group, Class A (c)	136,800	1,749,672
Scholastic Corp.	41,269	1,185,245
Sinclair Broadcast Group, Inc., Class A	83,800	830,458
The E.W. Scripps Co., Class A *	53,300	459,446
The Madison Square Garden, Inc., Class A *	105,500	2,795,750
The New York Times Co., Class A *	224,100	1,922,778
Valassis Communications, Inc. *	83,000	2,224,400
World Wrestling Entertainment, Inc., Class A (c)	49,000	493,430

		26,316,855

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Acorda Therapeutics, Inc. *	70,100	1,990,840
Akorn, Inc. *	104,300	722,799
Alkermes, Inc. *	164,942	2,843,600
Ardea Biosciences, Inc. *	27,500	643,500
ARIAD Pharmaceuticals, Inc. *	232,100	2,759,669
Auxilium Pharmaceuticals, Inc. *	86,700	1,624,758

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AVANIR Pharmaceuticals, Inc., Class A (c)*	187,200	702,000
Cadence Pharmaceuticals, Inc. (c)*	45,500	393,575
Cepheid, Inc. *	108,100	4,081,856
Cubist Pharmaceuticals, Inc. *	104,932	3,564,540
Emergent Biosolutions, Inc. *	37,400	772,310
Enzon Pharmaceuticals, Inc. *	107,400	1,043,928
Exelixis, Inc. *	215,872	1,662,214
Genomic Health, Inc. *	26,900	722,265
Geron Corp. *	261,700	1,007,545
Halozyme Therapeutics, Inc. *	128,100	889,014
ImmunoGen, Inc. *	111,800	1,512,654
Impax Laboratories, Inc. *	113,300	2,399,694
Incyte Corp. *	215,463	3,757,675
Ironwood Pharmaceuticals, Inc. *	106,500	1,592,175
Isis Pharmaceuticals, Inc. *	181,000	1,563,840
Jazz Pharmaceuticals, Inc. *	35,200	1,424,544
Lexicon Pharmaceuticals, Inc. *	457,800	769,104
Luminex Corp. *	65,500	1,332,925
MannKind Corp. (c)*	112,100	372,172
MAP Pharmaceuticals, Inc. *	33,000	506,880
Medicis Pharmaceutical Corp., Class A	111,749	4,154,828
Medivation, Inc. *	61,000	1,294,420
Micromet, Inc. *	158,100	894,846
Momenta Pharmaceuticals, Inc. *	79,844	1,410,045
Myriad Genetics, Inc. *	160,600	3,415,962
Nektar Therapeutics *	195,771	1,260,765
NPS Pharmacuticals, Inc. *	150,500	1,453,830
Opko Health, Inc. *	195,400	849,990
Par Pharmaceutical Cos., Inc. *	68,680	2,224,545
PAREXEL International Corp. *	99,718	2,047,211
Pharmasset, Inc. *	56,600	6,870,108
Questcor Pharmaceuticals, Inc. *	108,100	3,356,505
Savient Pharmaceuticals, Inc. *	122,600	858,200
Seattle Genetics, Inc. (c)*	177,398	3,021,088
Sequenom, Inc. *	182,200	1,286,332
SIGA Technologies, Inc. *	56,600	430,726
Targacept, Inc. *	41,800	854,392
The Medicines Co. *	94,108	1,409,738
Theravance, Inc. *	117,638	2,515,100
ViroPharma, Inc. *	138,474	2,503,610
VIVUS, Inc. *	148,200	1,216,722

		83,985,039

Real Estate 6.5%
Acadia Realty Trust	73,136	1,535,125
Ashford Hospitality Trust	125,100	1,363,590
Associated Estates Realty Corp.	71,900	1,304,985
Brandywine Realty Trust	236,530	2,835,995
Colonial Properties Trust	143,100	3,083,805
CommonWealth REIT	142,400	3,363,488
Cousins Properties, Inc.	187,973	1,599,650
DCT Industrial Trust, Inc.	425,400	2,305,668
DiamondRock Hospitality Co.	288,717	2,950,688
DuPont Fabros Technology, Inc.	112,000	2,854,880
EastGroup Properties, Inc.	46,590	2,074,187
Education Realty Trust, Inc.	125,500	1,101,890
Equity Lifestyle Properties, Inc.	66,759	4,350,016
Equity One, Inc.	108,337	2,101,738
Extra Space Storage, Inc.	162,958	3,464,487
FelCor Lodging Trust, Inc. *	211,300	1,086,082
First Industrial Realty Trust, Inc. *	151,100	1,790,535
First Potomac Realty Trust	88,500	1,382,370
Forestar Group, Inc. *	61,600	1,004,080
Franklin Street Properties Corp.	124,565	1,570,765
Getty Realty Corp.	44,642	1,035,694
Glimcher Realty Trust	174,200	1,715,870
Healthcare Realty Trust, Inc.	126,881	2,486,868
Hersha Hospitality Trust	261,700	1,371,308
Home Properties, Inc.	68,665	4,498,931
Inland Real Estate Corp.	130,436	1,150,445
Investors Real Estate Trust	135,100	1,098,363
iStar Financial, Inc. *	189,500	1,328,395
Kilroy Realty Corp.	100,800	3,888,864
LaSalle Hotel Properties	148,726	3,719,637
Lexington Realty Trust	235,984	1,982,266
LTC Properties, Inc.	52,867	1,435,339
Medical Properties Trust, Inc.	201,200	2,366,112
National Health Investors, Inc.	47,068	2,141,123
Pebblebrook Hotel Trust	88,600	1,751,622
Pennsylvania REIT	92,112	1,344,835
Post Properties, Inc.	87,667	3,717,081
Potlatch Corp.	68,603	2,278,992
PS Business Parks, Inc.	33,238	1,888,251
Ramco-Gershenson Properties Trust	66,000	809,820
Sabra Health Care REIT, Inc.	43,366	624,904
Saul Centers, Inc.	19,900	785,055
Sovran Self Storage, Inc.	50,526	2,048,829
Strategic Hotel & Resorts, Inc. *	305,900	2,080,120
Sun Communities, Inc.	35,200	1,347,104
Sunstone Hotel Investors, Inc. *	205,210	1,828,421
Tanger Factory Outlet Centers, Inc.	75,900	2,083,455
Tejon Ranch Co. *	22,192	712,141
U-Store-It Trust	164,500	1,751,925
Universal Health Realty Income Trust	21,900	902,499
Urstadt Biddle Properties, Class A	39,400	698,956
Washington REIT	115,400	3,695,108

		103,692,357

Retailing 4.9%
99 Cents Only Stores *	80,806	1,595,918
Aaron’s, Inc.	126,900	3,199,149
Ann, Inc. *	100,300	2,601,782
Asbury Automotive Group, Inc. *	59,400	1,278,882
Barnes & Noble, Inc.	72,900	1,268,460
bebe stores, Inc.	43,149	319,734
Blue Nile, Inc. *	23,800	1,008,168
Brown Shoe Co., Inc.	71,175	718,867
Cabela’s, Inc. *	75,236	2,058,457
Chico’s FAS, Inc.	311,500	4,700,535
Collective Brands, Inc. *	114,500	1,348,810
DSW, Inc., Class A *	44,922	2,379,968
Express, Inc.	27,800	623,832
Fred’s, Inc., Class A	71,500	942,370
Genesco, Inc. *	41,744	2,162,339
Group 1 Automotive, Inc.	40,000	1,905,200
hhgregg, Inc. (c)*	30,400	374,832
Hibbett Sports, Inc. *	47,475	1,862,919
HSN, Inc. *	65,300	2,134,657

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Jos. A. Bank Clothiers, Inc. *	46,418	2,381,708
Lumber Liquidators Holdings, Inc. *	40,500	636,255
Monro Muffler Brake, Inc.	51,350	1,836,276
Nutrisystem, Inc.	45,548	680,487
Office Depot, Inc. *	481,800	1,821,204
OfficeMax, Inc. *	143,400	1,015,272
Orbitz Worldwide, Inc. *	77,000	251,020
Penske Automotive Group, Inc.	78,516	1,737,559
Pier 1 Imports, Inc. *	211,900	2,328,781
Pool Corp.	90,077	2,409,560
RadioShack Corp.	197,900	2,754,768
Rent-A-Center, Inc.	118,505	3,205,560
Rue21, Inc. *	26,200	861,194
Saks, Inc. *	296,300	3,182,262
Select Comfort Corp. *	99,200	1,668,544
Shutterfly, Inc. *	48,100	2,616,640
Sonic Automotive, Inc., Class A	72,500	1,136,075
Stage Stores, Inc.	64,227	1,143,241
Systemax, Inc. *	20,600	335,574
The Buckle, Inc.	46,864	2,076,544
The Cato Corp., Class A	54,604	1,519,083
The Children’s Place Retail Stores, Inc. *	45,213	2,184,692
The Finish Line, Inc., Class A	98,219	2,092,065
The Men’s Wearhouse, Inc.	92,700	3,039,633
The Pep Boys - Manny, Moe & Jack	97,200	1,044,900
Vitamin Shoppe, Inc. *	37,500	1,633,500
Zumiez, Inc. *	38,400	1,020,288

		79,097,564

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. *	61,700	654,637
Amkor Technology, Inc. *	251,818	1,342,190
ANADIGICS, Inc. *	113,600	356,704
Applied Micro Circuits Corp. *	97,565	615,635
ATMI, Inc. *	51,954	968,942
Brooks Automation, Inc. *	118,431	1,126,279
Cabot Microelectronics Corp. *	41,400	1,601,766
Cavium, Inc. *	84,500	2,914,405
CEVA, Inc. *	38,300	1,157,426
Cirrus Logic, Inc. *	120,100	1,823,118
Cymer, Inc. *	53,265	2,345,258
Diodes, Inc. *	64,181	1,511,463
Entegris, Inc. *	241,800	2,072,226
Entropic Communications, Inc. *	121,300	810,284
FEI Co. *	67,700	2,236,808
FormFactor, Inc. *	91,473	840,637
GT Solar International, Inc. *	220,400	3,006,256
Hittite Microwave Corp. *	42,909	2,402,475
Integrated Device Technology, Inc. *	266,900	1,825,596
Intersil Corp., Class A	216,200	2,605,210
Kulicke & Soffa Industries, Inc. *	127,500	1,173,000
Lattice Semiconductor Corp. *	204,800	1,269,760
Micrel, Inc.	86,405	877,011
Microsemi Corp. *	150,419	2,985,817
MIPS Technologies, Inc. *	87,100	625,378
MKS Instruments, Inc.	93,699	2,337,790
Monolithic Power Systems *	64,200	866,058
OmniVision Technologies, Inc. *	74,973	2,192,210
Power Integrations, Inc.	48,562	1,723,465
Rubicon Technology, Inc. (c)*	28,300	416,576
Semtech Corp. *	113,829	2,652,216
Sigma Designs, Inc. *	48,000	410,400
Silicon Image, Inc. *	134,900	772,977
Spansion, Inc. *	99,900	1,816,182
Standard Microsystems Corp. *	39,792	941,479
SunPower Corp., Class A (c)*	78,400	1,538,992
Tessera Technologies, Inc. *	91,590	1,438,879
Ultratech, Inc. *	44,000	1,159,400
Veeco Instruments, Inc. (c)*	70,900	2,821,111
Volterra Semiconductor Corp. *	46,400	1,195,728
Zoran Corp. *	88,924	738,069

		62,169,813

Software & Services 7.1%
Accelrys, Inc. *	96,800	703,736
ACI Worldwide, Inc. *	60,759	2,197,046
Acxiom Corp. *	140,976	1,937,010
Advent Software, Inc. *	56,228	1,306,176
Ancestry.com, Inc. *	28,900	1,029,129
Aspen Technology, Inc. *	108,200	1,677,100
Blackbaud, Inc.	76,269	1,937,233
Blackboard, Inc. *	59,861	2,607,545
Bottomline Technologies, Inc. *	57,900	1,348,491
CACI International, Inc., Class A *	55,900	3,302,572
Cardtronics, Inc. *	53,600	1,231,728
CommVault Systems, Inc. *	76,800	2,973,696
comScore, Inc. *	44,600	972,726
Constant Contact, Inc. *	44,000	832,920
Convergys Corp. *	221,300	2,752,972
CSG Systems International, Inc. *	62,600	1,111,776
DealerTrack Holdings, Inc. *	73,036	1,693,705
Deltek, Inc. *	87,200	624,352
Dice Holdings, Inc. *	30,600	421,974
Digital River, Inc. *	71,100	1,813,050
EarthLink, Inc.	193,881	1,558,803
Ebix, Inc. (c)*	69,100	1,360,579
EPIQ Systems, Inc.	53,800	695,096
Euronet Worldwide, Inc. *	90,036	1,545,018
Exlservice Holdings, Inc. *	26,500	618,510
Fair Isaac Corp.	70,300	2,091,425
Forrester Research, Inc.	25,317	800,017
Heartland Payment Systems, Inc.	68,900	1,449,656
iGATE Corp.	50,540	757,595
Interactive Intelligence Group *	23,200	881,832
j2 Global Communications, Inc. *	81,728	2,185,407
JDA Software Group, Inc. *	76,069	2,126,889
Kenexa Corp. *	41,300	1,056,041
KIT Digital, Inc. *	53,200	619,780
Limelight Networks, Inc. *	86,200	355,144
LivePerson, Inc. *	78,100	961,411
LogMeIn, Inc. *	28,400	1,009,620
Manhattan Associates, Inc. *	39,147	1,460,183
ManTech International Corp., Class A	39,200	1,599,360
MAXIMUS, Inc.	64,148	2,478,037
Mentor Graphics Corp. *	193,267	2,209,042
MicroStrategy, Inc., Class A *	15,062	2,400,431
NetScout Systems, Inc. *	59,100	901,275

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NetSuite, Inc. *	28,800	1,129,248
NeuStar, Inc., Class A *	128,300	3,340,932
NIC, Inc.	94,200	1,202,934
OpenTable, Inc. *	26,600	1,884,876
OPNET Technologies, Inc.	37,500	1,286,625
Pegasystems, Inc.	28,300	1,142,188
Progress Software Corp. *	117,720	2,837,052
QLIK Technologies, Inc. *	23,000	697,130
QuinStreet, Inc. *	48,600	607,014
Radiant Systems, Inc. *	57,600	1,623,744
RealD, Inc. (c)*	58,100	899,388
RealNetworks, Inc. *	139,430	471,273
RightNow Technologies, Inc. *	42,700	1,449,238
Sapient Corp. *	212,363	2,956,093
Smith Micro Software, Inc. *	52,500	186,900
Solarwinds, Inc. *	59,300	1,275,543
Sourcefire, Inc. *	48,700	1,197,046
SS&C Technologies Holdings, Inc. *	22,500	416,700
Synchronoss Technologies, Inc. *	41,700	1,219,725
Take-Two Interactive Software, Inc. *	149,304	2,014,111
Taleo Corp., Class A *	70,600	2,336,860
TeleTech Holdings, Inc. *	54,500	1,078,555
The Ultimate Software Group, Inc. *	46,100	2,506,918
TiVo, Inc. *	223,603	2,101,868
TNS, Inc. *	47,300	799,370
Tyler Technologies, Inc. *	45,200	1,152,148
Unisys Corp. *	69,550	1,444,554
United Online, Inc.	154,387	921,690
ValueClick, Inc. *	140,400	2,535,624
Virnetx Holding Corp. (c)*	64,900	1,973,609
Vocus, Inc. *	28,700	819,959
Websense, Inc. *	75,404	1,710,163
Wright Express Corp. *	66,576	3,275,539

		114,090,705

Technology Hardware & Equipment 4.8%
Arris Group, Inc. *	214,860	2,578,320
Avid Technology, Inc. *	50,405	659,801
Benchmark Electronics, Inc. *	105,894	1,551,347
Black Box Corp.	31,192	888,660
Blue Coat Systems, Inc. *	74,600	1,503,190
Brightpoint, Inc. *	128,695	1,169,838
Calix, Inc. *	34,400	630,896
Checkpoint Systems, Inc. *	71,644	1,124,811
Cognex Corp.	72,309	2,454,891
Coherent, Inc. *	43,251	2,077,345
Comtech Telecommunications Corp.	52,500	1,414,875
Daktronics, Inc.	61,300	608,709
DG Fastchannel, Inc. *	44,100	1,246,266
Diebold, Inc.	115,500	3,492,720
DTS, Inc. *	29,800	1,034,656
Electronics for Imaging, Inc. *	80,109	1,378,676
Emulex Corp. *	150,990	1,275,865
FARO Technologies, Inc. *	28,100	1,145,356
Harmonic, Inc. *	166,800	905,724
Hypercom Corp. *	106,700	865,337
Infinera Corp. *	54,400	349,792
Insight Enterprises, Inc. *	84,400	1,420,452
Intermec, Inc. *	83,640	901,639
IPG Photonics Corp. *	46,018	2,769,823
Ixia *	80,364	803,640
KEMET Corp. *	77,300	943,060
Littelfuse, Inc.	39,600	2,023,164
Maxwell Technologies, Inc. *	48,100	811,447
MTS Systems Corp.	26,475	1,043,380
Multi-Fineline Electronix, Inc. *	18,600	377,766
NETGEAR, Inc. *	64,300	2,116,113
Newport Corp. *	63,900	993,006
Oclaro, Inc. *	86,100	404,670
OSI Systems, Inc. *	33,300	1,374,957
Park Electrochemical Corp.	37,800	988,848
Plantronics, Inc.	85,793	2,938,410
Plexus Corp. *	67,462	1,990,804
Power-One, Inc. (c)*	184,800	1,332,408
Powerwave Technologies, Inc. *	296,100	642,537
QLogic Corp. *	183,700	2,786,729
Quantum Corp. *	391,800	1,030,434
Rofin-Sinar Technologies, Inc. *	50,236	1,576,406
Rogers Corp. *	28,467	1,380,080
Sanmina-SCI Corp. *	147,200	1,678,080
ScanSource, Inc. *	46,478	1,717,362
Sonus Networks, Inc. *	480,758	1,423,044
STEC, Inc. *	88,500	900,045
Stratasys, Inc. *	37,300	951,150
Super Micro Computer, Inc. *	42,800	603,052
Sycamore Networks, Inc.	35,711	703,507
Synaptics, Inc. *	58,300	1,432,431
SYNNEX Corp. *	41,000	1,161,120
Tekelec *	123,827	972,042
TTM Technologies, Inc. *	79,400	1,099,690
Universal Display Corp. *	65,500	1,959,105
ViaSat, Inc. *	72,919	3,276,251

		76,883,727

Telecommunication Services 1.4%
AboveNet, Inc.	44,500	2,709,605
Atlantic Tele-Network, Inc.	17,400	657,198
Cbeyond, Inc. *	53,600	601,928
Cincinnati Bell, Inc. *	373,345	1,291,774
Cogent Communications Group, Inc. *	82,000	1,235,740
Consolidated Communications Holdings, Inc.	42,200	760,444
General Communication, Inc., Class A *	67,800	769,530
Global Crossing Ltd. *	51,524	1,773,971
IDT Corp., Class B	26,000	627,380
Iridium Communications, Inc. *	73,300	625,249
Leap Wireless International, Inc. *	89,900	1,210,054
Level 3 Communications, Inc. *	2,997,200	6,533,896
Neutral Tandem, Inc. *	61,700	945,861
NTELOS Holdings Corp.	50,100	972,942
PAETEC Holding Corp. *	205,100	906,542
Vonage Holdings Corp. *	225,500	904,255

		22,526,369

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.6%
Alexander & Baldwin, Inc.	75,700	3,649,497
Allegiant Travel Co. *	27,900	1,200,537
AMERCO *	11,904	1,073,027
Arkansas Best Corp.	46,272	1,113,304
Atlas Air Worldwide Holdings, Inc. *	45,500	2,383,745
Avis Budget Group, Inc. *	184,500	2,787,795
Con-way, Inc.	97,000	3,552,140
Dollar Thrifty Automotive Group, Inc. *	50,800	3,659,632
Forward Air Corp.	48,682	1,516,931
Genco Shipping & Trading Ltd. (c)*	28,100	175,906
Heartland Express, Inc.	86,200	1,320,584
Hub Group, Inc., Class A *	64,792	2,298,820
JetBlue Airways Corp. *	357,600	1,712,904
Knight Transportation, Inc.	107,600	1,693,624
Landstar System, Inc.	85,400	3,830,190
Old Dominion Freight Line, Inc. *	73,783	2,733,660
RailAmerica, Inc. *	42,000	624,960
Seaspan Corp.	84,200	1,170,380
SkyWest, Inc.	95,412	1,226,998
US Airways Group, Inc. *	284,000	1,772,160
Werner Enterprises, Inc.	80,543	1,896,788

		41,393,582

Utilities 3.5%
ALLETE, Inc.	54,590	2,197,248
American States Water Co.	34,100	1,165,879
Avista Corp.	104,412	2,632,227
Black Hills Corp.	68,198	2,037,756
California Water Service Group	69,974	1,281,224
CH Energy Group, Inc.	26,297	1,342,988
Cleco Corp.	106,900	3,711,568
Dynegy, Inc. *	185,600	1,061,632
El Paso Electric Co.	77,416	2,589,565
IDACORP, Inc.	87,700	3,438,717
MGE Energy, Inc.	39,860	1,637,449
New Jersey Resources Corp.	71,700	3,126,837
Northwest Natural Gas Co.	45,695	2,038,454
NorthWestern Corp.	65,912	2,110,502
Ormat Technologies, Inc.	34,800	725,928
Otter Tail Corp.	63,309	1,315,561
PNM Resources, Inc.	157,200	2,361,144
Portland General Electric Co.	132,100	3,273,438
SJW Corp.	19,400	456,288
South Jersey Industries, Inc.	51,560	2,603,780
Southwest Gas Corp.	83,396	3,109,837
The Empire District Electric Co.	72,000	1,469,520
The Laclede Group, Inc.	38,777	1,444,443
UIL Holdings Corp.	87,710	2,800,580
Unisource Energy Corp.	63,517	2,338,696
WGL Holdings, Inc.	88,800	3,446,328

		55,717,589

Total Common Stock
(Cost $1,343,174,781)		1,587,172,453

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(b)*	138,800	—

Total Rights
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
0.03%, 08/01/11	10,353,677	10,353,677

Total Short-Term Investment
(Cost $10,353,677)		10,353,677

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	39,033,176	39,033,176

Total Collateral Invested for Securities on Loan
(Cost $39,033,176)		39,033,176

End of Collateral Invested for Securities on Loan.

At 07/31/11 tax basis cost of the fund’s investments was $1,362,813,965 and the unrealized appreciation and depreciation were $366,299,276 and ($131,587,111), respectively, with a net unrealized appreciation of $234,712,165.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/16/11	185	14,716,750	303,336

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,587,172,453	$—	$—	$1,587,172,453
Rights(a)	—	—	—	—
Short-Term Investment(a)	—	10,353,677	—	10,353,677

Total	$1,587,172,453	$10,353,677	$—	$1,597,526,130

Other Financial Instruments
Collateral Invested for Securities on Loan	$39,033,176	$—	$—	$39,033,176
Futures Contracts*	303,336	—	—	303,336

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46818JUL11

12

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.4%		Common Stock	1,410,831,745	1,788,212,944
0.0%		Rights	—	—
0.4%		Short-Term Investment	7,133,413	7,133,413

99.8%		Total Investments	1,417,965,158	1,795,346,357
0.3%		Collateral Invested for Securities on Loan	4,649,263	4,649,263
(0	.1)%	Other Assets and Liabilities, Net		(1,461,889)

100.0%		Net Assets		1,798,533,731

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	5,300	60,791
BorgWarner, Inc. *	13,800	1,098,756
Cooper Tire & Rubber Co.	8,900	150,054
Dana Holding Corp. *	16,500	275,055
Drew Industries, Inc.	2,400	51,120
Exide Technologies *	7,500	53,700
Federal-Mogul Corp. *	9,200	176,364
Ford Motor Co. *	466,736	5,698,847
General Motors Co. *	71,000	1,965,280
Gentex Corp.	18,000	510,120
Harley-Davidson, Inc.	28,500	1,236,615
Johnson Controls, Inc.	82,000	3,029,900
Lear Corp.	12,000	588,000
Modine Manufacturing Co. *	5,000	74,550
Standard Motor Products, Inc.	7,500	106,500
Stoneridge, Inc. *	8,200	102,336
Strattec Security Corp.	1,500	38,325
Tenneco, Inc. *	7,480	298,751
Tesla Motors, Inc. *	4,500	126,765
The Goodyear Tire & Rubber Co. *	29,000	468,930
Thor Industries, Inc.	4,500	111,285
TRW Automotive Holdings Corp. *	12,800	646,016
Visteon Corp. *	5,000	313,500
Winnebago Industries, Inc. *	5,100	42,789

		17,224,349

Banks 3.1%
1st Source Corp.	5,528	127,420
Ameris Bancorp *	1,848	18,702
Arrow Financial Corp.	1,146	27,619
Associated Banc-Corp	21,500	293,475
Astoria Financial Corp.	11,300	131,645
BancFirst Corp.	2,300	87,722
BancorpSouth, Inc.	7,612	103,066
BancTrust Financial Group, Inc. (d)*	2,100	4,977
Bank Mutual Corp.	6,168	22,883
Bank of Hawaii Corp.	6,500	291,265
Bank of the Ozarks, Inc.	2,800	145,460
BankUnited, Inc.	3,000	74,730
Banner Corp.	171	3,167
BB&T Corp.	83,458	2,143,201
Beneficial Mutual Bancorp, Inc. *	7,500	58,725
Berkshire Bancorp, Inc. *	3,600	22,896
Berkshire Hills Bancorp, Inc.	1,400	30,688
BOK Financial Corp.	7,540	410,628
Boston Private Financial Holdings, Inc.	12,129	84,054
Brookline Bancorp, Inc.	8,405	71,863
Bryn Mawr Bank Corp.	2,400	48,288
Camco Financial Corp. *	700	1,127
Camden National Corp.	700	22,379
Capital City Bank Group, Inc.	4,375	45,106
CapitalSource, Inc.	32,900	212,534
Capitol Federal Financial, Inc.	18,963	216,937
Cathay General Bancorp	9,200	127,512
Central Pacific Financial Corp. *	3,169	42,718
Century Bancorp Inc., Class A	800	21,624
Chemical Financial Corp.	5,383	102,116
CIT Group, Inc. *	25,000	993,500
Citizens South Banking Corp.	1,050	4,316
City Holding Co.	4,800	150,096
City National Corp.	6,100	327,448
Columbia Banking System, Inc.	4,951	87,187
Comerica, Inc.	23,160	741,814
Commerce Bancshares, Inc.	17,011	695,920
Community Bank System, Inc.	4,400	110,704
Community Trust Bancorp, Inc.	2,487	67,447
Cullen/Frost Bankers, Inc.	6,300	339,444
CVB Financial Corp.	10,311	99,914
Dime Community Bancshares	6,875	96,594
East West Bancorp, Inc.	16,600	308,096
F.N.B. Corp.	12,161	121,610
Fifth Third Bancorp	110,714	1,400,532
First BanCorp Puerto Rico (d)*	479	2,108
First Busey Corp.	10,300	53,457
First Citizens BancShares, Inc., Class A	900	162,108
First Commonwealth Financial Corp.	13,504	69,411
First Financial Bancorp	5,339	85,477
First Financial Bankshares, Inc.	6,000	193,380
First Financial Corp.	2,600	86,034
First Financial Holdings, Inc.	3,900	32,409
First Horizon National Corp.	29,316	263,551
First M&F Corp.	2,000	8,080
First Merchants Corp.	6,041	54,067
First Midwest Bancorp, Inc.	9,125	108,770

 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Niagara Financial Group, Inc.	37,165	455,271
First Place Financial Corp. *	2,900	2,204
First Republic Bank *	9,000	254,880
First United Corp. (d)	2,200	11,022
FirstMerit Corp.	13,406	195,862
Flagstar Bancorp, Inc. *	54,100	39,498
Flushing Financial Corp.	6,800	83,776
Fulton Financial Corp.	21,762	220,884
Glacier Bancorp, Inc.	7,697	101,139
Great Southern Bancorp, Inc.	3,400	62,084
Hancock Holding Co.	9,144	301,295
Hawthorn Bancshares, Inc.	843	5,834
Heritage Financial Corp.	3,735	48,667
Home Bancshares, Inc.	3,300	77,781
Hudson City Bancorp, Inc.	59,231	488,656
Huntington Bancshares, Inc.	101,099	611,143
IBERIABANK Corp.	3,875	197,509
Independent Bank Corp.	3,000	79,650
Independent Bank Corp., Michigan (d)*	431	940
Indiana Community Bancorp	800	13,576
International Bancshares Corp.	7,784	130,927
Investors Bancorp, Inc. *	9,600	132,864
Kearny Financial Corp.	6,500	60,905
KeyCorp	116,790	938,992
Lakeland Financial Corp.	3,700	83,435
M&T Bank Corp.	13,949	1,202,962
MainSource Financial Group, Inc.	3,235	29,891
MB Financial, Inc.	5,133	103,635
Merchants Bancshares, Inc.	1,450	38,338
MGIC Investment Corp. *	21,800	86,764
MutualFirst Financial, Inc.	2,000	17,880
Nara Bancorp, Inc. *	7,000	56,210
National Penn Bancshares, Inc.	13,175	105,927
NBT Bancorp, Inc.	4,400	96,976
New York Community Bancorp, Inc.	51,585	697,945
North Valley Bancorp *	300	3,219
Northrim BanCorp, Inc.	4,281	84,507
Northwest Bancshares, Inc.	11,250	138,262
OceanFirst Financial Corp.	5,050	67,922
Ocwen Financial Corp. *	8,420	108,534
Old National Bancorp	9,244	94,289
Oriental Financial Group, Inc.	5,163	64,124
Oritani Financial Corp.	13,200	170,808
Pacific Capital Bancorp NA (d)*	3,117	93,448
PacWest Bancorp	6,000	119,100
Park National Corp.	845	52,086
People’s United Financial, Inc.	44,187	560,291
Peoples Financial Corp.	3,000	41,250
Pinnacle Financial Partners, Inc. *	6,475	98,744
PNC Financial Services Group, Inc.	63,532	3,449,152
Popular, Inc. *	125,200	300,480
Premier Financial Bancorp, Inc. *	245	1,769
PrivateBancorp, Inc.	8,000	94,320
Prosperity Bancshares, Inc.	6,400	265,792
Provident Financial Holdings, Inc.	2,750	23,348
Provident Financial Services, Inc.	5,217	72,308
Radian Group, Inc.	15,000	47,550
Regions Financial Corp.	153,962	937,629
Renasant Corp.	4,125	63,113
Republic Bancorp, Inc., Class A	6,521	118,095
Roma Financial Corp.	4,000	39,080
S&T Bancorp, Inc.	4,400	83,688
S.Y. Bancorp, Inc.	1,470	33,384
Sandy Spring Bancorp, Inc.	5,900	105,433
SCBT Financial Corp.	3,000	87,840
Seacoast Banking Corp. of Florida *	1,980	3,128
Shore Bancshares, Inc.	1,250	7,700
Signature Bank *	5,000	295,800
Simmons First National Corp., Class A	4,000	96,640
Southwest Bancorp, Inc. *	3,300	20,460
State Bancorp, Inc.	3,558	46,254
StellarOne Corp.	3,000	37,320
Sterling Bancorp	1,918	18,125
Sterling Financial Corp. *	5,000	86,700
Suffolk Bancorp	2,400	29,088
Sun Bancorp, Inc. *	4,218	13,160
SunTrust Banks, Inc.	65,342	1,600,226
Susquehanna Bancshares, Inc.	13,468	101,414
SVB Financial Group *	5,200	317,304
Synovus Financial Corp.	87,200	159,576
TCF Financial Corp.	16,100	204,792
Texas Capital Bancshares, Inc. *	4,000	109,320
TF Financial Corp.	735	14,762
TFS Financial Corp. *	19,500	184,080
The First of Long Island Corp.	4,000	106,280
The PMI Group, Inc. *	20,600	20,600
Timberland Bancorp, Inc. *	2,000	11,180
Tompkins Financial Corp.	4,024	162,570
Tree.com, Inc. *	1,044	5,815
TriCo Bancshares	400	5,928
TrustCo Bank Corp. NY	10,357	47,849
Trustmark Corp.	8,300	180,857
U.S. Bancorp	235,031	6,124,908
UMB Financial Corp.	3,574	148,321
Umpqua Holdings Corp.	12,343	140,216
Union First Market Bankshares Corp.	7,050	87,772
United Bankshares, Inc.	7,400	176,564
United Community Banks, Inc. *	5,378	58,782
Valley National Bancorp	20,768	273,099
Washington Federal, Inc.	11,942	201,939
Washington Trust Bancorp, Inc.	2,500	56,950
Webster Financial Corp.	8,663	176,898
Wells Fargo & Co.	610,906	17,068,714
WesBanco, Inc.	4,456	91,571
West Coast Bancorp *	916	14,912
Westamerica Bancorp	5,200	244,036
Western Alliance Bancorp *	6,100	42,883
Wintrust Financial Corp.	5,800	198,244
WSFS Financial Corp.	2,000	79,420
Zions Bancorp	22,725	497,677

		55,682,722

Capital Goods 8.1%
3D Systems Corp. *	6,800	145,588
3M Co.	80,000	6,971,200
A.O. Smith Corp.	4,950	205,276
AAON, Inc.	9,169	207,953
AAR CORP.	5,000	146,700
Aceto Corp.	5,000	30,500
Actuant Corp., Class A	8,680	214,483

2

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acuity Brands, Inc.	5,200	253,188
Aecom Technology Corp. *	11,000	272,140
Aerosonic Corp. *	300	1,005
AGCO Corp. *	12,762	605,174
Aircastle Ltd.	5,500	62,975
Alamo Group, Inc.	2,500	59,775
Albany International Corp., Class A	3,918	104,101
Alliant Techsystems, Inc.	4,437	289,425
American Science & Engineering, Inc.	500	40,565
American Superconductor Corp. *	5,200	38,064
American Woodmark Corp.	4,000	66,480
Ameron International Corp.	900	76,581
AMETEK, Inc.	18,950	805,375
Ampco-Pittsburgh Corp.	2,800	72,940
Apogee Enterprises, Inc.	1,200	13,740
Applied Industrial Technologies, Inc.	6,525	208,278
Armstrong World Industries, Inc.	3,500	138,250
Astronics Corp. *	3,438	109,638
Badger Meter, Inc.	4,000	145,960
Barnes Group, Inc.	6,600	160,710
BE Aerospace, Inc. *	13,200	525,360
Beacon Roofing Supply, Inc. *	5,000	106,900
Belden, Inc.	4,400	162,140
Blount International, Inc. *	4,200	69,846
Brady Corp., Class A	6,400	189,440
Breeze-Eastern Corp. *	500	5,550
Briggs & Stratton Corp.	6,500	111,410
Carlisle Cos., Inc.	6,200	268,026
Cascade Corp.	4,400	219,956
Caterpillar, Inc.	71,100	7,023,969
Ceradyne, Inc. *	2,500	81,025
Chart Industries, Inc. *	3,000	159,180
CIRCOR International, Inc.	3,750	162,187
CLARCOR, Inc.	6,400	281,984
Coleman Cable, Inc. *	1,500	19,770
Columbus McKinnon Corp. *	2,400	39,480
Cooper Industries plc	19,000	993,890
Crane Co.	5,000	231,600
Cubic Corp.	2,000	97,080
Cummins, Inc.	22,000	2,307,360
Curtiss-Wright Corp.	6,600	210,936
Danaher Corp.	68,000	3,339,480
Deere & Co.	51,000	4,004,010
DigitalGlobe, Inc. *	3,500	91,420
Donaldson Co., Inc.	9,000	498,420
Dover Corp.	23,700	1,433,139
Ducommun, Inc.	3,200	70,400
Dycom Industries, Inc. *	5,300	90,312
Eaton Corp.	41,800	2,004,310
EMCOR Group, Inc. *	7,800	217,776
Emerson Electric Co.	92,000	4,516,280
EnerSys *	4,500	143,910
EnPro Industries, Inc. *	3,000	138,720
ESCO Technologies, Inc.	2,800	97,104
Esterline Technologies Corp. *	2,400	183,288
Fastenal Co.	38,400	1,292,160
Federal Signal Corp.	5,300	30,634
Flow International Corp. *	900	3,069
Flowserve Corp.	6,900	685,722
Fluor Corp.	23,200	1,473,896
Foster Wheeler AG *	8,000	216,800
Franklin Electric Co., Inc.	1,300	56,745
FreightCar America, Inc. *	2,500	61,700
FuelCell Energy, Inc. *	1,200	1,596
Furmanite Corp. *	1,400	10,976
Gardner Denver, Inc.	6,400	545,856
GATX Corp.	4,000	157,720
GenCorp, Inc. *	2,500	14,150
General Cable Corp. *	6,700	266,459
General Dynamics Corp.	38,400	2,616,576
General Electric Co.	1,311,366	23,486,565
GeoEye, Inc. *	6,000	239,760
Gibraltar Industries, Inc. *	2,500	25,700
Goodrich Corp.	16,404	1,560,677
Graco, Inc.	7,012	308,037
GrafTech International Ltd. *	13,100	252,306
Granite Construction, Inc.	4,850	113,393
Griffon Corp. *	5,500	51,975
Hardinge, Inc.	4,800	52,560
Harsco Corp.	9,200	252,172
HEICO Corp., Class A	3,571	132,127
Hexcel Corp. *	10,000	239,400
Honeywell International, Inc.	87,562	4,649,542
Hubbell, Inc., Class B	6,800	404,396
Huntington Ingalls Industries, Inc. *	5,172	173,159
IDEX Corp.	10,225	424,133
II-VI, Inc. *	7,600	190,228
Illinois Tool Works, Inc.	51,700	2,574,660
Ingersoll-Rand plc	41,000	1,534,220
Insituform Technologies, Inc., Class A *	4,300	86,215
Integrated Electrical Services, Inc. *	5,105	16,898
Interline Brands, Inc. *	4,000	66,920
ITT Corp.	23,400	1,248,156
Jacobs Engineering Group, Inc. *	16,600	649,724
John Bean Technologies Corp.	4,983	88,000
Joy Global, Inc.	16,350	1,535,592
Kadant, Inc. *	3,001	78,956
Kaman Corp.	3,000	106,860
Kaydon Corp.	3,300	117,645
KBR, Inc.	19,000	677,350
Kennametal, Inc.	10,000	394,300
Kratos Defense & Security Solutions, Inc. *	3,180	34,567
L-3 Communications Holdings, Inc.	15,100	1,194,712
Lawson Products, Inc.	3,000	56,010
Lennox International, Inc.	4,771	176,432
Lincoln Electric Holdings, Inc.	11,800	403,796
Lockheed Martin Corp.	36,052	2,730,218
Lydall, Inc. *	5,500	66,440
Magnetek, Inc. *	16,500	29,700
Masco Corp.	43,300	456,815
MasTec, Inc. *	5,350	111,708
Meritor, Inc. *	9,900	133,650
Michael Baker Corp. *	3,000	62,580
Moog, Inc., Class A *	5,787	236,978
MSC Industrial Direct Co., Inc., Class A	4,300	265,654
Mueller Industries, Inc.	4,200	157,626
Mueller Water Products, Inc., Class A	16,139	52,774
NACCO Industries, Inc., Class A	1,300	118,144
Navistar International Corp. *	9,500	487,445

 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NCI Building Systems, Inc. *	580	6,548
NN, Inc. *	1,800	21,204
Nordson Corp.	8,000	408,240
Northrop Grumman Corp.	34,032	2,059,276
Omega Flex, Inc. *	700	9,079
Orbital Sciences Corp. *	7,600	131,632
Oshkosh Corp. *	11,000	273,020
Owens Corning, Inc. *	14,000	498,120
PACCAR, Inc.	44,725	1,914,677
Pall Corp.	12,900	639,582
Parker Hannifin Corp.	19,500	1,540,890
Pentair, Inc.	12,500	460,125
Powell Industries, Inc. *	4,000	154,160
Precision Castparts Corp.	17,602	2,840,611
Quanex Building Products Corp.	5,625	88,144
Quanta Services, Inc. *	27,371	506,911
Raven Industries, Inc.	2,800	147,924
Raytheon Co.	44,900	2,008,377
RBC Bearings, Inc. *	3,000	113,910
Regal-Beloit Corp.	4,500	272,835
Robbins & Myers, Inc.	6,970	336,233
Rockwell Automation, Inc.	18,700	1,341,912
Rockwell Collins, Inc.	20,100	1,107,309
Roper Industries, Inc.	12,500	1,020,375
Sauer-Danfoss, Inc. *	3,800	180,500
Seaboard Corp.	200	523,000
Simpson Manufacturing Co., Inc.	3,200	90,560
Snap-on, Inc.	7,000	398,020
Spirit AeroSystems Holdings, Inc., Class A *	11,000	225,390
SPX Corp.	8,610	647,816
Standex International Corp.	3,000	96,570
Stanley Black & Decker, Inc.	21,652	1,424,052
Taser International, Inc. *	1,700	6,987
Tecumseh Products Co., Class A *	3,200	32,704
Teledyne Technologies, Inc. *	12,157	659,274
Tennant Co.	4,200	179,802
Terex Corp. *	14,400	319,824
Textainer Group Holdings Ltd.	2,500	64,875
Textron, Inc.	35,100	811,863
The Babcock & Wilcox Co. *	15,500	387,190
The Boeing Co.	80,300	5,658,741
The Gorman-Rupp Co.	5,613	182,871
The Greenbrier Cos., Inc. *	4,100	82,492
The Manitowoc Co., Inc.	14,600	204,254
The Middleby Corp. *	5,000	422,400
The Shaw Group, Inc. *	11,500	297,620
The Timken Co.	9,600	419,232
The Toro Co.	4,100	220,703
Thomas & Betts Corp. *	7,300	356,094
Titan International, Inc.	4,125	104,239
TransDigm Group, Inc. *	3,600	324,252
Tredegar Corp.	5,100	97,206
Trinity Industries, Inc.	13,650	406,633
Triumph Group, Inc.	2,400	129,216
Tutor Perini Corp.	5,000	78,900
Tyco International Ltd.	57,733	2,556,995
United Rentals, Inc. *	5,900	135,759
United Technologies Corp.	97,068	8,041,113
Universal Forest Products, Inc.	2,500	73,675
URS Corp. *	10,700	436,881
USG Corp. (d)*	7,400	84,212
Valmont Industries, Inc.	2,400	233,640
Vicor Corp. *	4,200	59,094
W.W. Grainger, Inc.	7,300	1,083,101
Wabash National Corp. *	8,000	60,080
WABCO Holdings, Inc. *	8,133	512,786
Wabtec Corp.	5,828	376,023
Watsco, Inc.	3,400	201,212
Watts Water Technologies, Inc., Class A	4,000	134,120
WESCO International, Inc. *	4,800	243,312
Woodward, Inc.	8,000	276,000

		144,925,033

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,900	42,833
ABM Industries, Inc.	4,900	110,250
American Reprographics Co. *	7,000	47,810
AMREP Corp. *	2,500	22,050
Avery Dennison Corp.	12,700	400,685
Casella Waste Systems, Inc., Class A *	6,500	40,885
CDI Corp.	3,700	47,952
Cenveo, Inc. *	7,300	42,267
Cintas Corp.	15,350	499,642
Clean Harbors, Inc. *	5,000	263,750
CompX International, Inc.	2,000	27,200
Consolidated Graphics, Inc. *	3,900	201,201
Copart, Inc. *	8,809	382,751
Corrections Corp. of America *	14,484	310,827
CoStar Group, Inc. *	3,800	223,288
Covanta Holding Corp.	14,700	254,016
CRA International, Inc. *	2,500	67,200
Deluxe Corp.	6,800	160,072
EnergySolutions, Inc.	10,500	53,130
Ennis, Inc.	4,500	78,930
Equifax, Inc.	15,595	535,844
Exponent, Inc. *	6,000	250,860
FTI Consulting, Inc. *	5,700	206,853
G & K Services, Inc., Class A	4,100	139,687
GP Strategies Corp. *	1,500	19,425
Healthcare Services Group, Inc.	12,656	198,573
Heidrick & Struggles International, Inc.	3,100	82,460
Herman Miller, Inc.	5,700	131,157
HNI Corp.	4,000	83,640
Hudson Highland Group, Inc. *	3,220	19,288
IHS, Inc., Class A *	6,600	486,354
Insperity, Inc.	2,800	81,816
Interface, Inc., Class A	5,800	92,916
Iron Mountain, Inc.	23,180	733,183
KAR Auction Services, Inc. *	6,000	106,680
Kelly Services, Inc., Class A *	5,700	89,205
Kforce, Inc. *	4,905	67,591
Kimball International, Inc., Class B	9,100	54,600
Knoll, Inc.	7,000	127,750
Korn/Ferry International *	6,600	142,164
M&F Worldwide Corp. *	4,200	105,252
Manpower, Inc.	9,991	504,745
McGrath Rentcorp	4,600	119,738
Mine Safety Appliances Co.	2,700	92,124
Mobile Mini, Inc. *	1,200	25,332

4

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Multi-Color Corp.	4,625	124,551
Navigant Consulting, Inc. *	5,000	58,850
Nielsen Holdings N.V. *	8,000	239,680
On Assignment, Inc. *	4,700	47,940
Pitney Bowes, Inc.	25,000	538,750
Quad Graphics, Inc.	2,500	84,150
R.R. Donnelley & Sons Co.	23,500	442,035
Republic Services, Inc.	39,645	1,150,894
Resources Connection, Inc.	3,700	48,174
Robert Half International, Inc.	17,000	465,460
Rollins, Inc.	15,018	286,694
School Specialty, Inc. *	2,600	31,252
SFN Group, Inc. *	6,830	95,074
Steelcase, Inc., Class A	11,500	114,195
Stericycle, Inc. *	9,400	771,928
Superior Uniform Group, Inc.	1,600	18,704
Sykes Enterprises, Inc. *	4,026	77,702
Tetra Tech, Inc. *	12,031	264,682
The Advisory Board Co. *	1,000	53,540
The Brink’s Co.	5,600	167,104
The Corporate Executive Board Co.	3,700	150,405
The Dun & Bradstreet Corp.	5,640	409,182
The Geo Group, Inc. *	17,380	361,504
The Standard Register Co.	4,100	12,300
Towers Watson & Co., Class A	6,600	403,590
TRC Cos., Inc. *	3,350	18,693
TrueBlue, Inc. *	6,000	90,060
UniFirst Corp.	1,500	82,275
United Stationers, Inc.	5,800	186,122
Verisk Analytics, Inc., Class A *	13,000	432,900
Viad Corp.	3,625	75,146
Virco Mfg. Corp.	1,170	2,972
Waste Connections, Inc.	13,712	442,075
Waste Management, Inc.	54,100	1,703,609

		17,226,168

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	8,500	188,445
Blyth, Inc.	2,700	170,802
Brookfield Residential Properties, Inc. *	2,350	23,429
Brunswick Corp.	9,900	216,117
Callaway Golf Co.	8,100	51,435
Carter’s, Inc. *	8,000	268,000
Cavco Industries, Inc. *	410	17,450
Coach, Inc.	36,008	2,324,676
Columbia Sportswear Co.	4,350	249,690
CSS Industries, Inc.	3,400	67,456
D.R. Horton, Inc.	32,104	381,396
Deckers Outdoor Corp. *	7,500	744,375
DGSE Cos., Inc. (d)*	700	6,202
Eastman Kodak Co. (d)*	30,200	72,480
Ethan Allen Interiors, Inc.	4,200	77,280
Flexsteel Industries, Inc.	600	9,150
Foamex International, Inc. (a)(c)*	2,278	—
Fortune Brands, Inc.	19,000	1,143,990
Fossil, Inc. *	5,462	686,410
Furniture Brands International, Inc. *	4,700	18,941
Garmin Ltd. (d)	16,000	522,080
Hanesbrands, Inc. *	11,047	337,044
Harman International Industries, Inc.	8,800	366,080
Hasbro, Inc.	14,500	573,620
Helen of Troy Ltd. *	5,000	161,250
Hovnanian Enterprises, Inc., Class A (d)*	3,700	7,104
Iconix Brand Group, Inc. *	3,200	74,656
iRobot Corp. *	3,000	104,880
Jarden Corp.	11,059	342,718
K-Swiss, Inc., Class A *	2,400	25,584
KB HOME	7,800	66,222
Kenneth Cole Productions, Inc., Class A *	3,100	39,556
Kid Brands, Inc. *	3,000	13,770
Leggett & Platt, Inc.	19,200	416,640
Lennar Corp., Class A	12,190	215,641
Liz Claiborne, Inc. *	8,600	55,040
M.D.C. Holdings, Inc.	4,403	99,552
M/I Homes, Inc. *	1,800	20,340
Maidenform Brands, Inc. *	5,000	129,250
Marine Products Corp. *	405	2,207
Mattel, Inc.	44,800	1,194,368
Meritage Homes Corp. *	1,000	21,850
Mohawk Industries, Inc. *	6,819	354,793
Movado Group, Inc.	3,300	53,394
Nautilus, Inc. *	4,125	7,755
Newell Rubbermaid, Inc.	35,900	557,168
NIKE, Inc., Class B	39,100	3,524,865
NVR, Inc. *	600	408,054
Oxford Industries, Inc.	2,500	97,950
Perry Ellis International, Inc. *	5,500	128,535
Polaris Industries, Inc.	4,100	486,055
Polo Ralph Lauren Corp.	8,000	1,080,560
PulteGroup, Inc. *	38,376	263,643
PVH Corp.	8,600	615,330
Quiksilver, Inc. *	17,000	89,420
Skechers U.S.A., Inc., Class A *	6,500	108,225
Skyline Corp.	2,600	35,178
Standard Pacific Corp. *	9,300	26,598
Stanley Furniture Co., Inc. *	6,875	28,394
Steven Madden Ltd. *	6,075	231,457
Sturm, Ruger & Co., Inc.	6,000	163,920
Tandy Brands Accessories, Inc. *	1,000	2,090
Tempur-Pedic International, Inc. *	8,000	576,080
The Jones Group, Inc.	12,156	157,299
The Ryland Group, Inc.	3,700	54,501
The Timberland Co., Class A *	5,300	226,787
The Warnaco Group, Inc. *	5,500	293,150
Toll Brothers, Inc. *	13,700	273,452
Tupperware Brands Corp.	7,800	487,422
Universal Electronics, Inc. *	5,200	121,732
VF Corp.	13,500	1,576,800
Whirlpool Corp.	9,849	681,846
Wolverine World Wide, Inc.	7,800	295,386

		24,515,015

Consumer Services 2.3%
Ambassadors Group, Inc.	3,400	28,968
American Public Education, Inc. *	2,500	113,925
Ameristar Casinos, Inc.	6,400	142,080
Apollo Group, Inc., Class A *	14,550	739,576
Bally Technologies, Inc. *	5,000	197,150
Biglari Holdings, Inc. *	179	65,902

 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BJ’s Restaurants, Inc. *	3,000	139,110
Bob Evans Farms, Inc.	4,200	145,068
Boyd Gaming Corp. *	7,800	68,172
Brinker International, Inc.	12,350	296,647
Buffalo Wild Wings, Inc. *	3,000	190,590
Career Education Corp. *	8,614	195,452
Carnival Corp.	50,000	1,665,000
CEC Entertainment, Inc.	2,025	78,368
Chipotle Mexican Grill, Inc. *	3,800	1,233,404
Choice Hotels International, Inc.	6,800	207,332
Churchill Downs, Inc.	2,900	127,397
Coinstar, Inc. *	5,000	244,300
Corinthian Colleges, Inc. *	9,200	38,272
CPI Corp.	2,900	32,306
Cracker Barrel Old Country Store, Inc.	3,446	155,449
Darden Restaurants, Inc.	16,300	828,040
DeVry, Inc.	7,800	484,692
DineEquity, Inc. *	3,000	156,300
Domino’s Pizza, Inc. *	5,100	137,037
Dover Downs Gaming & Entertainment, Inc.	5,899	18,287
Dover Motorsports, Inc. *	1,400	2,590
Education Management Corp. (d)*	3,700	82,547
Gaylord Entertainment Co. *	4,625	135,698
H&R Block, Inc.	36,200	541,552
Hillenbrand, Inc.	8,800	192,632
Hyatt Hotels Corp., Class A *	5,000	193,950
International Game Technology	35,600	661,804
International Speedway Corp., Class A	3,245	90,763
Interval Leisure Group, Inc. *	6,269	80,557
Isle of Capri Casinos, Inc. *	7,400	62,752
ITT Educational Services, Inc. *	6,000	514,020
Jack in the Box, Inc. *	8,400	190,848
Krispy Kreme Doughnuts, Inc. *	2,100	17,178
Lakes Entertainment, Inc. *	6,800	14,824
Las Vegas Sands Corp. *	59,000	2,783,620
Learning Tree International, Inc.	1,400	14,042
LIFE TIME FITNESS, Inc. *	5,500	229,680
Luby’s, Inc. *	2,400	13,128
Marriott International, Inc., Class A	37,808	1,228,760
Matthews International Corp., Class A	2,900	104,951
McDonald’s Corp.	127,709	11,044,274
MGM Resorts International *	37,500	566,625
Monarch Casino & Resort, Inc. *	8,000	92,400
MTR Gaming Group, Inc. *	5,800	17,110
Multimedia Games Holding Co., Inc. *	5,500	23,870
Nobel Learning Communities, Inc. *	500	5,860
O’Charley’s, Inc. *	400	2,436
Orient-Express Hotels Ltd., Class A *	8,600	85,054
P.F. Chang’s China Bistro, Inc.	3,800	125,134
Panera Bread Co., Class A *	3,800	438,178
Papa John’s International, Inc. *	3,400	106,114
Peet’s Coffee & Tea, Inc. *	1,800	105,120
Penn National Gaming, Inc. *	9,800	410,914
Pinnacle Entertainment, Inc. *	6,800	98,124
Regis Corp.	6,900	102,465
Royal Caribbean Cruises Ltd. *	19,500	597,090
Ruby Tuesday, Inc. *	5,600	50,904
Scientific Games Corp., Class A *	9,500	86,830
Service Corp. International	30,100	315,147
Shuffle Master, Inc. *	2,812	26,208
Six Flags Entertainment Corp.	6,000	211,260
Sonic Corp. *	7,968	85,258
Sotheby’s	8,438	357,349
Speedway Motorsports, Inc.	4,800	65,280
Starbucks Corp.	90,900	3,644,181
Starwood Hotels & Resorts Worldwide, Inc.	24,230	1,331,681
Steiner Leisure Ltd. *	3,000	145,860
Stewart Enterprises, Inc., Class A	10,000	69,500
Strayer Education, Inc.	1,000	121,650
Texas Roadhouse, Inc.	5,900	97,468
The Cheesecake Factory, Inc. *	5,887	169,722
The Wendy’s Co.	50,775	267,584
Vail Resorts, Inc.	3,800	173,850
Weight Watchers International, Inc.	8,700	671,553
WMS Industries, Inc. *	8,250	227,452
Wyndham Worldwide Corp.	21,744	752,125
Wynn Resorts Ltd.	11,000	1,690,480
Yum! Brands, Inc.	56,500	2,984,330

		42,251,160

Diversified Financials 5.7%
Advance America Cash Advance Centers, Inc.	12,500	88,125
Affiliated Managers Group, Inc. *	5,300	552,949
American Express Co.	129,650	6,487,686
Ameriprise Financial, Inc.	30,530	1,651,673
Asset Acceptance Capital Corp. *	2,500	12,350
ASTA Funding, Inc.	6,000	47,220
Bank of America Corp.	1,236,456	12,005,988
Bank of New York Mellon Corp.	153,234	3,847,706
BGC Partners, Inc., Class A	28,300	231,777
BlackRock, Inc.	11,600	2,070,136
Calamos Asset Management, Inc., Class A	5,000	68,100
Capital One Financial Corp.	55,210	2,639,038
Cash America International, Inc.	6,500	363,740
CBOE Holdings, Inc.	3,000	69,120
Citigroup, Inc.	355,528	13,630,944
CME Group, Inc.	8,330	2,408,953
Cohen & Steers, Inc.	5,400	213,462
CompuCredit Holdings Corp. *	7,277	21,758
Cowen Group, Inc., Class A *	11,889	46,962
Credit Acceptance Corp. *	2,400	190,344
Discover Financial Services	66,150	1,694,101
Dollar Financial Corp. *	9,750	210,697
E*TRADE Financial Corp. *	21,933	348,296
Eaton Vance Corp.	14,600	391,572
Encore Capital Group, Inc. *	2,000	54,700
Evercore Partners, Inc., Class A	6,500	184,795
EZCORP, Inc., Class A *	8,500	282,880
FBR & Co. *	4,000	11,640
Federated Investors, Inc., Class B (d)	9,950	212,631
Financial Engines, Inc. *	3,500	83,160
First Cash Financial Services, Inc. *	3,000	129,810
Franklin Resources, Inc.	18,900	2,399,544

6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GAMCO Investors, Inc., Class A	3,200	154,784
GFI Group, Inc.	9,900	44,946
Greenhill & Co., Inc.	2,500	110,100
ICG Group, Inc. *	350	3,868
Interactive Brokers Group, Inc., Class A	3,400	51,476
IntercontinentalExchange, Inc. *	8,900	1,097,370
INTL FCStone, Inc. *	737	16,936
Invesco Ltd.	48,000	1,064,640
Investment Technology Group, Inc. *	4,750	57,808
Janus Capital Group, Inc.	19,200	162,048
Jefferies Group, Inc.	14,200	268,522
JPMorgan Chase & Co.	487,444	19,717,110
Knight Capital Group, Inc., Class A *	9,700	109,707
Legg Mason, Inc.	19,050	560,451
Leucadia National Corp.	24,908	838,652
LPL Investment Holdings, Inc. *	3,000	99,150
MarketAxess Holdings, Inc.	4,000	104,520
MF Global Holdings Ltd. *	14,000	103,180
MicroFinancial, Inc.	1,900	11,343
Moody’s Corp.	26,600	947,226
Morgan Stanley	171,700	3,820,325
MSCI, Inc., Class A *	16,000	567,840
Nelnet, Inc., Class A	5,363	108,118
NewStar Financial, Inc. *	4,000	42,560
Northern Trust Corp.	28,500	1,279,792
NYSE Euronext	31,600	1,057,336
optionsXpress Holdings, Inc.	5,300	80,030
Penson Worldwide, Inc. (d)*	8,000	24,480
PHH Corp. *	7,186	134,809
Piper Jaffray Cos., Inc. *	3,950	116,446
Portfolio Recovery Associates, Inc. *	2,000	161,860
Raymond James Financial, Inc.	10,350	328,716
Resource America, Inc., Class A	4,000	23,480
SEI Investments Co.	19,400	383,732
SLM Corp.	60,300	940,077
State Street Corp.	60,983	2,528,965
Stifel Financial Corp. *	4,500	170,820
SWS Group, Inc.	8,211	44,750
T. Rowe Price Group, Inc.	32,400	1,840,320
TD Ameritrade Holding Corp.	38,800	712,368
The Charles Schwab Corp. (b)	120,620	1,800,857
The First Marblehead Corp. *	7,500	12,375
The Goldman Sachs Group, Inc.	53,500	7,220,895
The NASDAQ OMX Group, Inc. *	17,100	411,597
Virtus Investment Partners, Inc. *	475	37,316
Waddell & Reed Financial, Inc., Class A	10,250	376,175
Westwood Holdings Group, Inc.	4,285	161,459
World Acceptance Corp. *	5,000	318,600

		102,881,792

Energy 12.1%
Abraxas Petroleum Corp. *	8,500	39,015
Adams Resources & Energy, Inc.	1,400	36,120
Alon USA Energy, Inc.	8,700	105,792
Alpha Natural Resources, Inc. *	29,330	1,252,684
Anadarko Petroleum Corp.	69,660	5,751,130
Apache Corp.	47,472	5,873,236
Apco Oil & Gas International, Inc.	1,800	158,652
Approach Resources, Inc. *	4,000	103,840
Arch Coal, Inc.	18,500	473,600
ATP Oil & Gas Corp. (d)*	6,600	95,634
Atwood Oceanics, Inc. *	4,800	224,160
Baker Hughes, Inc.	58,750	4,546,076
Basic Energy Services, Inc. *	6,000	194,340
Berry Petroleum Co., Class A	4,000	229,400
Bill Barrett Corp. *	3,700	184,112
Brigham Exploration Co. *	13,500	429,300
Bristow Group, Inc.	6,800	329,664
Cabot Oil & Gas Corp.	11,200	829,696
Cal Dive International, Inc. *	9,000	50,220
Callon Petroleum Co. *	8,000	55,760
Cameron International Corp. *	30,047	1,680,829
CARBO Ceramics, Inc.	2,200	343,354
Carrizo Oil & Gas, Inc. *	3,000	115,200
Chesapeake Energy Corp.	79,500	2,730,825
Chevron Corp.	246,739	25,665,791
Cimarex Energy Co.	11,008	970,025
Clayton Williams Energy, Inc. *	2,500	165,800
Clean Energy Fuels Corp. (d)*	4,000	64,040
Cloud Peak Energy, Inc. *	6,500	144,950
Cobalt International Energy, Inc. *	7,000	86,240
Complete Production Services, Inc. *	9,100	353,808
Comstock Resources, Inc. *	4,500	143,550
Concho Resources, Inc. *	12,400	1,160,392
ConocoPhillips	165,723	11,930,399
CONSOL Energy, Inc.	27,600	1,479,360
Contango Oil & Gas Co. *	2,000	126,160
Continental Resources, Inc. *	10,000	685,900
CREDO Petroleum Corp. *	6,700	65,660
Crosstex Energy, Inc.	6,200	90,520
CVR Energy, Inc. *	9,900	265,815
Delek US Holdings, Inc.	7,000	116,340
Denbury Resources, Inc. *	48,725	941,367
Devon Energy Corp.	49,560	3,900,372
Diamond Offshore Drilling, Inc.	8,200	556,206
Dresser-Rand Group, Inc. *	9,000	480,780
Dril-Quip, Inc. *	3,100	218,581
El Paso Corp.	100,587	2,067,063
Energen Corp.	8,200	482,242
ENGlobal Corp. *	4,000	16,000
EOG Resources, Inc.	33,700	3,437,400
EQT Corp.	19,300	1,225,164
EXCO Resources, Inc.	22,000	350,020
Exterran Holdings, Inc. *	10,720	198,106
Exxon Mobil Corp.	610,034	48,674,613
FMC Technologies, Inc. *	29,364	1,338,998
Forest Oil Corp. *	12,450	323,700
General Maritime Corp.	14,720	16,045
Geomet, Inc. *	4,000	4,440
Global Industries Ltd. *	14,400	73,872
Goodrich Petroleum Corp. (d)*	3,500	69,405
Gulf Island Fabrication, Inc.	2,800	96,880
GulfMark Offshore, Inc., Class A *	4,100	199,834
Gulfport Energy Corp. *	5,000	182,300
Halliburton Co.	112,200	6,140,706
Harvest Natural Resources, Inc. *	6,000	82,200
Helix Energy Solutions Group, Inc. *	11,564	226,423
Helmerich & Payne, Inc.	12,600	870,030
Hercules Offshore, Inc. *	12,900	60,630
Hess Corp.	41,700	2,858,952
HollyFrontier Corp.	14,927	1,125,346

 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hornbeck Offshore Services, Inc. *	5,000	139,200
Houston American Energy Corp. (d)	4,000	65,840
ION Geophysical Corp. *	13,900	140,946
James River Coal Co. *	5,500	104,280
Key Energy Services, Inc. *	16,300	317,687
Kinder Morgan, Inc. *	11,500	324,645
Lufkin Industries, Inc.	7,000	570,360
Magnum Hunter Resources Corp. *	339	2,434
Marathon Oil Corp.	86,808	2,688,444
Marathon Petroleum Corp. *	43,404	1,900,661
Matrix Service Co. *	8,000	111,520
McDermott International, Inc. *	28,000	564,760
McMoRan Exploration Co. *	4,500	75,780
Murphy Oil Corp.	22,500	1,444,950
Nabors Industries Ltd. *	34,634	914,684
National Oilwell Varco, Inc.	52,122	4,199,469
Natural Gas Services Group *	7,500	119,325
Newfield Exploration Co. *	17,100	1,152,882
Newpark Resources, Inc. *	11,500	106,835
Noble Corp.	29,500	1,087,665
Noble Energy, Inc.	21,718	2,164,850
Occidental Petroleum Corp.	98,820	9,702,148
Oceaneering International, Inc.	10,400	449,280
Oil States International, Inc. *	6,600	532,620
Overseas Shipholding Group, Inc. (d)	3,700	90,058
OYO Geospace Corp. *	500	50,715
Panhandle Oil & Gas, Inc., Class A	2,000	65,560
Parker Drilling Co. *	18,300	116,022
Patriot Coal Corp. *	9,700	183,427
Patterson-UTI Energy, Inc.	18,200	592,046
Peabody Energy Corp.	31,700	1,821,799
Penn Virginia Corp.	5,000	65,600
Petrohawk Energy Corp. *	35,600	1,359,564
Petroleum Development Corp. *	4,000	145,280
PetroQuest Energy, Inc. *	7,200	58,536
PHI, Inc. - Non Voting Shares *	4,000	86,120
Pioneer Drilling Co. *	9,200	149,684
Pioneer Natural Resources Co.	13,133	1,221,238
Plains Exploration & Production Co. *	15,765	614,993
QEP Resources, Inc.	22,200	973,026
Quicksilver Resources, Inc. *	14,900	210,835
Range Resources Corp.	17,600	1,146,816
Resolute Energy Corp. *	5,000	81,450
REX American Resources Corp. *	4,875	83,996
Rex Energy Corp. *	8,000	88,560
Rosetta Resources, Inc. *	6,600	341,682
Rowan Cos., Inc. *	14,400	564,048
RPC, Inc.	17,212	406,547
SandRidge Energy, Inc. *	41,331	476,133
Schlumberger Ltd.	170,260	15,386,396
SEACOR Holdings, Inc.	1,250	125,450
SemGroup Corp. *	3,000	69,840
Ship Finance International Ltd.	6,100	96,990
SM Energy Co.	7,400	557,590
Southern Union Co.	15,874	682,582
Southwestern Energy Co. *	42,000	1,871,520
Spectra Energy Corp.	77,678	2,098,859
Stone Energy Corp. *	4,383	142,272
Sunoco, Inc.	17,000	691,050
Superior Energy Services, Inc. *	9,900	410,751
Swift Energy Co. *	5,500	209,550
Teekay Corp.	6,000	166,500
Tesoro Corp. *	17,600	427,504
TETRA Technologies, Inc. *	8,300	106,821
The Williams Cos., Inc.	70,360	2,230,412
Tidewater, Inc.	7,700	418,418
Ultra Petroleum Corp. *	13,000	608,660
Union Drilling, Inc. *	2,500	27,875
Unit Corp. *	4,400	264,044
USEC, Inc. *	14,300	48,763
VAALCO Energy, Inc. *	9,000	59,940
Valero Energy Corp.	68,980	1,732,778
Verenium Corp. (d)*	91	146
W&T Offshore, Inc.	7,500	203,250
Warren Resources, Inc. *	5,000	20,350
Weatherford International Ltd. *	90,000	1,972,800
Western Refining, Inc. *	5,600	114,408
Westmoreland Coal Co. *	6,500	99,905
Whiting Petroleum Corp. *	13,600	796,960
World Fuel Services Corp.	8,200	308,566

		217,391,014

Food & Staples Retailing 1.9%
Arden Group, Inc., Class A	600	53,256
BJ’s Wholesale Club, Inc. *	6,100	307,135
Casey’s General Stores, Inc.	5,100	229,500
Costco Wholesale Corp.	53,600	4,194,200
CVS Caremark Corp.	165,140	6,002,839
Ingles Markets, Inc., Class A	300	4,620
Nash Finch Co.	1,700	60,860
PriceSmart, Inc.	3,500	204,820
Rite Aid Corp. *	75,000	97,500
Ruddick Corp.	6,100	255,590
Safeway, Inc.	44,900	905,633
Spartan Stores, Inc.	500	8,830
SUPERVALU, Inc.	24,332	209,255
Sysco Corp.	71,136	2,176,050
The Andersons, Inc.	1,000	41,110
The Fresh Market, Inc. *	4,000	142,120
The Kroger Co.	71,800	1,785,666
The Pantry, Inc. *	1,000	17,820
United Natural Foods, Inc. *	5,600	233,800
Wal-Mart Stores, Inc.	218,100	11,496,051
Walgreen Co.	115,400	4,505,216
Weis Markets, Inc.	1,700	68,323
Whole Foods Market, Inc.	16,400	1,093,880
Winn-Dixie Stores, Inc. *	5,000	44,900

		34,138,974

Food, Beverage & Tobacco 5.2%
Alico, Inc.	500	12,205
Alliance One International, Inc. *	16,800	55,272
Altria Group, Inc.	253,300	6,661,790
Archer-Daniels-Midland Co.	71,458	2,170,894
B&G Foods, Inc.	3,000	56,370
Bridgford Foods Corp.	300	3,315
Brown-Forman Corp., Class B	12,390	911,408
Bunge Ltd.	18,000	1,238,580
Campbell Soup Co.	20,400	674,220
Chiquita Brands International, Inc. *	6,200	73,408

8

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coca-Cola Bottling Co.	3,400	219,368
Coca-Cola Enterprises, Inc.	41,000	1,152,510
ConAgra Foods, Inc.	54,293	1,390,444
Constellation Brands, Inc., Class A *	21,100	430,229
Corn Products International, Inc.	11,800	600,502
Darling International, Inc. *	12,500	211,000
Dean Foods Co. *	19,113	210,625
Diamond Foods, Inc.	3,000	214,770
Dole Food Co., Inc. *	6,000	85,140
Dr Pepper Snapple Group, Inc.	31,500	1,189,440
Flowers Foods, Inc.	10,737	235,355
Fresh Del Monte Produce, Inc.	4,200	102,942
General Mills, Inc.	73,100	2,730,285
Green Mountain Coffee Roasters, Inc. *	15,150	1,574,843
Griffin Land & Nurseries, Inc.	300	8,373
H.J. Heinz Co.	39,900	2,100,336
Hansen Natural Corp. *	10,000	766,200
Harbinger Group, Inc. *	8,000	42,480
Hormel Foods Corp.	23,000	666,310
J & J Snack Foods Corp.	5,693	294,271
John B. Sanfilippo & Son, Inc. *	5,000	41,850
Kellogg Co.	29,400	1,639,932
Kraft Foods, Inc., Class A	197,513	6,790,497
Lancaster Colony Corp.	3,400	204,442
Lorillard, Inc.	17,048	1,810,839
McCormick & Co., Inc. - Non Voting Shares	14,300	695,695
Mead Johnson Nutrition Co.	24,500	1,748,565
Molson Coors Brewing Co., Class B	17,000	765,850
National Beverage Corp.	4,500	66,510
PepsiCo, Inc.	192,858	12,350,626
Philip Morris International, Inc.	220,300	15,678,751
Pilgrim’s Pride Corp. *	9,000	43,200
Primo Water Corp. *	1,000	14,400
Ralcorp Holdings, Inc. *	6,700	579,550
Reynolds American, Inc.	42,328	1,489,946
Rocky Mountain Chocolate Factory, Inc.	3,427	31,494
Sanderson Farms, Inc.	1,750	80,885
Sara Lee Corp.	72,378	1,383,144
Smithfield Foods, Inc. *	16,800	369,936
Snyders-Lance, Inc.	2,900	59,189
The Boston Beer Co., Inc., Class A *	2,500	225,375
The Coca-Cola Co.	262,700	17,866,227
The Hain Celestial Group, Inc. *	4,406	142,446
The Hershey Co.	19,400	1,094,936
The JM Smucker Co.	15,246	1,187,968
Tootsie Roll Industries, Inc.	2,769	77,671
TreeHouse Foods, Inc. *	3,722	192,204
Tyson Foods, Inc., Class A	33,340	585,450
Universal Corp.	4,800	176,256
Vector Group Ltd. (d)	4,536	79,425

		93,556,144

Health Care Equipment & Services 4.4%
ABIOMED, Inc. *	3,800	62,738
Accretive Health, Inc. (d)*	3,700	111,148
Aetna, Inc.	49,200	2,041,308
Alere, Inc. *	9,441	278,415
Align Technology, Inc. *	8,700	191,313
Alliance HealthCare Services, Inc. *	1,800	6,498
Allied Healthcare International, Inc. *	6,000	22,920
Allscripts Healthcare Solutions, Inc. *	21,460	389,499
Amedisys, Inc. *	3,334	86,217
American Dental Partners, Inc. *	3,000	34,860
AMERIGROUP Corp. *	7,300	401,500
AmerisourceBergen Corp.	33,796	1,294,725
AMN Healthcare Services, Inc. *	7,110	57,307
AmSurg Corp. *	4,300	109,349
Analogic Corp.	1,400	75,306
ArthroCare Corp. *	3,000	99,150
Assisted Living Concepts, Inc., Class A	4,000	62,680
athenahealth, Inc. *	4,000	235,160
Baxter International, Inc.	70,418	4,096,215
Becton, Dickinson & Co.	26,300	2,198,943
BioScrip, Inc. *	2,172	15,595
Boston Scientific Corp. *	184,568	1,321,507
Brookdale Senior Living, Inc. *	11,300	241,707
C.R. Bard, Inc.	11,300	1,115,084
Cantel Medical Corp.	3,571	89,025
Cardinal Health, Inc.	42,260	1,849,298
CareFusion Corp. *	27,080	714,641
Catalyst Health Solutions, Inc. *	4,900	321,097
Centene Corp. *	7,000	229,670
Cerner Corp. *	16,800	1,117,032
Chemed Corp.	3,900	237,159
Chindex International, Inc. *	3,300	37,719
CIGNA Corp.	34,400	1,712,088
Community Health Systems, Inc. *	12,100	312,664
CONMED Corp. *	4,200	109,200
CorVel Corp. *	2,850	131,527
Coventry Health Care, Inc. *	23,937	765,984
Covidien plc	60,500	3,072,795
Cross Country Healthcare, Inc. *	7,100	49,061
CryoLife, Inc. *	4,250	24,523
Cyberonics, Inc. *	4,200	113,988
DaVita, Inc. *	14,250	1,190,445
DENTSPLY International, Inc.	18,100	685,809
Dexcom, Inc. *	5,600	79,408
Edwards Lifesciences Corp. *	13,800	984,630
Emdeon, Inc., Class A *	5,000	77,500
Emeritus Corp. *	3,400	66,810
Ensign Group, Inc.	3,000	85,200
Express Scripts, Inc. *	60,400	3,277,304
Five Star Quality Care, Inc. *	3,635	17,993
Gen-Probe, Inc. *	6,400	387,520
Gentiva Health Services, Inc. *	3,250	58,467
Greatbatch, Inc. *	4,100	102,172
Haemonetics Corp. *	3,700	242,350
Hanger Orthopedic Group, Inc. *	5,400	113,454
HCA Holdings, Inc. *	15,500	413,540
Health Management Associates, Inc., Class A *	27,900	265,050
Health Net, Inc. *	11,100	312,132
HEALTHSOUTH Corp. *	20,000	488,000
Healthspring, Inc. *	7,100	291,384
HealthStream, Inc. *	1,500	20,310
Healthways, Inc. *	3,100	46,283
Henry Schein, Inc. *	10,600	704,476
Hill-Rom Holdings, Inc.	7,800	290,862

 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HMS Holdings Corp. *	2,000	151,200
Hologic, Inc. *	32,512	603,748
Humana, Inc.	20,900	1,558,722
ICU Medical, Inc. *	3,550	150,804
IDEXX Laboratories, Inc. *	8,000	663,520
Immucor, Inc. *	6,795	180,067
Insulet Corp. *	4,500	88,470
Integra LifeSciences Holdings *	3,100	139,717
Intuitive Surgical, Inc. *	5,050	2,022,777
Invacare Corp.	4,000	119,920
IPC The Hospitalist Co. *	2,000	90,460
Kindred Healthcare, Inc. *	6,508	122,611
Kinetic Concepts, Inc. *	8,600	575,684
Laboratory Corp. of America Holdings *	12,800	1,161,728
Landauer, Inc.	1,100	62,095
LCA-Vision, Inc. *	2,500	10,525
LeMaitre Vascular, Inc.	2,000	13,240
LifePoint Hospitals, Inc. *	6,707	248,830
Lincare Holdings, Inc.	12,650	323,713
Magellan Health Services, Inc. *	3,007	156,665
MAKO Surgical Corp. *	5,000	144,050
Masimo Corp.	5,500	152,790
McKesson Corp.	30,500	2,474,160
MedAssets, Inc. *	6,000	76,020
MedCath Corp. *	4,500	59,040
Medco Health Solutions, Inc. *	53,066	3,336,790
Medical Action Industries, Inc. *	6,250	47,625
MEDNAX, Inc. *	6,000	408,960
Medtronic, Inc.	131,874	4,754,058
Meridian Bioscience, Inc.	11,250	243,000
Merit Medical Systems, Inc. *	2,777	43,516
Molina Healthcare, Inc. *	3,750	84,937
MWI Veterinary Supply, Inc. *	3,000	267,180
National Healthcare Corp.	2,100	99,897
Neogen Corp. *	1,405	58,111
NuVasive, Inc. *	10,000	286,200
NxStage Medical, Inc. *	6,000	110,400
Omnicare, Inc.	15,000	457,500
Omnicell, Inc. *	3,000	51,330
OraSure Technologies, Inc. *	1,500	13,800
Owens & Minor, Inc.	7,500	228,750
Patterson Cos., Inc.	13,100	404,004
PDI, Inc. *	2,900	21,663
PharMerica Corp. *	3,413	43,584
Providence Service Corp. *	3,000	35,550
PSS World Medical, Inc. *	5,800	138,794
Quality Systems, Inc.	2,000	182,720
Quest Diagnostics, Inc.	19,820	1,070,478
ResMed, Inc. *	18,000	545,220
RTI Biologics, Inc. *	1,700	5,593
Sirona Dental Systems, Inc. *	7,000	354,060
SonoSite, Inc. *	2,800	91,448
St. Jude Medical, Inc.	42,300	1,966,950
STERIS Corp.	6,100	213,439
Stryker Corp.	37,100	2,016,014
Sunrise Senior Living, Inc. *	6,400	56,448
Symmetry Medical, Inc. *	3,000	28,890
Teleflex, Inc.	4,300	258,989
Tenet Healthcare Corp. *	55,650	309,414
The Cooper Cos., Inc.	5,781	442,189
Thoratec Corp. *	5,636	189,877
U.S. Physical Therapy, Inc.	3,500	84,280
UnitedHealth Group, Inc.	134,080	6,654,390
Universal American Corp.	4,000	38,040
Universal Health Services, Inc., Class B	12,000	595,680
Utah Medical Products, Inc.	2,500	63,125
Varian Medical Systems, Inc. *	14,900	935,124
VCA Antech, Inc. *	9,900	193,446
Volcano Corp. *	7,500	235,575
WellCare Health Plans, Inc. *	6,200	271,870
WellPoint, Inc.	47,023	3,176,404
West Pharmaceutical Services, Inc.	4,600	201,802
Wright Medical Group, Inc. *	4,200	65,688
Young Innovations, Inc.	2,000	57,960
Zimmer Holdings, Inc. *	23,300	1,398,466
Zoll Medical Corp. *	3,000	208,980

		80,036,478

Household & Personal Products 2.0%
Avon Products, Inc.	53,500	1,403,305
Central Garden & Pet Co., Class A *	6,200	54,312
Church & Dwight Co., Inc.	15,900	641,406
Colgate-Palmolive Co.	60,500	5,104,990
Elizabeth Arden, Inc. *	3,500	112,770
Energizer Holdings, Inc. *	9,333	752,613
Herbalife Ltd.	15,600	869,232
Inter Parfums, Inc.	4,013	80,421
Kimberly-Clark Corp.	49,139	3,211,725
Medifast, Inc. (d)*	3,500	67,550
Nu Skin Enterprises, Inc., Class A	6,500	244,010
Nutraceutical International Corp. *	5,000	74,000
Oil-Dri Corp. of America	500	10,345
Orchids Paper Products Co.	2,500	32,125
Prestige Brands Holdings, Inc. *	6,500	79,430
Revlon, Inc., Class A *	3,500	58,940
Schiff Nutrition International, Inc.	3,500	40,495
Spectrum Brands Holdings, Inc. *	2,000	53,400
The Clorox Co.	14,700	1,052,373
The Estee Lauder Cos., Inc., Class A	13,000	1,363,830
The Female Health Co.	3,500	16,135
The Procter & Gamble Co.	341,715	21,012,055
USANA Health Sciences, Inc. *	3,500	95,725
WD-40 Co.	1,600	70,080

		36,501,267

Insurance 3.7%
21st Century Holding Co. *	1,500	3,990
ACE Ltd.	41,000	2,746,180
Aflac, Inc.	56,600	2,606,996
Alleghany Corp. *	240	79,058
Allied World Assurance Co. Holdings Ltd.	4,900	266,805
American Equity Investment Life Holding Co.	6,400	75,968
American Financial Group, Inc.	10,750	365,285
American International Group, Inc. *	25,596	734,605
American National Insurance Co.	1,300	97,422
American Safety Insurance Holdings Ltd. *	3,000	56,250
AmTrust Financial Services, Inc.	7,500	174,150

10

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aon Corp.	35,996	1,732,128
Arch Capital Group Ltd. *	20,700	699,660
Argo Group International Holdings Ltd.	4,556	133,946
Arthur J. Gallagher & Co.	12,800	359,936
Aspen Insurance Holdings Ltd.	9,000	233,100
Assurant, Inc.	13,500	480,870
Assured Guaranty Ltd.	20,500	290,075
Axis Capital Holdings Ltd.	15,200	484,424
Baldwin & Lyons, Inc., Class B	750	18,173
Berkshire Hathaway, Inc., Class B *	234,774	17,413,188
Brown & Brown, Inc.	14,000	305,340
Cincinnati Financial Corp.	19,450	531,568
Citizens, Inc. *	5,000	34,400
CNA Financial Corp.	23,900	658,206
CNO Financial Group, Inc. *	25,000	183,750
Crawford & Co., Class B	1,600	11,488
Delphi Financial Group, Inc., Class A	6,772	182,302
Eastern Insurance Holdings, Inc.	2,500	33,450
EMC Insurance Group, Inc.	1,200	22,404
Employers Holdings, Inc.	4,200	62,412
Endurance Specialty Holdings Ltd.	5,000	203,700
Erie Indemnity Co., Class A	5,500	405,350
Everest Re Group Ltd.	5,900	484,508
FBL Financial Group, Inc., Class A	5,090	160,233
Fidelity National Financial, Inc., Class A	27,727	451,950
First American Financial Corp.	10,800	172,692
Flagstone Reinsurance Holdings S.A.	7,500	66,825
FPIC Insurance Group, Inc. *	600	25,032
Genworth Financial, Inc., Class A *	58,500	486,720
Greenlight Capital Re Ltd., Class A *	3,000	74,280
Hanover Insurance Group, Inc.	4,900	177,429
Harleysville Group, Inc.	1,800	54,396
HCC Insurance Holdings, Inc.	13,950	420,314
Hilltop Holdings, Inc. *	3,726	32,603
Horace Mann Educators Corp.	4,300	62,608
Independence Holding Co.	2,700	24,246
Infinity Property & Casualty Corp.	2,500	126,675
Lincoln National Corp.	38,426	1,018,289
Loews Corp.	41,645	1,660,386
Markel Corp. *	1,200	480,504
Marsh & McLennan Cos., Inc.	66,500	1,961,085
MBIA, Inc. (d)*	25,250	232,300
Mercury General Corp.	5,400	200,556
MetLife, Inc.	100,000	4,121,000
Montpelier Re Holdings Ltd.	8,100	139,806
National Financial Partners Corp. *	2,500	28,325
National Western Life Insurance Co., Class A	300	51,399
Old Republic International Corp.	20,822	217,382
OneBeacon Insurance Group Ltd., Class A	8,200	104,468
PartnerRe Ltd.	8,900	594,698
Platinum Underwriters Holdings Ltd.	4,500	154,575
Presidential Life Corp.	1,000	11,360
Primerica, Inc.	4,500	97,290
Principal Financial Group, Inc.	36,900	1,019,547
ProAssurance Corp. *	3,670	255,616
Protective Life Corp.	10,500	223,230
Prudential Financial, Inc.	60,000	3,520,800
Reinsurance Group of America, Inc.	10,100	587,921
RenaissanceRe Holdings Ltd.	5,800	403,622
RLI Corp.	2,800	176,820
Safety Insurance Group, Inc.	1,000	40,600
Selective Insurance Group, Inc.	5,400	88,506
StanCorp Financial Group, Inc.	5,000	166,300
State Auto Financial Corp.	3,800	63,004
Stewart Information Services Corp.	1,400	14,840
Symetra Financial Corp.	11,500	144,440
The Allstate Corp.	60,874	1,687,427
The Chubb Corp.	37,094	2,317,633
The Hartford Financial Services Group, Inc.	53,400	1,250,628
The Navigators Group, Inc. *	1,500	70,710
The Phoenix Cos., Inc. *	9,500	22,800
The Progressive Corp.	78,700	1,548,816
The Travelers Cos., Inc.	55,050	3,034,906
Torchmark Corp.	15,900	642,201
Tower Group, Inc.	4,000	91,440
Transatlantic Holdings, Inc.	8,437	432,059
United Fire & Casualty Co.	5,000	85,750
Unitrin, Inc.	5,600	157,752
Unum Group	38,914	949,112
Validus Holdings Ltd.	10,920	290,363
W. R. Berkley Corp.	22,950	706,630
White Mountains Insurance Group Ltd.	300	126,417
XL Group plc	40,200	824,904

		66,525,307

Materials 4.3%
A. M. Castle & Co. *	4,000	69,440
A. Schulman, Inc.	5,300	117,395
AbitibiBowater, Inc. *	8,500	155,380
AEP Industries, Inc. *	1,900	51,452
Air Products & Chemicals, Inc.	25,700	2,280,361
Airgas, Inc.	7,500	515,250
AK Steel Holding Corp.	11,527	140,053
Albemarle Corp.	11,000	732,380
Alcoa, Inc.	127,664	1,880,491
Allegheny Technologies, Inc.	11,292	657,081
Allied Nevada Gold Corp. *	4,000	152,400
AMCOL International Corp.	3,000	91,980
AptarGroup, Inc.	6,900	352,245
Arch Chemicals, Inc.	2,700	127,224
Ashland, Inc.	14,523	889,389
Balchem Corp.	3,000	131,310
Ball Corp.	21,400	830,320
Bemis Co., Inc.	13,400	423,440
Boise, Inc.	9,500	65,835
Buckeye Technologies, Inc.	7,700	207,053
Cabot Corp.	13,200	516,120
Calgon Carbon Corp. *	7,000	104,230
Carpenter Technology Corp.	5,000	287,200
Celanese Corp., Series A	18,500	1,019,905
Century Aluminum Co. *	7,100	92,442
CF Industries Holdings, Inc.	8,400	1,304,688
Chase Corp.	200	2,804
Chemtura Corp. *	11,500	202,400
Clearwater Paper Corp. *	786	59,453

 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cliffs Natural Resources, Inc.	16,300	1,464,066
Coeur d’Alene Mines Corp. *	11,500	313,835
Commercial Metals Co.	12,000	174,120
Compass Minerals International, Inc.	5,000	393,700
Crown Holdings, Inc. *	19,900	764,359
Cytec Industries, Inc.	6,600	369,600
Deltic Timber Corp.	3,700	191,845
Domtar Corp.	5,250	419,737
E.I. du Pont de Nemours & Co.	112,695	5,794,777
Eagle Materials, Inc.	4,143	102,954
Eastman Chemical Co.	8,100	782,379
Ecolab, Inc.	27,000	1,350,000
Ferro Corp. *	8,200	106,764
FMC Corp.	9,200	805,644
Freeport-McMoRan Copper & Gold, Inc.	116,244	6,156,282
Graphic Packaging Holding Co. *	4,000	19,800
Greif, Inc., Class A	7,400	451,770
H.B. Fuller Co.	6,500	148,590
Hawkins, Inc.	1,900	65,398
Headwaters, Inc. *	12,000	27,480
Hecla Mining Co. *	28,500	221,445
Horsehead Holding Corp. *	4,000	44,680
Huntsman Corp.	24,500	467,950
Innophos Holdings, Inc.	6,500	313,300
International Flavors & Fragrances, Inc.	9,900	605,583
International Paper Co.	50,304	1,494,029
Intrepid Potash, Inc. *	6,500	216,125
Koppers Holdings, Inc.	2,500	92,550
Kraton Performance Polymers, Inc. *	3,500	126,350
Kronos Worldwide, Inc.	12,120	375,235
Landec Corp. *	6,500	40,170
Louisiana-Pacific Corp. *	13,800	106,950
LSB Industries, Inc. *	3,000	119,220
LyondellBasell Industries N.V., Class A	40,500	1,598,130
Martin Marietta Materials, Inc.	4,200	317,604
Materion Corp. *	4,000	152,480
MeadWestvaco Corp.	19,974	621,990
Minerals Technologies, Inc.	3,100	200,818
Mod-Pac Corp. *	500	2,990
Molycorp, Inc. *	3,500	222,705
Monsanto Co.	69,290	5,091,429
Myers Industries, Inc.	8,080	96,152
Nalco Holding Co.	16,100	569,135
Neenah Paper, Inc.	4,231	85,424
NewMarket Corp.	2,000	328,040
Newmont Mining Corp.	59,251	3,294,948
NL Industries, Inc.	7,800	140,400
Nucor Corp.	33,500	1,302,815
Olin Corp.	7,320	153,061
OM Group, Inc. *	2,400	87,072
Omnova Solutions, Inc. *	6,400	43,264
Owens-Illinois, Inc. *	20,200	468,034
P.H. Glatfelter Co.	7,000	105,630
Packaging Corp. of America	11,000	293,370
Penford Corp. *	6,200	36,022
PolyOne Corp.	15,200	235,600
PPG Industries, Inc.	20,400	1,717,680
Praxair, Inc.	37,300	3,865,772
Reliance Steel & Aluminum Co.	8,500	399,585
Rock-Tenn Co., Class A	7,713	474,041
Rockwood Holdings, Inc. *	5,900	356,773
Royal Gold, Inc.	5,200	333,320
RPM International, Inc.	15,600	328,848
RTI International Metals, Inc. *	4,500	144,315
Schnitzer Steel Industries, Inc., Class A	1,650	83,804
Schweitzer-Mauduit International, Inc.	3,300	185,163
Sealed Air Corp.	18,500	398,305
Sensient Technologies Corp.	4,800	178,176
Sigma-Aldrich Corp.	12,600	845,460
Silgan Holdings, Inc.	11,600	449,848
Solutia, Inc. *	14,000	300,160
Sonoco Products Co.	13,500	432,675
Southern Copper Corp.	25,900	884,744
Spartech Corp. *	8,200	47,150
Steel Dynamics, Inc.	26,000	406,120
Stepan Co.	1,200	95,160
Stillwater Mining Co. *	11,233	171,865
Temple-Inland, Inc.	11,800	354,236
Texas Industries, Inc. (d)	4,000	154,440
The Dow Chemical Co.	139,266	4,856,205
The Lubrizol Corp.	7,900	1,063,340
The Mosaic Co.	16,500	1,166,880
The Scotts Miracle-Gro Co., Class A	5,600	282,576
The Sherwin-Williams Co.	13,000	1,003,210
The Valspar Corp.	10,400	341,848
Titanium Metals Corp.	16,307	290,102
United States Steel Corp.	14,900	595,851
Valhi, Inc.	9,600	520,512
Vulcan Materials Co.	19,592	671,810
W.R. Grace & Co. *	7,000	353,080
Walter Energy, Inc.	7,600	931,532
Wausau Paper Corp.	8,700	64,206
Westlake Chemical Corp.	2,100	108,675
Worthington Industries, Inc.	7,200	150,984
Zep, Inc.	6,600	123,750

		78,165,722

Media 3.1%
AH Belo Corp., Class A	7,880	50,432
AMC Networks, Inc., Class A *	7,400	275,206
Arbitron, Inc.	2,120	82,934
Ascent Capital Group, Inc., Class A *	1,116	53,691
Belo Corp., Class A *	9,400	65,706
Cablevision Systems Corp., Class A	29,600	721,056
Carmike Cinemas, Inc. *	2,500	15,525
CBS Corp., Class B - Non Voting Shares	77,106	2,110,391
Charter Communications, Inc., Class A *	4,500	243,000
Cinemark Holdings, Inc.	6,500	126,685
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	337,225
Comcast Corp., Class A	277,004	6,653,636
Comcast Corp., Special Class A	64,200	1,498,428
Crown Media Holdings, Inc., Class A (d)*	6,000	10,200
Cumulus Media Inc., Class A (d)*	4,351	15,359

12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DIRECTV, Class A *	102,626	5,201,086
Discovery Communications, Inc., Class A *	36,561	1,455,128
DISH Network Corp., Class A *	25,700	761,491
DreamWorks Animation SKG, Inc., Class A *	8,200	179,252
Entercom Communications Corp., Class A *	3,000	23,820
Gannett Co., Inc.	27,000	344,520
Harte-Hanks, Inc.	8,100	66,177
John Wiley & Sons, Inc., Class A	6,300	315,378
Journal Communications, Inc., Class A *	11,500	57,040
Lamar Advertising Co., Class A *	9,200	234,232
Liberty Global, Inc., Series A *	27,575	1,152,635
Liberty Media Corp - Capital, Series A *	11,161	890,759
Liberty Media-Starz, Series A *	4,464	342,657
Live Nation Entertainment, Inc. *	15,457	171,573
Martha Stewart Living Omnimedia, Inc., Class A (d)*	3,900	15,990
Media General, Inc., Class A *	5,000	13,650
Meredith Corp.	3,800	113,430
Morningstar, Inc.	3,200	199,552
News Corp., Class A	282,150	4,520,043
Omnicom Group, Inc.	36,600	1,717,272
Regal Entertainment Group, Class A (d)	12,100	154,759
Salem Communications Corp., Class A	900	2,934
Scholastic Corp.	2,200	63,184
Scripps Networks Interactive, Class A	12,000	556,080
Sinclair Broadcast Group, Inc., Class A	7,300	72,343
Sirius XM Radio, Inc. *	472,800	997,608
The E.W. Scripps Co., Class A *	7,000	60,340
The Interpublic Group of Cos., Inc.	55,937	548,742
The Madison Square Garden, Inc., Class A *	7,275	192,787
The McGraw-Hill Cos., Inc.	39,600	1,647,360
The New York Times Co., Class A *	13,200	113,256
The Walt Disney Co.	215,893	8,337,788
The Washington Post Co., Class B	600	241,380
Time Warner Cable, Inc.	42,711	3,131,143
Time Warner, Inc.	135,350	4,758,906
Valassis Communications, Inc. *	5,700	152,760
Viacom Inc., Class B	65,106	3,152,433
Virgin Media, Inc.	35,000	926,100
World Wrestling Entertainment, Inc., Class A	4,900	49,343

		55,194,405

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Abbott Laboratories	189,805	9,740,793
Acorda Therapeutics, Inc. *	5,000	142,000
Acura Pharmaceuticals, Inc. (d)*	4,500	13,680
Adolor Corp. *	8,700	19,314
Affymax, Inc. *	2,900	19,169
Affymetrix, Inc. *	13,400	75,710
Agilent Technologies, Inc. *	43,317	1,826,245
Albany Molecular Research, Inc. *	8,600	41,108
Alexion Pharmaceuticals, Inc. *	22,400	1,272,320
Alkermes, Inc. *	11,500	198,260
Allergan, Inc.	37,468	3,046,523
Allos Therapeutics, Inc. *	11,000	20,460
Alnylam Pharmaceuticals, Inc. *	7,400	69,412
AMAG Pharmaceuticals, Inc. *	3,000	44,430
Amgen, Inc. *	115,268	6,305,160
Amicus Therapeutics, Inc. *	500	3,470
Amylin Pharmaceuticals, Inc. *	15,400	183,414
Arena Pharmaceuticals, Inc. *	6,300	10,143
ARIAD Pharmaceuticals, Inc. *	14,500	172,405
ArQule, Inc. *	8,800	49,280
Auxilium Pharmaceuticals, Inc. *	5,000	93,700
AVEO Pharmaceuticals, Inc. *	5,000	95,550
Bio-Rad Laboratories, Inc., Class A *	3,000	327,000
BioCryst Pharmaceuticals, Inc. *	4,900	16,660
Biogen Idec, Inc. *	31,125	3,170,704
BioMarin Pharmaceuticals, Inc. *	12,800	399,744
Bristol-Myers Squibb Co.	212,450	6,088,817
Bruker Corp. *	14,600	251,412
Caliper Life Sciences, Inc. *	11,200	91,280
Cambrex Corp. *	16,400	72,324
Celgene Corp. *	58,445	3,465,789
Cephalon, Inc. *	9,000	719,460
Cepheid, Inc. *	6,500	245,440
Charles River Laboratories International, Inc. *	7,416	293,303
Codexis, Inc. *	1,870	16,830
Covance, Inc. *	8,800	503,800
Cubist Pharmaceuticals, Inc. *	8,900	302,333
Dendreon Corp. *	16,900	623,610
Durect Corp. *	14,500	29,870
Dyax Corp. *	7,000	11,480
Eli Lilly & Co.	119,900	4,592,170
Emergent Biosolutions, Inc. *	6,000	123,900
Endo Pharmaceuticals Holdings, Inc. *	13,000	484,250
Enzo Biochem, Inc. *	9,281	35,639
Enzon Pharmaceuticals, Inc. *	10,900	105,948
eResearch Technology, Inc. *	9,125	58,126
Exelixis, Inc. *	14,800	113,960
Forest Laboratories, Inc. *	34,300	1,271,158
Furiex Pharmaceuticals, Inc. *	1,000	18,960
Genomic Health, Inc. *	5,000	134,250
Geron Corp. *	11,500	44,275
Gilead Sciences, Inc. *	99,640	4,220,750
GTX, Inc. *	3,000	12,570
Halozyme Therapeutics, Inc. *	9,000	62,460
Harvard Bioscience, Inc. *	6,500	32,890
Hospira, Inc. *	21,070	1,077,098
Human Genome Sciences, Inc. *	22,600	474,826
Illumina, Inc. *	15,200	949,240
ImmunoGen, Inc. *	10,000	135,300
Impax Laboratories, Inc. *	8,500	180,030
Incyte Corp. *	15,100	263,344
InterMune, Inc. *	4,600	153,548
Ironwood Pharmaceuticals, Inc. *	6,000	89,700
Isis Pharmaceuticals, Inc. *	10,300	88,992
Jazz Pharmaceuticals, Inc. *	5,000	202,350
Johnson & Johnson	335,670	21,748,059
Lexicon Pharmaceuticals, Inc. *	42,400	71,232

 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Life Technologies Corp. *	23,362	1,051,991
Ligand Pharmaceuticals, Inc. *	448	6,102
Luminex Corp. *	7,800	158,730
MannKind Corp. (d)*	7,000	23,240
MAP Pharmaceuticals, Inc. *	4,000	61,440
Maxygen, Inc.	10,000	54,300
Medicis Pharmaceutical Corp., Class A	7,900	293,722
Medivation, Inc. *	5,000	106,100
Merck & Co., Inc.	377,970	12,900,116
Mettler-Toledo International, Inc. *	4,800	743,088
Momenta Pharmaceuticals, Inc. *	4,000	70,640
Mylan, Inc. *	52,900	1,205,062
Myrexis, Inc. *	7,200	24,408
Myriad Genetics, Inc. *	14,800	314,796
Nabi Biopharmaceuticals *	10,300	20,291
Nektar Therapeutics *	13,300	85,652
Neurocrine Biosciences, Inc. *	10,900	84,257
NPS Pharmacuticals, Inc. *	7,500	72,450
Onyx Pharmaceuticals, Inc. *	7,500	247,350
Pain Therapeutics, Inc. *	7,400	35,668
Par Pharmaceutical Cos., Inc. *	8,900	288,271
PAREXEL International Corp. *	7,800	160,134
PDL BioPharma, Inc.	16,000	99,040
PerkinElmer, Inc.	14,477	354,107
Perrigo Co.	10,300	930,193
Pfizer, Inc.	987,801	19,005,291
Pharmaceutical Product Development, Inc.	14,000	403,620
Pharmasset, Inc. *	4,500	546,210
POZEN, Inc. *	4,800	21,360
Questcor Pharmaceuticals, Inc. *	8,000	248,400
Regeneron Pharmaceuticals, Inc. *	9,200	488,152
Salix Pharmaceuticals Ltd. *	7,000	271,460
Sangamo BioSciences, Inc. (d)*	4,700	25,474
Savient Pharmaceuticals, Inc. *	6,800	47,600
Seattle Genetics, Inc. *	11,500	195,845
Sequenom, Inc. *	15,000	105,900
Sucampo Pharmaceuticals, Inc., Class A *	6,500	26,130
SuperGen, Inc. *	5,900	18,054
Synta Pharmaceuticals Corp. *	8,500	39,695
Techne Corp.	3,800	288,002
The Medicines Co. *	8,300	124,334
Theravance, Inc. *	9,700	207,386
Thermo Fisher Scientific, Inc. *	48,602	2,920,494
United Therapeutics Corp. *	6,000	344,280
Vertex Pharmaceuticals, Inc. *	25,144	1,303,968
Vical, Inc. *	6,600	31,746
ViroPharma, Inc. *	13,000	235,040
VIVUS, Inc. *	8,500	69,785
Warner Chilcott plc, Class A	17,000	357,340
Waters Corp. *	10,700	940,423
Watson Pharmaceuticals, Inc. *	15,732	1,056,089
XenoPort, Inc. *	2,500	17,725
Zalicus, Inc. *	10,500	24,150

		125,572,528

Real Estate 3.1%
Acadia Realty Trust	6,000	125,940
Alexander’s, Inc.	700	280,700
Alexandria Real Estate Equities, Inc.	7,500	615,000
American Assets Trust, Inc.	3,000	65,970
American Campus Communities, Inc.	7,500	279,150
American Capital Agency Corp.	16,700	466,264
American Realty Investors, Inc. *	1,537	3,228
Annaly Capital Management, Inc.	96,600	1,620,948
Anworth Mortgage Asset Corp.	24,200	167,706
Apartment Investment & Management Co., Class A	13,711	374,310
Ashford Hospitality Trust	6,000	65,400
AvalonBay Communities, Inc.	10,292	1,381,083
Avatar Holdings, Inc. *	4,500	68,850
BioMed Realty Trust, Inc.	17,000	333,540
Boston Properties, Inc.	17,900	1,921,744
Brandywine Realty Trust	14,863	178,207
BRE Properties, Inc.	8,000	419,840
Brookfield Office Properties	35,200	667,040
Camden Property Trust	7,800	523,146
Capstead Mortgage Corp.	9,240	116,794
CB Richard Ellis Group, Inc., Class A *	36,500	795,700
CBL & Associates Properties, Inc.	16,485	292,774
Chimera Investment Corp.	119,900	369,292
Colonial Properties Trust	10,067	216,944
CommonWealth REIT	8,850	209,037
Consolidated-Tomoka Land Co.	1,100	32,098
Corporate Office Properties Trust	9,000	279,630
Cousins Properties, Inc.	9,145	77,824
CreXus Investment Corp.	9,000	94,590
Cypress Sharpridge Investments, Inc.	8,500	104,635
DCT Industrial Trust, Inc.	29,300	158,806
Developers Diversified Realty Corp.	27,784	405,924
DiamondRock Hospitality Co.	19,786	202,213
Digital Realty Trust, Inc.	12,000	734,520
Douglas Emmett, Inc.	14,000	280,000
Duke Realty Corp.	30,290	425,272
DuPont Fabros Technology, Inc.	7,500	191,175
EastGroup Properties, Inc.	3,900	173,628
Entertainment Properties Trust	5,200	241,748
Equity Lifestyle Properties, Inc.	6,000	390,960
Equity One, Inc.	12,100	234,740
Equity Residential	37,500	2,318,250
Essex Property Trust, Inc.	3,800	533,368
Extra Space Storage, Inc.	11,000	233,860
Federal Realty Investment Trust	8,200	716,188
FelCor Lodging Trust, Inc. *	12,200	62,708
First Industrial Realty Trust, Inc. *	15,900	188,415
First Potomac Realty Trust	6,000	93,720
Forest City Enterprises, Inc., Class A *	15,400	277,354
Forestar Group, Inc. *	2,933	47,808
Franklin Street Properties Corp.	14,000	176,540
General Growth Properties, Inc.	48,409	813,755
Getty Realty Corp.	2,000	46,400
Glimcher Realty Trust	12,300	121,155
Government Properties Income Trust	3,000	74,190
Gramercy Capital Corp. *	9,528	26,107
Hatteras Financial Corp.	9,000	241,380
HCP, Inc.	50,048	1,838,263

14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Care REIT, Inc.	23,200	1,224,496
Healthcare Realty Trust, Inc.	7,900	154,840
Hersha Hospitality Trust	13,500	70,740
Highwoods Properties, Inc.	8,600	296,098
Home Properties, Inc.	5,500	360,360
Hospitality Properties Trust	14,600	368,650
Host Hotels & Resorts, Inc.	82,263	1,303,868
Howard Hughes Corp. *	3,500	211,610
Inland Real Estate Corp.	8,500	74,970
Invesco Mortgage Capital, Inc.	9,000	176,220
Investors Real Estate Trust	8,000	65,040
iStar Financial, Inc. *	9,390	65,824
Jones Lang LaSalle, Inc.	5,300	451,136
Kilroy Realty Corp.	6,800	262,344
Kimco Realty Corp.	49,595	943,793
LaSalle Hotel Properties	8,600	215,086
Lexington Realty Trust	14,367	120,683
Liberty Property Trust	13,300	451,668
LTC Properties, Inc.	2,800	76,020
Mack-Cali Realty Corp.	11,400	379,278
Maui Land & Pineapple Co., Inc. *	800	4,152
Medical Properties Trust, Inc.	12,300	144,648
MFA Financial, Inc.	41,000	307,090
Mid-America Apartment Communities, Inc.	5,500	389,345
Mission West Properties, Inc.	3,500	28,350
MPG Office Trust, Inc. *	18,500	61,235
National Health Investors, Inc.	6,100	277,489
National Retail Properties, Inc.	9,320	233,839
New Century Financial Corp. (a)(c)*	3,600	—
OMEGA Healthcare Investors, Inc.	12,284	241,258
Parkway Properties, Inc.	3,500	61,705
Pebblebrook Hotel Trust	5,000	98,850
Pennsylvania REIT	5,500	80,300
PennyMac Mortgage Investment Trust	6,000	96,060
Piedmont Office Realty Trust, Inc., Class A	20,000	411,000
Plum Creek Timber Co., Inc.	20,547	785,306
PMC Commercial Trust	4,500	38,520
Post Properties, Inc.	5,200	220,480
Potlatch Corp.	5,753	191,115
ProLogis, Inc.	51,534	1,836,156
PS Business Parks, Inc.	3,000	170,430
Public Storage	17,090	2,044,477
RAIT Financial Trust (d)	5,599	31,130
Ramco-Gershenson Properties Trust	4,900	60,123
Rayonier, Inc.	9,388	605,057
Realty Income Corp.	16,600	538,836
Redwood Trust, Inc.	8,500	121,805
Regency Centers Corp.	10,700	480,644
Sabra Health Care REIT, Inc.	8,000	115,280
Saul Centers, Inc.	5,100	201,195
Senior Housing Properties Trust	17,450	417,753
Simon Property Group, Inc.	35,783	4,312,209
SL Green Realty Corp.	9,750	799,695
Sovran Self Storage, Inc.	3,800	154,090
Starwood Property Trust, Inc.	11,300	219,220
Strategic Hotel & Resorts, Inc. *	15,000	102,000
Sun Communities, Inc.	3,000	114,810
Sunstone Hotel Investors, Inc. *	13,000	115,830
Tanger Factory Outlet Centers, Inc.	9,200	252,540
Taubman Centers, Inc.	7,100	425,290
Tejon Ranch Co. *	3,674	117,899
The Macerich Co.	14,805	786,590
The St. Joe Co. (d)*	12,900	228,459
Two Harbors Investment Corp.	10,200	99,960
U-Store-It Trust	8,000	85,200
UDR, Inc.	23,861	627,783
UMH Properties, Inc.	4,100	43,788
Universal Health Realty Income Trust	3,900	160,719
Urstadt Biddle Properties	500	8,385
Urstadt Biddle Properties, Class A	4,500	79,830
Ventas, Inc.	32,750	1,772,757
Vornado Realty Trust	21,641	2,024,515
Walter Investment Management Corp.	5,289	127,941
Washington REIT	8,100	259,362
Weingarten Realty Investors	14,475	372,297
Weyerhaeuser Co.	66,592	1,331,174
Winthrop Realty Trust	10,000	110,600

		55,695,126

Retailing 3.8%
99 Cents Only Stores *	6,066	119,804
Aaron’s, Inc.	9,375	236,344
Abercrombie & Fitch Co., Class A	11,800	862,816
Advance Auto Parts, Inc.	9,540	524,414
Aeropostale, Inc. *	9,900	166,815
Amazon.com, Inc. *	42,400	9,434,848
America’s Car-Mart, Inc. *	3,750	126,900
American Eagle Outfitters, Inc.	24,150	317,331
Ann, Inc. *	9,825	254,860
Asbury Automotive Group, Inc. *	4,100	88,273
Ascena Retail Group, Inc. *	6,818	220,358
Audiovox Corp., Class A *	1,600	11,504
AutoNation, Inc. (d)*	6,600	248,226
AutoZone, Inc. *	4,100	1,170,345
Barnes & Noble, Inc.	7,400	128,760
Bed Bath & Beyond, Inc. *	30,700	1,795,643
Best Buy Co., Inc.	39,225	1,082,610
Big Lots, Inc. *	11,100	386,613
Brown Shoe Co., Inc.	6,675	67,418
Cabela’s, Inc. *	3,500	95,760
CarMax, Inc. *	27,546	880,646
Charming Shoppes, Inc. *	10,200	41,820
Chico’s FAS, Inc.	19,800	298,782
Christopher & Banks Corp.	2,900	18,270
Coldwater Creek, Inc. *	8,502	10,713
Collective Brands, Inc. *	5,906	69,573
Destination Maternity Corp.	5,000	82,100
Dick’s Sporting Goods, Inc. *	11,000	407,000
Dillard’s, Inc., Class A	8,500	478,210
Dollar Tree, Inc. *	14,975	991,794
DSW, Inc., Class A *	9,980	528,740
Duckwall-ALCO Stores, Inc. *	1,800	20,160
Expedia, Inc.	31,345	993,323
Family Dollar Stores, Inc.	15,700	833,827
Foot Locker, Inc.	20,100	436,773
GameStop Corp., Class A *	17,548	413,782
Geeknet, Inc. *	452	11,137

 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genesco, Inc. *	4,300	222,740
Genuine Parts Co.	20,500	1,089,780
Group 1 Automotive, Inc.	1,400	66,682
Guess?, Inc.	7,900	301,148
Hibbett Sports, Inc. *	3,543	139,027
HSN, Inc. *	6,269	204,934
J.C. Penney Co., Inc.	27,400	842,824
Kirkland’s, Inc. *	6,000	64,740
Kohl’s Corp.	33,300	1,821,843
Liberty Media Corp. - Interactive, Class A *	72,309	1,186,591
Limited Brands, Inc.	33,520	1,269,067
Lithia Motors, Inc., Class A	700	14,448
LKQ Corp. *	18,000	442,260
Lowe’s Cos., Inc.	170,000	3,668,600
Macy’s, Inc.	51,452	1,485,419
MarineMax, Inc. *	800	7,352
Midas, Inc. *	6,800	37,128
Monro Muffler Brake, Inc.	2,362	84,465
Netflix, Inc. *	6,000	1,595,940
Nordstrom, Inc.	20,600	1,033,296
O’Reilly Automotive, Inc. *	17,899	1,064,990
Office Depot, Inc. *	26,000	98,280
OfficeMax, Inc. *	9,400	66,552
Pacific Sunwear of California, Inc. *	7,475	20,855
Penske Automotive Group, Inc.	5,000	110,650
PetSmart, Inc.	14,100	606,582
Pool Corp.	5,662	151,459
Priceline.com, Inc. *	5,983	3,216,760
RadioShack Corp.	13,700	190,704
Rent-A-Center, Inc.	7,750	209,637
Ross Stores, Inc.	13,400	1,015,318
Saks, Inc. *	10,800	115,992
Sally Beauty Holdings, Inc. *	9,950	171,140
Sears Holdings Corp. (d)*	6,385	444,843
Shoe Carnival, Inc. *	4,200	132,678
Signet Jewelers Ltd. *	9,500	406,980
Sonic Automotive, Inc., Class A	4,400	68,948
Stage Stores, Inc.	5,700	101,460
Staples, Inc.	87,300	1,402,038
Stein Mart, Inc.	6,800	64,600
Systemax, Inc. *	2,500	40,725
Target Corp.	78,300	4,031,667
The Buckle, Inc.	5,875	260,321
The Cato Corp., Class A	7,300	203,086
The Children’s Place Retail Stores, Inc. *	1,800	86,976
The Finish Line, Inc., Class A	5,061	107,799
The Gap, Inc.	48,900	943,281
The Home Depot, Inc.	201,570	7,040,840
The Men’s Wearhouse, Inc.	6,600	216,414
The Pep Boys - Manny, Moe & Jack	5,000	53,750
The Talbots, Inc. *	5,700	19,722
The TJX Cos., Inc.	48,400	2,676,520
Tiffany & Co.	14,500	1,154,055
Tractor Supply Co.	8,000	527,360
Trans World Entertainment Corp. *	1,500	3,075
Tuesday Morning Corp. *	2,500	10,750
Ulta Salon, Cosmetics & Fragrance, Inc. *	7,000	441,210
Urban Outfitters, Inc. *	15,800	514,132
West Marine, Inc. *	5,500	56,375
Wet Seal, Inc., Class A *	11,500	56,235
Williams-Sonoma, Inc.	12,200	451,644
Winmark Corp.	1,200	54,252
Zale Corp. *	10,520	59,017

		68,104,248

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	6,900	73,209
Advanced Micro Devices, Inc. *	68,200	500,588
Altera Corp.	39,900	1,631,112
Amkor Technology, Inc. *	14,400	76,752
Amtech Systems, Inc. *	3,500	62,825
ANADIGICS, Inc. *	8,150	25,591
Analog Devices, Inc.	35,200	1,210,880
Applied Materials, Inc.	160,098	1,972,407
Applied Micro Circuits Corp. *	7,000	44,170
Atmel Corp. *	56,400	682,440
ATMI, Inc. *	4,400	82,060
AXT, Inc. *	3,500	30,555
Broadcom Corp., Class A *	57,200	2,120,404
Brooks Automation, Inc. *	8,085	76,888
Cabot Microelectronics Corp. *	2,160	83,570
Cavium, Inc. *	4,000	137,960
CEVA, Inc. *	3,433	103,745
Cirrus Logic, Inc. *	6,800	103,224
Cohu, Inc.	4,600	57,592
Cree, Inc. *	12,000	394,320
Cymer, Inc. *	4,200	184,926
Cypress Semiconductor Corp. *	19,500	401,310
Diodes, Inc. *	6,412	151,003
DSP Group, Inc. *	6,300	47,817
Energy Conversion Devices, Inc. (d)*	600	630
Entegris, Inc. *	14,299	122,542
Entropic Communications, Inc. *	8,000	53,440
Evergreen Solar, Inc. (d)*	167	53
Exar Corp. *	9,834	65,003
Fairchild Semiconductor International, Inc. *	14,600	219,146
FEI Co. *	4,500	148,680
First Solar, Inc. (d)*	6,900	815,787
FormFactor, Inc. *	8,500	78,115
GSI Technology, Inc. *	8,500	54,570
GT Solar International, Inc. *	7,500	102,300
Hittite Microwave Corp. *	4,500	251,955
Integrated Device Technology, Inc. *	16,120	110,261
Integrated Silicon Solutions, Inc. *	6,038	53,678
Intel Corp.	673,832	15,046,669
International Rectifier Corp. *	8,600	220,934
Intersil Corp., Class A	15,364	185,136
IXYS Corp. *	6,900	94,116
KLA-Tencor Corp.	19,500	776,490
Kopin Corp. *	2,500	10,750
Kulicke & Soffa Industries, Inc. *	10,400	95,680
Lam Research Corp. *	15,600	637,728
Lattice Semiconductor Corp. *	12,100	75,020
Linear Technology Corp.	25,000	732,500
LSI Corp. *	73,387	540,128
Marvell Technology Group Ltd. *	65,400	969,228
Maxim Integrated Products, Inc.	38,000	872,480
MEMC Electronic Materials, Inc. *	27,300	202,566
Micrel, Inc.	6,800	69,020

16

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Microchip Technology, Inc.	21,975	741,656
Micron Technology, Inc. *	116,199	856,387
Microsemi Corp. *	10,652	211,442
MIPS Technologies, Inc. *	7,100	50,978
MKS Instruments, Inc.	6,300	157,185
Monolithic Power Systems *	6,500	87,685
MoSys, Inc. *	1,200	6,396
Nanometrics, Inc. *	3,300	55,737
National Semiconductor Corp.	29,200	721,824
Netlogic Microsystems, Inc. *	9,000	310,950
Novellus Systems, Inc. *	11,171	346,748
NVIDIA Corp. *	72,000	995,760
OmniVision Technologies, Inc. *	7,800	228,072
ON Semiconductor Corp. *	54,665	475,039
Pericom Semiconductor Corp. *	6,600	53,988
Photronics, Inc. *	12,900	96,492
PLX Technology, Inc. *	1,300	4,433
PMC-Sierra, Inc. *	27,300	190,827
Power Integrations, Inc.	3,000	106,470
Rambus, Inc. *	13,700	190,156
RF Micro Devices, Inc. *	30,020	202,635
Rudolph Technologies, Inc. *	4,318	37,092
Semtech Corp. *	8,000	186,400
Silicon Image, Inc. *	9,000	51,570
Silicon Laboratories, Inc. *	5,000	177,050
Skyworks Solutions, Inc. *	22,689	574,259
Spansion, Inc. *	4,000	72,720
Standard Microsystems Corp. *	3,600	85,176
SunPower Corp., Class A (d)*	13,300	261,079
Supertex, Inc. *	4,900	94,962
Teradyne, Inc. *	21,559	290,831
Tessera Technologies, Inc. *	6,000	94,260
Texas Instruments, Inc.	143,397	4,266,061
TriQuint Semiconductor, Inc. *	19,310	145,211
Ultratech, Inc. *	4,800	126,480
Varian Semiconductor Equipment Associates, Inc. *	9,875	599,808
Veeco Instruments, Inc. (d)*	5,500	218,845
Volterra Semiconductor Corp. *	3,000	77,310
Xilinx, Inc.	31,600	1,014,360
Zoran Corp. *	7,261	60,266

		47,384,553

Software & Services 8.9%
Accelrys, Inc. *	13,264	96,429
Accenture plc, Class A	85,500	5,056,470
ACI Worldwide, Inc. *	5,200	188,032
Activision Blizzard, Inc.	99,732	1,180,827
Actuate Corp. *	5,862	35,582
Acxiom Corp. *	13,300	182,742
Adobe Systems, Inc. *	62,210	1,724,461
Advent Software, Inc. *	8,200	190,486
Akamai Technologies, Inc. *	22,138	536,182
Alliance Data Systems Corp. *	6,600	649,044
Ancestry.com, Inc. *	3,000	106,830
ANSYS, Inc. *	10,786	545,772
AOL, Inc. *	14,122	242,616
Ariba, Inc. *	11,570	382,620
Aspen Technology, Inc. *	11,500	178,250
Autodesk, Inc. *	27,300	939,120
Automatic Data Processing, Inc.	59,600	3,068,804
Blackbaud, Inc.	6,000	152,400
Blackboard, Inc. *	3,000	130,680
BMC Software, Inc. *	29,000	1,253,380
Bottomline Technologies, Inc. *	5,000	116,450
Broadridge Financial Solutions, Inc.	15,025	346,477
CA, Inc.	50,508	1,126,328
CACI International, Inc., Class A *	4,100	242,228
Cadence Design Systems, Inc. *	30,100	310,933
Cardtronics, Inc. *	5,000	114,900
CIBER, Inc. *	7,300	36,646
Citrix Systems, Inc. *	22,000	1,584,880
Cognizant Technology Solutions Corp., Class A *	38,200	2,669,034
Computer Sciences Corp.	18,238	643,437
Compuware Corp. *	27,900	269,514
Constant Contact, Inc. *	3,000	56,790
Convergys Corp. *	13,500	167,940
CoreLogic, Inc. *	13,800	217,764
CSG Systems International, Inc. *	5,400	95,904
DealerTrack Holdings, Inc. *	6,100	141,459
Deltek, Inc. *	3,000	21,480
Digimarc Corp. *	2,142	85,059
Digital River, Inc. *	5,100	130,050
DST Systems, Inc.	8,100	414,639
Dynamics Research Corp. *	1,200	14,508
EarthLink, Inc.	17,050	137,082
EasyLink Services International Corp., Class A *	12,500	66,250
eBay, Inc. *	136,848	4,481,772
Ebix, Inc. (d)*	3,000	59,070
Edgewater Technology, Inc. *	767	2,102
Electronic Arts, Inc. *	40,400	898,900
EPIQ Systems, Inc.	3,825	49,419
Equinix, Inc. *	5,565	581,376
Euronet Worldwide, Inc. *	5,500	94,380
Exlservice Holdings, Inc. *	8,000	186,720
FactSet Research Systems, Inc.	5,250	483,473
Fair Isaac Corp.	7,744	230,384
FalconStor Software, Inc. *	1,200	5,160
Fidelity National Information Services, Inc.	38,506	1,155,950
Fiserv, Inc. *	18,300	1,104,588
Forrester Research, Inc.	4,100	129,560
Fortinet, Inc. *	10,000	203,200
Gartner, Inc. *	10,300	380,173
Genpact Ltd. *	15,000	247,500
Global Cash Access Holdings, Inc. *	21,600	60,696
Global Payments, Inc.	9,240	438,068
Google, Inc., Class A *	31,450	18,986,050
GSE Systems, Inc. *	2,424	5,381
Hackett Group, Inc. *	1,700	7,429
IAC/InterActiveCorp *	15,672	648,664
iGATE Corp.	9,600	143,904
Informatica Corp. *	12,200	623,786
Information Services Group, Inc. *	7,500	12,225
InfoSpace, Inc. *	3,872	36,900
Interactive Intelligence Group *	7,500	285,075
Internap Network Services Corp. *	9,500	59,090
International Business Machines Corp.	149,510	27,188,393
IntraLinks Holdings, Inc. *	3,000	45,840
Intuit, Inc. *	36,430	1,701,281

 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
j2 Global Communications, Inc. *	6,000	160,440
Jack Henry & Associates, Inc.	9,300	269,235
JDA Software Group, Inc. *	4,500	125,820
Lender Processing Services, Inc.	11,157	210,086
Lionbridge Technologies, Inc. *	12,400	40,300
LookSmart Ltd. *	480	701
Magma Design Automation, Inc. *	10,700	79,608
Manhattan Associates, Inc. *	4,300	160,390
ManTech International Corp., Class A	5,000	204,000
Mastech Holdings, Inc. *	640	2,848
MasterCard, Inc., Class A	12,800	3,881,600
Mattersight Corp. *	190	1,393
MAXIMUS, Inc.	8,400	324,492
Mentor Graphics Corp. *	11,200	128,016
MICROS Systems, Inc. *	22,000	1,077,340
Microsoft Corp.	912,750	25,009,350
MicroStrategy, Inc., Class A *	856	136,421
ModusLink Global Solutions, Inc.	10,450	43,786
MoneyGram International, Inc. *	15,500	52,080
Monotype Imaging Holdings, Inc. *	4,500	61,650
Monster Worldwide, Inc. *	14,300	167,882
Move, Inc. *	34,520	70,766
NetScout Systems, Inc. *	7,300	111,325
NetSuite, Inc. *	3,500	137,235
NeuStar, Inc., Class A *	9,300	242,172
Nuance Communications, Inc. *	28,474	569,765
OpenTable, Inc. *	2,500	177,150
Openwave Systems, Inc. *	7,771	17,485
OPNET Technologies, Inc.	5,100	174,981
Oracle Corp.	467,949	14,309,880
Parametric Technology Corp. *	12,680	263,617
Paychex, Inc.	38,900	1,098,147
PRGX Global, Inc. *	2,000	13,040
Progress Software Corp. *	9,300	224,130
Quest Software, Inc. *	7,700	146,146
Rackspace Hosting, Inc. *	12,500	500,000
Radiant Systems, Inc. *	6,800	191,692
RealNetworks, Inc. *	18,900	63,882
Red Hat, Inc. *	22,600	951,008
Reis, Inc. *	1,400	14,840
Renaissance Learning, Inc.	2,100	26,985
RightNow Technologies, Inc. *	3,000	101,820
Rovi Corp. *	12,812	678,652
S1 Corp. *	12,930	121,542
Saba Software, Inc. *	4,549	35,300
SAIC, Inc. *	44,000	705,320
Salesforce.com, Inc. *	14,300	2,069,353
Sapient Corp. *	12,100	168,432
Solera Holdings, Inc.	8,000	447,040
StarTek, Inc. *	3,900	14,040
Support.com, Inc. *	11,600	37,352
Symantec Corp. *	93,673	1,785,407
Synopsys, Inc. *	18,684	447,855
Syntel, Inc.	2,500	137,425
Take-Two Interactive Software, Inc. *	9,000	121,410
Taleo Corp., Class A *	4,500	148,950
TeleCommunication Systems, Inc., Class A *	10,800	54,864
TeleTech Holdings, Inc. *	5,000	98,950
Teradata Corp. *	23,800	1,308,048
The Ultimate Software Group, Inc. *	3,000	163,140
THQ, Inc. *	11,925	31,780
TIBCO Software, Inc. *	21,000	546,840
TiVo, Inc. *	13,000	122,200
Total System Services, Inc.	28,204	524,876
Tyler Technologies, Inc. *	4,000	101,960
Unisys Corp. *	4,000	83,080
United Online, Inc.	12,150	72,536
ValueClick, Inc. *	8,500	153,510
VeriFone Systems, Inc. *	11,600	456,692
VeriSign, Inc.	20,875	651,509
Virtusa Corp. *	3,000	58,980
Visa, Inc., Class A	59,900	5,123,846
VistaPrint N.V. *	4,500	120,150
VMware, Inc., Class A *	13,100	1,314,454
Web.com Group, Inc. *	223	1,938
WebMD Health Corp. *	7,074	249,359
Websense, Inc. *	7,500	170,100
Western Union Co.	81,932	1,590,300
Wright Express Corp. *	4,500	221,400
Yahoo!, Inc. *	150,144	1,966,886

		160,035,968

Technology Hardware & Equipment 6.7%
Acme Packet, Inc. *	4,000	235,680
ADTRAN, Inc.	7,000	231,630
Agilysys, Inc. *	4,860	46,510
Amphenol Corp., Class A	21,600	1,056,024
Anaren, Inc. *	5,300	106,053
Anixter International, Inc.	3,300	205,986
Apple, Inc. *	112,200	43,811,856
Arris Group, Inc. *	12,775	153,300
Arrow Electronics, Inc. *	14,000	486,500
Aruba Networks, Inc. *	10,200	234,090
Aviat Networks, Inc. *	10,677	41,320
Avid Technology, Inc. *	3,756	49,166
Avnet, Inc. *	17,788	521,188
AVX Corp.	14,000	194,880
Benchmark Electronics, Inc. *	7,830	114,710
Black Box Corp.	1,700	48,433
Blue Coat Systems, Inc. *	4,180	84,227
Brightpoint, Inc. *	7,454	67,757
Brocade Communications Systems, Inc. *	56,535	309,812
Checkpoint Systems, Inc. *	4,600	72,220
Ciena Corp. *	9,970	154,136
Cisco Systems, Inc.	676,009	10,795,864
Cognex Corp.	4,900	166,355
Coherent, Inc. *	2,800	134,484
Comtech Telecommunications Corp.	2,175	58,616
Corning, Inc.	191,807	3,051,649
CTS Corp.	8,800	86,504
Daktronics, Inc.	8,700	86,391
DDi Corp.	5,501	45,273
Dell, Inc. *	206,400	3,351,936
DG Fastchannel, Inc. *	3,000	84,780
Diebold, Inc.	7,300	220,752
Digi International, Inc. *	6,000	85,740
Dolby Laboratories, Inc., Class A *	8,800	372,768
DTS, Inc. *	2,000	69,440
Echelon Corp. *	7,200	59,688
EchoStar Corp., Class A *	7,540	252,288

18

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Electro Rent Corp.	5,100	82,416
Electro Scientific Industries, Inc. *	4,800	92,208
Electronics for Imaging, Inc. *	6,400	110,144
EMC Corp. *	247,686	6,459,651
EMS Technologies, Inc. *	4,500	147,960
Emulex Corp. *	8,900	75,205
Extreme Networks, Inc. *	19,500	66,105
F5 Networks, Inc. *	9,700	906,756
Finisar Corp. *	9,000	153,360
FLIR Systems, Inc.	18,600	510,756
Frequency Electronics, Inc. *	500	5,235
Gerber Scientific, Inc. *	8,900	98,078
Harmonic, Inc. *	9,842	53,442
Harris Corp.	17,000	677,790
Hewlett-Packard Co.	265,636	9,339,762
Hutchinson Technology, Inc. *	6,000	18,780
I.D. Systems, Inc. *	5,500	27,170
Identive Group, Inc. (d)*	1,200	2,544
Imation Corp. *	5,500	45,760
Immersion Corp. *	4,300	39,345
Infinera Corp. *	10,500	67,515
Ingram Micro, Inc., Class A *	19,900	369,145
Insight Enterprises, Inc. *	4,650	78,260
Intellicheck Mobilisa, Inc. *	500	620
InterDigital, Inc.	4,500	307,125
Intermec, Inc. *	5,600	60,368
IPG Photonics Corp. *	2,900	174,551
Itron, Inc. *	4,500	193,680
Ixia *	8,200	82,000
Jabil Circuit, Inc.	25,400	465,074
JDS Uniphase Corp. *	26,053	342,597
Juniper Networks, Inc. *	63,565	1,486,785
LeCroy Corp. *	5,400	54,918
Lexmark International, Inc., Class A *	10,900	365,913
LightPath Technologies, Inc., Class A *	75	156
Littelfuse, Inc.	2,000	102,180
Maxwell Technologies, Inc. *	4,500	75,915
Measurement Specialties, Inc. *	3,200	104,512
Mercury Computer Systems, Inc. *	3,600	60,444
Methode Electronics, Inc.	6,600	69,828
MOCON, Inc.	600	10,134
Molex, Inc.	16,125	378,615
Motorola Mobility Holdings, Inc. *	35,556	795,743
Motorola Solutions, Inc. *	38,779	1,740,789
MTS Systems Corp.	3,781	149,009
Multi-Fineline Electronix, Inc. *	2,500	50,775
National Instruments Corp.	11,512	297,470
NCR Corp. *	23,800	474,810
NetApp, Inc. *	44,500	2,114,640
NETGEAR, Inc. *	3,000	98,730
Network Equipment Technologies, Inc. *	8,500	22,015
Newport Corp. *	4,200	65,268
Oplink Communications, Inc. *	4,157	70,170
OSI Systems, Inc. *	3,700	152,773
Park Electrochemical Corp.	3,600	94,176
PC Connection, Inc. *	7,000	54,740
PC-Tel, Inc. *	8,900	57,850
Performance Technologies, Inc. *	1,600	3,424
Plantronics, Inc.	6,000	205,500
Plexus Corp. *	3,700	109,187
Polycom, Inc. *	22,400	605,472
Power-One, Inc. (d)*	9,500	68,495
Presstek, Inc. *	5,100	9,282
Pulse Electronics Corp.	11,500	48,070
QLogic Corp. *	17,044	258,557
QUALCOMM, Inc.	214,100	11,728,398
RadiSys Corp. *	7,200	57,168
Research Frontiers, Inc. (d)*	2,800	12,208
Richardson Electronics Ltd.	4,800	71,184
Riverbed Technology, Inc. *	18,500	529,655
Rofin-Sinar Technologies, Inc. *	3,800	119,244
Rogers Corp. *	2,500	121,200
SanDisk Corp. *	28,000	1,190,840
Sanmina-SCI Corp. *	8,500	96,900
ScanSource, Inc. *	3,200	118,240
SeaChange International, Inc. *	6,350	60,706
Seagate Technology plc	57,066	792,647
Sonus Networks, Inc. *	19,400	57,424
STEC, Inc. *	3,500	35,595
Stratasys, Inc. *	2,700	68,850
Sycamore Networks, Inc.	2,790	54,963
Symmetricom, Inc. *	11,950	67,757
Synaptics, Inc. *	5,250	128,993
SYNNEX Corp. *	3,000	84,960
TE Connectivity Ltd.	55,200	1,900,536
Tech Data Corp. *	5,300	247,351
Tekelec *	8,700	68,295
Tellabs, Inc.	38,064	157,585
TESSCO Technologies, Inc.	4,025	59,771
TransAct Technologies, Inc. *	1,500	17,415
Trimble Navigation Ltd. *	14,792	526,299
TTM Technologies, Inc. *	7,900	109,415
UTStarcom Holdings Corp. *	36,000	49,320
ViaSat, Inc. *	5,500	247,115
Vishay Intertechnology, Inc. *	36,688	505,194
Vishay Precision Group, Inc. *	5,620	95,821
Western Digital Corp. *	28,200	971,772
Xerox Corp.	167,056	1,558,633
Xybernaut Corp. (a)(c)	1,400	—
Zebra Technologies Corp., Class A *	6,375	255,000
Zygo Corp. *	7,000	84,000

		120,708,207

Telecommunication Services 2.7%
AboveNet, Inc.	3,000	182,670
Alaska Communication Systems Group, Inc.	5,000	36,150
American Tower Corp., Class A *	48,800	2,563,464
AT&T, Inc.	729,556	21,346,809
Atlantic Tele-Network, Inc.	3,250	122,753
CenturyLink, Inc.	74,778	2,775,012
Cincinnati Bell, Inc. *	22,268	77,047
Clearwire Corp., Class A (d)*	23,100	50,127
Cogent Communications Group, Inc. *	3,900	58,773
Consolidated Communications Holdings, Inc.	5,622	101,308
Crown Castle International Corp. *	30,776	1,335,678
Frontier Communications Corp.	118,368	886,576

 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Communication, Inc., Class A *	10,500	119,175
Global Crossing Ltd. *	4,600	158,378
HickoryTech Corp.	4,600	49,128
Leap Wireless International, Inc. *	7,700	103,642
Level 3 Communications, Inc. *	192,000	418,560
MetroPCS Communications, Inc. *	33,000	537,240
NII Holdings, Inc. *	19,900	842,765
NTELOS Holdings Corp.	3,000	58,260
PAETEC Holding Corp. *	8,500	37,570
Premiere Global Services, Inc. *	5,100	43,146
SBA Communications Corp., Class A *	12,800	488,576
Shenandoah Telecommunications Co.	2,500	39,650
Sprint Nextel Corp. *	364,330	1,541,116
SureWest Communications	5,500	72,160
Telephone & Data Systems, Inc.	10,600	300,616
tw telecom, Inc. *	17,000	335,750
United States Cellular Corp. *	9,100	402,129
USA Mobility, Inc.	5,500	90,805
Verizon Communications, Inc.	348,072	12,283,461
Warwick Valley Telephone Co.	1,100	15,433
Windstream Corp.	58,209	710,732

		48,184,659

Transportation 1.9%
Alaska Air Group, Inc. *	4,400	268,928
Alexander & Baldwin, Inc.	3,400	163,914
AMERCO *	3,900	351,546
AMR Corp. *	35,700	151,368
Arkansas Best Corp.	1,100	26,466
Atlas Air Worldwide Holdings, Inc. *	3,000	157,170
Avis Budget Group, Inc. *	3,000	45,330
C.H. Robinson Worldwide, Inc.	21,000	1,518,510
Con-way, Inc.	5,500	201,410
Covenant Transport Group, Inc., Class A *	3,000	17,610
CSX Corp.	137,100	3,368,547
Delta Air Lines, Inc. *	101,100	797,679
Dollar Thrifty Automotive Group, Inc. *	3,500	252,140
Expeditors International of Washington, Inc.	27,200	1,297,984
FedEx Corp.	35,563	3,089,713
Forward Air Corp.	2,600	81,016
Genco Shipping & Trading Ltd. (d)*	5,500	34,430
Genesee & Wyoming, Inc., Class A *	3,000	165,120
Heartland Express, Inc.	8,941	136,976
Hertz Global Holdings, Inc. *	37,000	520,590
Horizon Lines, Inc., Class A	5,200	5,460
Hub Group, Inc., Class A *	4,400	156,112
J.B. Hunt Transport Services, Inc.	13,000	588,120
JetBlue Airways Corp. *	23,462	112,383
Kansas City Southern *	13,550	804,192
Kirby Corp. *	5,600	326,592
Knight Transportation, Inc.	9,050	142,447
Landstar System, Inc.	15,200	681,720
MAIR Holdings, Inc. (a)(c)	1,100	1,793
Norfolk Southern Corp.	44,000	3,330,800
Old Dominion Freight Line, Inc. *	6,075	225,079
Pacer International, Inc. *	2,800	14,952
Park-Ohio Holdings Corp. *	2,600	49,426
Pinnacle Airlines Corp. *	7,500	29,925
Republic Airways Holdings, Inc. *	7,500	32,475
Ryder System, Inc.	6,400	360,448
Saia, Inc. *	6,100	91,927
SkyWest, Inc.	7,000	90,020
Southwest Airlines Co.	89,715	893,561
Swift Transporation Co. *	8,000	90,720
Union Pacific Corp.	60,400	6,189,792
United Continental Holdings, Inc. *	38,900	704,868
United Parcel Service, Inc., Class B	87,380	6,048,444
US Airways Group, Inc. *	17,400	108,576
UTI Worldwide, Inc.	11,300	182,721
Werner Enterprises, Inc.	5,832	137,344

		34,046,344

Utilities 3.5%
AGL Resources, Inc.	9,800	399,840
ALLETE, Inc.	5,233	210,628
Alliant Energy Corp.	14,800	583,268
Ameren Corp.	28,100	809,842
American Electric Power Co., Inc.	57,520	2,120,187
American States Water Co.	2,000	68,380
American Water Works Co., Inc.	22,200	621,600
Aqua America, Inc.	15,094	319,238
Atmos Energy Corp.	9,200	307,556
Avista Corp.	7,800	196,638
Black Hills Corp.	3,900	116,532
California Water Service Group	6,000	109,860
Calpine Corp. *	42,900	697,125
CenterPoint Energy, Inc.	48,500	949,630
Central Vermont Public Service Corp.	6,200	217,558
CH Energy Group, Inc.	1,900	97,033
Chesapeake Utilities Corp.	647	24,981
Cleco Corp.	6,400	222,208
CMS Energy Corp.	29,900	572,286
Consolidated Edison, Inc.	34,400	1,809,440
Constellation Energy Group, Inc.	21,500	834,845
Dominion Resources, Inc.	71,580	3,468,051
DPL, Inc.	14,452	437,173
DTE Energy Co.	20,301	1,011,802
Duke Energy Corp.	160,556	2,986,342
Dynegy, Inc. *	15,416	88,180
Edison International	37,710	1,435,620
El Paso Electric Co.	5,300	177,285
Entergy Corp.	21,700	1,449,560
Exelon Corp.	82,474	3,634,629
FirstEnergy Corp.	52,656	2,351,090
GenOn Energy, Inc. *	86,304	335,723
Great Plains Energy, Inc.	14,341	289,258
Hawaiian Electric Industries, Inc.	10,700	250,380
IDACORP, Inc.	4,200	164,682
Integrys Energy Group, Inc.	10,540	529,213
ITC Holdings Corp.	5,000	351,300
MDU Resources Group, Inc.	19,425	418,803
MGE Energy, Inc.	2,000	82,160
Middlesex Water Co.	3,000	54,870
National Fuel Gas Co.	8,800	636,944
New Jersey Resources Corp.	6,225	271,472

20

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NextEra Energy, Inc.	50,900	2,812,225
Nicor, Inc.	6,000	328,200
NiSource, Inc.	36,864	742,072
Northeast Utilities	20,124	684,216
Northwest Natural Gas Co.	5,700	254,277
NorthWestern Corp.	7,100	227,342
NRG Energy, Inc. *	30,600	750,312
NSTAR	13,734	608,828
NV Energy, Inc.	27,976	415,164
OGE Energy Corp.	12,500	625,500
ONEOK, Inc.	12,900	938,991
Ormat Technologies, Inc.	2,800	58,408
Otter Tail Corp.	4,100	85,198
Pepco Holdings, Inc.	26,300	491,284
PG&E Corp.	48,000	1,988,640
Piedmont Natural Gas Co., Inc.	6,300	183,771
Pinnacle West Capital Corp.	17,800	753,830
PNM Resources, Inc.	8,500	127,670
Portland General Electric Co.	8,200	203,196
PPL Corp.	70,200	1,958,580
Progress Energy, Inc.	34,959	1,633,984
Public Service Enterprise Group, Inc.	63,300	2,073,075
Questar Corp.	19,200	353,856
SCANA Corp.	15,405	603,722
Sempra Energy	26,675	1,352,156
South Jersey Industries, Inc.	2,500	126,250
Southern Co.	102,100	4,037,034
Southwest Gas Corp.	11,600	432,564
TECO Energy, Inc.	26,700	494,751
The AES Corp. *	96,396	1,186,635
The Empire District Electric Co.	3,500	71,435
The Laclede Group, Inc.	3,300	122,925
UGI Corp.	13,700	415,110
UIL Holdings Corp.	6,166	196,880
Unisource Energy Corp.	3,800	139,916
Unitil Corp.	600	15,330
Vectren Corp.	8,766	231,510
Westar Energy, Inc.	11,700	301,977
WGL Holdings, Inc.	6,000	232,860
Wisconsin Energy Corp.	28,300	867,395
Xcel Energy, Inc.	59,395	1,425,480

		62,265,761

Total Common Stock
(Cost $1,410,831,745)		1,788,212,944

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Citibank
0.03%, 08/01/11	7,133,413	7,133,413

Total Short-Term Investment
(Cost $7,133,413)		7,133,413

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	4,649,263	4,649,263

Total Collateral Invested for Securities on Loan
(Cost $4,649,263)		4,649,263

End of collateral invested for securities on loan.

At 07/31/11 tax basis cost of the fund’s investments was $1,429,649,675 and the unrealized appreciation and depreciation were $544,688,010 and ($178,991,328), respectively, with a net unrealized appreciation of $365,696,682.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $1,793 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/16/11	40	3,182,000	77,930
S&P 500 Index, e-mini, Long, expires 09/16/11	90	5,797,800	113,168

Net unrealized gains			191,098

 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,754,166,600	$—	$—	$1,754,166,600
Transportation	34,044,551	—	1,793	34,046,344
Rights(a)	—	—	—	—
Short-Term Investment(a)	—	7,133,413	—	7,133,413

Total	$1,788,211,151	$7,133,413	$1,793	$1,795,346,357

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,649,263	$—	$—	$4,649,263
Futures Contracts*	191,098	—	—	191,098

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

22

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock	$3,300	$—	($19,049)	$17,542	$—	$—	$—	$1,793
Rights	46,179	—	—	(46,179)	—	—	—	—

Total	$49,479	$—	($19,049)	($28,637)	$—	$—	$—	$1,793

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46819JUL11

 23

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	1,085,919,961	1,528,811,274
0.3%		Preferred Stock	2,691,038	4,164,393
0.6%		Other Investment Company	9,289,350	9,090,750

99.8%		Total Investments	1,097,900,349	1,542,066,417
0.4%		Collateral Invested for Securities on Loan	6,893,576	6,893,576
(0	.2)%	Other Assets and Liabilities, Net		(3,396,115)

100.0%		Total Net Assets		1,545,563,878

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 7.4%

Banks 2.7%
Australia & New Zealand Banking Group Ltd. *	411,768	9,411,868
Commonwealth Bank of Australia	247,474	13,382,210
National Australia Bank Ltd.	344,547	9,071,641
Westpac Banking Corp.	476,406	10,666,736

		42,532,455

Diversified Financials 0.1%
Macquarie Group Ltd.	53,287	1,614,097

Energy 0.4%
Origin Energy Ltd.	164,755	2,654,876
Woodside Petroleum Ltd.	95,398	4,019,791

		6,674,667

Food & Staples Retailing 0.8%
Wesfarmers Ltd.	182,395	5,866,001
Woolworths Ltd.	198,156	5,862,520

		11,728,521

Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	304,146	1,687,382
Treasury Wine Estates *	101,382	383,141

		2,070,523

Insurance 0.3%
QBE Insurance Group Ltd.	173,523	3,122,830
Suncorp Group Ltd.	198,080	1,611,790

		4,734,620

Materials 2.4%
BHP Billiton Ltd.	521,706	23,855,291
Fortescue Metals Group Ltd.	197,732	1,369,826
Newcrest Mining Ltd.	120,481	5,253,828
Rio Tinto Ltd.	70,508	6,177,377

		36,656,322

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	88,346	2,978,282

Real Estate 0.3%
Westfield Group	341,822	2,986,486
Westfield Retail Trust	341,822	915,074

		3,901,560

Telecommunication Services 0.1%
Telstra Corp., Ltd.	350,763	1,150,596

		114,041,643

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	36,594	1,749,571

Energy 0.1%
OMV AG	23,936	954,142

Utilities 0.0%
Verbund AG	11,898	486,730

		3,190,443

Belgium 0.6%

Banks 0.1%
KBC GROEP N.V.	31,902	1,125,667

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	12,176	1,026,791

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	119,225	6,861,940

Telecommunication Services 0.1%
Belgacom S.A.	25,283	881,917

		9,896,315

Canada 9.6%

Banks 2.9%
Bank of Montreal (a)	100,975	6,344,162
Bank of Nova Scotia	171,904	9,748,034
Canadian Imperial Bank of Commerce	62,310	4,759,416
Royal Bank of Canada	227,968	12,263,912
The Toronto-Dominion Bank	140,932	11,282,525

		44,398,049

Energy 2.8%
Cameco Corp.	63,109	1,678,371
Canadian Natural Resources Ltd.	173,876	7,020,918
Canadian Oil Sands Ltd.	37,447	1,023,331
Cenovus Energy, Inc.	118,700	4,563,139
Enbridge, Inc.	122,960	4,037,108
Encana Corp.	115,562	3,390,238

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Husky Energy, Inc.	41,310	1,156,568
Imperial Oil Ltd.	41,159	1,809,281
Nexen, Inc.	79,674	1,858,740
Suncor Energy, Inc.	248,999	9,543,507
Talisman Energy, Inc.	163,642	2,980,136
TransCanada Corp.	111,582	4,687,740

		43,749,077

Food & Staples Retailing 0.0%
Loblaw Cos., Ltd.	15,800	611,197

Insurance 0.7%
Great-West Lifeco, Inc.	41,000	1,024,302
Manulife Financial Corp.	283,197	4,499,378
Power Corp. of Canada	50,603	1,342,599
Power Financial Corp.	36,366	1,072,958
Sun Life Financial, Inc.	91,857	2,539,058

		10,478,295

Materials 2.1%
Agnico-Eagle Mines Ltd.	26,140	1,453,849
Agrium, Inc.	24,800	2,170,211
Barrick Gold Corp.	156,421	7,457,195
Goldcorp, Inc.	126,851	6,066,065
Ivanhoe Mines Ltd. *	44,390	1,162,424
Kinross Gold Corp.	180,391	2,945,313
Potash Corp. of Saskatchewan, Inc.	140,940	8,136,742
Teck Resources Ltd., Class B	75,200	3,725,959

		33,117,758

Media 0.1%
Thomson Reuters Corp.	59,900	2,060,091

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	83,829	2,640,905

Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	73,648	1,844,572

Telecommunication Services 0.3%
BCE, Inc.	39,549	1,509,191
Rogers Communications, Inc., Class B	75,678	2,889,459

		4,398,650

Transportation 0.4%
Canadian National Railway Co.	75,278	5,644,373

		148,942,967

China 0.2%

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	122,000	1,059,413

Retailing 0.1%
Belle International Holdings Ltd.	696,000	1,519,186

		2,578,599

Denmark 0.9%

Banks 0.1%
Danske Bank A/S *	114,220	2,209,745

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	16,473	1,618,116

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	68,621	8,393,777

Transportation 0.1%
AP Moller - Maersk A/S, Series A	85	629,383
AP Moller - Maersk A/S, Series B	168	1,287,220

		1,916,603

		14,138,241

Finland 0.6%

Capital Goods 0.1%
Kone Oyj, Class B	32,328	1,874,168

Insurance 0.2%
Sampo Oyj, Class A	76,399	2,327,023

Technology Hardware & Equipment 0.2%
Nokia Corp. Oyj	598,961	3,483,012

Utilities 0.1%
Fortum Oyj	68,837	1,821,587

		9,505,790

France 10.0%

Automobiles & Components 0.3%
Cie Generale des Etablissements Michelin, Class B	28,013	2,352,447
Renault S.A.	31,415	1,676,148

		4,028,595

Banks 1.3%
BNP Paribas S.A.	168,686	10,939,931
Credit Agricole S.A.	168,718	2,071,188
Natixis (a)	134,252	609,016
Societe Generale	118,741	5,877,630

		19,497,765

Capital Goods 1.5%
Alstom S.A.	31,808	1,674,436
Areva S.A. *	7,200	263,970
Bouygues S.A.	35,016	1,323,560
Compagnie de Saint-Gobain	69,118	3,994,098
European Aeronautic Defence & Space Co.	65,102	2,257,188
Safran S.A.	32,911	1,368,060
Schneider Electric S.A.	42,444	6,133,773
Vallourec S.A.	16,512	1,673,227
Vinci S.A.	88,295	5,116,842

		23,805,154

Consumer Durables & Apparel 0.8%
Christian Dior S.A.	8,936	1,428,187
Hermes International	11,517	3,975,746
LVMH Moet Hennessy Louis Vuitton S.A.	41,214	7,554,234

		12,958,167

Energy 1.3%
Total S.A.	372,949	20,157,273

Food & Staples Retailing 0.2%
Carrefour S.A.	95,694	2,823,490

Food, Beverage & Tobacco 0.6%
DANONE S.A.	102,914	7,337,221

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pernod Ricard S.A.	26,749	2,649,935

		9,987,156

Health Care Equipment & Services 0.2%
Essilor International S.A.	33,033	2,647,221

Household & Personal Products 0.3%
L’Oreal S.A.	38,849	4,674,125

Insurance 0.4%
AXA S.A.	290,096	5,427,399
CNP Assurances	18,752	360,931

		5,788,330

Materials 0.5%
Air Liquide S.A.	45,119	6,197,680
Lafarge S.A.	28,029	1,498,978

		7,696,658

Media 0.3%
Vivendi	194,034	4,640,118

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	174,204	13,535,738

Real Estate 0.2%
Unibail-Rodamco SE	14,287	3,180,649

Retailing 0.1%
PPR	11,455	2,116,988

Telecommunication Services 0.4%
France Telecom S.A.	307,725	6,367,533

Utilities 0.7%
EDF S.A.	44,728	1,698,964
GDF Suez	227,999	7,455,775
Veolia Environnement	79,396	1,787,399

		10,942,138

		154,847,098

Germany 8.5%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	50,462	5,044,775
Continental AG *	7,851	781,978
Daimler AG - Reg’d	141,411	10,251,664
Volkswagen AG	5,252	959,831

		17,038,248

Capital Goods 1.2%
MAN SE	16,017	1,904,801
Siemens AG - Reg’d	128,695	16,448,012

		18,352,813

Consumer Durables & Apparel 0.1%
Adidas AG	31,986	2,374,357

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	147,521	8,111,090
Deutsche Boerse AG	29,888	2,210,047

		10,321,137

Food & Staples Retailing 0.1%
Metro AG	20,225	1,116,416

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	29,500	2,264,033

Household & Personal Products 0.1%
Beiersdorf AG	16,031	1,032,757
Henkel AG & Co. KGaA	19,449	1,061,151

		2,093,908

Insurance 0.9%
Allianz SE - Reg’d	72,345	9,427,633
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	29,539	4,359,085

		13,786,718

Materials 1.4%
BASF SE	145,851	13,171,974
K&S AG - Reg’d	25,879	2,064,809
Linde AG	27,045	4,846,693
ThyssenKrupp AG	50,861	2,248,688

		22,332,164

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	131,729	10,538,346
Merck KGaA	10,200	1,088,603

		11,626,949

Software & Services 0.6%
SAP AG	138,629	8,667,380

Telecommunication Services 0.5%
Deutsche Telekom AG - Reg’d	469,844	7,323,802

Transportation 0.2%
Deutsche Post AG - Reg’d	135,202	2,387,077

Utilities 0.8%
E.ON AG	317,775	8,762,050
RWE AG	64,238	3,367,657

		12,129,707

		131,814,709

Hong Kong 2.5%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	582,000	1,737,251
Hang Seng Bank Ltd.	117,136	1,838,475

		3,575,726

Capital Goods 0.5%
Hutchison Whampoa Ltd.	333,370	3,883,420
Jardine Matheson Holdings Ltd.	46,800	2,674,075
Jardine Strategic Holdings Ltd.	32,000	1,046,695

		7,604,190

Consumer Services 0.1%
Sands China Ltd. *	377,200	1,135,281

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	168,818	3,482,616

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	210,656	3,211,837
Hang Lung Properties Ltd.	343,000	1,265,123
Henderson Land Development Co., Ltd.	159,000	1,006,542
Hongkong Land Holdings Ltd.	177,000	1,187,349
Sun Hung Kai Properties Ltd.	236,604	3,596,137
Swire Pacific Ltd., Class A	105,590	1,485,353

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Wharf Holdings Ltd.	243,100	1,785,611

		13,537,952

Retailing 0.1%
Li & Fung Ltd.	908,000	1,509,819

Transportation 0.1%
Cathay Pacific Airways Ltd.	174,000	403,531
MTR Corp., Ltd.	213,500	724,217

		1,127,748

Utilities 0.4%
CLP Holdings Ltd.	314,080	2,904,638
Hong Kong & China Gas Co., Ltd.	774,392	1,894,167
Power Assets Holdings Ltd.	211,000	1,746,207

		6,545,012

		38,518,344

Ireland 0.2%

Materials 0.2%
CRH plc	115,056	2,257,071

Israel 0.5%

Materials 0.1%
Israel Chemicals Ltd.	67,342	1,132,257

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	147,169	6,864,912

		7,997,169

Italy 2.7%

Automobiles & Components 0.1%
Fiat S.p.A.	121,350	1,198,990

Banks 0.7%
Intesa Sanpaolo	2,177,478	5,022,993
UniCredit S.p.A.	3,071,213	5,478,641

		10,501,634

Capital Goods 0.1%
Fiat Industrial S.p.A. *	121,350	1,601,781

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	22,503	713,434

Energy 0.9%
Eni S.p.A.	443,295	9,633,258
Saipem S.p.A.	39,992	2,084,001
Tenaris S.A.	74,437	1,631,708

		13,348,967

Insurance 0.2%
Assicurazioni Generali S.p.A.	208,200	3,951,625

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,525,211	1,919,153

Transportation 0.1%
Atlantia S.p.A.	49,252	911,921

Utilities 0.5%
Enel S.p.A.	1,034,503	5,958,056
Snam Rete Gas S.p.A.	283,361	1,635,887

		7,593,943

		41,741,448

Japan 14.8%

Automobiles & Components 2.4%
Bridgestone Corp.	96,657	2,404,402
Denso Corp.	77,700	2,761,138
Honda Motor Co., Ltd.	247,439	9,817,372
Nissan Motor Co., Ltd.	344,996	3,671,267
Suzuki Motor Corp.	57,800	1,338,706
Toyota Motor Corp.	423,203	17,276,832

		37,269,717

Banks 1.5%
Mitsubishi UFJ Financial Group, Inc.	2,230,009	11,323,702
Mizuho Financial Group, Inc.	3,459,234	5,658,723
Sumitomo Mitsui Financial Group, Inc.	224,646	7,067,125

		24,049,550

Capital Goods 2.5%
Asahi Glass Co., Ltd.	152,000	1,756,154
Fanuc Corp.	29,500	5,580,575
ITOCHU Corp.	216,000	2,492,088
Komatsu Ltd.	140,609	4,389,584
Kubota Corp.	156,000	1,415,869
Marubeni Corp.	242,000	1,815,863
Mitsubishi Corp.	227,800	6,092,770
Mitsubishi Electric Corp.	305,000	3,601,451
Mitsubishi Heavy Industries Ltd.	547,000	2,549,450
Mitsui & Co., Ltd.	268,100	5,047,484
Nidec Corp.	15,300	1,522,275
Sumitomo Corp.	183,000	2,579,054

		38,842,617

Consumer Durables & Apparel 0.6%
Panasonic Corp.	293,912	3,494,777
Sharp Corp.	128,785	1,186,367
Sony Corp.	160,500	4,025,717

		8,706,861

Diversified Financials 0.2%
Nomura Holdings, Inc.	588,200	2,855,543

Energy 0.3%
Inpex Corp.	337	2,615,965
JX Holdings, Inc.	348,000	2,516,068

		5,132,033

Food & Staples Retailing 0.2%
Seven & i Holdings Co., Ltd.	116,803	3,330,602

Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	704	3,190,429
Kirin Holdings Co., Ltd.	136,000	2,002,807

		5,193,236

Health Care Equipment & Services 0.1%
Terumo Corp.	22,500	1,263,594

Household & Personal Products 0.2%
Kao Corp.	85,619	2,421,237

Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	88,262	2,205,791
NKSJ Holdings, Inc.	242,000	1,596,798
The Dai-ichi Life Insurance Co., Ltd.	1,389	1,965,987

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokio Marine Holdings, Inc.	117,099	3,453,137

		9,221,713

Materials 0.6%
JFE Holdings, Inc.	71,700	1,950,706
Nippon Steel Corp.	832,000	2,802,283
Shin-Etsu Chemical Co., Ltd.	57,560	3,104,880
Sumitomo Metal Industries Ltd.	559,000	1,340,059

		9,197,928

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	67,270	2,613,437
Daiichi Sankyo Co., Ltd.	101,300	2,093,351
Takeda Pharmaceutical Co., Ltd.	114,100	5,442,337

		10,149,125

Real Estate 0.4%
Mitsubishi Estate Co., Ltd.	196,502	3,523,725
Mitsui Fudosan Co., Ltd.	132,777	2,536,874

		6,060,599

Retailing 0.1%
Fast Retailing Co., Ltd.	9,000	1,592,906

Software & Services 0.2%
Nintendo Co., Ltd.	17,239	2,733,871
Yahoo Japan Corp.	2,178	772,462

		3,506,333

Technology Hardware & Equipment 1.9%
Canon, Inc.	176,795	8,523,544
FUJIFILM Holdings Corp.	69,011	2,084,136
Fujitsu Ltd.	293,000	1,724,355
Hitachi Ltd.	718,079	4,428,001
Hoya Corp.	67,307	1,633,454
Keyence Corp.	6,200	1,752,951
Kyocera Corp.	25,100	2,680,325
Murata Manufacturing Co., Ltd.	29,174	1,889,511
Ricoh Co., Ltd.	102,000	1,097,246
Toshiba Corp.	609,178	3,160,287

		28,973,810

Telecommunication Services 1.1%
KDDI Corp.	484	3,596,503
Nippon Telegraph & Telephone Corp.	81,678	4,039,417
NTT DOCOMO, Inc.	2,238	4,141,198
SOFTBANK Corp.	134,200	5,240,558

		17,017,676

Transportation 0.4%
Central Japan Railway Co.	268	2,309,361
East Japan Railway Co.	53,360	3,358,183

		5,667,544

Utilities 0.5%
Chubu Electric Power Co., Inc.	102,300	1,756,872
The Kansai Electric Power Co., Inc.	111,300	1,874,907
The Tokyo Electric Power Co., Inc.	213,190	1,183,122
Tohoku Electric Power Co., Inc.	72,800	940,842
Tokyo Gas Co., Ltd.	365,201	1,744,726

		7,500,469

		227,953,093

Netherlands 2.2%

Capital Goods 0.3%
Koninklijke Philips Electronics N.V.	160,869	3,995,582

Diversified Financials 0.4%
ING Groep N.V. CVA *	606,251	6,505,666

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	184,569	2,457,610

Food, Beverage & Tobacco 0.8%
Heineken Holding N.V.	14,909	757,541
Heineken N.V.	45,420	2,687,536
Unilever N.V. CVA	270,644	8,789,194

		12,234,271

Materials 0.1%
Akzo Nobel N.V.	36,795	2,247,539

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	69,218	2,465,811

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	245,485	3,500,865

		33,407,344

Norway 0.8%

Banks 0.2%
DnB NOR A.S.A.	143,336	2,084,407

Energy 0.4%
Seadrill Ltd.	55,800	1,942,292
Statoil A.S.A.	164,911	4,064,508

		6,006,800

Materials 0.1%
Yara International A.S.A.	29,350	1,676,476

Telecommunication Services 0.1%
Telenor A.S.A.	120,638	2,016,246

		11,783,929

Portugal 0.3%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	44,444	1,003,825

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	142,374	1,227,553

Utilities 0.1%
EDP - Energias de Portugal S.A.	451,730	1,569,371

		3,800,749

Singapore 1.3%

Banks 0.6%
DBS Group Holdings Ltd.	264,246	3,405,283
Oversea-Chinese Banking Corp., Ltd.	423,552	3,493,231
United Overseas Bank Ltd.	171,233	2,904,187

		9,802,701

Capital Goods 0.1%
Keppel Corp., Ltd.	217,800	2,001,827

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Genting Singapore plc *	927,000	1,460,293

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	339,000	1,658,427

Real Estate 0.1%
Capitaland Ltd.	503,000	1,209,451

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,178,237	3,282,849

Transportation 0.1%
Singapore Airlines Ltd.	87,000	1,024,316

		20,439,864

Spain 3.4%

Banks 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	721,901	7,561,896
Banco Santander S.A.	1,336,022	14,062,015
CaixaBank	111,160	642,034

		22,265,945

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	28,975	1,224,001

Energy 0.3%
Repsol YPF S.A.	129,353	4,079,545

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. (a)*	95,694	405,633

Retailing 0.2%
Industria de Diseno Textil S.A.	34,961	3,161,262

Telecommunication Services 0.9%
Telefonica S.A.	631,033	14,065,430

Transportation 0.1%
Abertis Infraestructuras S.A.	47,351	871,070

Utilities 0.4%
Gas Natural SDG S.A.	42,673	857,871
Iberdrola S.A.	734,215	5,965,982

		6,823,853

		52,896,739

Sweden 2.2%

Banks 0.8%
Nordea Bank AB	508,535	5,408,790
Skandinaviska Enskilda Banken AB, A Shares	271,211	2,064,042
Svenska Handelsbanken AB, A Shares	76,520	2,409,102
Swedbank AB, A Shares	150,308	2,632,050

		12,513,984

Capital Goods 0.5%
Atlas Copco AB, A Shares	107,348	2,533,355
Sandvik AB	171,265	2,730,627
Volvo AB, B Shares	179,083	2,887,454

		8,151,436

Retailing 0.3%
Hennes & Mauritz AB, B Shares	150,369	5,141,045

Technology Hardware & Equipment 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	480,667	6,037,499

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,728,193

		34,572,157

Switzerland 8.8%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	370,075	8,863,924

Commercial & Professional Supplies 0.1%
SGS S.A. - Reg’d	865	1,680,196

Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	46,837	3,024,936
Swatch Group AG - Bearer Shares	4,868	2,640,037

		5,664,973

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d *	158,744	5,707,243
UBS AG - Reg’d *	604,632	9,981,590

		15,688,833

Food, Beverage & Tobacco 2.3%
Nestle S.A. - Reg’d	550,271	35,053,101

Health Care Equipment & Services 0.1%
Synthes, Inc. - Reg’d	9,804	1,767,597

Insurance 0.6%
Swiss Re Ltd. *	58,347	3,284,868
Zurich Financial Services AG *	23,450	5,576,464

		8,861,332

Materials 0.5%
Holcim Ltd. - Reg’d *	42,300	2,900,316
Syngenta AG - Reg’d *	15,116	4,811,944

		7,712,260

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Novartis AG - Reg’d	449,802	27,573,797
Roche Holding AG	111,580	20,022,564
Roche Holding AG - Bearer Shares	4,345	810,986

		48,407,347

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,444	1,657,693

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,541	1,194,056

		136,551,312

United Kingdom 21.2%

Banks 3.1%
Barclays plc	1,910,729	6,933,181
HSBC Holdings plc	2,829,553	27,586,225
Lloyds Banking Group plc *	6,308,359	4,456,278
Royal Bank of Scotland Group plc *	2,557,366	1,483,898

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Standard Chartered plc	308,498	7,858,668

		48,318,250

Capital Goods 0.4%
BAE Systems plc	528,238	2,629,845
Rolls-Royce Holdings plc *	297,319	3,174,249

		5,804,094

Commercial & Professional Supplies 0.1%
Experian plc	160,692	2,112,359

Consumer Services 0.2%
Compass Group plc	300,866	2,829,451

Energy 4.9%
BG Group plc	533,772	12,584,503
BP plc	2,996,366	22,582,506
Royal Dutch Shell plc, A Shares	588,320	21,593,972
Royal Dutch Shell plc, B Shares	425,492	15,579,665
Tullow Oil plc	139,314	2,798,803

		75,139,449

Food & Staples Retailing 0.7%
J Sainsbury plc	217,364	1,082,381
Tesco plc	1,274,021	8,002,617
William Morrison Supermarkets plc	351,417	1,673,927

		10,758,925

Food, Beverage & Tobacco 2.7%
Associated British Foods plc	56,501	990,653
British American Tobacco plc	315,160	14,548,180
Diageo plc	394,892	8,032,449
Imperial Tobacco Group plc	160,071	5,541,098
SABMiller plc	147,821	5,522,113
Unilever plc	204,692	6,533,891

		41,168,384

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	97,667	5,526,593

Insurance 0.6%
Aviva plc	454,657	2,960,941
Old Mutual plc	858,967	1,782,293
Prudential plc	401,870	4,526,756

		9,269,990

Materials 3.1%
Anglo American plc	209,439	9,913,325
Antofagasta plc	55,917	1,284,187
BHP Billiton plc	351,291	13,122,487
Fresnillo plc	13,776	395,239
Rio Tinto plc	240,850	17,001,302
Xstrata plc	307,268	6,482,853

		48,199,393

Media 0.4%
British Sky Broadcasting Group plc	159,997	1,869,906
Pearson plc	122,113	2,343,249
WPP plc	196,368	2,225,549

		6,438,704

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	226,301	10,995,715
GlaxoSmithKline plc	819,583	18,272,713
Shire plc	88,185	3,060,785

		32,329,213

Telecommunication Services 1.8%
BT Group plc	1,219,910	4,012,871
Vodafone Group plc	8,325,405	23,347,381

		27,360,252

Utilities 0.8%
Centrica plc	804,153	4,036,958
National Grid plc	557,631	5,456,086
Scottish & Southern Energy plc	148,796	3,188,149

		12,681,193

		327,936,250

Total Common Stock
(Cost $1,085,919,961)		1,528,811,274

Preferred Stock 0.3% of net assets

Germany 0.3%

Automobiles & Components 0.3%
Volkswagen AG	20,862	4,164,393

Total Preferred Stock
(Cost $2,691,038)		4,164,393

Other Investment Company 0.6% of net assets

United States 0.6%
iShares MSCI EAFE Index Fund	155,000	9,090,750

Total Other Investment Company
(Cost $9,289,350)		9,090,750

End of Investments.

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	6,893,576	6,893,576

Total Collateral Invested for Securities on Loan
(Cost $6,893,576)		6,893,576

End of collateral invested for securities on loan.

At 07/31/11, the tax basis cost of the fund’s investments was $1,106,818,658 and the unrealized appreciation and depreciation were $575,497,871 and ($140,250,112), respectively, with a net unrealized appreciation of $435,247,759.

At 07/31/11, the values of certain foreign securities held by the fund aggregating $1,352,934,206 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

CVA —	Dutch Certificate
Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$517,314,321	$—	$517,314,321
Australia(a)	—	111,971,120	—	111,971,120
Food, Beverage & Tobacco	2,070,523	—	—	2,070,523
Austria(a)	—	2,703,713	—	2,703,713
Utilities	486,730	—	—	486,730
Canada(a)	148,942,967	—	—	148,942,967
France(a)	—	131,041,944	—	131,041,944
Capital Goods	263,970	23,541,184	—	23,805,154
Hong Kong(a)	—	31,973,332	—	31,973,332
Utilities	1,746,207	4,798,805	—	6,545,012
Spain(a)	—	30,225,161	—	30,225,161
Banks	14,062,015	8,203,930	—	22,265,945
Food & Staples Retailing	405,633	—	—	405,633
Sweden(a)	—	29,431,112	—	29,431,112
Retailing	5,141,045	—	—	5,141,045
Switzerland(a)	—	125,922,383	—	125,922,383
Health Care Equipment & Services	1,767,597	—	—	1,767,597
Insurance	3,284,868	5,576,464	—	8,861,332
United Kingdom(a)	—	321,497,546	—	321,497,546
Media	1,869,906	4,568,798	—	6,438,704
Preferred Stock(a)	—	4,164,393	—	4,164,393
Other Investment Company(a)	9,090,750	—	—	9,090,750

Total	$189,132,211	$1,352,934,206	$—	$1,542,066,417

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,893,576	$—	$—	$6,893,576

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
United Kingdom	$71,780	$—	$1,063	($2,208)	($70,635)	$—	$—	$—

Total	$71,780	$—	$1,063	($2,208)	($70,635)	$—	$—	$—

REG46820JUL11

 9

Schwab Capital Trust
Schwab Premier Equity Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.4%	Common Stock	227,560,885	250,284,640
4.5%	Other Investment Company	11,922,202	11,922,202

99.9%	Total Investments	239,483,087	262,206,842
0.1%	Other Assets and Liabilities, Net		160,164

100.0%	Total Net Assets		262,367,006

	Number	Value
Security	of Shares	($)

Common Stock 95.4% of net assets

Automobiles & Components 2.0%
Ford Motor Co. *	206,000	2,515,260
The Goodyear Tire & Rubber Co. *	170,000	2,748,900

		5,264,160

Banks 3.4%
Commerce Bancshares, Inc.	37,000	1,513,670
Fifth Third Bancorp	165,000	2,087,250
PNC Financial Services Group, Inc.	44,000	2,388,760
Wells Fargo & Co.	109,000	3,045,460

		9,035,140

Capital Goods 7.8%
Caterpillar, Inc.	27,000	2,667,330
Cubic Corp.	30,000	1,456,200
Eaton Corp.	56,000	2,685,200
General Electric Co.	166,000	2,973,060
KBR, Inc.	65,000	2,317,250
Parker Hannifin Corp.	33,000	2,607,660
The Timken Co.	64,000	2,794,880
Tyco International Ltd.	64,000	2,834,560

		20,336,140

Commercial & Professional Supplies 1.7%
Avery Dennison Corp.	44,000	1,388,200
R.R. Donnelley & Sons Co.	161,000	3,028,410

		4,416,610

Consumer Durables & Apparel 1.3%
Harman International Industries, Inc.	43,000	1,788,800
Jarden Corp.	55,000	1,704,450

		3,493,250

Consumer Services 1.5%
Ameristar Casinos, Inc.	82,000	1,820,400
Hyatt Hotels Corp., Class A *	54,000	2,094,660

		3,915,060

Diversified Financials 4.0%
Capital One Financial Corp.	53,000	2,533,400
Interactive Brokers Group, Inc., Class A	173,000	2,619,220
JPMorgan Chase & Co.	75,000	3,033,750
Legg Mason, Inc.	75,000	2,206,500

		10,392,870

Energy 10.0%
Anadarko Petroleum Corp.	37,000	3,054,720
Chevron Corp.	29,000	3,016,580
Exxon Mobil Corp.	34,000	2,712,860
Hess Corp.	43,000	2,948,080
Murphy Oil Corp.	42,000	2,697,240
Nabors Industries Ltd. *	102,000	2,693,820
Oceaneering International, Inc.	55,000	2,376,000
SEACOR Holdings, Inc.	13,000	1,304,680
Sunoco, Inc.	62,000	2,520,300
Valero Energy Corp.	119,000	2,989,280

		26,313,560

Food & Staples Retailing 5.2%
CVS Caremark Corp.	59,000	2,144,650
Ruddick Corp.	71,000	2,974,900
Safeway, Inc.	115,000	2,319,550
The Kroger Co.	122,000	3,034,140
Whole Foods Market, Inc.	48,000	3,201,600

		13,674,840

Food, Beverage & Tobacco 4.3%
Constellation Brands, Inc., Class A *	123,000	2,507,970
Corn Products International, Inc.	54,000	2,748,060
Smithfield Foods, Inc. *	138,000	3,038,760
Tyson Foods, Inc., Class A	171,000	3,002,760

		11,297,550

Health Care Equipment & Services 6.9%
Cardinal Health, Inc.	69,000	3,019,440
DaVita, Inc. *	30,000	2,506,200
Hologic, Inc. *	100,000	1,857,000
Humana, Inc.	40,000	2,983,200
Integra LifeSciences Holdings *	35,000	1,577,450
McKesson Corp.	38,000	3,082,560
UnitedHealth Group, Inc.	60,000	2,977,800

		18,003,650

 1

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 5.9%
Aflac, Inc.	50,000	2,303,000
American Financial Group, Inc.	91,000	3,092,180
Fidelity National Financial, Inc., Class A	146,000	2,379,800
Loews Corp.	66,000	2,631,420
Prudential Financial, Inc.	52,000	3,051,360
Reinsurance Group of America, Inc.	35,000	2,037,350

		15,495,110

Materials 5.6%
Alcoa, Inc.	172,000	2,533,560
International Paper Co.	103,000	3,059,100
MeadWestvaco Corp.	95,000	2,958,300
PolyOne Corp.	147,000	2,278,500
PPG Industries, Inc.	25,000	2,105,000
The Dow Chemical Co.	51,000	1,778,370

		14,712,830

Media 0.9%
The Interpublic Group of Cos., Inc.	250,000	2,452,500

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Agilent Technologies, Inc. *	55,000	2,318,800
Bio-Rad Laboratories, Inc., Class A *	12,000	1,308,000
Eli Lilly & Co.	72,000	2,757,600
Life Technologies Corp. *	55,000	2,476,650
Merck & Co., Inc.	43,000	1,467,590
Par Pharmaceutical Cos., Inc. *	66,000	2,137,740
Pfizer, Inc.	133,000	2,558,920
Watson Pharmaceuticals, Inc. *	44,000	2,953,720

		17,979,020

Retailing 1.1%
Macy’s, Inc.	104,000	3,002,480

Semiconductors & Semiconductor Equipment 1.7%
Diodes, Inc. *	79,000	1,860,450
Fairchild Semiconductor International, Inc. *	175,000	2,626,750

		4,487,200

Software & Services 7.4%
Accenture plc, Class A	51,000	3,016,140
Computer Sciences Corp.	68,000	2,399,040
International Business Machines Corp.	17,000	3,091,450
MasterCard, Inc., Class A	9,000	2,729,250
Symantec Corp. *	154,000	2,935,240
Synopsys, Inc. *	102,000	2,444,940
TeleTech Holdings, Inc. *	135,000	2,671,650

		19,287,710

Technology Hardware & Equipment 5.8%
AVX Corp.	150,000	2,088,000
Brocade Communications Systems, Inc. *	441,000	2,416,680
Dell, Inc. *	155,000	2,517,200
NCR Corp. *	148,000	2,952,600
Tech Data Corp. *	65,000	3,033,550
Xerox Corp.	247,000	2,304,510

		15,312,540

Telecommunication Services 2.1%
Telephone & Data Systems, Inc.	95,000	2,694,200
Verizon Communications, Inc.	80,000	2,823,200

		5,517,400

Transportation 3.7%
Alaska Air Group, Inc. *	47,000	2,872,640
CSX Corp.	114,000	2,800,980
Delta Air Lines, Inc. *	291,000	2,295,990
FedEx Corp.	19,000	1,650,720

		9,620,330

Utilities 6.2%
Ameren Corp.	85,000	2,449,700
CMS Energy Corp.	134,000	2,564,760
Edison International	40,000	1,522,800
FirstEnergy Corp.	44,000	1,964,600
Integrys Energy Group, Inc.	53,000	2,661,130
NiSource, Inc.	115,000	2,314,950
Southwest Gas Corp.	75,000	2,796,750

		16,274,690

Total Common Stock
(Cost $227,560,885)		250,284,640

Other Investment Company 4.5% of net assets

Money Fund 4.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	11,922,202	11,922,202

Total Other Investment Company
(Cost $11,922,202)		11,922,202

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $239,962,911 and the unrealized appreciation and depreciation were $33,504,054 and ($11,260,123), respectively, with a net unrealized appreciation of $22,243,931.

*	Non-income producing security.

2

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	135	8,696,700	53,426

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2011, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$250,284,640	$—	$—	$250,284,640
Other Investment Company(a)	11,922,202	—	—	11,922,202

Total	$262,206,842	$—	$—	$262,206,842

Other Financial Instruments
Futures Contracts*	$53,426	$—	$—	$53,426

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 3

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46821JUL11

4

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	1,505,164,697	1,776,312,204
1.7%	Other Investment Company	30,979,980	30,979,980

99.9%	Total Investments	1,536,144,677	1,807,292,184
0.1%	Other Assets and Liabilities, Net		2,548,556

100.0%	Total Net Assets		1,809,840,740

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 0.2%
TRW Automotive Holdings Corp. *	69,500	3,507,665

Banks 4.7%
Fifth Third Bancorp	30,327	383,637
KeyCorp	900,000	7,236,000
PNC Financial Services Group, Inc.	350,000	19,001,500
SunTrust Banks, Inc.	83,600	2,047,364
Wells Fargo & Co.	1,994,500	55,726,330

		84,394,831

Capital Goods 6.0%
Caterpillar, Inc.	175,000	17,288,250
Dover Corp.	10,750	650,052
Eaton Corp.	400,000	19,180,000
General Electric Co.	1,925,000	34,476,750
Northrop Grumman Corp.	75,000	4,538,250
Parker Hannifin Corp.	70,000	5,531,400
The Timken Co.	110,000	4,803,700
Tyco International Ltd.	148,700	6,585,923
United Technologies Corp.	150,000	12,426,000
URS Corp. *	52,500	2,143,575

		107,623,900

Commercial & Professional Supplies 2.0%
Avery Dennison Corp.	551,000	17,384,050
R.R. Donnelley & Sons Co.	1,015,000	19,092,150

		36,476,200

Consumer Durables & Apparel 0.5%
Jarden Corp.	135,000	4,183,650
Whirlpool Corp.	65,000	4,499,950

		8,683,600

Consumer Services 1.9%
Hyatt Hotels Corp., Class A *	95,000	3,685,050
McDonald’s Corp.	175,000	15,134,000
Starbucks Corp.	110,000	4,409,900
Wynn Resorts Ltd.	50,500	7,760,840
Yum! Brands, Inc.	65,000	3,433,300

		34,423,090

Diversified Financials 6.3%
American Express Co.	260,500	13,035,420
Capital One Financial Corp.	75,000	3,585,000
Discover Financial Services	752,050	19,260,000
JPMorgan Chase & Co.	1,463,540	59,200,193
Lazard Ltd., Class A	155,000	5,208,000
Legg Mason, Inc.	350,000	10,297,000
State Street Corp.	85,000	3,524,950

		114,110,563

Energy 14.0%
Anadarko Petroleum Corp.	539,600	44,549,376
Chevron Corp.	245,000	25,484,900
ConocoPhillips	200,000	14,398,000
El Paso Corp.	1,200,000	24,660,000
Exxon Mobil Corp.	205,000	16,356,950
Hess Corp.	50,000	3,428,000
Murphy Oil Corp.	351,365	22,564,660
Nabors Industries Ltd. *	210,000	5,546,100
National Oilwell Varco, Inc.	148,950	12,000,902
Occidental Petroleum Corp.	464,490	45,603,628
The Williams Cos., Inc.	807,500	25,597,750
Valero Energy Corp.	550,000	13,816,000

		254,006,266

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	200,000	15,650,000
The Kroger Co.	1,500,000	37,305,000
Wal-Mart Stores, Inc.	56,800	2,993,928
Whole Foods Market, Inc.	150,000	10,005,000

		65,953,928

Food, Beverage & Tobacco 4.8%
Archer-Daniels-Midland Co.	153,000	4,648,140
Bunge Ltd.	61,900	4,259,339
Corn Products International, Inc.	185,000	9,414,650
H.J. Heinz Co.	198,350	10,441,144
Kraft Foods, Inc., Class A	125,000	4,297,500
Smithfield Foods, Inc. *	650,000	14,313,000
The JM Smucker Co.	60,000	4,675,200
Tyson Foods, Inc., Class A	2,016,400	35,407,984

		87,456,957

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 3.1%
AmerisourceBergen Corp.	150,000	5,746,500
Cardinal Health, Inc.	190,000	8,314,400
CIGNA Corp.	101,760	5,064,595
Hologic, Inc. *	125,000	2,321,250
Humana, Inc.	287,240	21,422,359
McKesson Corp.	57,150	4,636,008
UnitedHealth Group, Inc.	175,000	8,685,250

		56,190,362

Household & Personal Products 0.6%
Energizer Holdings, Inc. *	132,300	10,668,672

Insurance 2.7%
Aflac, Inc.	65,000	2,993,900
American Financial Group, Inc.	79,290	2,694,274
Berkshire Hathaway, Inc., Class B *	140,000	10,383,800
Loews Corp.	9,700	386,739
Prudential Financial, Inc.	241,090	14,147,161
The Travelers Cos., Inc.	317,540	17,505,981

		48,111,855

Materials 5.3%
Ashland, Inc.	458,000	28,047,920
Ball Corp.	200,000	7,760,000
Crown Holdings, Inc. *	85,000	3,264,850
International Paper Co.	925,000	27,472,500
MeadWestvaco Corp.	115,000	3,581,100
PPG Industries, Inc.	267,200	22,498,240
Sonoco Products Co.	125,000	4,006,250

		96,630,860

Media 1.4%
Time Warner, Inc.	692,266	24,340,073

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Agilent Technologies, Inc. *	190,000	8,010,400
Allergan, Inc.	55,000	4,472,050
Amgen, Inc. *	200,000	10,940,000
Bristol-Myers Squibb Co.	925,000	26,510,500
Eli Lilly & Co.	337,505	12,926,442
Johnson & Johnson	146,400	9,485,256
Life Technologies Corp. *	271,637	12,231,814
Merck & Co., Inc.	317,080	10,821,940
Mylan, Inc. *	100,000	2,278,000
Pfizer, Inc.	1,000,000	19,240,000
Thermo Fisher Scientific, Inc. *	245,400	14,746,086
Waters Corp. *	190,000	16,699,100
Watson Pharmaceuticals, Inc. *	411,000	27,590,430

		175,952,018

Real Estate 3.1%
CB Richard Ellis Group, Inc., Class A *	957,800	20,880,040
Jones Lang LaSalle, Inc.	145,000	12,342,400
Rayonier, Inc.	239,500	15,435,775
Vornado Realty Trust	75,000	7,016,250

		55,674,465

Retailing 4.5%
Dollar Tree, Inc. *	160,000	10,596,800
Macy’s, Inc.	480,000	13,857,600
O’Reilly Automotive, Inc. *	100,000	5,950,000
PetSmart, Inc.	190,000	8,173,800
Target Corp.	175,000	9,010,750
The Gap, Inc.	480,000	9,259,200
The Home Depot, Inc.	100,000	3,493,000
The TJX Cos., Inc.	385,000	21,290,500

		81,631,650

Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	754,685	16,852,116
Lam Research Corp. *	135,000	5,518,800
Micron Technology, Inc. *	900,000	6,633,000
ON Semiconductor Corp. *	225,011	1,955,346

		30,959,262

Software & Services 11.2%
Activision Blizzard, Inc.	775,000	9,176,000
BMC Software, Inc. *	400,640	17,315,661
CA, Inc.	650,000	14,495,000
Computer Sciences Corp.	400,000	14,112,000
International Business Machines Corp.	400,900	72,903,665
Intuit, Inc. *	150,000	7,005,000
Microsoft Corp.	450,000	12,330,000
Oracle Corp.	689,800	21,094,084
Symantec Corp. *	1,625,000	30,972,500
Synopsys, Inc. *	160,342	3,843,398

		203,247,308

Technology Hardware & Equipment 4.3%
Avnet, Inc. *	100,000	2,930,000
EMC Corp. *	782,000	20,394,560
Hewlett-Packard Co.	1,085,000	38,148,600
Western Digital Corp. *	265,000	9,131,900
Xerox Corp.	844,533	7,879,493

		78,484,553

Telecommunication Services 3.8%
AT&T, Inc.	1,000,000	29,260,000
Telephone & Data Systems, Inc.	204,390	5,796,500
Verizon Communications, Inc.	935,000	32,996,150

		68,052,650

Transportation 1.3%
FedEx Corp.	165,000	14,335,200
Ryder System, Inc.	100,000	5,632,000
United Parcel Service, Inc., Class B	55,000	3,807,100

		23,774,300

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 1.4%
Ameren Corp.	80,000	2,305,600
CMS Energy Corp.	200,000	3,828,000
DTE Energy Co.	123,900	6,175,176
NiSource, Inc.	275,000	5,535,750
Pinnacle West Capital Corp.	100,000	4,235,000
The AES Corp. *	315,000	3,877,650

		25,957,176

Total Common Stock
(Cost $1,505,164,697)		1,776,312,204

Other Investment Company 1.7% of net assets

Money Fund 1.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	30,979,980	30,979,980

Total Other Investment Company
(Cost $30,979,980)		30,979,980

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $1,540,021,722 and the unrealized appreciation and depreciation were $317,375,339 and ($50,104,877), respectively, with a net unrealized appreciation of $267,270,462.

*	Non-income producing security.

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	300	19,326,000	164,713

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,776,312,204	$—	$—	$1,776,312,204
Other Investment Company(a)	30,979,980	—	—	30,979,980

Total	$1,807,292,184	$—	$—	$1,807,292,184

Other Financial Instruments
Futures Contracts*	$164,713	$—	$—	$164,713

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46823JUL11

4

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	1,134,409,906	1,338,979,546
1.5%	Short-Term Investment	20,049,713	20,049,713

99.8%	Total Investments	1,154,459,619	1,359,029,259
0.2%	Other Assets and Liabilities, Net		3,165,996

100.0%	Total Net Assets		1,362,195,255

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Automobiles & Components 0.2%
Johnson Controls, Inc.	65,000	2,401,750

Banks 3.4%
Commerce Bancshares, Inc.	169,750	6,944,472
Fifth Third Bancorp	225,000	2,846,250
M&T Bank Corp.	50,000	4,312,000
PNC Financial Services Group, Inc.	250,000	13,572,500
Wells Fargo & Co.	650,000	18,161,000

		45,836,222

Capital Goods 6.0%
Caterpillar, Inc.	100,000	9,879,000
Eaton Corp.	520,000	24,934,000
General Electric Co.	1,000,000	17,910,000
KBR, Inc.	80,000	2,852,000
Northrop Grumman Corp.	30,400	1,839,504
The Timken Co.	125,000	5,458,750
Tyco International Ltd.	40,000	1,771,600
United Technologies Corp.	200,000	16,568,000

		81,212,854

Commercial & Professional Supplies 2.1%
Avery Dennison Corp.	350,000	11,042,500
R.R. Donnelley & Sons Co.	955,600	17,974,836

		29,017,336

Consumer Durables & Apparel 0.8%
Whirlpool Corp.	166,000	11,492,180

Consumer Services 1.9%
McDonald’s Corp.	300,000	25,944,000

Diversified Financials 5.1%
American Express Co.	330,000	16,513,200
Capital One Financial Corp.	277,000	13,240,600
JPMorgan Chase & Co.	912,084	36,893,798
Legg Mason, Inc.	75,000	2,206,500

		68,854,098

Energy 12.4%
Anadarko Petroleum Corp.	310,000	25,593,600
Apache Corp.	50,000	6,186,000
Chevron Corp.	400,500	41,660,010
ConocoPhillips	200,000	14,398,000
Exxon Mobil Corp.	80,000	6,383,200
Murphy Oil Corp.	175,000	11,238,500
Occidental Petroleum Corp.	309,000	30,337,620
The Williams Cos., Inc.	500,000	15,850,000
Valero Energy Corp.	675,000	16,956,000

		168,602,930

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	300,000	23,475,000
The Kroger Co.	275,000	6,839,250
Wal-Mart Stores, Inc.	200,000	10,542,000

		40,856,250

Food, Beverage & Tobacco 6.3%
Archer-Daniels-Midland Co.	100,000	3,038,000
Corn Products International, Inc.	222,600	11,328,114
H.J. Heinz Co.	549,500	28,925,680
Hormel Foods Corp.	110,000	3,186,700
Kraft Foods, Inc., Class A	300,000	10,314,000
The Hershey Co.	200,000	11,288,000
Tyson Foods, Inc., Class A	975,000	17,121,000

		85,201,494

Health Care Equipment & Services 4.3%
AmerisourceBergen Corp.	150,000	5,746,500
Becton, Dickinson & Co.	214,600	17,942,706
Cardinal Health, Inc.	275,000	12,034,000
McKesson Corp.	250,000	20,280,000
UnitedHealth Group, Inc.	50,000	2,481,500

		58,484,706

Household & Personal Products 0.6%
Herbalife Ltd.	120,000	6,686,400
Nu Skin Enterprises, Inc., Class A	50,000	1,877,000

		8,563,400

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 3.8%
HCC Insurance Holdings, Inc.	250,000	7,532,500
Marsh & McLennan Cos., Inc.	57,500	1,695,675
Prudential Financial, Inc.	180,000	10,562,400
The Chubb Corp.	201,000	12,558,480
The Travelers Cos., Inc.	358,000	19,736,540

		52,085,595

Materials 5.4%
Ashland, Inc.	25,000	1,531,000
Ball Corp.	150,000	5,820,000
Celanese Corp., Series A	77,900	4,294,627
Eastman Chemical Co.	75,000	7,244,250
International Paper Co.	500,000	14,850,000
MeadWestvaco Corp.	486,500	15,149,610
PPG Industries, Inc.	256,000	21,555,200
Sonoco Products Co.	100,000	3,205,000

		73,649,687

Media 1.0%
Gannett Co., Inc.	100,000	1,276,000
Time Warner, Inc.	365,000	12,833,400

		14,109,400

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Abbott Laboratories	375,000	19,245,000
Bristol-Myers Squibb Co.	935,000	26,797,100
Eli Lilly & Co.	590,000	22,597,000
Johnson & Johnson	230,000	14,901,700
Merck & Co., Inc.	460,000	15,699,800
Pfizer, Inc.	600,000	11,544,000

		110,784,600

Real Estate 1.7%
Jones Lang LaSalle, Inc.	50,000	4,256,000
Rayonier, Inc.	286,200	18,445,590

		22,701,590

Retailing 4.4%
Limited Brands, Inc.	37,000	1,400,820
Macy’s, Inc.	548,500	15,835,195
PetSmart, Inc.	68,000	2,925,360
The Home Depot, Inc.	450,000	15,718,500
The TJX Cos., Inc.	400,000	22,120,000
Williams-Sonoma, Inc.	45,000	1,665,900

		59,665,775

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	100,000	3,440,000
Intel Corp.	1,125,000	25,121,250
Microchip Technology, Inc.	260,000	8,775,000

		37,336,250

Software & Services 8.9%
Activision Blizzard, Inc.	250,000	2,960,000
Automatic Data Processing, Inc.	300,000	15,447,000
CA, Inc.	650,000	14,495,000
Computer Sciences Corp.	275,000	9,702,000
Fidelity National Information Services, Inc.	50,000	1,501,000
International Business Machines Corp.	307,500	55,918,875
Microsoft Corp.	295,000	8,083,000
Oracle Corp.	450,000	13,761,000

		121,867,875

Technology Hardware & Equipment 4.2%
Harris Corp.	100,000	3,987,000
Hewlett-Packard Co.	450,000	15,822,000
Jabil Circuit, Inc.	490,000	8,971,900
Molex, Inc.	300,000	7,044,000
TE Connectivity Ltd.	276,000	9,502,680
Tellabs, Inc.	194,000	803,160
Xerox Corp.	1,258,000	11,737,140

		57,867,880

Telecommunication Services 5.1%
AT&T, Inc.	1,090,407	31,905,309
Verizon Communications, Inc.	1,049,500	37,036,855

		68,942,164

Transportation 1.1%
Ryder System, Inc.	75,000	4,224,000
United Parcel Service, Inc., Class B	150,000	10,383,000

		14,607,000

Utilities 5.8%
Ameren Corp.	300,000	8,646,000
DTE Energy Co.	568,700	28,344,008
Edison International	175,000	6,662,250
Integrys Energy Group, Inc.	201,200	10,102,252
NiSource, Inc.	625,000	12,581,250
Pinnacle West Capital Corp.	225,000	9,528,750
UGI Corp.	100,000	3,030,000

		78,894,510

Total Common Stock
(Cost $1,134,409,906)		1,338,979,546

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.5% of net assets

Time Deposit 1.5%
Citibank
0.03%, 08/01/11	20,049,713	20,049,713

Total Short-Term Investment
(Cost $20,049,713)		20,049,713

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $1,154,459,619 and the unrealized appreciation and depreciation were $242,575,260 and ($38,005,620), respectively, with a net unrealized appreciation of $204,569,640.

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	200	12,884,000	(25,700)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,338,979,546	$—	$—	$1,338,979,546
Short-Term Investment(a)	—	20,049,713	—	20,049,713

Total	$1,338,979,546	$20,049,713	$—	$1,359,029,259

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($25,700)	$—	$—	($25,700)

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46824JUL11

4

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	184,586,901	225,217,118
1.0%	Short-Term Investment	2,339,888	2,339,888

99.9%	Total Investments	186,926,789	227,557,006
0.1%	Other Assets and Liabilities, Net		299,770

100.0%	Total Net Assets		227,856,776

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	50,000	610,500

Banks 0.9%
Wells Fargo & Co.	70,000	1,955,800

Capital Goods 8.5%
AGCO Corp. *	92,000	4,362,640
Caterpillar, Inc.	30,000	2,963,700
Deere & Co.	10,000	785,100
Eaton Corp.	59,400	2,848,230
General Electric Co.	75,000	1,343,250
Honeywell International, Inc.	40,000	2,124,000
KBR, Inc.	10,000	356,500
Parker Hannifin Corp.	23,500	1,856,970
The Timken Co.	35,000	1,528,450
Tyco International Ltd.	26,000	1,151,540

		19,320,380

Commercial & Professional Supplies 2.4%
Avery Dennison Corp.	108,300	3,416,865
R.R. Donnelley & Sons Co.	110,000	2,069,100

		5,485,965

Consumer Durables & Apparel 1.1%
NIKE, Inc., Class B	15,000	1,352,250
Tempur-Pedic International, Inc. *	12,200	878,522
Whirlpool Corp.	5,000	346,150

		2,576,922

Consumer Services 2.6%
McDonald’s Corp.	38,400	3,320,832
Wynn Resorts Ltd.	10,000	1,536,800
Yum! Brands, Inc.	20,000	1,056,400

		5,914,032

Diversified Financials 0.8%
American Express Co.	10,800	540,432
JPMorgan Chase & Co.	18,300	740,235
State Street Corp.	15,000	622,050

		1,902,717

Energy 12.4%
Anadarko Petroleum Corp.	39,200	3,236,352
Chevron Corp.	45,500	4,732,910
ConocoPhillips	17,000	1,223,830
El Paso Corp.	225,000	4,623,750
Exxon Mobil Corp.	91,000	7,260,890
Halliburton Co.	15,000	820,950
Hess Corp.	20,000	1,371,200
Murphy Oil Corp.	28,000	1,798,160
National Oilwell Varco, Inc.	3,400	273,938
Peabody Energy Corp.	32,600	1,873,522
Valero Energy Corp.	45,000	1,130,400

		28,345,902

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	30,000	2,347,500
Whole Foods Market, Inc.	25,000	1,667,500

		4,015,000

Food, Beverage & Tobacco 5.0%
Archer-Daniels-Midland Co.	17,500	531,650
ConAgra Foods, Inc.	39,500	1,011,595
Dr Pepper Snapple Group, Inc.	23,000	868,480
H.J. Heinz Co.	39,300	2,068,752
The Hershey Co.	80,000	4,515,200
Tyson Foods, Inc., Class A	136,600	2,398,696

		11,394,373

Health Care Equipment & Services 5.6%
AmerisourceBergen Corp.	25,000	957,750
Cardinal Health, Inc.	31,900	1,395,944
DaVita, Inc. *	38,000	3,174,520
Henry Schein, Inc. *	21,600	1,435,536
Humana, Inc.	34,000	2,535,720
McKesson Corp.	39,000	3,163,680

		12,663,150

Household & Personal Products 3.5%
Energizer Holdings, Inc. *	41,900	3,378,816
Herbalife Ltd.	81,000	4,513,320

		7,892,136

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.0%
Aflac, Inc.	47,500	2,187,850

Materials 7.0%
Ball Corp.	104,000	4,035,200
Celanese Corp., Series A	75,700	4,173,341
CF Industries Holdings, Inc.	2,000	310,640
International Paper Co.	88,300	2,622,510
MeadWestvaco Corp.	100,000	3,114,000
PPG Industries, Inc.	20,000	1,684,000

		15,939,691

Media 0.9%
DISH Network Corp., Class A *	10,000	296,300
The McGraw-Hill Cos., Inc.	33,000	1,372,800
Time Warner, Inc.	10,000	351,600

		2,020,700

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Agilent Technologies, Inc. *	15,000	632,400
Allergan, Inc.	61,000	4,959,910
Johnson & Johnson	20,000	1,295,800
Mylan, Inc. *	55,000	1,252,900
Perrigo Co.	10,000	903,100
Thermo Fisher Scientific, Inc. *	9,000	540,810
Waters Corp. *	30,000	2,636,700
Watson Pharmaceuticals, Inc. *	20,500	1,376,165

		13,597,785

Real Estate 2.7%
CB Richard Ellis Group, Inc., Class A *	167,000	3,640,600
Jones Lang LaSalle, Inc.	30,000	2,553,600

		6,194,200

Retailing 7.3%
Dollar Tree, Inc. *	63,000	4,172,490
Kohl’s Corp.	13,000	711,230
Limited Brands, Inc.	7,000	265,020
Macy’s, Inc.	38,000	1,097,060
PetSmart, Inc.	95,000	4,086,900
Target Corp.	33,500	1,724,915
The TJX Cos., Inc.	85,000	4,700,500

		16,758,115

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	35,000	431,200
Intel Corp.	120,000	2,679,600
Lam Research Corp. *	27,000	1,103,760
ON Semiconductor Corp. *	75,000	651,750

		4,866,310

Software & Services 16.2%
Accenture plc, Class A	97,000	5,736,580
BMC Software, Inc. *	45,000	1,944,900
CA, Inc.	130,000	2,899,000
International Business Machines Corp.	67,400	12,256,690
Intuit, Inc. *	94,900	4,431,830
MasterCard, Inc., Class A	12,000	3,639,000
Microsoft Corp.	75,000	2,055,000
Oracle Corp.	77,300	2,363,834
Symantec Corp. *	80,000	1,524,800

		36,851,634

Technology Hardware & Equipment 7.1%
Dell, Inc. *	33,000	535,920
EMC Corp. *	133,200	3,473,856
Hewlett-Packard Co.	122,000	4,289,520
NetApp, Inc. *	35,000	1,663,200
SanDisk Corp. *	20,000	850,600
TE Connectivity Ltd.	60,000	2,065,800
Western Digital Corp. *	94,000	3,239,240

		16,118,136

Telecommunication Services 0.9%
MetroPCS Communications, Inc. *	129,000	2,100,120

Transportation 2.7%
Delta Air Lines, Inc. *	188,000	1,483,320
United Parcel Service, Inc., Class B	69,000	4,776,180

		6,259,500

Utilities 0.1%
The AES Corp. *	20,000	246,200

Total Common Stock
(Cost $184,586,901)		225,217,118

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Citibank
0.03%, 08/01/11	2,339,888	2,339,888

Total Short-Term Investment
(Cost $2,339,888)		2,339,888

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $187,385,071 and the unrealized appreciation and depreciation were $43,523,647 and ($3,351,712), respectively, with a net unrealized appreciation of $40,171,935.

*	Non-income producing security.

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	30	1,932,600	36,848

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$225,217,118	$—	$—	$225,217,118
Short-Term Investment(a)	—	2,339,888	—	2,339,888

Total	$225,217,118	$2,339,888	$—	$227,557,006

Other Financial Instruments
Futures Contracts*	$36,848	$—	$—	$36,848

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46822JUL11

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.4%		Common Stock	195,902,442	231,251,138
3.4%		Short-Term Investments	8,237,558	8,237,558

99.8%		Total Investments	204,140,000	239,488,696
0.4%		Collateral Invested for Securities on Loan	894,443	894,443
(0	.2)%	Other Assets and Liabilities, Net		(417,664)

100.0%		Total Net Assets		239,965,475

	Number	Value
Security	of Shares	($)

Common Stock 96.4% of net assets

Automobiles & Components 0.2%
Standard Motor Products, Inc.	42,100	597,820

Banks 3.8%
1st Source Corp.	19,600	451,780
BancFirst Corp.	26,800	1,022,152
Bank of Kentucky Financial Corp. (a)	9,300	222,084
Banner Corp.	48,471	897,683
Capital City Bank Group, Inc.	4,200	43,302
Chemical Financial Corp.	17,400	330,078
Community Trust Bancorp, Inc.	3,400	92,208
Enterprise Financial Services Corp.	4,600	64,170
First Busey Corp.	35,600	184,764
First Citizens BancShares, Inc., Class A	7,600	1,368,912
First Defiance Financial Corp. *	16,800	246,288
First Interstate BancSystem, Inc.	5,312	71,074
First Merchants Corp.	20,400	182,580
Great Southern Bancorp, Inc.	2,200	40,172
Heritage Commerce Corp. *	36,500	182,135
MainSource Financial Group, Inc.	19,800	182,952
Metro Bancorp, Inc. *	12,400	142,228
Renasant Corp.	12,500	191,250
Republic Bancorp, Inc., Class A	25,300	458,183
Southwest Bancorp, Inc. *	38,800	240,560
StellarOne Corp.	11,800	146,792
UMB Financial Corp.	30,300	1,257,450
Union First Market Bankshares Corp.	4,400	54,780
Webster Financial Corp.	3,100	63,302
WesBanco, Inc.	12,600	258,930
Western Alliance Bancorp *	91,500	643,245

		9,039,054

Capital Goods 9.6%
Aircastle Ltd.	111,870	1,280,912
Alamo Group, Inc.	45,900	1,097,469
Albany International Corp., Class A	25,100	666,907
Altra Holdings, Inc. *	92,300	2,052,752
Astec Industries, Inc. *	16,600	622,832
Blount International, Inc. *	37,800	628,614
Cubic Corp.	26,700	1,296,018
DXP Enterprises, Inc. *	10,700	290,933
Esterline Technologies Corp. *	22,900	1,748,873
General Cable Corp. *	36,600	1,455,582
Great Lakes Dredge & Dock Co.	156,000	928,200
Kadant, Inc. *	30,000	789,300
L.B. Foster Co., Class A	4,000	139,000
Layne Christensen Co. *	39,900	1,169,469
Lydall, Inc. *	13,000	157,040
Miller Industries, Inc.	13,000	212,940
Moog, Inc., Class A *	34,800	1,425,060
Mueller Industries, Inc.	27,700	1,039,581
NACCO Industries, Inc., Class A	8,400	763,392
Primoris Services Corp.	44,200	539,240
Tredegar Corp.	34,900	665,194
TriMas Corp. *	79,000	1,893,630
Trinity Industries, Inc.	46,700	1,391,193
Twin Disc, Inc.	21,700	824,600

		23,078,731

Commercial & Professional Supplies 3.7%
A.T. Cross Co., Class A *	18,200	268,814
Consolidated Graphics, Inc. *	39,000	2,012,010
G & K Services, Inc., Class A	44,400	1,512,708
Insperity, Inc.	15,600	455,832
Intersections, Inc.	35,200	683,584
Kelly Services, Inc., Class A *	45,600	713,640
Multi-Color Corp.	4,800	129,264
Steelcase, Inc., Class A	105,000	1,042,650
Sykes Enterprises, Inc. *	47,100	909,030
UniFirst Corp.	13,400	734,990
Viad Corp.	19,500	404,235

		8,866,757

Consumer Durables & Apparel 5.0%
Arctic Cat, Inc. *	12,200	201,056
Blyth, Inc.	37,025	2,342,202
Brunswick Corp.	67,900	1,482,257
CSS Industries, Inc.	3,100	61,504
Delta Apparel, Inc. *	6,500	127,855
Helen of Troy Ltd. *	30,200	973,950
JAKKS Pacific, Inc. *	29,700	518,265
Jarden Corp.	40,100	1,242,699
Libbey, Inc. *	65,200	1,008,644
Lifetime Brands, Inc.	9,100	100,100
Movado Group, Inc.	21,600	349,488

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Perry Ellis International, Inc. *	59,000	1,378,830
Quiksilver, Inc. *	376,681	1,981,342
Steinway Musical Instruments, Inc. *	7,800	226,122
Unifi, Inc. *	5,033	64,573

		12,058,887

Consumer Services 2.6%
Ameristar Casinos, Inc.	55,800	1,238,760
Biglari Holdings, Inc. *	3,200	1,178,144
Churchill Downs, Inc.	7,400	325,082
Mac-Gray Corp.	4,000	58,800
Papa John’s International, Inc. *	44,800	1,398,208
Service Corp. International	135,000	1,413,450
Steiner Leisure Ltd. *	2,600	126,412
Town Sports International Holdings, Inc. *	45,183	412,973

		6,151,829

Diversified Financials 4.6%
Advance America Cash Advance Centers, Inc.	105,400	743,070
BGC Partners, Inc., Class A	243,400	1,993,446
Calamos Asset Management, Inc., Class A	69,600	947,952
Cash America International, Inc.	25,500	1,426,980
First Cash Financial Services, Inc. *	53,000	2,293,310
HFF, Inc., Class A *	19,300	291,430
Interactive Brokers Group, Inc., Class A	75,000	1,135,500
Nelnet, Inc., Class A	55,788	1,124,686
PHH Corp. *	57,000	1,069,320

		11,025,694

Energy 10.1%
Bristow Group, Inc.	27,600	1,338,048
Callon Petroleum Co. *	99,800	695,606
Cloud Peak Energy, Inc. *	57,500	1,282,250
Crosstex Energy, Inc.	167,100	2,439,660
CVR Energy, Inc. *	114,700	3,079,695
Delek US Holdings, Inc.	62,000	1,030,440
Exterran Holdings, Inc. *	35,400	654,192
Gulf Island Fabrication, Inc.	32,100	1,110,660
Mitcham Industries, Inc. *	56,800	1,031,488
Newpark Resources, Inc. *	160,400	1,490,116
Parker Drilling Co. *	200,800	1,273,072
REX American Resources Corp. *	4,700	80,981
SEACOR Holdings, Inc.	12,000	1,204,320
SemGroup Corp. *	43,700	1,017,336
Stone Energy Corp. *	43,600	1,415,256
TETRA Technologies, Inc. *	109,800	1,413,126
W&T Offshore, Inc.	47,900	1,298,090
Western Refining, Inc. *	117,000	2,390,310

		24,244,646

Food, Beverage & Tobacco 1.8%
Alliance One International, Inc. *	61,100	201,019
Coca-Cola Bottling Co.	20,600	1,329,112
Dole Food Co., Inc. (a)*	46,495	659,764
Fresh Del Monte Produce, Inc.	43,900	1,075,989
MGP Ingredients, Inc.	7,900	62,173
Omega Protein Corp. *	80,000	969,600

		4,297,657

Health Care Equipment & Services 3.5%
AMERIGROUP Corp. *	4,400	242,000
ArthroCare Corp. *	22,600	746,930
Cantel Medical Corp.	36,900	919,917
Centene Corp. *	7,300	239,513
CryoLife, Inc. *	46,100	265,997
Greatbatch, Inc. *	28,300	705,236
Healthspring, Inc. *	19,500	800,280
Integra LifeSciences Holdings *	7,400	333,518
Invacare Corp.	39,800	1,193,204
MedCath Corp. *	15,700	205,984
National Healthcare Corp.	5,200	247,364
Providence Service Corp. *	11,700	138,645
RTI Biologics, Inc. *	82,600	271,754
WellCare Health Plans, Inc. *	32,400	1,420,740
Wright Medical Group, Inc. *	48,500	758,540

		8,489,622

Household & Personal Products 0.5%
Elizabeth Arden, Inc. *	29,400	947,268
Revlon, Inc., Class A *	15,900	267,756

		1,215,024

Insurance 3.0%
American Equity Investment Life Holding Co.	90,900	1,078,983
American Financial Group, Inc.	39,100	1,328,618
CNO Financial Group, Inc. *	170,200	1,250,970
FBL Financial Group, Inc., Class A	16,600	522,568
Independence Holding Co.	11,300	101,474
Maiden Holdings Ltd.	63,200	585,864
Meadowbrook Insurance Group, Inc.	20,400	191,760
Symetra Financial Corp.	88,000	1,105,280
Unitrin, Inc.	40,100	1,129,617

		7,295,134

Materials 5.8%
Boise, Inc.	132,900	920,997
Buckeye Technologies, Inc.	47,300	1,271,897
Ferro Corp. *	88,200	1,148,364
Georgia Gulf Corp. *	43,500	871,740
Graphic Packaging Holding Co. *	109,500	542,025
Handy & Harman Ltd. *	17,500	247,625
Minerals Technologies, Inc.	18,400	1,191,952
Neenah Paper, Inc.	57,300	1,156,887
P.H. Glatfelter Co.	75,100	1,133,259
PolyOne Corp.	135,300	2,097,150
Rockwood Holdings, Inc. *	39,900	2,412,753
TPC Group, Inc. *	22,200	891,330

		13,885,979

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 1.3%
AH Belo Corp., Class A	25,000	160,000
Cinemark Holdings, Inc.	39,700	773,753
Fisher Communications, Inc. *	9,200	269,744
Journal Communications, Inc., Class A *	78,800	390,848
Sinclair Broadcast Group, Inc., Class A	106,600	1,056,406
The E.W. Scripps Co., Class A *	40,600	349,972

		3,000,723

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Affymetrix, Inc. *	158,300	894,395
Akorn, Inc. *	99,700	690,921
Albany Molecular Research, Inc. *	79,200	378,576
Bio-Rad Laboratories, Inc., Class A *	12,000	1,308,000
Caliper Life Sciences, Inc. *	99,600	811,740
Cambrex Corp. *	105,400	464,814
Cornerstone Therapeutics, Inc. *	6,900	52,164
Cubist Pharmaceuticals, Inc. *	30,400	1,032,688
Hi-Tech Pharmacal Co., Inc. *	40,700	1,151,403
Impax Laboratories, Inc. *	73,400	1,554,612
Luminex Corp. *	32,500	661,375
Medicis Pharmaceutical Corp., Class A	58,900	2,189,902
Par Pharmaceutical Cos., Inc. *	74,900	2,426,011
PDL BioPharma, Inc.	184,900	1,144,531
PerkinElmer, Inc.	19,900	486,754
SuperGen, Inc. *	116,200	355,572
The Medicines Co. *	97,400	1,459,052
ViroPharma, Inc. *	84,500	1,527,760

		18,590,270

Real Estate 5.9%
Acadia Realty Trust	20,700	434,493
Alexander’s, Inc.	300	120,300
American Campus Communities, Inc.	40,500	1,507,410
Apartment Investment & Management Co., Class A	39,600	1,081,080
Ashford Hospitality Trust	108,500	1,182,650
CBL & Associates Properties, Inc.	83,200	1,477,632
Equity Lifestyle Properties, Inc.	5,400	351,864
Home Properties, Inc.	21,500	1,408,680
Pennsylvania REIT	76,300	1,113,980
Potlatch Corp.	22,700	754,094
RAIT Financial Trust (a)	33,632	186,994
Strategic Hotel & Resorts, Inc. *	173,700	1,181,160
Sunstone Hotel Investors, Inc. *	121,100	1,079,001
Taubman Centers, Inc.	16,800	1,006,320
U-Store-It Trust	108,400	1,154,460

		14,040,118

Retailing 4.7%
Ascena Retail Group, Inc. *	38,900	1,257,248
Charming Shoppes, Inc. *	294,800	1,208,680
Dillard’s, Inc., Class A	34,000	1,912,840
Pier 1 Imports, Inc. *	103,600	1,138,564
Saks, Inc. *	109,100	1,171,734
Select Comfort Corp. *	92,100	1,549,122
Stein Mart, Inc.	36,600	347,700
Systemax, Inc. *	14,400	234,576
The Finish Line, Inc., Class A	75,200	1,601,760
The Pep Boys - Manny, Moe & Jack	74,900	805,175

		11,227,399

Semiconductors & Semiconductor Equipment 5.5%
Alpha & Omega Semiconductor Ltd. *	27,200	305,728
Amkor Technology, Inc. *	175,900	937,547
ATMI, Inc. *	45,300	844,845
Diodes, Inc. *	76,100	1,792,155
Entegris, Inc. *	156,400	1,340,348
Fairchild Semiconductor International, Inc. *	111,600	1,675,116
FEI Co. *	46,000	1,519,840
International Rectifier Corp. *	43,700	1,122,653
IXYS Corp. *	26,700	364,188
LTX-Credence Corp. *	42,300	304,137
MKS Instruments, Inc.	31,400	783,430
Photronics, Inc. *	291,800	2,182,664
SunPower Corp., Class A (a)*	4,669	91,652

		13,264,303

Software & Services 9.2%
ACI Worldwide, Inc. *	47,900	1,732,064
Acxiom Corp. *	75,200	1,033,248
CACI International, Inc., Class A *	23,200	1,370,656
Cardtronics, Inc. *	87,600	2,013,048
Convergys Corp. *	104,300	1,297,492
CoreLogic, Inc. *	71,300	1,125,114
DST Systems, Inc.	8,600	440,234
Euronet Worldwide, Inc. *	76,800	1,317,888
Hackett Group, Inc. *	27,500	120,175
InfoSpace, Inc. *	43,400	413,602
Keynote Systems, Inc.	20,200	483,790
Manhattan Associates, Inc. *	51,100	1,906,030
MAXIMUS, Inc.	33,400	1,290,242
MoneyGram International, Inc. *	129,000	433,440
Monotype Imaging Holdings, Inc. *	65,000	890,500
PRGX Global, Inc. *	42,500	277,100
TeleTech Holdings, Inc. *	99,800	1,975,042
TIBCO Software, Inc. *	19,700	512,988
TNS, Inc. *	15,200	256,880
Unisys Corp. *	41,240	856,555
United Online, Inc.	159,300	951,021
VeriFone Systems, Inc. *	33,100	1,303,147

		22,000,256

Technology Hardware & Equipment 2.4%
Insight Enterprises, Inc. *	93,800	1,578,654
KEMET Corp. *	21,800	265,960
Newport Corp. *	37,200	578,088
Oplink Communications, Inc. *	64,100	1,082,008
OSI Systems, Inc. *	11,600	478,964
Symmetricom, Inc. *	74,300	421,281
Vishay Intertechnology, Inc. *	92,500	1,273,725

		5,678,680

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.8%
IDT Corp., Class B	62,800	1,515,364
SureWest Communications	28,300	371,296

		1,886,660

Transportation 1.6%
Alaska Air Group, Inc. *	33,600	2,053,632
AMERCO *	10,100	910,414
International Shipholding Corp.	16,600	341,794
Park-Ohio Holdings Corp. *	12,500	237,625
Saia, Inc. *	15,100	227,557

		3,771,022

Utilities 3.1%
NorthWestern Corp.	36,900	1,181,538
PNM Resources, Inc.	89,700	1,347,294
Portland General Electric Co.	57,100	1,414,938
Southwest Gas Corp.	62,900	2,345,541
Unisource Energy Corp.	34,100	1,255,562

		7,544,873

Total Common Stock
(Cost $195,902,442)		231,251,138

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Bank of America
0.03%, 08/01/11	1,016,468	1,016,468
Citibank
0.03%, 08/01/11	7,221,090	7,221,090

Total Short-Term Investments
(Cost $8,237,558)		8,237,558

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	894,443	894,443

Total Collateral Invested for Securities on Loan
(Cost $894,443)		894,443

End of Collateral Invested for Securities on Loan

At 07/31/11, the tax basis cost of the fund’s investments was $204,204,997 and the unrealized appreciation and depreciation were $42,814,274 and ($7,530,575), respectively, with a net unrealized appreciation of $35,283,699.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/16/11	100	7,955,000	194,825

REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$231,251,138	$—	$—	$231,251,138
Short-Term Investments(a)	—	8,237,558	—	8,237,558

Total	$231,251,138	$8,237,558	$—	$239,488,696

Other Financial Instruments
Collateral Invested for Securities on Loan	$894,443	$—	$—	$894,443
Futures Contracts*	194,825	—	—	194,825

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46825JUL11

 5

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.5%		Common Stock	237,770,505	265,008,386
5.5%		Other Investment Company	15,558,586	15,558,586

100.0%		Total Investments	253,329,091	280,566,972
(36	.3)%	Short Sales	(97,541,960)	(101,840,902)
36.3%		Other Assets and Liabilities, Net		101,711,045

100.0%		Total Net Assets		280,437,115

	Number	Value
Security	of Shares	($)

Common Stock 94.5% of net assets

Banks 2.3%
Fifth Third Bancorp	75,300	952,545
PNC Financial Services Group, Inc. (a)	55,200	2,996,808
SunTrust Banks, Inc.	12,900	315,921
Wells Fargo & Co. (a)	83,300	2,327,402

		6,592,676

Capital Goods 6.3%
AGCO Corp. *	19,300	915,206
Cubic Corp.	42,500	2,062,950
Eaton Corp.	35,600	1,707,020
General Cable Corp. (a)*	99,500	3,957,115
General Electric Co.	95,800	1,715,778
KBR, Inc.	18,700	666,655
The Timken Co.	56,800	2,480,456
Tyco International Ltd. (a)	96,600	4,278,414

		17,783,594

Commercial & Professional Supplies 2.8%
Avery Dennison Corp. (a)	104,100	3,284,355
KAR Auction Services, Inc. *	11,000	195,580
R.R. Donnelley & Sons Co. (a)	238,900	4,493,709

		7,973,644

Consumer Durables & Apparel 1.6%
Harman International Industries, Inc.	8,000	332,800
Jarden Corp.	4,300	133,257
Mohawk Industries, Inc. *	33,000	1,716,990
Newell Rubbermaid, Inc.	16,100	249,872
Whirlpool Corp. (a)	28,000	1,938,440

		4,371,359

Consumer Services 1.8%
Brinker International, Inc.	84,000	2,017,680
Penn National Gaming, Inc. (a)*	52,100	2,184,553
Service Corp. International (a)	80,400	841,788

		5,044,021

Diversified Financials 5.4%
Capital One Financial Corp.	49,100	2,346,980
JPMorgan Chase & Co. (a)	161,200	6,520,540
Legg Mason, Inc.	20,900	614,878
The NASDAQ OMX Group, Inc. (a)*	80,300	1,932,821
UBS AG - Reg’d *	232,400	3,829,952

		15,245,171

Energy 11.8%
Anadarko Petroleum Corp. (a)	35,700	2,947,392
Chevron Corp.	54,900	5,710,698
ConocoPhillips	41,700	3,001,983
Exxon Mobil Corp.	45,200	3,606,508
Hess Corp.	58,600	4,017,616
Murphy Oil Corp. (a)	64,200	4,122,924
Nabors Industries Ltd. *	72,200	1,906,802
Oceaneering International, Inc.	53,000	2,289,600
SEACOR Holdings, Inc.	11,000	1,103,960
Sunoco, Inc. (a)	49,600	2,016,240
Tesoro Corp. *	8,700	211,323
Valero Energy Corp.	87,100	2,187,952

		33,122,998

Food & Staples Retailing 1.6%
Ruddick Corp.	12,300	515,370
Safeway, Inc.	87,200	1,758,824
The Kroger Co.	92,500	2,300,475

		4,574,669

Food, Beverage & Tobacco 6.6%
Bunge Ltd.	27,800	1,912,918
Constellation Brands, Inc., Class A *	97,300	1,983,947
Corn Products International, Inc. (a)	84,000	4,274,760
Dean Foods Co. *	79,600	877,192
Fresh Del Monte Produce, Inc.	45,700	1,120,107
H.J. Heinz Co.	17,100	900,144
Smithfield Foods, Inc. *	148,700	3,274,374
Tyson Foods, Inc., Class A (a)	239,200	4,200,352

		18,543,794

Health Care Equipment & Services 1.8%
Cardinal Health, Inc. (a)	36,700	1,605,992
McKesson Corp. (a)	41,300	3,350,256

		4,956,248

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.9%
Herbalife Ltd.	46,200	2,574,264

Insurance 3.1%
American Financial Group, Inc. (a)	129,100	4,386,818
Fidelity National Financial, Inc., Class A	4,800	78,240
Principal Financial Group, Inc.	37,300	1,030,599
Prudential Financial, Inc. (a)	35,000	2,053,800
The Hartford Financial Services Group, Inc.	51,300	1,201,446

		8,750,903

Materials 8.3%
Alcoa, Inc.	140,100	2,063,673
Ashland, Inc. (a)	13,300	814,492
Ball Corp. (a)	34,700	1,346,360
Cytec Industries, Inc.	30,500	1,708,000
Ferro Corp. *	70,900	923,118
International Paper Co. (a)	156,300	4,642,110
MeadWestvaco Corp. (a)	143,900	4,481,046
PolyOne Corp. (a)	171,900	2,664,450
PPG Industries, Inc.	53,600	4,513,120

		23,156,369

Media 1.3%
CBS Corp., Class B - Non Voting Shares	88,400	2,419,508
The Interpublic Group of Cos., Inc.	29,000	284,490
Time Warner, Inc. (a)	28,933	1,017,284

		3,721,282

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Agilent Technologies, Inc. *	18,000	758,880
Bio-Rad Laboratories, Inc., Class A *	1,900	207,100
Bristol-Myers Squibb Co. (a)	103,100	2,954,846
Eli Lilly & Co.	71,200	2,726,960
Life Technologies Corp. *	42,200	1,900,266
Mylan, Inc. *	47,900	1,091,162
PerkinElmer, Inc.	78,200	1,912,772
Pfizer, Inc. (a)	268,500	5,165,940
Watson Pharmaceuticals, Inc. (a)*	70,600	4,739,378

		21,457,304

Real Estate 4.4%
Apartment Investment & Management Co., Class A (a)	105,800	2,888,340
Camden Property Trust	13,100	878,617
CB Richard Ellis Group, Inc., Class A (a)*	131,900	2,875,420
Jones Lang LaSalle, Inc.	31,000	2,638,720
Rayonier, Inc. (a)	41,600	2,681,120
Vornado Realty Trust	3,400	318,070

		12,280,287

Retailing 4.4%
Dillard’s, Inc., Class A	37,800	2,126,628
J.C. Penney Co., Inc.	67,300	2,070,148
Macy’s, Inc. (a)	77,800	2,246,086
PetSmart, Inc. (a)	76,400	3,286,728
Pier 1 Imports, Inc. *	53,700	590,163
Williams-Sonoma, Inc.	53,400	1,976,868

		12,296,621

Semiconductors & Semiconductor Equipment 1.0%
Amkor Technology, Inc. *	147,054	783,798
Fairchild Semiconductor International, Inc. *	28,700	430,787
Micron Technology, Inc. (a)*	198,600	1,463,682

		2,678,267

Software & Services 10.1%
Accenture plc, Class A	15,800	934,412
ACI Worldwide, Inc. *	1,600	57,856
CA, Inc. (a)	89,700	2,000,310
Computer Sciences Corp. (a)	81,500	2,875,320
Convergys Corp. *	161,300	2,006,572
DST Systems, Inc.	80,200	4,105,438
Fidelity National Information Services, Inc.	10,000	300,200
International Business Machines Corp. (a)	44,900	8,165,065
MAXIMUS, Inc.	53,000	2,047,390
Symantec Corp. (a)*	118,600	2,260,516
Synopsys, Inc. *	72,200	1,730,634
TeleTech Holdings, Inc. *	90,900	1,798,911

		28,282,624

Technology Hardware & Equipment 3.8%
AVX Corp.	60,700	844,944
Brocade Communications Systems, Inc. *	310,600	1,702,088
EchoStar Corp., Class A (a)*	54,300	1,816,878
Jabil Circuit, Inc.	36,400	666,484
NCR Corp. *	108,900	2,172,555
Tech Data Corp. (a)*	39,600	1,848,132
Vishay Intertechnology, Inc. *	11,100	152,847
Xerox Corp.	155,600	1,451,748

		10,655,676

Telecommunication Services 2.6%
AT&T, Inc. (a)	108,200	3,165,932
Telephone & Data Systems, Inc. (a)	125,500	3,559,180
Verizon Communications, Inc.	19,000	670,510

		7,395,622

Transportation 1.5%
Alaska Air Group, Inc. (a)*	67,200	4,107,264

Utilities 3.4%
Ameren Corp. (a)	88,900	2,562,098

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NiSource, Inc. (a)	156,000	3,140,280
Southwest Gas Corp. (a)	62,500	2,330,625
The AES Corp. (a)*	114,600	1,410,726

		9,443,729

Total Common Stock
(Cost $237,770,505)		265,008,386

Other Investment Company 5.5% of net assets

Money Fund 5.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	15,558,586	15,558,586

Total Other Investment Company
(Cost $15,558,586)		15,558,586

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $253,345,388 and the unrealized appreciation and depreciation were $39,509,101 and ($12,287,517), respectively, with a net unrealized appreciation of $27,221,584.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	100	6,442,000	16,200

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 36.3% of net assets

Automobiles & Components 1.4%
BorgWarner, Inc. *	22,100	1,759,602
Gentex Corp.	76,400	2,165,176

		3,924,778

Banks 1.6%
Capitol Federal Financial, Inc.	127,200	1,455,168
MGIC Investment Corp. *	6,400	25,472
New York Community Bancorp, Inc.	100,400	1,358,412
People’s United Financial, Inc.	133,000	1,686,440

		4,525,492

Capital Goods 3.0%
Foster Wheeler AG *	46,400	1,257,440
Lennox International, Inc.	35,000	1,294,300
Precision Castparts Corp.	15,100	2,436,838
Terex Corp. *	65,800	1,461,418
TransDigm Group, Inc. *	12,000	1,080,840
USG Corp. *	73,400	835,292

		8,366,128

Consumer Durables & Apparel 2.0%
D.R. Horton, Inc.	38,900	462,132
Lennar Corp., Class A	45,100	797,819
M.D.C. Holdings, Inc.	38,900	879,529
PulteGroup, Inc. *	192,800	1,324,536
Toll Brothers, Inc. *	106,800	2,131,728

		5,595,744

Diversified Financials 2.2%
Greenhill & Co., Inc.	1,800	79,272
Invesco Ltd.	65,800	1,459,444
Northern Trust Corp.	32,100	1,441,451
T. Rowe Price Group, Inc.	25,600	1,454,080
TD Ameritrade Holding Corp.	102,300	1,878,228

		6,312,475

Energy 3.3%
Carrizo Oil & Gas, Inc. *	23,300	894,720
Cobalt International Energy, Inc. *	153,800	1,894,816
Continental Resources, Inc. *	24,600	1,687,314
EOG Resources, Inc.	13,700	1,397,400
Range Resources Corp.	28,300	1,844,028
Ultra Petroleum Corp. *	32,500	1,521,650

		9,239,928

Food & Staples Retailing 0.5%
United Natural Foods, Inc. *	36,100	1,507,175

Food, Beverage & Tobacco 1.2%
General Mills, Inc.	15,200	567,720
Green Mountain Coffee Roasters, Inc. *	27,600	2,869,020

		3,436,740

Health Care Equipment & Services 1.7%
Accretive Health, Inc. *	64,800	1,946,592
Dexcom, Inc. *	90,800	1,287,544
Intuitive Surgical, Inc. *	3,400	1,361,870
MAKO Surgical Corp. *	6,900	198,789

		4,794,795

Household & Personal Products 0.6%
The Clorox Co.	22,300	1,596,457

Insurance 1.7%
Assured Guaranty Ltd.	108,300	1,532,445
MBIA, Inc. *	175,100	1,610,920
Old Republic International Corp.	140,400	1,465,776
RLI Corp.	2,900	183,135

		4,792,276

Materials 4.0%
Allied Nevada Gold Corp. *	45,500	1,733,550
Intrepid Potash, Inc. *	23,900	794,675
Martin Marietta Materials, Inc.	7,802	589,987
Molycorp, Inc. *	25,400	1,616,202
Southern Copper Corp.	47,900	1,636,264
United States Steel Corp.	40,500	1,619,595
Vulcan Materials Co.	48,700	1,669,923
Walter Energy, Inc.	12,700	1,556,639

		11,216,835

Media 0.1%
DreamWorks Animation SKG, Inc., Class A *	8,900	194,554

Other Investment Company 2.5%
iShares S&P 100 Index Fund	120,000	6,972,000

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Human Genome Sciences, Inc. *	73,100	1,535,831
Regeneron Pharmaceuticals, Inc. *	25,700	1,363,642
Seattle Genetics, Inc. *	24,800	422,344
Vertex Pharmaceuticals, Inc. *	40,700	2,110,702

		5,432,519

Real Estate 0.5%
Boston Properties, Inc.	13,500	1,449,360

Retailing 0.6%
Urban Outfitters, Inc. *	51,300	1,669,302

Semiconductors & Semiconductor Equipment 1.4%
Broadcom Corp., Class A *	45,300	1,679,271

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cavium, Inc. *	24,500	845,005
Cree, Inc. *	44,200	1,452,412

		3,976,688

Software & Services 1.5%
NetSuite, Inc. *	40,200	1,576,242
OpenTable, Inc. *	11,600	821,976
Pegasystems, Inc.	2,200	88,792
SuccessFactors, Inc. *	50,700	1,368,900
TiVo, Inc. *	27,000	253,800

		4,109,710

Technology Hardware & Equipment 1.7%
Acme Packet, Inc. *	23,000	1,355,160
Aruba Networks, Inc. *	46,500	1,067,175
Ciena Corp. *	84,400	1,304,824
Universal Display Corp. *	31,100	930,201

		4,657,360

Transportation 2.2%
C.H. Robinson Worldwide, Inc.	29,000	2,096,990
Heartland Express, Inc.	93,600	1,433,952
Knight Transportation, Inc.	94,600	1,489,004
UTI Worldwide, Inc.	75,200	1,215,984

		6,235,930

Utilities 0.7%
Southern Co.	46,400	1,834,656

Total Short Sales
(Proceeds $97,541,960)		101,840,902

End of Short Sale Positions.

*	Non-income producing security

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$265,008,386	$—	$—	$265,008,386
Other Investment Company(a)	15,558,586	—	—	15,558,586

Total	$280,566,972	$—	$—	$280,566,972

Other Financial Instruments
Futures Contracts*	$16,200	$—	$—	$16,200

Liabilities Valuation Input

Other Financial Instruments
Short Sales(a)	($101,840,902)	$—	$—	($101,840,902)

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46826JUL11

6

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	43,060,493	44,444,163
0.3%		Short-Term Investment	121,245	121,245

99.9%		Total Investments	43,181,738	44,565,408
0.4%		Collateral Invested for Securities on Loan	172,083	172,083
(0	.3)%	Other Assets and Liabilities, Net		(116,480)

100.0%		Total Net Assets		44,621,011

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Banks 19.6%
1st Source Corp.	3,100	71,455
Banner Corp.	4,828	89,414
BOK Financial Corp.	1,600	87,136
Commerce Bancshares, Inc.	14,100	576,831
Fifth Third Bancorp	118,900	1,504,085
First California Financial Group, Inc. *	9,700	35,502
First Citizens BancShares, Inc., Class A	400	72,048
MainSource Financial Group, Inc.	6,700	61,908
PNC Financial Services Group, Inc.	7,100	385,459
Southwest Bancorp, Inc. *	10,500	65,100
SunTrust Banks, Inc.	58,900	1,442,461
U.S. Bancorp	12,500	325,750
UMB Financial Corp.	29,100	1,207,650
Wells Fargo & Co.	98,500	2,752,090
Western Alliance Bancorp *	8,700	61,161

		8,738,050

Diversified Financials 36.1%
American Express Co.	27,800	1,391,112
Bank of America Corp.	94,200	914,682
Capital One Financial Corp.	35,200	1,682,560
Citigroup, Inc.	46,650	1,788,561
First Cash Financial Services, Inc. *	10,400	450,008
Interactive Brokers Group, Inc., Class A	53,100	803,934
JPMorgan Chase & Co.	78,300	3,167,235
Legg Mason, Inc.	43,200	1,270,944
PHH Corp. *	13,500	253,260
Raymond James Financial, Inc.	2,400	76,224
SLM Corp.	78,100	1,217,579
State Street Corp.	40,000	1,658,800
The NASDAQ OMX Group, Inc. *	11,400	274,398
UBS AG - Reg’d *	70,700	1,165,136

		16,114,433

Insurance 28.1%
Aflac, Inc.	14,500	667,870
American Equity Investment Life Holding Co.	64,100	760,867
American Financial Group, Inc.	42,450	1,442,451
American National Insurance Co.	600	44,964
Assurant, Inc.	11,100	395,382
Berkshire Hathaway, Inc., Class B *	23,100	1,713,327
CNA Financial Corp.	1,600	44,064
CNO Financial Group, Inc. *	53,300	391,755
FBL Financial Group, Inc., Class A	26,600	837,368
Fidelity National Financial, Inc., Class A	81,000	1,320,300
Loews Corp.	31,400	1,251,918
Principal Financial Group, Inc.	26,300	726,669
Prudential Financial, Inc.	13,500	792,180
Reinsurance Group of America, Inc.	16,400	954,644
Symetra Financial Corp.	9,400	118,064
The Hartford Financial Services Group, Inc.	20,000	468,400
Torchmark Corp.	4,800	193,872
Unitrin, Inc.	14,200	400,014

		12,524,109

Real Estate 15.8%
American Campus Communities, Inc.	6,000	223,320
Apartment Investment & Management Co., Class A	18,800	513,240
Ashford Hospitality Trust	29,700	323,730
BRE Properties, Inc.	5,900	309,632
Camden Property Trust	5,500	368,885
CB Richard Ellis Group, Inc., Class A *	17,200	374,960
CBL & Associates Properties, Inc.	12,700	225,552
Duke Realty Corp.	20,500	287,820
Pennsylvania REIT	15,500	226,300
RAIT Financial Trust (a)	31,632	175,874
Rayonier, Inc.	8,700	560,715
Simon Property Group, Inc.	5,159	621,711
SL Green Realty Corp.	5,300	434,706
Strategic Hotel & Resorts, Inc. *	43,600	296,480
Sunstone Hotel Investors, Inc. *	21,000	187,110
Taubman Centers, Inc.	4,700	281,530
The Macerich Co.	7,800	414,414
Vornado Realty Trust	8,400	785,820
Weyerhaeuser Co.	22,800	455,772

		7,067,571

Total Common Stock
(Cost $43,060,493)		44,444,163

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Citibank
0.03%, 08/01/11	121,245	121,245

Total Short-Term Investment
(Cost $121,245)		121,245

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	172,083	172,083

Total Collateral Invested for Securities on Loan
(Cost $172,083)		172,083

End of Collateral Invested for Securities on Loan.

At 07/31/11, the tax basis cost of the fund’s investments was $43,181,864 and the unrealized appreciation and depreciation were $3,385,577 and ($2,002,033), respectively, with a net unrealized appreciation of $1,383,544.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$44,444,163	$—	$—	$44,444,163
Short-Term Investment(a)	—	121,245	—	121,245

Total	$44,444,163	$121,245	$—	$44,565,408

Other Financial Instruments
Collateral Invested for Securities on Loan	$172,083	$—	$—	$172,083

(a)	As categorized in Portfolio Holdings.

REG46836JUL11

 3

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

76.4%	Common Stock	254,986,130	332,158,260
20.2%	Foreign Common Stock	72,743,953	87,672,670
0.0%	Warrants	3,798	11,708
3.2%	Short-Term Investments	13,674,336	13,674,336

99.8%	Total Investments	341,408,217	433,516,974
0.2%	Other Assets and Liabilities, Net		1,078,517

100.0%	Total Net Assets		434,595,491

	Number	Value
Security	of Shares	($)

Common Stock 76.4% of net assets

Health Care Equipment & Services 27.2%
AmerisourceBergen Corp.	200,000	7,662,000
Analogic Corp.	10,000	537,900
Baxter International, Inc.	115,000	6,689,550
Becton, Dickinson & Co.	40,000	3,344,400
Cardinal Health, Inc.	100,000	4,376,000
Cerner Corp. *	100,000	6,649,000
CIGNA Corp.	97,000	4,827,690
Coventry Health Care, Inc. *	25,000	800,000
DaVita, Inc. *	100,000	8,354,000
Greatbatch, Inc. *	56,000	1,395,520
Health Management Associates, Inc., Class A *	100,000	950,000
Henry Schein, Inc. *	30,000	1,993,800
Hologic, Inc. *	350,000	6,499,500
Humana, Inc.	100,000	7,458,000
Integra LifeSciences Holdings *	75,000	3,380,250
Invacare Corp.	175,000	5,246,500
LifePoint Hospitals, Inc. *	75,000	2,782,500
McKesson Corp.	100,000	8,112,000
Sirona Dental Systems, Inc. *	115,000	5,816,700
SonoSite, Inc. *	20,000	653,200
Symmetry Medical, Inc. *	50,000	481,500
Tenet Healthcare Corp. *	200,000	1,112,000
The Cooper Cos., Inc.	119,000	9,102,310
UnitedHealth Group, Inc.	265,000	13,151,950
Varian Medical Systems, Inc. *	60,000	3,765,600
Wright Medical Group, Inc. *	147,000	2,299,080
Zimmer Holdings, Inc. *	15,000	900,300

		118,341,250

Pharmaceuticals, Biotechnology & Life Sciences 49.2%
Abbott Laboratories	150,000	7,698,000
Agilent Technologies, Inc. *	39,000	1,644,240
Alexion Pharmaceuticals, Inc. *	170,000	9,656,000
Allergan, Inc.	141,000	11,464,710
Amgen, Inc. *	295,000	16,136,500
Bio-Rad Laboratories, Inc., Class A *	30,000	3,270,000
Biogen Idec, Inc. *	116,000	11,816,920
Bristol-Myers Squibb Co.	530,000	15,189,800
Celgene Corp. *	50,000	2,965,000
Cubist Pharmaceuticals, Inc. *	236,000	8,016,920
Eli Lilly & Co.	385,000	14,745,500
Emergent Biosolutions, Inc. *	30,000	619,500
Enzon Pharmaceuticals, Inc. *	85,000	826,200
Gilead Sciences, Inc. *	35,000	1,482,600
Impax Laboratories, Inc. *	110,000	2,329,800
Johnson & Johnson	262,000	16,974,980
Life Technologies Corp. *	190,000	8,555,700
Merck & Co., Inc.	417,000	14,232,210
Mettler-Toledo International, Inc. *	5,000	774,050
Mylan, Inc. *	289,000	6,583,420
Nabi Biopharmaceuticals *	125,000	246,250
Par Pharmaceutical Cos., Inc. *	200,000	6,478,000
PerkinElmer, Inc.	133,000	3,253,180
Perrigo Co.	50,000	4,515,500
Pfizer, Inc.	864,000	16,623,360
Rigel Pharmaceuticals, Inc. *	25,000	217,250
SuperGen, Inc. *	280,000	856,800
The Medicines Co. *	75,000	1,123,500
Thermo Fisher Scientific, Inc. *	196,000	11,777,640
United Therapeutics Corp. *	48,000	2,754,240
ViroPharma, Inc. *	88,000	1,591,040
Watson Pharmaceuticals, Inc. *	140,000	9,398,200

		213,817,010

Total Common Stock
(Cost $254,986,130)		332,158,260

Foreign Common Stock 20.2% of net assets

Australia 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
CSL Ltd.	276,000	9,304,392

Denmark 2.0%

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
H. Lundbeck A/S	21,000	525,453
Novo Nordisk A/S, Class B	65,700	8,036,478

		8,561,931

France 4.0%

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Sanofi	225,500	17,521,463

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Germany 0.8%

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	26,000	2,080,005
Stada Arzneimittel AG	40,000	1,524,001

		3,604,006

Italy 0.4%

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Recordati S.p.A.	142,000	1,546,941

Japan 2.1%

Health Care Equipment & Services 0.1%
Fukuda Denshi Co., Ltd.	16,000	512,924

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Taisho Pharmaceutical Co., Ltd.	15,000	351,786
Takeda Pharmaceutical Co., Ltd.	176,000	8,394,840

		8,746,626

		9,259,550

Spain 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	60,500	575,850

Sweden 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	20,000	247,004

Switzerland 6.4%

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Novartis AG - Reg’d	238,800	14,638,936
Roche Holding AG	74,400	13,350,769

		27,989,705

United Kingdom 2.1%

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	186,500	9,061,828

Total Foreign Common Stock
(Cost $72,743,953)		87,672,670

Warrants 0.0% of net assets

Malaysia 0.0%

Health Care Equipment & Services 0.0%
KPJ Healthcare Bhd *	12,500	11,708

Total Warrants
(Cost $3,798)		11,708

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
Bank of America
0.03%, 08/01/11	56,969	56,969
Citibank
0.03%, 08/01/11	13,617,367	13,617,367

Total Short-Term Investments
(Cost $13,674,336)		13,674,336

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $341,532,802 and the unrealized appreciation and depreciation were $97,247,727 and ($5,263,555), respectively, with a net unrealized appreciation of $91,984,172.

At 07/31/11, the values of certain foreign securities held by the fund aggregating $87,425,666 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	120	7,730,400	147,390

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$332,158,260	$—	$—	$332,158,260
Foreign Common Stock(a)	—	87,425,666	—	87,425,666
Sweden(a)	247,004	—	—	247,004
Warrants(a)	11,708	—	—	11,708
Short-Term Investments(a)	—	13,674,336	—	13,674,336

Total	$332,416,972	$101,100,002	$—	$433,516,974

Other Financial Instruments
Futures Contracts*	$147,390	$—	$—	$147,390

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46837JUL11

 3

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Common Stock	57,480,993	64,249,469
3.0%	Other Investment Companies	1,863,675	2,022,873

99.7%	Total Investments	59,344,668	66,272,342
0.3%	Other Assets and Liabilities, Net		201,501

100.0%	Net Assets		66,473,843

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Australia 6.3%

Capital Goods 0.5%
UGL Ltd.	24,283	357,620

Commercial & Professional Supplies 0.6%
Brambles Ltd.	52,222	396,488

Diversified Financials 1.6%
Challenger Ltd.	99,231	532,735
IOOF Holdings Ltd.	71,979	511,283

		1,044,018

Health Care Equipment & Services 0.6%
Ansell Ltd.	26,685	409,463

Materials 3.0%
BHP Billiton Ltd.	23,790	1,087,811
Orica Ltd.	12,314	347,014
Rio Tinto Ltd.	6,037	528,916

		1,963,741

		4,171,330

Austria 1.6%

Banks 0.2%
Erste Group Bank AG	2,304	110,155

Capital Goods 0.0%
Strabag SE - BR	1,097	31,554

Energy 0.7%
OMV AG	11,068	441,195

Transportation 0.7%
Oesterreichische Post AG	15,840	471,306

		1,054,210

Belgium 2.0%

Banks 0.7%
KBC GROEP N.V.	12,800	451,650

Diversified Financials 0.6%
Banque Nationale de Belgique	93	390,338

Food & Staples Retailing 0.7%
Delhaize Group	6,454	464,800

		1,306,788

Brazil 0.7%

Capital Goods 0.3%
Embraer S.A.	31,200	225,523

Consumer Durables & Apparel 0.4%
Ez Tec Empreendimentos e Participacoes SA	24,900	240,836

		466,359

Canada 3.3%

Banks 0.4%
National Bank of Canada	3,300	255,759

Commercial & Professional Supplies 0.3%
Transcontinental, Inc., Class A	13,200	210,962

Consumer Durables & Apparel 0.3%
Gildan Activewear, Inc.	6,200	185,848

Materials 2.1%
AuRico Gold, Inc. *	27,100	329,018
Canfor Corp. *	12,100	130,314
Centerra Gold, Inc.	8,700	170,549
Inmet Mining Corp.	3,700	255,548
Lundin Mining Corp. *	22,200	166,828
Potash Corp. of Saskatchewan, Inc.	2,400	138,557
Teck Resources Ltd., Class B	4,200	208,099

		1,398,913

Utilities 0.2%
ATCO Ltd., Class I	2,400	154,733

		2,206,215

Chile 0.4%

Capital Goods 0.4%
Quinenco S.A.	72,184	241,245

China 1.4%

Capital Goods 0.7%
Harbin Power Equipment Co., Ltd.	204,000	268,884
Shanghai Electric Group Co., Ltd., Class H	378,000	200,533

		469,417

Consumer Durables & Apparel 0.4%
Luthai Textile Co., Ltd., Class B	234,785	226,333

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.3%
China Petroleum & Chemical Corp., Class H	228,000	225,850

		921,600

Denmark 2.4%

Food, Beverage & Tobacco 0.5%
Carlsberg A/S, Class B	3,745	367,865

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
H. Lundbeck A/S	21,033	526,278
Novo Nordisk A/S, Class B	5,812	710,929

		1,237,207

		1,605,072

Finland 0.7%

Capital Goods 0.7%
Wartsila Oyj	15,580	448,397

France 7.6%

Banks 1.5%
BNP Paribas S.A.	11,653	755,741
Natixis	47,340	214,752

		970,493

Capital Goods 0.2%
Safran S.A.	2,531	105,210

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	2,547	407,072

Energy 1.7%
Total S.A.	20,907	1,129,989

Media 1.0%
Metropole Television S.A.	21,756	496,508
Vivendi	7,131	170,530

		667,038

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Sanofi	11,041	857,891

Retailing 0.9%
PPR	3,358	620,589

Telecommunication Services 0.4%
France Telecom S.A.	13,408	277,442

		5,035,724

Germany 5.7%

Automobiles & Components 0.6%
Bayerische Motoren Werke AG	3,923	392,189

Food, Beverage & Tobacco 1.1%
KWS Saat AG	940	197,875
Suedzucker AG	14,190	500,329

		698,204

Insurance 0.7%
Allianz SE - Reg’d	2,601	338,949
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	902	133,109

		472,058

Materials 0.9%
BASF SE	6,876	620,980

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Bayer AG - Reg’d	10,532	842,562
Stada Arzneimittel AG	6,277	239,154

		1,081,716

Real Estate 0.2%
Patrizia Immobilien AG *	21,308	142,463

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	36,553	366,775

		3,774,385

Hong Kong 6.8%

Capital Goods 0.3%
NWS Holdings Ltd.	125,000	181,252

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial (Holdings) Ltd.	21,500	68,950

Diversified Financials 0.8%
Guoco Group Ltd.	41,000	500,007

Energy 0.6%
CNOOC Ltd.	174,000	387,326

Real Estate 3.4%
Cheung Kong (Holdings) Ltd.	40,000	609,873
Great Eagle Holdings Ltd.	148,000	487,411
Hongkong Land Holdings Ltd.	64,000	429,324
Hysan Development Co., Ltd.	37,000	173,396
Midland Holdings Ltd.	494,000	287,123
Soho China Ltd.	287,500	260,173
Sun Hung Kai Properties Ltd.	2,000	30,398

		2,277,698

Utilities 1.6%
CLP Holdings Ltd.	53,000	490,148
Power Assets Holdings Ltd.	72,000	595,862

		1,086,010

		4,501,243

Israel 0.8%

Materials 0.8%
Israel Chemicals Ltd.	32,556	547,381

Italy 2.4%

Banks 0.3%
Banca Monte dei Paschi di Siena S.p.A.	240,446	180,206

Energy 0.8%
Eni S.p.A.	23,399	508,485

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	11,391	31,917

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Recordati S.p.A.	47,023	512,266

Telecommunication Services 0.4%
Telecom Italia S.p.A.	231,155	290,859

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Autostrada Torino-Milano S.p.A.	7,563	88,356

		1,612,089

Japan 17.3%

Automobiles & Components 0.9%
Honda Motor Co., Ltd.	4,700	186,477
The Yokohama Rubber Co., Ltd.	69,000	418,348

		604,825

Banks 0.8%
Aozora Bank Ltd.	230,000	560,968

Capital Goods 1.0%
Mitsubishi Heavy Industries Ltd.	121,000	563,955
Taisei Corp.	37,000	88,385

		652,340

Consumer Services 0.1%
Oriental Land Co., Ltd.	600	56,240

Diversified Financials 1.9%
Century Tokyo Leasing Corp.	16,300	314,360
Jaccs Co., Ltd.	95,000	288,467
Promise Co., Ltd. *	71,300	625,605

		1,228,432

Food & Staples Retailing 0.6%
Aeon Co., Ltd.	33,000	415,590

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	45,000	557,816

Health Care Equipment & Services 0.9%
Terumo Corp.	10,000	561,597

Household & Personal Products 1.2%
Kao Corp.	21,800	616,487
Kobayashi Pharmaceutical Co., Ltd.	2,500	128,741
Lion Corp.	9,000	49,230

		794,458

Media 1.6%
Avex Group Holdings, Inc.	8,500	115,355
Nippon Television Network Corp.	2,360	359,546
SKY Perfect JSAT Holdings, Inc.	1,305	572,257

		1,047,158

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Taisho Pharmaceutical Co., Ltd.	13,000	304,882
Takeda Pharmaceutical Co., Ltd.	9,200	438,821

		743,703

Real Estate 0.9%
Daiwa House Industry Co., Ltd.	42,000	566,005

Retailing 0.5%
K’s Holdings Corp.	7,500	350,831

Semiconductors & Semiconductor Equipment 0.8%
Dainippon Screen Mfg. Co., Ltd.	70,000	550,310

Software & Services 1.8%
Capcom Co., Ltd.	23,800	623,467
Nihon Unisys Ltd.	90,900	548,218

		1,171,685

Technology Hardware & Equipment 0.1%
Hitachi Ltd.	14,000	86,330

Transportation 2.3%
Central Japan Railway Co.	72	620,426
Sankyu, Inc.	112,000	539,496
Seino Holdings Co., Ltd.	51,000	392,131

		1,552,053

		11,500,341

Mexico 0.5%

Materials 0.5%
Industrias Penoles S.A. de C.V.	7,520	324,126

Netherlands 1.9%

Capital Goods 1.2%
CNH Global N.V. *	4,500	171,630
European Aeronautic Defence & Space Co.	18,029	625,094

		796,724

Materials 0.4%
Koninklijke DSM N.V.	4,839	274,364

Semiconductors & Semiconductor Equipment 0.3%
STMicroelectronics N.V.	22,386	176,495

		1,247,583

New Zealand 0.5%

Telecommunication Services 0.5%
Telecom Corp. of New Zealand Ltd.	136,001	312,702

Norway 1.0%

Energy 1.0%
TGS Nopec Geophysical Co., A.S.A.	24,009	700,313

Republic of Korea 1.6%

Automobiles & Components 0.7%
Hyundai Motor Co.	430	95,730
Kia Motors Corp.	4,704	344,863

		440,593

Capital Goods 0.1%
LG Corp.	801	59,874

Food, Beverage & Tobacco 0.1%
Nongshim Co., Ltd.	421	101,027

Retailing 0.4%
GS Home Shopping, Inc.	1,879	249,625

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	290	232,221

		1,083,340

Singapore 1.5%

Capital Goods 0.4%
SembCorp Industries Ltd.	29,000	121,907
SembCorp Marine Ltd.	36,000	160,966

		282,873

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.3%
China Minzhong Food Corp., Ltd. *	184,000	216,602

Real Estate 0.8%
UOL Group Ltd.	124,000	530,587

		1,030,062

South Africa 1.2%

Materials 1.2%
Kumba Iron Ore Ltd.	3,666	279,104
Mondi Ltd.	26,843	212,918
Mpact Ltd. *	26,843	55,027
Nampak Ltd.	78,188	259,465

		806,514

Spain 1.4%

Banks 0.8%
Banco Popular Espanol S.A.	43,224	223,277
CaixaBank	49,527	286,056

		509,333

Utilities 0.6%
Endesa S.A.	13,489	395,301

		904,634

Sweden 1.6%

Banks 0.9%
Nordea Bank AB	53,371	567,655

Commercial & Professional Supplies 0.7%
Loomis AB, B Shares	36,367	492,782

		1,060,437

Switzerland 4.7%

Diversified Financials 0.6%
GAM Holding AG *	24,425	378,921

Materials 0.9%
Clariant AG - Reg’d *	21,688	341,016
Syngenta AG - Reg’d *	827	263,262

		604,278

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Novartis AG - Reg’d	18,957	1,162,103
Roche Holding AG	3,694	662,873

		1,824,976

Retailing 0.5%
Charles Voegele Holding AG - BR *	6,803	343,154

Transportation 0.0%
Swissair Group (a)(b)*	30	—

		3,151,329

Taiwan 0.5%

Automobiles & Components 0.1%
China Motor Corp.	40,000	46,608

Real Estate 0.4%
Chong Hong Construction Co., Ltd.	102,000	322,773

		369,381

Thailand 0.9%

Diversified Financials 0.4%
Thanachart Capital PCL	279,900	286,234

Energy 0.2%
PTT PCL	11,400	132,634

Utilities 0.3%
Electricity Generating PCL	61,800	195,588

		614,456

Turkey 0.7%

Automobiles & Components 0.3%
Ford Otomotiv Sanayi A/S	24,503	192,390

Utilities 0.4%
Aygaz A.S.	39,938	248,231

		440,621

United Kingdom 19.3%

Commercial & Professional Supplies 2.0%
Berendsen plc	60,597	537,067
Experian plc	27,522	361,787
Michael Page International plc	54,826	449,700

		1,348,554

Consumer Durables & Apparel 0.8%
Persimmon plc	65,989	497,988

Consumer Services 0.1%
Restaurant Group plc	17,386	83,446

Energy 2.2%
Premier Oil plc *	57,124	379,084
Royal Dutch Shell plc, B Shares	28,837	1,055,885

		1,434,969

Food, Beverage & Tobacco 0.7%
Tate & Lyle plc	48,334	481,717

Insurance 0.8%
Lancashire Holdings Ltd.	49,025	560,537

Materials 4.7%
Croda International plc	16,562	515,510
Fresnillo plc	17,549	503,488
Mondi plc	43,161	422,215
Rexam plc	84,613	514,125
Rio Tinto plc	13,270	936,713
Xstrata plc	10,046	211,954

		3,104,005

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	15,414	748,949

Real Estate 0.7%
Savills plc	78,446	435,742

Retailing 1.5%
Kingfisher plc	123,174	508,696

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WH Smith plc	60,037	499,315

		1,008,011

Software & Services 0.9%
Logica plc	175,654	335,016
The Sage Group plc	63,152	283,729

		618,745

Technology Hardware & Equipment 0.8%
Spectris plc	19,932	512,771

Telecommunication Services 2.3%
BT Group plc	180,505	593,768
Vodafone Group plc	334,794	938,881

		1,532,649

Transportation 0.7%
Northgate plc *	87,925	443,509

		12,811,592

Total Common Stock
(Cost $57,480,993)		64,249,469

Other Investment Companies 3.0% of net assets

United States 3.0%
iShares MSCI EAFE Index Fund	20,000	1,173,000
State Street Institutional Liquid Reserves Fund - Institutional Class	849,873	849,873

Total Other Investment Companies
(Cost $1,863,675)		2,022,873

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $59,501,729 and the unrealized appreciation and depreciation were $8,925,422 and ($2,154,809), respectively, with a net unrealized appreciation of $6,770,613.

At 07/31/11, the values of certain foreign securities held by the fund aggregating $56,394,853 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$28,601,147	$—	$28,601,147
Belgium(a)	—	451,650	—	451,650
Diversified Financials	390,338	—	—	390,338
Food & Staples Retailing	464,800	—	—	464,800
Brazil(a)	466,359	—	—	466,359
Canada(a)	2,206,215	—	—	2,206,215
Chile(a)	241,245	—	—	241,245
Germany(a)	—	2,933,718	—	2,933,718
Food, Beverage & Tobacco	197,875	500,329	—	698,204
Real Estate	142,463	—	—	142,463
Hong Kong(a)	—	3,415,233	—	3,415,233
Utilities	595,862	490,148	—	1,086,010
Italy(a)	—	1,580,172	—	1,580,172
Health Care Equipment & Services	31,917	—	—	31,917
Mexico(a)	324,126	—	—	324,126
Netherlands(a)	—	450,859	—	450,859
Capital Goods	171,630	625,094	—	796,724
Republic of Korea(a)	—	982,313	—	982,313
Food, Beverage & Tobacco	101,027	—	—	101,027
South Africa
Materials	55,027	751,487	—	806,514
Sweden(a)	—	567,655	—	567,655
Commercial & Professional Supplies	492,782	—	—	492,782
Switzerland(a)	—	2,808,175	—	2,808,175
Retailing	343,154	—	—	343,154
Transportation	—	—	—	—
Thailand(a)	—	195,588	—	195,588
Diversified Financials	286,234	—	—	286,234
Energy	132,634	—	—	132,634
Turkey(a)	—	192,390	—	192,390
Utilities	248,231	—	—	248,231
United Kingdom(a)	—	11,848,895	—	11,848,895
Consumer Services	83,446	—	—	83,446
Real Estate	435,742	—	—	435,742
Transportation	443,509	—	—	443,509
Other Investment Companies(a)	2,022,873	—	—	2,022,873

Total	$9,877,489	$56,394,853	$—	$66,272,342

6

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46827JUL11

 7

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	1,222,081,490	1,371,546,173
0.0%	Other Investment Company	360,418	360,418

99.7%	Total Investments	1,222,441,908	1,371,906,591
0.3%	Collateral Invested for Securities on Loan	4,184,516	4,184,516
0.0%	Other Assets and Liabilities, Net		(720,733)

100.0%	Net Assets		1,375,370,374

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.2%
Autoliv, Inc.	9,300	615,288
BorgWarner, Inc. *	5,350	425,967
Cooper Tire & Rubber Co.	7,100	119,706
Dana Holding Corp. *	28,300	471,761
Exide Technologies *	16,200	115,992
Ford Motor Co. *	494,474	6,037,528
General Motors Co. *	79,200	2,192,256
Gentex Corp.	12,100	342,914
Harley-Davidson, Inc.	20,960	909,454
Johnson Controls, Inc.	65,410	2,416,900
Lear Corp.	5,200	254,800
Tenneco, Inc. *	7,760	309,934
The Goodyear Tire & Rubber Co. *	95,790	1,548,924
TRW Automotive Holdings Corp. *	18,150	916,031

		16,677,455

Banks 3.6%
Associated Banc-Corp	29,660	404,859
Astoria Financial Corp.	16,355	190,536
BancorpSouth, Inc.	13,245	179,337
Bank of Hawaii Corp.	6,720	301,123
BB&T Corp.	115,575	2,967,966
CapitalSource, Inc.	76,900	496,774
CIT Group, Inc. *	18,000	715,320
City National Corp.	4,720	253,370
Comerica, Inc.	25,700	823,171
Commerce Bancshares, Inc.	8,523	348,676
Cullen/Frost Bankers, Inc.	6,000	323,280
East West Bancorp, Inc.	10,100	187,456
F.N.B. Corp.	15,200	152,000
Fifth Third Bancorp	119,890	1,516,608
First Horizon National Corp.	49,966	449,194
First Niagara Financial Group, Inc.	29,600	362,600
FirstMerit Corp.	13,225	193,217
Fulton Financial Corp.	30,680	311,402
Hancock Holding Co.	10,552	347,688
Hudson City Bancorp, Inc.	74,290	612,893
Huntington Bancshares, Inc.	119,127	720,123
KeyCorp	181,490	1,459,180
M&T Bank Corp.	14,986	1,292,393
MGIC Investment Corp. *	54,000	214,920
New York Community Bancorp, Inc.	50,365	681,438
People’s United Financial, Inc.	46,752	592,815
PNC Financial Services Group, Inc.	64,745	3,515,006
Popular, Inc. *	196,480	471,552
Regions Financial Corp.	298,825	1,819,844
SunTrust Banks, Inc.	98,160	2,403,938
Susquehanna Bancshares, Inc.	23,000	173,190
SVB Financial Group *	3,800	231,876
Synovus Financial Corp.	233,410	427,140
TCF Financial Corp.	18,765	238,691
Trustmark Corp.	7,700	167,783
U.S. Bancorp	233,200	6,077,192
Umpqua Holdings Corp.	13,900	157,904
Valley National Bancorp	21,644	284,619
Washington Federal, Inc.	12,450	210,530
Webster Financial Corp.	11,125	227,173
Wells Fargo & Co.	593,625	16,585,882
Zions Bancorp	37,435	819,827

		49,910,486

Capital Goods 8.1%
3M Co.	55,775	4,860,233
Acuity Brands, Inc.	3,020	147,044
Aecom Technology Corp. *	19,600	484,904
AerCap Holdings N.V. *	12,600	155,232
AGCO Corp. *	11,940	566,195
Alliant Techsystems, Inc.	6,820	444,869
AMETEK, Inc.	6,465	274,763
BE Aerospace, Inc. *	8,800	350,240
Brady Corp., Class A	4,400	130,240
Briggs & Stratton Corp.	8,935	153,146
Carlisle Cos., Inc.	6,450	278,833
Caterpillar, Inc.	45,945	4,538,907
Cooper Industries plc	13,670	715,078
Crane Co.	4,995	231,368
Cummins, Inc.	9,884	1,036,634
Curtiss-Wright Corp.	10,200	325,992
Danaher Corp.	33,700	1,655,007
Deere & Co.	28,686	2,252,138
Donaldson Co., Inc.	4,500	249,210
Dover Corp.	15,975	966,008
Eaton Corp.	14,520	696,234
EMCOR Group, Inc. *	16,140	450,629
Emerson Electric Co.	58,450	2,869,310
EnerSys *	4,500	143,910
Esterline Technologies Corp. *	3,400	259,658
Fastenal Co.	12,640	425,336

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Flowserve Corp.	2,625	260,873
Fluor Corp.	15,140	961,844
Foster Wheeler AG *	11,570	313,547
Gardner Denver, Inc.	2,100	179,109
GATX Corp.	7,035	277,390
General Cable Corp. *	8,400	334,068
General Dynamics Corp.	44,725	3,047,561
General Electric Co.	1,510,825	27,058,876
Goodrich Corp.	9,055	861,493
Granite Construction, Inc.	7,800	182,364
Harsco Corp.	13,135	360,030
Honeywell International, Inc.	67,640	3,591,684
Hubbell, Inc., Class B	4,830	287,240
Huntington Ingalls Industries, Inc. *	7,015	234,862
Illinois Tool Works, Inc.	47,570	2,368,986
Ingersoll-Rand plc	30,242	1,131,656
ITT Corp.	16,455	877,710
Jacobs Engineering Group, Inc. *	16,540	647,376
Joy Global, Inc.	4,300	403,856
KBR, Inc.	20,900	745,085
Kennametal, Inc.	8,740	344,618
L-3 Communications Holdings, Inc.	17,935	1,419,017
Lennox International, Inc.	5,935	219,476
Lincoln Electric Holdings, Inc.	6,200	212,164
Lockheed Martin Corp.	50,035	3,789,151
Masco Corp.	93,250	983,787
Meritor, Inc. *	11,635	157,073
Mueller Industries, Inc.	4,600	172,638
Navistar International Corp. *	13,900	713,209
Northrop Grumman Corp.	48,995	2,964,687
Oshkosh Corp. *	16,320	405,062
Owens Corning, Inc. *	17,150	610,197
PACCAR, Inc.	36,242	1,551,520
Pall Corp.	5,940	294,505
Parker Hannifin Corp.	12,117	957,485
Pentair, Inc.	10,150	373,621
Precision Castparts Corp.	6,116	987,000
Quanta Services, Inc. *	22,200	411,144
Raytheon Co.	51,510	2,304,042
Regal-Beloit Corp.	3,000	181,890
Rockwell Automation, Inc.	7,850	563,316
Rockwell Collins, Inc.	10,130	558,062
Roper Industries, Inc.	4,900	399,987
Snap-on, Inc.	4,930	280,320
Spirit AeroSystems Holdings, Inc., Class A *	10,100	206,949
SPX Corp.	7,035	529,313
Stanley Black & Decker, Inc.	11,903	782,860
Teledyne Technologies, Inc. *	3,300	178,959
Terex Corp. *	19,725	438,092
Textron, Inc.	40,120	927,976
The Boeing Co.	74,740	5,266,928
The Manitowoc Co., Inc.	14,800	207,052
The Shaw Group, Inc. *	11,240	290,891
The Timken Co.	11,165	487,576
Thomas & Betts Corp. *	5,200	253,656
Trinity Industries, Inc.	12,625	376,099
Tutor Perini Corp.	8,800	138,864
Tyco International Ltd.	61,665	2,731,143
United Rentals, Inc. *	17,800	409,578
United Technologies Corp.	80,015	6,628,443
URS Corp. *	14,393	587,666
USG Corp. (b)*	11,625	132,293
W.W. Grainger, Inc.	5,335	791,554
WABCO Holdings, Inc. *	2,700	170,235
WESCO International, Inc. *	8,400	425,796

		111,602,622

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	16,450	518,998
Cintas Corp.	19,250	626,587
Corrections Corp. of America *	12,290	263,743
Covanta Holding Corp.	14,015	242,179
Deluxe Corp.	7,445	175,255
Equifax, Inc.	10,530	361,811
FTI Consulting, Inc. *	5,100	185,079
HNI Corp.	6,520	136,333
Iron Mountain, Inc.	18,155	574,243
Kelly Services, Inc., Class A *	9,540	149,301
Manpower, Inc.	15,345	775,229
Nielsen Holdings N.V. *	9,400	281,624
Pitney Bowes, Inc.	38,105	821,163
R.R. Donnelley & Sons Co.	62,540	1,176,377
Republic Services, Inc.	35,224	1,022,553
Robert Half International, Inc.	10,610	290,502
Stericycle, Inc. *	1,900	156,028
The Brink’s Co.	6,320	188,589
The Dun & Bradstreet Corp.	2,300	166,865
United Stationers, Inc.	11,050	354,595
Waste Connections, Inc.	7,800	251,472
Waste Management, Inc.	63,855	2,010,794

		10,729,320

Consumer Durables & Apparel 1.1%
Brunswick Corp.	9,170	200,181
Coach, Inc.	9,375	605,250
D.R. Horton, Inc.	60,090	713,869
Eastman Kodak Co. (b)*	180,840	434,016
Fortune Brands, Inc.	18,100	1,089,801
Garmin Ltd. (b)	14,770	481,945
Hanesbrands, Inc. *	15,800	482,058
Harman International Industries, Inc.	5,420	225,472
Hasbro, Inc.	10,965	433,776
Jarden Corp.	12,177	377,365
KB HOME (b)	16,760	142,292
Leggett & Platt, Inc.	24,520	532,084
Liz Claiborne, Inc. *	41,745	267,168
M.D.C. Holdings, Inc.	6,835	154,539
Mattel, Inc.	34,235	912,705
Meritage Homes Corp. *	6,500	142,025
Mohawk Industries, Inc. *	13,735	714,632
Newell Rubbermaid, Inc.	39,650	615,368
NIKE, Inc., Class B	16,628	1,499,014
NVR, Inc. *	603	410,094
Polaris Industries, Inc.	2,900	343,795
Polo Ralph Lauren Corp.	3,620	488,954
PulteGroup, Inc. *	81,652	560,949
PVH Corp.	4,000	286,200
The Jones Group, Inc.	22,075	285,651
The Warnaco Group, Inc. *	3,100	165,230
Toll Brothers, Inc. *	10,995	219,460
Tupperware Brands Corp.	4,800	299,952

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VF Corp.	10,545	1,231,656
Whirlpool Corp.	17,355	1,201,487

		15,516,988

Consumer Services 1.4%
Apollo Group, Inc., Class A *	12,450	632,834
Boyd Gaming Corp. *	16,525	144,429
Brinker International, Inc.	17,455	419,269
Career Education Corp. *	10,135	229,963
Carnival Corp.	45,345	1,509,988
Darden Restaurants, Inc.	15,445	784,606
DeVry, Inc.	2,800	173,992
Domino’s Pizza, Inc. *	14,300	384,241
H&R Block, Inc.	39,065	584,412
Hyatt Hotels Corp., Class A *	3,400	131,886
International Game Technology	36,155	672,121
Jack in the Box, Inc. *	12,340	280,365
Las Vegas Sands Corp. *	9,870	465,667
Marriott International, Inc., Class A	21,789	708,142
McDonald’s Corp.	70,280	6,077,814
MGM Resorts International *	62,015	937,047
Penn National Gaming, Inc. *	11,140	467,100
Regis Corp.	10,675	158,524
Royal Caribbean Cruises Ltd. *	18,005	551,313
Service Corp. International	32,200	337,134
Starbucks Corp.	27,790	1,114,101
Starwood Hotels & Resorts Worldwide, Inc.	11,970	657,871
The Wendy’s Co.	51,300	270,351
Wyndham Worldwide Corp.	15,240	527,152
Wynn Resorts Ltd.	3,200	491,776
Yum! Brands, Inc.	24,030	1,269,265

		19,981,363

Diversified Financials 8.2%
Affiliated Managers Group, Inc. *	1,900	198,227
American Express Co.	117,325	5,870,943
Ameriprise Financial, Inc.	20,600	1,114,460
Bank of America Corp.	2,364,560	22,959,878
Bank of New York Mellon Corp.	129,552	3,253,051
BlackRock, Inc.	6,000	1,070,760
Capital One Financial Corp.	77,410	3,700,198
Citigroup, Inc.	542,833	20,812,217
CME Group, Inc.	5,420	1,567,410
Discover Financial Services	61,522	1,575,578
E*TRADE Financial Corp. *	39,697	630,388
Eaton Vance Corp.	7,700	206,514
Federated Investors, Inc., Class B (b)	13,530	289,136
Franklin Resources, Inc.	9,340	1,185,806
Interactive Brokers Group, Inc., Class A	18,500	280,090
IntercontinentalExchange, Inc. *	2,000	246,600
Invesco Ltd.	33,900	751,902
Jefferies Group, Inc.	7,300	138,043
JPMorgan Chase & Co.	558,642	22,597,069
Knight Capital Group, Inc., Class A *	13,900	157,209
Legg Mason, Inc.	22,120	650,770
Leucadia National Corp.	8,100	272,727
MF Global Holdings Ltd. *	38,400	283,008
Moody’s Corp.	11,670	415,569
Morgan Stanley	235,735	5,245,104
MSCI, Inc., Class A *	6,300	223,587
Northern Trust Corp.	23,260	1,044,490
NYSE Euronext	24,820	830,477
PHH Corp. *	21,590	405,028
Raymond James Financial, Inc.	10,035	318,712
SEI Investments Co.	9,100	179,998
SLM Corp.	63,835	995,188
State Street Corp.	52,236	2,166,227
T. Rowe Price Group, Inc.	11,745	667,116
TD Ameritrade Holding Corp.	27,970	513,529
The Charles Schwab Corp. (a)	79,315	1,184,173
The Goldman Sachs Group, Inc.	59,411	8,018,703
The NASDAQ OMX Group, Inc. *	20,330	489,343

		112,509,228

Energy 11.7%
Alpha Natural Resources, Inc. *	10,972	468,614
Anadarko Petroleum Corp.	34,115	2,816,534
Apache Corp.	20,520	2,538,734
Arch Coal, Inc.	12,000	307,200
Atwood Oceanics, Inc. *	3,800	177,460
Baker Hughes, Inc.	29,449	2,278,764
Bristow Group, Inc.	3,600	174,528
Cabot Oil & Gas Corp.	4,400	325,952
Cameron International Corp. *	11,580	647,785
Chesapeake Energy Corp.	53,620	1,841,847
Chevron Corp.	255,105	26,536,022
Cimarex Energy Co.	2,445	215,453
ConocoPhillips	250,410	18,027,016
CONSOL Energy, Inc.	12,435	666,516
Copano Energy LLC	4,600	151,018
CVR Energy, Inc. *	8,100	217,485
Denbury Resources, Inc. *	11,600	224,112
Devon Energy Corp.	30,140	2,372,018
Diamond Offshore Drilling, Inc.	9,320	632,176
Dresser-Rand Group, Inc. *	5,700	304,494
El Paso Corp.	43,920	902,556
Energen Corp.	4,910	288,757
EOG Resources, Inc.	12,150	1,239,300
EQT Corp.	9,080	576,398
Exterran Holdings, Inc. *	16,500	304,920
Exxon Mobil Corp.	508,784	40,595,875
FMC Technologies, Inc. *	8,080	368,448
Forest Oil Corp. *	8,050	209,300
General Maritime Corp. (b)	99,884	108,874
Halliburton Co.	53,165	2,909,720
Helix Energy Solutions Group, Inc. *	27,000	528,660
Helmerich & Payne, Inc.	5,895	407,050
Hess Corp.	41,550	2,848,668
HollyFrontier Corp.	8,651	652,199
Key Energy Services, Inc. *	11,800	229,982
Linn Energy L.L.C.	6,700	268,201
Marathon Oil Corp.	121,690	3,768,739
Marathon Petroleum Corp. *	60,995	2,670,971
McDermott International, Inc. *	27,110	546,809
Murphy Oil Corp.	22,875	1,469,033
Nabors Industries Ltd. *	39,400	1,040,554
National Oilwell Varco, Inc.	21,423	1,726,051
Newfield Exploration Co. *	8,700	586,554

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Noble Corp.	20,620	760,259
Noble Energy, Inc.	10,235	1,020,225
Occidental Petroleum Corp.	52,770	5,180,959
Oceaneering International, Inc.	5,600	241,920
Oil States International, Inc. *	4,800	387,360
Overseas Shipholding Group, Inc. (b)	7,820	190,339
Patterson-UTI Energy, Inc.	18,400	598,552
Peabody Energy Corp.	12,745	732,455
Petrohawk Energy Corp. *	21,100	805,809
Pioneer Natural Resources Co.	5,650	525,394
Plains Exploration & Production Co. *	14,900	581,249
QEP Resources, Inc.	12,950	567,599
Range Resources Corp.	6,600	430,056
Rowan Cos., Inc. *	8,600	336,862
Schlumberger Ltd.	59,500	5,377,015
SEACOR Holdings, Inc.	3,000	301,080
Ship Finance International Ltd.	12,318	195,856
SM Energy Co.	2,300	173,305
Southern Union Co.	13,380	575,340
Southwestern Energy Co. *	12,240	545,414
Spectra Energy Corp.	70,660	1,909,233
Sunoco, Inc.	49,280	2,003,232
Superior Energy Services, Inc. *	4,600	190,854
Targa Resources Corp.	8,400	283,584
Teekay Corp.	8,440	234,210
Tesoro Corp. *	53,360	1,296,114
The Williams Cos., Inc.	57,675	1,828,298
Tidewater, Inc.	4,820	261,919
Ultra Petroleum Corp. *	3,700	173,234
Unit Corp. *	4,710	282,647
USEC, Inc. *	43,800	149,358
Valero Energy Corp.	201,325	5,057,284
Weatherford International Ltd. *	70,990	1,556,101
Western Refining, Inc. *	13,950	284,999
Whiting Petroleum Corp. *	4,400	257,840
World Fuel Services Corp.	11,600	436,508

		160,903,810

Food & Staples Retailing 3.8%
BJ’s Wholesale Club, Inc. *	13,270	668,144
Casey’s General Stores, Inc.	5,612	252,540
Costco Wholesale Corp.	54,915	4,297,099
CVS Caremark Corp.	182,535	6,635,147
Nash Finch Co.	4,830	172,914
Rite Aid Corp. *	464,100	603,330
Ruddick Corp.	4,935	206,777
Safeway, Inc.	116,940	2,358,680
SUPERVALU, Inc.	245,320	2,109,752
Sysco Corp.	96,440	2,950,100
The Kroger Co.	168,020	4,178,657
The Pantry, Inc. *	22,420	399,524
United Natural Foods, Inc. *	6,400	267,200
Wal-Mart Stores, Inc.	408,125	21,512,269
Walgreen Co.	101,970	3,980,909
Whole Foods Market, Inc.	11,100	740,370
Winn-Dixie Stores, Inc. *	68,000	610,640

		51,944,052

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	378,280	9,948,764
Archer-Daniels-Midland Co.	105,605	3,208,280
Brown-Forman Corp., Class B	7,700	566,412
Bunge Ltd.	30,275	2,083,223
Campbell Soup Co.	24,930	823,937
Central European Distribution Corp. *	18,700	181,016
Chiquita Brands International, Inc. *	9,900	117,216
Coca-Cola Enterprises, Inc.	56,995	1,602,129
ConAgra Foods, Inc.	67,705	1,733,925
Constellation Brands, Inc., Class A *	25,705	524,125
Corn Products International, Inc.	7,300	371,497
Dean Foods Co. *	146,690	1,616,524
Dole Food Co., Inc. *	14,800	210,012
Dr Pepper Snapple Group, Inc.	23,000	868,480
Flowers Foods, Inc.	10,650	233,448
Fresh Del Monte Produce, Inc.	7,940	194,609
General Mills, Inc.	58,110	2,170,409
H.J. Heinz Co.	30,175	1,588,412
Hormel Foods Corp.	18,720	542,318
Kellogg Co.	23,780	1,326,448
Kraft Foods, Inc., Class A	201,892	6,941,047
Lorillard, Inc.	21,118	2,243,154
McCormick & Co., Inc. - Non Voting Shares	10,140	493,311
Mead Johnson Nutrition Co.	9,200	656,604
Molson Coors Brewing Co., Class B	18,480	832,524
PepsiCo, Inc.	116,608	7,467,576
Philip Morris International, Inc.	96,820	6,890,679
Ralcorp Holdings, Inc. *	7,700	666,050
Reynolds American, Inc.	53,350	1,877,920
Sara Lee Corp.	81,050	1,548,866
Smithfield Foods, Inc. *	37,306	821,478
The Coca-Cola Co.	138,265	9,403,403
The Hershey Co.	11,850	668,814
The JM Smucker Co.	10,725	835,692
Tyson Foods, Inc., Class A	71,980	1,263,969
Universal Corp.	5,120	188,006

		72,710,277

Health Care Equipment & Services 4.7%
Aetna, Inc.	55,160	2,288,588
Alere, Inc. *	8,200	241,818
AMERIGROUP Corp. *	6,600	363,000
AmerisourceBergen Corp.	77,240	2,959,065
Baxter International, Inc.	39,760	2,312,839
Becton, Dickinson & Co.	17,055	1,425,969
Boston Scientific Corp. *	282,765	2,024,597
Brookdale Senior Living, Inc. *	10,100	216,039
C.R. Bard, Inc.	4,900	483,532
Cardinal Health, Inc.	102,220	4,473,147
CareFusion Corp. *	27,310	720,711
Centene Corp. *	5,900	193,579
Cerner Corp. *	6,410	426,201
CIGNA Corp.	31,809	1,583,134
Community Health Systems, Inc. *	19,650	507,756
Coventry Health Care, Inc. *	32,950	1,054,400
Covidien plc	32,870	1,669,467
DaVita, Inc. *	8,480	708,419

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DENTSPLY International, Inc.	9,135	346,125
Edwards Lifesciences Corp. *	2,200	156,970
Express Scripts, Inc. *	27,740	1,505,172
Health Management Associates, Inc., Class A *	31,095	295,403
Health Net, Inc. *	33,470	941,176
Henry Schein, Inc. *	8,030	533,674
Hill-Rom Holdings, Inc.	6,000	223,740
Hologic, Inc. *	20,300	376,971
Humana, Inc.	29,940	2,232,925
Intuitive Surgical, Inc. *	800	320,440
Kindred Healthcare, Inc. *	11,600	218,544
Kinetic Concepts, Inc. *	6,700	448,498
Laboratory Corp. of America Holdings *	6,830	619,891
LifePoint Hospitals, Inc. *	12,230	453,733
Lincare Holdings, Inc.	12,102	309,690
Magellan Health Services, Inc. *	4,300	224,030
McKesson Corp.	57,100	4,631,952
Medco Health Solutions, Inc. *	53,810	3,383,573
MEDNAX, Inc. *	3,200	218,112
Medtronic, Inc.	82,465	2,972,863
Omnicare, Inc.	19,610	598,105
Owens & Minor, Inc.	14,002	427,061
Patterson Cos., Inc.	7,875	242,865
Quest Diagnostics, Inc.	15,555	840,126
St. Jude Medical, Inc.	17,660	821,190
STERIS Corp.	4,900	171,451
Stryker Corp.	15,945	866,451
Teleflex, Inc.	4,520	272,240
Tenet Healthcare Corp. *	99,275	551,969
The Cooper Cos., Inc.	2,500	191,225
UnitedHealth Group, Inc.	148,275	7,358,888
Universal American Corp.	19,100	181,641
Universal Health Services, Inc., Class B	10,550	523,702
Varian Medical Systems, Inc. *	5,220	327,607
VCA Antech, Inc. *	6,600	128,964
WellPoint, Inc.	94,170	6,361,184
Zimmer Holdings, Inc. *	16,640	998,733

		64,929,145

Household & Personal Products 1.9%
Avon Products, Inc.	41,625	1,091,824
Church & Dwight Co., Inc.	7,400	298,516
Colgate-Palmolive Co.	32,930	2,778,633
Energizer Holdings, Inc. *	7,920	638,669
Herbalife Ltd.	5,600	312,032
Kimberly-Clark Corp.	45,720	2,988,259
The Clorox Co.	10,910	781,047
The Estee Lauder Cos., Inc., Class A	4,460	467,899
The Procter & Gamble Co.	262,695	16,153,115

		25,509,994

Insurance 5.2%
ACE Ltd.	41,700	2,793,066
Aflac, Inc.	37,040	1,706,062
Alleghany Corp. *	518	170,634
Allied World Assurance Co. Holdings Ltd.	8,240	448,668
Alterra Capital Holdings Ltd.	7,200	156,888
American Financial Group, Inc.	7,740	263,005
American International Group, Inc. *	19,880	570,556
Aon Corp.	19,836	954,508
Arch Capital Group Ltd. *	21,675	732,615
Arthur J. Gallagher & Co.	10,740	302,009
Aspen Insurance Holdings Ltd.	11,325	293,318
Assurant, Inc.	21,355	760,665
Assured Guaranty Ltd.	14,600	206,590
Axis Capital Holdings Ltd.	17,850	568,880
Berkshire Hathaway, Inc., Class A *	66	7,359,000
Berkshire Hathaway, Inc., Class B *	97,311	7,217,557
Brown & Brown, Inc.	10,100	220,281
Cincinnati Financial Corp.	29,480	805,688
CNO Financial Group, Inc. *	106,100	779,835
Delphi Financial Group, Inc., Class A	7,300	196,516
Endurance Specialty Holdings Ltd.	6,830	278,254
Erie Indemnity Co., Class A	2,225	163,983
Everest Re Group Ltd.	7,925	650,801
Fidelity National Financial, Inc., Class A	101,325	1,651,597
Genworth Financial, Inc., Class A *	135,300	1,125,696
Hanover Insurance Group, Inc.	5,930	214,725
HCC Insurance Holdings, Inc.	13,835	416,849
Lincoln National Corp.	50,880	1,348,320
Loews Corp.	58,082	2,315,729
Markel Corp. *	913	365,583
Marsh & McLennan Cos., Inc.	50,250	1,481,873
MBIA, Inc. (b)*	18,910	173,972
Mercury General Corp.	4,430	164,530
MetLife, Inc.	81,805	3,371,184
Montpelier Re Holdings Ltd.	17,180	296,527
Old Republic International Corp.	43,060	449,546
PartnerRe Ltd.	10,730	716,979
Platinum Underwriters Holdings Ltd.	5,200	178,620
Primerica, Inc.	10,000	216,200
Principal Financial Group, Inc.	40,085	1,107,549
ProAssurance Corp. *	3,100	215,915
Protective Life Corp.	16,665	354,298
Prudential Financial, Inc.	61,840	3,628,771
Reinsurance Group of America, Inc.	10,300	599,563
RenaissanceRe Holdings Ltd.	6,825	474,952
RLI Corp.	2,700	170,505
Selective Insurance Group, Inc.	10,800	177,012
StanCorp Financial Group, Inc.	6,525	217,022
The Allstate Corp.	124,055	3,438,805
The Chubb Corp.	44,775	2,797,542
The Hartford Financial Services Group, Inc.	120,310	2,817,660
The Phoenix Cos., Inc. *	66,680	160,032
The Progressive Corp.	82,245	1,618,582
The Travelers Cos., Inc.	92,695	5,110,275
Torchmark Corp.	15,810	638,566
Transatlantic Holdings, Inc.	11,425	585,074
Unitrin, Inc.	13,850	390,155
Unum Group	46,925	1,144,501
Validus Holdings Ltd.	10,900	289,831
W. R. Berkley Corp.	19,760	608,410
White Mountains Insurance Group Ltd.	1,329	560,027
Willis Group Holdings plc	13,345	546,344

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
XL Group plc	57,485	1,179,592

		70,918,292

Materials 3.9%
Air Products & Chemicals, Inc.	17,275	1,532,811
Airgas, Inc.	4,300	295,410
AK Steel Holding Corp.	29,445	357,757
Albemarle Corp.	3,700	246,346
Alcoa, Inc.	182,105	2,682,407
Allegheny Technologies, Inc.	7,711	448,703
AptarGroup, Inc.	4,400	224,620
Ashland, Inc.	15,235	932,991
Ball Corp.	17,380	674,344
Bemis Co., Inc.	13,955	440,978
Cabot Corp.	7,830	306,153
Carpenter Technology Corp.	3,800	218,272
Celanese Corp., Series A	11,600	639,508
CF Industries Holdings, Inc.	2,171	337,200
Cliffs Natural Resources, Inc.	4,000	359,280
Commercial Metals Co.	29,645	430,149
Crown Holdings, Inc. *	17,520	672,943
Cytec Industries, Inc.	6,120	342,720
Domtar Corp.	8,791	702,840
E.I. du Pont de Nemours & Co.	79,445	4,085,062
Eastman Chemical Co.	7,260	701,243
Ecolab, Inc.	13,660	683,000
FMC Corp.	4,840	423,839
Freeport-McMoRan Copper & Gold, Inc.	50,470	2,672,891
Greif, Inc., Class A	3,112	189,988
Huntsman Corp.	28,615	546,546
International Flavors & Fragrances, Inc.	5,435	332,459
International Paper Co.	86,595	2,571,871
Louisiana-Pacific Corp. *	21,185	164,184
LyondellBasell Industries N.V., Class A	42,100	1,661,266
Martin Marietta Materials, Inc.	5,110	386,418
MeadWestvaco Corp.	27,740	863,824
Monsanto Co.	29,595	2,174,641
Nalco Holding Co.	14,470	511,514
Newmont Mining Corp.	33,110	1,841,247
Nucor Corp.	47,780	1,858,164
Olin Corp.	14,055	293,890
Owens-Illinois, Inc. *	27,945	647,486
Packaging Corp. of America	7,945	211,893
PPG Industries, Inc.	16,900	1,422,980
Praxair, Inc.	18,870	1,955,687
Reliance Steel & Aluminum Co.	9,320	438,133
Rock-Tenn Co., Class A	5,472	336,309
Rockwood Holdings, Inc. *	7,400	447,478
RPM International, Inc.	19,765	416,646
Sealed Air Corp.	19,375	417,144
Sensient Technologies Corp.	4,600	170,752
Sigma-Aldrich Corp.	6,330	424,743
Silgan Holdings, Inc.	4,540	176,061
Solutia, Inc. *	8,900	190,816
Sonoco Products Co.	11,455	367,133
Southern Copper Corp.	19,165	654,676
Steel Dynamics, Inc.	28,250	441,265
Temple-Inland, Inc.	33,645	1,010,023
The Dow Chemical Co.	158,100	5,512,947
The Lubrizol Corp.	4,535	610,411
The Mosaic Co.	6,010	425,027
The Scotts Miracle-Gro Co., Class A	5,820	293,677
The Sherwin-Williams Co.	10,045	775,173
The Valspar Corp.	8,350	274,465
United States Steel Corp.	20,495	819,595
Vulcan Materials Co.	15,223	521,997
W.R. Grace & Co. *	6,100	307,684
Worthington Industries, Inc.	11,065	232,033

		53,309,713

Media 3.0%
AMC Networks, Inc., Class A *	4,416	164,231
Cablevision Systems Corp., Class A	17,665	430,319
CBS Corp., Class B - Non Voting Shares	92,290	2,525,977
Cinemark Holdings, Inc.	7,800	152,022
Comcast Corp., Class A	187,740	4,509,515
Comcast Corp., Special Class A	63,920	1,491,893
Dex One Corp. *	47,000	94,940
DIRECTV, Class A *	46,640	2,363,715
Discovery Communications, Inc., Class A *	5,667	225,547
Discovery Communications, Inc., Class C *	5,707	205,623
DISH Network Corp., Class A *	29,670	879,122
Gannett Co., Inc.	65,930	841,267
Lamar Advertising Co., Class A *	7,820	199,097
Liberty Global, Inc., Series A *	20,610	861,498
Liberty Global, Inc., Series C *	18,870	754,234
Liberty Media-Starz, Series A *	3,500	268,660
Live Nation Entertainment, Inc. *	21,314	236,585
News Corp., Class A	167,820	2,688,477
News Corp., Class B	52,190	861,135
Omnicom Group, Inc.	26,804	1,257,644
Regal Entertainment Group, Class A (b)	32,985	421,878
SuperMedia, Inc. (b)*	24,800	90,520
The Interpublic Group of Cos., Inc.	47,705	467,986
The McGraw-Hill Cos., Inc.	27,880	1,159,808
The New York Times Co., Class A *	35,900	308,022
The Walt Disney Co.	139,350	5,381,697
Time Warner Cable, Inc.	35,909	2,632,489
Time Warner, Inc.	181,588	6,384,634
Viacom Inc., Class B	45,200	2,188,584
Virgin Media, Inc.	31,210	825,817

		40,872,936

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Abbott Laboratories	139,990	7,184,287
Agilent Technologies, Inc. *	17,505	738,011
Allergan, Inc.	10,430	848,063
Amgen, Inc. *	84,955	4,647,038
Biogen Idec, Inc. *	15,650	1,594,266
Bristol-Myers Squibb Co.	223,850	6,415,541
Celgene Corp. *	9,800	581,140
Cephalon, Inc. *	7,835	626,330
Charles River Laboratories International, Inc. *	5,820	230,181

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covance, Inc. *	4,420	253,045
Eli Lilly & Co.	151,155	5,789,236
Endo Pharmaceuticals Holdings, Inc. *	6,900	257,025
Forest Laboratories, Inc. *	24,155	895,184
Gilead Sciences, Inc. *	39,360	1,667,290
Hospira, Inc. *	10,550	539,316
Johnson & Johnson	250,295	16,216,613
Life Technologies Corp. *	10,319	464,665
Merck & Co., Inc.	331,157	11,302,388
Mettler-Toledo International, Inc. *	1,500	232,215
Mylan, Inc. *	18,075	411,749
PerkinElmer, Inc.	11,000	269,060
Perrigo Co.	2,400	216,744
Pfizer, Inc.	1,113,099	21,416,025
Pharmaceutical Product Development, Inc.	8,100	233,523
Thermo Fisher Scientific, Inc. *	33,345	2,003,701
Waters Corp. *	3,000	263,670
Watson Pharmaceuticals, Inc. *	6,965	467,560

		85,763,866

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	4,364	357,848
Annaly Capital Management, Inc.	84,985	1,426,048
Apartment Investment & Management Co., Class A	22,254	607,534
AvalonBay Communities, Inc.	5,099	684,235
BioMed Realty Trust, Inc.	10,700	209,934
Boston Properties, Inc.	10,790	1,158,414
Brandywine Realty Trust	29,925	358,801
BRE Properties, Inc.	5,920	310,682
Camden Property Trust	7,320	490,952
CB Richard Ellis Group, Inc., Class A *	19,630	427,934
CBL & Associates Properties, Inc.	16,436	291,903
Chimera Investment Corp.	44,300	136,444
Colonial Properties Trust	11,225	241,899
CommonWealth REIT	14,262	336,869
Corporate Office Properties Trust	4,400	136,708
DCT Industrial Trust, Inc.	29,000	157,180
Developers Diversified Realty Corp.	40,152	586,621
Digital Realty Trust, Inc.	2,800	171,388
Douglas Emmett, Inc.	8,400	168,000
Duke Realty Corp.	38,775	544,401
Entertainment Properties Trust	3,500	162,715
Equity Residential	22,945	1,418,460
Essex Property Trust, Inc.	1,900	266,684
Federal Realty Investment Trust	4,370	381,676
General Growth Properties, Inc.	25,800	433,698
Hatteras Financial Corp.	5,500	147,510
HCP, Inc.	20,565	755,353
Health Care REIT, Inc.	9,830	518,827
Highwoods Properties, Inc.	7,435	255,987
Home Properties, Inc.	3,000	196,560
Hospitality Properties Trust	26,055	657,889
Host Hotels & Resorts, Inc.	58,778	931,631
iStar Financial, Inc. *	41,870	293,509
Jones Lang LaSalle, Inc.	2,500	212,800
Kilroy Realty Corp.	4,600	177,468
Kimco Realty Corp.	32,360	615,811
Lexington Realty Trust	16,900	141,960
Liberty Property Trust	14,350	487,326
Mack-Cali Realty Corp.	14,650	487,406
MFA Financial, Inc.	38,500	288,365
National Retail Properties, Inc.	7,800	195,702
Pennsylvania REIT	12,100	176,660
Piedmont Office Realty Trust, Inc., Class A	8,100	166,455
Plum Creek Timber Co., Inc.	15,495	592,219
Potlatch Corp.	7,300	242,506
ProLogis, Inc.	49,505	1,763,863
Public Storage	6,230	745,295
Rayonier, Inc.	7,535	485,631
Realty Income Corp.	5,340	173,336
Redwood Trust, Inc.	20,225	289,824
Regency Centers Corp.	6,420	288,386
Senior Housing Properties Trust	10,640	254,722
Simon Property Group, Inc.	14,176	1,708,350
SL Green Realty Corp.	6,307	517,300
Sunstone Hotel Investors, Inc. *	14,400	128,304
The Macerich Co.	10,502	557,971
UDR, Inc.	16,187	425,880
Ventas, Inc.	15,078	816,172
Vornado Realty Trust	13,528	1,265,544
Washington REIT	4,900	156,898
Weingarten Realty Investors	16,835	432,996
Weyerhaeuser Co.	68,557	1,370,454

		30,389,898

Retailing 4.0%
Aaron’s, Inc.	8,250	207,983
Abercrombie & Fitch Co., Class A	7,810	571,067
Advance Auto Parts, Inc.	6,245	343,288
Aeropostale, Inc. *	6,300	106,155
Amazon.com, Inc. *	8,550	1,902,546
American Eagle Outfitters, Inc.	28,935	380,206
Ann, Inc. *	7,530	195,328
Asbury Automotive Group, Inc. *	10,445	224,881
Ascena Retail Group, Inc. *	5,800	187,456
AutoNation, Inc. (b)*	25,015	940,814
AutoZone, Inc. *	2,123	606,010
Barnes & Noble, Inc.	23,940	416,556
Bed Bath & Beyond, Inc. *	18,365	1,074,169
Best Buy Co., Inc.	86,100	2,376,360
Big Lots, Inc. *	8,065	280,904
Cabela’s, Inc. *	5,700	155,952
CarMax, Inc. *	18,940	605,512
Charming Shoppes, Inc. *	53,690	220,129
Chico’s FAS, Inc.	13,900	209,751
Collective Brands, Inc. *	10,340	121,805
Core-Mark Holding Co., Inc. *	6,600	245,784
Dick’s Sporting Goods, Inc. *	4,700	173,900
Dillard’s, Inc., Class A	8,075	454,299
Dollar Tree, Inc. *	9,217	610,442
Expedia, Inc.	26,230	831,229
Family Dollar Stores, Inc.	10,775	572,260
Foot Locker, Inc.	25,395	551,833
GameStop Corp., Class A *	34,190	806,200
Genuine Parts Co.	19,300	1,025,988
Group 1 Automotive, Inc.	7,335	349,366
HSN, Inc. *	5,900	192,871

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
J.C. Penney Co., Inc.	47,600	1,464,176
Kohl’s Corp.	38,195	2,089,648
Liberty Media Corp. - Interactive, Class A *	80,520	1,321,333
Limited Brands, Inc.	32,120	1,216,063
LKQ Corp. *	7,100	174,447
Lowe’s Cos., Inc.	175,855	3,794,951
Macy’s, Inc.	86,920	2,509,380
Netflix, Inc. *	900	239,391
Nordstrom, Inc.	19,255	965,831
O’Reilly Automotive, Inc. *	7,830	465,885
Office Depot, Inc. *	176,950	668,871
OfficeMax, Inc. *	27,655	195,797
Penske Automotive Group, Inc.	14,995	331,839
PetSmart, Inc.	8,640	371,693
Priceline.com, Inc. *	461	247,857
RadioShack Corp.	21,180	294,826
Rent-A-Center, Inc.	15,370	415,759
Ross Stores, Inc.	6,945	526,223
Saks, Inc. *	47,235	507,304
Sears Holdings Corp. (b)*	23,221	1,617,807
Signet Jewelers Ltd. *	10,600	454,104
Sonic Automotive, Inc., Class A	22,160	347,247
Staples, Inc.	87,350	1,402,841
Target Corp.	96,595	4,973,677
The Gap, Inc.	51,475	992,953
The Home Depot, Inc.	206,396	7,209,412
The Men’s Wearhouse, Inc.	6,300	206,577
The TJX Cos., Inc.	28,930	1,599,829
Tiffany & Co.	7,435	591,752
Tractor Supply Co.	3,600	237,312
Urban Outfitters, Inc. *	11,400	370,956
Williams-Sonoma, Inc.	7,945	294,124

		55,040,909

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	60,230	442,088
Altera Corp.	9,150	374,052
Amkor Technology, Inc. *	30,580	162,991
Analog Devices, Inc.	20,765	714,316
Applied Materials, Inc.	94,425	1,163,316
Atmel Corp. *	10,700	129,470
Avago Technologies Ltd.	5,300	178,239
Broadcom Corp., Class A *	11,645	431,680
Cree, Inc. *	3,700	121,582
First Solar, Inc. (b)*	1,600	189,168
Intel Corp.	524,310	11,707,842
Intersil Corp., Class A	12,100	145,805
KLA-Tencor Corp.	8,180	325,728
Lam Research Corp. *	6,400	261,632
Linear Technology Corp.	13,455	394,232
LSI Corp. *	41,040	302,054
Marvell Technology Group Ltd. *	35,130	520,627
Maxim Integrated Products, Inc.	21,100	484,456
MEMC Electronic Materials, Inc. *	25,400	188,468
Microchip Technology, Inc.	14,180	478,575
Micron Technology, Inc. *	125,575	925,488
National Semiconductor Corp.	22,850	564,852
Novellus Systems, Inc. *	4,900	152,096
NVIDIA Corp. *	19,037	263,282
ON Semiconductor Corp. *	22,200	192,918
Skyworks Solutions, Inc. *	7,200	182,232
Teradyne, Inc. *	9,300	125,457
Texas Instruments, Inc.	74,170	2,206,557
Xilinx, Inc.	17,120	549,552

		23,878,755

Software & Services 4.9%
Accenture plc, Class A	38,095	2,252,938
Activision Blizzard, Inc.	51,800	613,312
Adobe Systems, Inc. *	25,040	694,109
Akamai Technologies, Inc. *	6,100	147,742
Alliance Data Systems Corp. *	3,580	352,057
Amdocs Ltd. *	20,800	655,824
AOL, Inc. *	43,780	752,140
Autodesk, Inc. *	4,600	158,240
Automatic Data Processing, Inc.	35,980	1,852,610
BMC Software, Inc. *	6,740	291,303
Broadridge Financial Solutions, Inc.	14,287	329,458
CA, Inc.	27,505	613,361
CACI International, Inc., Class A *	3,800	224,504
Check Point Software Technologies Ltd. *	7,000	403,550
Citrix Systems, Inc. *	4,970	358,039
Cognizant Technology Solutions Corp., Class A *	6,100	426,207
Computer Sciences Corp.	39,145	1,381,036
Compuware Corp. *	14,200	137,172
Convergys Corp. *	19,465	242,145
DST Systems, Inc.	6,700	342,973
eBay, Inc. *	69,575	2,278,581
Electronic Arts, Inc. *	21,450	477,263
Fidelity National Information Services, Inc.	30,523	916,300
Fiserv, Inc. *	11,550	697,158
Google, Inc., Class A *	8,313	5,018,475
IAC/InterActiveCorp *	15,562	644,111
International Business Machines Corp.	78,495	14,274,316
Intuit, Inc. *	12,455	581,648
Lender Processing Services, Inc.	6,300	118,629
MasterCard, Inc., Class A	2,868	869,721
Microsoft Corp.	581,715	15,938,991
Monster Worldwide, Inc. *	10,600	124,444
Nuance Communications, Inc. *	10,600	212,106
Oracle Corp.	147,760	4,518,501
Paychex, Inc.	26,960	761,081
SAIC, Inc. *	50,000	801,500
Symantec Corp. *	61,245	1,167,330
Synopsys, Inc. *	9,900	237,303
Teradata Corp. *	4,600	252,816
Total System Services, Inc.	24,770	460,970
Unisys Corp. *	8,600	178,622
VeriSign, Inc.	9,360	292,126
Visa, Inc., Class A	23,600	2,018,744
Western Union Co.	28,610	555,320
Yahoo!, Inc. *	101,305	1,327,095

		66,951,871

Technology Hardware & Equipment 4.2%
Amphenol Corp., Class A	6,000	293,340

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Anixter International, Inc.	5,420	338,316
Apple, Inc. *	23,530	9,187,994
Arrow Electronics, Inc. *	26,995	938,076
Avnet, Inc. *	35,280	1,033,704
Benchmark Electronics, Inc. *	11,040	161,736
Brightpoint, Inc. *	13,800	125,442
Brocade Communications Systems, Inc. *	42,000	230,160
Cisco Systems, Inc.	432,065	6,900,078
Corning, Inc.	95,360	1,517,178
Dell, Inc. *	274,110	4,451,546
Diebold, Inc.	9,030	273,067
EMC Corp. *	95,610	2,493,509
Flextronics International Ltd. *	196,600	1,268,070
FLIR Systems, Inc.	6,400	175,744
Harris Corp.	13,325	531,268
Hewlett-Packard Co.	240,475	8,455,101
Ingram Micro, Inc., Class A *	72,055	1,336,620
Insight Enterprises, Inc. *	12,600	212,058
Itron, Inc. *	3,300	142,032
Jabil Circuit, Inc.	31,295	573,011
Juniper Networks, Inc. *	18,570	434,352
Lexmark International, Inc., Class A *	15,745	528,560
Molex, Inc.	7,630	179,152
Molex, Inc., Class A	14,730	290,918
Motorola Mobility Holdings, Inc. *	25,215	564,312
Motorola Solutions, Inc. *	64,545	2,897,425
NCR Corp. *	20,545	409,873
NetApp, Inc. *	10,430	495,634
QUALCOMM, Inc.	61,985	3,395,538
SanDisk Corp. *	15,865	674,738
Sanmina-SCI Corp. *	26,282	299,615
Seagate Technology plc	89,235	1,239,474
TE Connectivity Ltd.	45,115	1,553,310
Tech Data Corp. *	25,840	1,205,953
Tellabs, Inc.	36,060	149,288
Trimble Navigation Ltd. *	4,300	152,994
Vishay Intertechnology, Inc. *	17,140	236,018
Western Digital Corp. *	32,500	1,119,950
Xerox Corp.	176,826	1,649,787

		58,114,941

Telecommunication Services 4.6%
American Tower Corp., Class A *	9,465	497,196
AT&T, Inc.	1,096,085	32,071,447
CenturyLink, Inc.	74,055	2,748,181
Cincinnati Bell, Inc. *	75,800	262,268
Crown Castle International Corp. *	10,580	459,172
Frontier Communications Corp.	92,098	689,814
Leap Wireless International, Inc. *	20,300	273,238
Level 3 Communications, Inc. *	290,000	632,200
MetroPCS Communications, Inc. *	24,400	397,232
NII Holdings, Inc. *	14,370	608,570
Sprint Nextel Corp. *	1,034,800	4,377,204
Telephone & Data Systems, Inc.	19,400	550,184
tw telecom, Inc. *	9,900	195,525
United States Cellular Corp. *	5,735	253,430
Verizon Communications, Inc.	538,430	19,001,195
Windstream Corp.	72,100	880,341

		63,897,197

Transportation 2.0%
Alaska Air Group, Inc. *	5,825	356,024
Alexander & Baldwin, Inc.	6,620	319,150
AMERCO *	2,120	191,097
AMR Corp. *	219,520	930,765
Atlas Air Worldwide Holdings, Inc. *	2,300	120,497
Avis Budget Group, Inc. *	51,790	782,547
C.H. Robinson Worldwide, Inc.	8,980	649,344
Con-way, Inc.	9,530	348,989
CSX Corp.	80,310	1,973,217
Delta Air Lines, Inc. *	142,700	1,125,903
Dollar Thrifty Automotive Group, Inc. *	5,600	403,424
DryShips, Inc. (b)*	38,300	143,625
Expeditors International of Washington, Inc.	8,525	406,813
FedEx Corp.	36,662	3,185,194
Hertz Global Holdings, Inc. *	93,800	1,319,766
J.B. Hunt Transport Services, Inc.	5,845	264,428
JetBlue Airways Corp. *	43,490	208,317
Kansas City Southern *	7,290	432,661
Kirby Corp. *	3,300	192,456
Norfolk Southern Corp.	35,150	2,660,855
Republic Airways Holdings, Inc. *	27,700	119,941
Ryder System, Inc.	15,020	845,926
SkyWest, Inc.	15,400	198,044
Southwest Airlines Co.	84,075	837,387
Union Pacific Corp.	32,656	3,346,587
United Continental Holdings, Inc. *	81,543	1,477,559
United Parcel Service, Inc., Class B	59,460	4,115,821
UTI Worldwide, Inc.	9,800	158,466
Werner Enterprises, Inc.	7,540	177,567
YRC Worldwide, Inc. (b)*	165,500	152,260

		27,444,630

Utilities 6.0%
AGL Resources, Inc.	14,640	597,312
ALLETE, Inc.	4,100	165,025
Alliant Energy Corp.	18,475	728,100
Ameren Corp.	67,090	1,933,534
American Electric Power Co., Inc.	83,745	3,086,841
American Water Works Co., Inc.	22,100	618,800
Aqua America, Inc.	11,600	245,340
Atmos Energy Corp.	18,160	607,089
Avista Corp.	8,300	209,243
Black Hills Corp.	5,725	171,063
Calpine Corp. *	54,450	884,812
CenterPoint Energy, Inc.	74,770	1,463,997
Cleco Corp.	6,700	232,624
CMS Energy Corp.	37,610	719,855
Consolidated Edison, Inc.	47,625	2,505,075
Constellation Energy Group, Inc.	61,480	2,387,268
Dominion Resources, Inc.	77,110	3,735,979
DPL, Inc.	9,920	300,080
DTE Energy Co.	34,465	1,717,736
Duke Energy Corp.	245,645	4,568,997
Dynegy, Inc. *	82,180	470,070
Edison International	61,490	2,340,924
Entergy Corp.	33,517	2,238,936
Exelon Corp.	106,055	4,673,844

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FirstEnergy Corp.	73,934	3,301,153
GenOn Energy, Inc. *	223,602	869,812
Great Plains Energy, Inc.	25,670	517,764
Hawaiian Electric Industries, Inc.	17,770	415,818
IDACORP, Inc.	7,640	299,564
Integrys Energy Group, Inc.	16,335	820,180
ITC Holdings Corp.	2,300	161,598
MDU Resources Group, Inc.	26,980	581,689
National Fuel Gas Co.	7,345	531,631
New Jersey Resources Corp.	6,180	269,510
NextEra Energy, Inc.	61,880	3,418,870
Nicor, Inc.	6,240	341,328
NiSource, Inc.	64,635	1,301,103
Northeast Utilities	23,515	799,510
NorthWestern Corp.	6,700	214,534
NRG Energy, Inc. *	75,660	1,855,183
NSTAR	13,680	606,434
NV Energy, Inc.	36,100	535,724
OGE Energy Corp.	13,065	653,773
ONEOK, Inc.	15,610	1,136,252
Pepco Holdings, Inc.	57,665	1,077,182
PG&E Corp.	56,415	2,337,273
Piedmont Natural Gas Co., Inc.	8,550	249,404
Pinnacle West Capital Corp.	18,885	799,780
PNM Resources, Inc.	24,795	372,421
Portland General Electric Co.	13,245	328,211
PPL Corp.	65,555	1,828,984
Progress Energy, Inc.	50,465	2,358,734
Public Service Enterprise Group, Inc.	77,080	2,524,370
Questar Corp.	36,950	680,989
SCANA Corp.	23,085	904,701
Sempra Energy	33,815	1,714,082
Southern Co.	111,135	4,394,278
Southwest Gas Corp.	7,825	291,794
TECO Energy, Inc.	36,725	680,514
The AES Corp. *	175,740	2,163,359
UGI Corp.	17,320	524,796
Unisource Energy Corp.	5,900	217,238
Vectren Corp.	15,765	416,354
Westar Energy, Inc.	18,370	474,130
WGL Holdings, Inc.	7,545	292,821
Wisconsin Energy Corp.	13,040	399,676
Xcel Energy, Inc.	73,890	1,773,360

		82,038,425

Total Common Stock
(Cost $1,222,081,490)		1,371,546,173

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	360,418	360,418

Total Other Investment Company
(Cost $360,418)		360,418

End of Investments.

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Security Lending Prime Portfolio	4,184,516	4,184,516

Total Collateral Invested for Securities on Loan
(Cost $4,184,516)		4,184,516

End of Collateral Invested for Securities on Loan.

At 07/31/11 tax basis cost of the fund’s investments was $1,246,113,975 and the unrealized appreciation and depreciation were $165,794,019 and ($40,001,403), respectively, with a net unrealized appreciation of $125,792,616.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/16/11	30	1,932,600	42,860

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

10

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,371,546,173	$—	$—	$1,371,546,173
Other Investment Company(a)	360,418	—	—	360,418

Total	$1,371,906,591	$—	$—	$1,371,906,591

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,184,516	$—	$—	$4,184,516
Futures Contract*	42,860	—	—	42,860

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46846JUL11

 11

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	501,505,369	596,592,256
0.0%		Rights	—	11,575
0.8%		Other Investment Company	4,746,859	4,746,859

99.9%		Total Investments	506,252,228	601,350,690
2.3%		Collateral Invested for Securities on Loan	13,784,699	13,784,699
(2	.2)%	Other Assets and Liabilities, Net		(13,018,656)

100.0%		Net Assets		602,116,733

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	65,000	745,550
Dorman Products, Inc. *	5,700	203,661
Drew Industries, Inc.	12,895	274,663
Federal-Mogul Corp. *	44,400	851,148
Fuel Systems Solutions, Inc. *	9,700	206,028
Modine Manufacturing Co. *	51,655	770,176
Motorcar Parts of America, Inc. *	7,700	99,407
Spartan Motors, Inc.	42,200	194,120
Standard Motor Products, Inc.	32,000	454,400
Stoneridge, Inc. *	21,200	264,576
Superior Industries International, Inc.	24,660	499,119
Thor Industries, Inc.	32,500	803,725
Tower International, Inc. *	20,100	346,122
Winnebago Industries, Inc. *	18,465	154,921
Wonder Auto Technology, Inc. (a)(b)(c)*	19,300	104,606

		5,972,222

Banks 7.6%
1st Source Corp.	7,740	178,407
Abington Bancorp, Inc.	11,400	112,974
Ameris Bancorp *	16,034	162,264
Arrow Financial Corp.	6,093	146,841
BancFirst Corp.	4,075	155,421
Banco Latinoamericano de Comercio Exterior, S.A., Class E	35,300	624,457
Bank Mutual Corp.	44,660	165,689
Bank of Marin Bancorp	3,100	119,381
Bank of the Ozarks, Inc.	5,000	259,750
BankAtlantic Bancorp, Inc., Class A (a)*	120,300	123,909
BankFinancial Corp.	10,700	87,205
Banner Corp.	17,837	330,341
Beneficial Mutual Bancorp, Inc. *	12,850	100,616
Berkshire Hills Bancorp, Inc.	11,350	248,792
BOK Financial Corp.	13,600	740,656
Boston Private Financial Holdings, Inc.	70,640	489,535
Brookline Bancorp, Inc.	56,210	480,595
Bryn Mawr Bank Corp.	5,700	114,684
Camden National Corp.	3,200	102,304
Capitol Federal Financial, Inc.	80,786	924,192
Cardinal Financial Corp.	12,700	136,271
Cathay General Bancorp	54,500	755,370
Center Financial Corp. *	20,200	124,432
Centerstate Banks, Inc.	18,200	118,846
Chemical Financial Corp.	18,130	343,926
Citizens & Northern Corp.	8,000	131,680
Citizens Republic Bancorp, Inc. *	81,850	752,201
City Holding Co.	13,090	409,324
CoBiz Financial, Inc.	30,100	185,115
Columbia Banking System, Inc.	18,435	324,640
Comerica, Inc.	12,753	408,487
Community Bank System, Inc.	24,970	628,245
Community Trust Bancorp, Inc.	9,195	249,368
CVB Financial Corp.	93,180	902,914
Dime Community Bancshares	25,750	361,787
Doral Financial Corp. *	159,700	279,475
Eagle Bancorp, Inc. *	8,000	107,920
Enterprise Financial Services Corp.	10,400	145,080
ESSA Bancorp, Inc.	7,500	86,250
Financial Institutions, Inc.	8,705	145,983
First Bancorp	9,900	97,515
First BanCorp Puerto Rico (a)*	100,872	443,837
First Busey Corp.	37,115	192,627
First Citizens BancShares, Inc., Class A	2,900	522,348
First Commonwealth Financial Corp.	114,290	587,451
First Community Bancshares, Inc.	14,875	187,276
First Financial Bancorp	33,390	534,574
First Financial Bankshares, Inc.	16,500	531,795
First Financial Corp.	7,400	244,866
First Financial Holdings, Inc.	15,145	125,855
First Interstate BancSystem, Inc.	14,700	196,686
First Merchants Corp.	24,965	223,437
First Midwest Bancorp, Inc.	78,695	938,044
Flagstar Bancorp, Inc. *	187,800	137,113
Flushing Financial Corp.	25,055	308,678
Glacier Bancorp, Inc.	54,780	719,809
Great Southern Bancorp, Inc.	5,900	107,734
Hanmi Financial Corp. *	72,170	76,500
Heartland Financial USA, Inc.	6,050	97,103
Home Bancshares, Inc.	8,840	208,359
Hudson Valley Holding Corp.	13,300	285,684
IBERIABANK Corp.	15,650	797,680
Independent Bank Corp.	14,095	374,222
International Bancshares Corp.	53,100	893,142

 1

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Investors Bancorp, Inc. *	22,965	317,836
Lakeland Bancorp, Inc.	15,378	153,011
Lakeland Financial Corp.	10,500	236,775
MainSource Financial Group, Inc.	15,100	139,524
MB Financial, Inc.	42,945	867,060
Metro Bancorp, Inc. *	12,400	142,228
Nara Bancorp, Inc. *	21,113	169,537
National Penn Bancshares, Inc.	107,223	862,073
NBT Bancorp, Inc.	25,755	567,640
Northfield Bancorp, Inc.	8,100	110,970
Northwest Bancshares, Inc.	77,292	949,919
OceanFirst Financial Corp.	12,200	164,090
Ocwen Financial Corp. *	77,745	1,002,133
Old National Bancorp	87,325	890,715
Oriental Financial Group, Inc.	30,435	378,003
Oritani Financial Corp.	8,600	111,284
Orrstown Financial Services, Inc.	4,100	77,531
Pacific Continental Corp.	12,500	123,000
PacWest Bancorp	26,080	517,688
Park National Corp. (a)	11,010	678,656
Peoples Bancorp, Inc.	9,575	114,230
Pinnacle Financial Partners, Inc. *	26,100	398,025
PrivateBancorp, Inc.	40,515	477,672
Prosperity Bancshares, Inc.	20,700	859,671
Provident Financial Services, Inc.	48,690	674,843
Provident New York Bancorp	19,685	148,425
Radian Group, Inc.	141,800	449,506
Renasant Corp.	20,000	306,000
Republic Bancorp, Inc., Class A	11,100	201,021
S&T Bancorp, Inc.	26,490	503,840
S.Y. Bancorp, Inc.	7,515	170,666
Sandy Spring Bancorp, Inc.	16,795	300,127
SCBT Financial Corp.	8,100	237,168
Seacoast Banking Corp. of Florida *	99,790	157,668
Signature Bank *	16,180	957,209
Simmons First National Corp., Class A	11,300	273,008
Southside Bancshares, Inc.	11,807	234,133
Southwest Bancorp, Inc. *	17,100	106,020
State Bancorp, Inc.	9,500	123,500
StellarOne Corp.	12,542	156,022
Sterling Bancorp	25,795	243,763
Sterling Financial Corp. *	12,525	217,184
Suffolk Bancorp	7,415	89,870
Territorial Bancorp, Inc.	5,600	116,928
Texas Capital Bancshares, Inc. *	19,620	536,215
TFS Financial Corp. *	37,480	353,811
The Bancorp, Inc. *	19,400	174,600
The First of Long Island Corp.	3,900	103,623
The PMI Group, Inc. *	192,300	192,300
Tompkins Financial Corp.	4,031	162,852
Tower Bancorp, Inc.	5,300	140,397
TowneBank (a)	16,900	220,714
TriCo Bancshares	10,700	158,574
TrustCo Bank Corp. NY	78,010	360,406
UMB Financial Corp.	17,301	717,991
Union First Market Bankshares Corp.	12,700	158,115
United Bankshares, Inc.	36,995	882,701
United Community Banks, Inc. *	60,979	666,500
United Financial Bancorp, Inc.	8,900	138,751
Univest Corp. of Pennsylvania	9,600	142,752
ViewPoint Financial Group	10,100	131,502
Virginia Commerce Bancorp, Inc. *	29,000	184,730
Washington Banking Co.	7,400	95,978
Washington Trust Bancorp, Inc.	7,385	168,230
WesBanco, Inc.	15,690	322,430
West Coast Bancorp *	12,065	196,418
Westamerica Bancorp	16,970	796,402
Western Alliance Bancorp *	53,065	373,047
Westfield Financial, Inc.	20,727	167,889
Wilshire Bancorp, Inc. *	23,000	75,900
Wintrust Financial Corp.	27,340	934,481
WSFS Financial Corp.	6,035	239,650

		45,870,793

Capital Goods 10.5%
A-Power Energy Generation Systems Ltd. (b)(c)*	28,300	42,790
A.O. Smith Corp.	28,300	1,173,601
A123 Systems, Inc. (a)*	27,800	142,614
AAON, Inc.	9,120	206,842
AAR CORP.	37,480	1,099,663
Aceto Corp.	22,900	139,690
Actuant Corp., Class A	33,500	827,785
Aerovironment, Inc. *	5,900	170,097
Aircastle Ltd.	88,400	1,012,180
Alamo Group, Inc.	6,300	150,633
Albany International Corp., Class A	24,200	642,994
Altra Holdings, Inc. *	15,600	346,944
American Railcar Industries, Inc. *	10,550	246,765
American Science & Engineering, Inc.	2,300	186,599
American Superconductor Corp. (a)*	6,500	47,580
American Woodmark Corp.	4,895	81,355
Ameron International Corp.	7,540	641,579
Ampco-Pittsburgh Corp.	7,160	186,518
Apogee Enterprises, Inc.	34,595	396,113
Applied Industrial Technologies, Inc.	32,620	1,041,230
Armstrong World Industries, Inc.	23,600	932,200
Astec Industries, Inc. *	18,250	684,740
AZZ, Inc.	5,400	270,162
Badger Meter, Inc.	5,200	189,748
Barnes Group, Inc.	37,465	912,273
Beacon Roofing Supply, Inc. *	46,880	1,002,294
Belden, Inc.	25,240	930,094
Blount International, Inc. *	25,705	427,474
Builders FirstSource, Inc. *	44,155	101,557
CAI International, Inc. *	5,000	87,750
Cascade Corp.	6,755	337,682
Ceradyne, Inc. *	21,630	701,028
Chart Industries, Inc. *	12,810	679,699
China BAK Battery, Inc. (a)*	61,500	74,415
China Yuchai International Ltd.	25,200	479,052
CIRCOR International, Inc.	7,290	315,293
CLARCOR, Inc.	22,025	970,421
Coleman Cable, Inc. *	15,200	200,336
Colfax Corp. *	14,400	389,808
Columbus McKinnon Corp. *	21,860	359,597
Comfort Systems USA, Inc.	36,500	381,060
Commercial Vehicle Group, Inc. *	19,560	207,336
Cubic Corp.	7,990	387,835
DigitalGlobe, Inc. *	13,100	342,172

2

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Douglas Dynamics, Inc.	8,100	123,039
Ducommun, Inc.	9,900	217,800
DXP Enterprises, Inc. *	8,000	217,520
Dycom Industries, Inc. *	42,070	716,873
Dynamic Materials Corp.	5,400	114,480
Encore Wire Corp.	20,940	460,889
EnPro Industries, Inc. *	15,470	715,333
ESCO Technologies, Inc.	13,200	457,776
Federal Signal Corp.	82,900	479,162
Flow International Corp. *	28,000	95,480
Force Protection, Inc. *	79,800	364,686
Franklin Electric Co., Inc.	8,480	370,152
FreightCar America, Inc. *	13,935	343,916
Furmanite Corp. *	18,900	148,176
Fushi Copperweld, Inc. (a)*	16,600	117,362
GenCorp, Inc. *	51,200	289,792
Generac Holdings, Inc. *	18,500	343,175
GeoEye, Inc. *	6,700	267,732
Gibraltar Industries, Inc. *	43,355	445,689
Graco, Inc.	24,240	1,064,863
GrafTech International Ltd. *	42,730	822,980
Great Lakes Dredge & Dock Co.	37,400	222,530
Griffon Corp. *	55,108	520,771
H&E Equipment Services, Inc. *	17,720	212,640
HEICO Corp.	3,768	196,916
HEICO Corp., Class A	7,366	272,542
Hexcel Corp. *	54,685	1,309,159
Houston Wire & Cable Co.	13,000	206,830
Hurco Cos., Inc. *	4,100	120,622
IDEX Corp.	26,700	1,107,516
II-VI, Inc. *	15,530	388,716
Insituform Technologies, Inc., Class A *	20,015	401,301
Insteel Industries, Inc.	16,300	186,798
Interline Brands, Inc. *	24,760	414,235
John Bean Technologies Corp.	20,440	360,970
Kadant, Inc. *	9,000	236,790
Kaman Corp.	17,580	626,200
Kaydon Corp.	16,335	582,343
Kratos Defense & Security Solutions, Inc. *	16,057	174,537
L.B. Foster Co., Class A	7,880	273,830
Lawson Products, Inc.	5,530	103,245
Layne Christensen Co. *	18,300	536,373
Lindsay Corp.	3,400	215,220
LMI Aerospace, Inc. *	6,500	149,435
LSI Industries, Inc.	25,602	213,009
Lydall, Inc. *	19,900	240,392
MasTec, Inc. *	29,910	624,521
Michael Baker Corp. *	7,300	152,278
Miller Industries, Inc.	11,400	186,732
MSC Industrial Direct Co., Inc., Class A	17,000	1,050,260
Mueller Water Products, Inc., Class A	227,400	743,598
MYR Group, Inc. *	15,100	366,779
NACCO Industries, Inc., Class A	7,140	648,883
National Presto Industries, Inc.	2,945	299,624
NCI Building Systems, Inc. *	42,651	481,530
NN, Inc. *	11,500	135,470
Nordson Corp.	12,750	650,632
Northwest Pipe Co. *	12,000	360,600
Orbital Sciences Corp. *	40,555	702,413
Orion Marine Group, Inc. *	19,240	167,196
Pike Electric Corp. *	21,220	186,524
Polypore International, Inc. *	7,100	482,800
Powell Industries, Inc. *	7,770	299,456
Quanex Building Products Corp.	27,850	436,409
Raven Industries, Inc.	5,065	267,584
RBC Bearings, Inc. *	10,000	379,700
Robbins & Myers, Inc.	11,417	550,756
RSC Holdings, Inc. *	36,700	438,198
Rush Enterprises, Inc., Class A *	40,460	808,795
Sauer-Danfoss, Inc. *	8,240	391,400
Seaboard Corp.	200	523,000
SeaCube Container Leasing Ltd.	17,000	246,670
Sensata Technologies Holding N.V. *	18,000	638,640
Simpson Manufacturing Co., Inc.	20,185	571,235
Standex International Corp.	10,050	323,509
Sterling Construction Co., Inc. *	17,300	221,440
Sun Hydraulics Corp.	5,250	149,678
TAL International Group, Inc.	8,790	271,963
Taser International, Inc. *	25,900	106,449
Tecumseh Products Co., Class A *	25,530	260,917
Tennant Co.	8,680	371,591
Textainer Group Holdings Ltd.	5,350	138,833
The Gorman-Rupp Co.	8,000	260,640
The Greenbrier Cos., Inc. *	20,120	404,814
The Middleby Corp. *	5,508	465,316
The Toro Co.	16,610	894,116
Titan International, Inc.	14,275	360,729
Titan Machinery, Inc. *	8,200	216,562
TransDigm Group, Inc. *	13,900	1,251,973
Tredegar Corp.	20,275	386,441
TriMas Corp. *	13,450	322,396
Triumph Group, Inc.	18,060	972,350
Twin Disc, Inc.	5,100	193,800
Universal Forest Products, Inc.	19,870	585,569
Valmont Industries, Inc.	8,050	783,667
Vicor Corp. *	7,261	102,162
Wabash National Corp. *	29,045	218,128
Wabtec Corp.	15,660	1,010,383
Watsco, Inc.	16,245	961,379
Watts Water Technologies, Inc., Class A	19,055	638,914
Woodward, Inc.	30,800	1,062,600
Xerium Technologies, Inc. *	10,100	165,034

		63,490,429

Commercial & Professional Supplies 5.0%
ABM Industries, Inc.	40,900	920,250
Acco Brands Corp. *	90,145	772,543
American Reprographics Co. *	47,350	323,401
APAC Customer Services, Inc. *	19,200	161,472
Casella Waste Systems, Inc., Class A *	38,200	240,278
CBIZ, Inc. *	61,995	462,483
CDI Corp.	23,460	304,042
Cenveo, Inc. *	107,808	624,208
Clean Harbors, Inc. *	17,530	924,707
Consolidated Graphics, Inc. *	12,320	635,589
Copart, Inc. *	22,380	972,411
CoStar Group, Inc. *	5,440	319,654

 3

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Courier Corp.	10,455	100,473
CRA International, Inc. *	8,845	237,754
Dolan Co. *	19,000	150,670
EnergySolutions, Inc.	117,000	592,020
Ennis, Inc.	30,040	526,902
Exponent, Inc. *	4,500	188,145
G & K Services, Inc., Class A	17,290	589,070
GP Strategies Corp. *	11,900	154,105
Healthcare Services Group, Inc.	26,555	416,648
Heidrick & Struggles International, Inc.	12,170	323,722
Herman Miller, Inc.	34,210	787,172
Hill International, Inc. *	24,800	133,176
Hudson Highland Group, Inc. *	18,385	110,126
Huron Consulting Group, Inc. *	15,800	511,446
ICF International, Inc. *	12,900	301,344
IHS, Inc., Class A *	10,310	759,744
Innerworkings, Inc. *	15,300	112,149
Insperity, Inc.	20,060	586,153
Interface, Inc., Class A	26,385	422,688
KAR Auction Services, Inc. *	33,300	592,074
Kforce, Inc. *	28,800	396,864
Kimball International, Inc., Class B	20,725	124,350
Knoll, Inc.	28,100	512,825
Korn/Ferry International *	27,230	586,534
M&F Worldwide Corp. *	20,933	524,581
McGrath Rentcorp	17,625	458,779
Metalico, Inc. *	35,800	196,184
Mine Safety Appliances Co.	16,825	574,069
Mistras Group, Inc. *	9,000	153,540
Mobile Mini, Inc. *	26,025	549,388
Multi-Color Corp.	8,600	231,598
Navigant Consulting, Inc. *	64,625	760,636
On Assignment, Inc. *	33,300	339,660
Resources Connection, Inc.	24,860	323,677
Rollins, Inc.	19,322	368,857
Schawk, Inc.	8,460	133,583
School Specialty, Inc. *	23,500	282,470
SFN Group, Inc. *	60,810	846,475
Standard Parking Corp. *	14,000	232,960
Steelcase, Inc., Class A	106,200	1,054,566
Sykes Enterprises, Inc. *	22,355	431,452
Team, Inc. *	10,700	286,225
Tetra Tech, Inc. *	42,295	930,490
The Advisory Board Co. *	3,530	188,996
The Corporate Executive Board Co.	15,570	632,921
The Geo Group, Inc. *	33,880	704,704
The Standard Register Co.	34,950	104,850
Towers Watson & Co., Class A	17,415	1,064,927
TrueBlue, Inc. *	41,530	623,365
UniFirst Corp.	10,305	565,229
US Ecology, Inc.	9,000	152,010
Verisk Analytics, Inc., Class A *	23,400	779,220
Viad Corp.	21,565	447,042
VSE Corp.	5,200	109,460

		29,929,106

Consumer Durables & Apparel 3.7%
American Apparel, Inc. (a)*	111,600	116,064
American Greetings Corp., Class A	46,000	1,019,820
Arctic Cat, Inc. *	14,800	243,904
Beazer Homes USA, Inc. *	211,900	614,510
Blyth, Inc.	11,572	732,045
Callaway Golf Co.	89,555	568,674
Carter’s, Inc. *	17,365	581,728
Cavco Industries, Inc. *	3,500	148,960
Cherokee, Inc.	10,000	158,600
Columbia Sportswear Co.	7,280	417,872
Crocs, Inc. *	23,460	735,002
CSS Industries, Inc.	7,175	142,352
Deckers Outdoor Corp. *	6,750	669,937
Ethan Allen Interiors, Inc.	26,765	492,476
Fossil, Inc. *	8,565	1,076,364
Furniture Brands International, Inc. *	128,000	515,840
G-III Apparel Group Ltd. *	8,500	262,395
Helen of Troy Ltd. *	16,730	539,543
Hooker Furniture Corp.	11,400	102,828
Hovnanian Enterprises, Inc., Class A (a)*	156,800	301,056
Iconix Brand Group, Inc. *	27,330	637,609
JAKKS Pacific, Inc. *	31,325	546,621
K-Swiss, Inc., Class A *	35,630	379,816
Kenneth Cole Productions, Inc., Class A *	12,140	154,906
Kid Brands, Inc. *	12,400	56,916
La-Z-Boy, Inc. *	68,920	604,428
Leapfrog Enterprises, Inc. *	31,335	122,207
Libbey, Inc. *	16,400	253,708
Lifetime Brands, Inc.	10,700	117,700
Lululemon Athletica, Inc. *	2,600	157,404
M/I Homes, Inc. *	28,400	320,920
Maidenform Brands, Inc. *	11,300	292,105
Movado Group, Inc.	17,120	277,002
Nautilus, Inc. *	52,657	98,995
Oxford Industries, Inc.	18,830	737,759
Perry Ellis International, Inc. *	12,800	299,136
Quiksilver, Inc. *	238,800	1,256,088
Sealy Corp. *	94,570	207,108
Skechers U.S.A., Inc., Class A *	33,745	561,854
Skyline Corp.	8,985	121,567
Smith & Wesson Holding Corp. *	56,400	189,504
Standard Pacific Corp. *	62,100	177,606
Steven Madden Ltd. *	13,248	504,749
Sturm, Ruger & Co., Inc.	6,900	188,508
Tempur-Pedic International, Inc. *	15,315	1,102,833
The Ryland Group, Inc.	52,900	779,217
The Timberland Co., Class A *	15,900	680,361
True Religion Apparel, Inc. *	8,000	269,520
Under Armour, Inc., Class A *	5,415	397,515
Unifi, Inc. *	20,600	264,298
Universal Electronics, Inc. *	7,200	168,552
Wolverine World Wide, Inc.	22,490	851,696

		22,218,178

Consumer Services 5.4%
AFC Enterprises, Inc. *	25,500	393,975
Ambassadors Group, Inc.	15,300	130,356
American Public Education, Inc. *	2,300	104,811
Ameristar Casinos, Inc.	22,275	494,505
Ascent Capital Group, Inc., Class A *	11,300	543,643
Bally Technologies, Inc. *	21,575	850,702
Biglari Holdings, Inc. *	748	275,391

4

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BJ’s Restaurants, Inc. *	8,300	384,871
Bob Evans Farms, Inc.	33,455	1,155,536
Bravo Brio Restaurant Group, Inc. *	6,300	140,805
Buffalo Wild Wings, Inc. *	4,200	266,826
Capella Education Co. *	3,040	129,960
Carrols Restaurant Group, Inc. *	19,800	194,634
CEC Entertainment, Inc.	16,780	649,386
ChinaCast Education Corp. (a)*	21,000	103,320
Chipotle Mexican Grill, Inc. *	4,020	1,304,812
Choice Hotels International, Inc.	18,340	559,187
Churchill Downs, Inc.	6,695	294,111
Coinstar, Inc. (a)*	15,325	748,780
Corinthian Colleges, Inc. *	182,385	758,722
CPI Corp.	9,800	109,172
Cracker Barrel Old Country Store, Inc.	22,220	1,002,344
Denny’s Corp. *	113,200	431,292
DineEquity, Inc. *	10,530	548,613
Education Management Corp. (a)*	40,900	912,479
Gaylord Entertainment Co. *	29,680	870,811
Grand Canyon Education, Inc. *	8,200	126,198
Hillenbrand, Inc.	41,700	912,813
International Speedway Corp., Class A	21,450	599,957
Interval Leisure Group, Inc. *	19,532	250,986
Isle of Capri Casinos, Inc. *	35,415	300,319
ITT Educational Services, Inc. *	11,935	1,022,471
K12, Inc. *	6,900	221,352
Krispy Kreme Doughnuts, Inc. *	30,235	247,322
LIFE TIME FITNESS, Inc. *	11,685	487,966
Lincoln Educational Services Corp.	20,760	371,189
Mac-Gray Corp.	7,200	105,840
Matthews International Corp., Class A	16,015	579,583
McCormick & Schmick’s Seafood Restaurants, Inc. *	20,500	181,220
Morgans Hotel Group *	21,900	156,804
Morton’s Restaurant Group, Inc. *	20,800	144,144
Multimedia Games Holding Co., Inc. *	35,380	153,549
O’Charley’s, Inc. *	45,375	276,334
Orient-Express Hotels Ltd., Class A *	41,990	415,281
P.F. Chang’s China Bistro, Inc.	14,555	479,296
Panera Bread Co., Class A *	7,575	873,473
Papa John’s International, Inc. *	15,110	471,583
Peet’s Coffee & Tea, Inc. *	4,800	280,320
Pinnacle Entertainment, Inc. *	60,575	874,097
Red Lion Hotels Corp. *	19,800	149,490
Red Robin Gourmet Burgers, Inc. *	15,980	550,032
Ruby Tuesday, Inc. *	60,250	547,673
Ruth’s Hospitality Group, Inc. *	36,400	209,300
Scientific Games Corp., Class A *	90,070	823,240
Shuffle Master, Inc. *	24,800	231,136
Sonic Corp. *	63,480	679,236
Sotheby’s	15,620	661,507
Speedway Motorsports, Inc.	17,215	234,124
Steiner Leisure Ltd. *	7,460	362,705
Stewart Enterprises, Inc., Class A	64,140	445,773
Strayer Education, Inc.	3,800	462,270
Texas Roadhouse, Inc.	26,310	434,641
The Cheesecake Factory, Inc. *	35,735	1,030,240
The Marcus Corp.	19,030	184,210
Universal Technical Institute, Inc. *	10,080	174,384
Vail Resorts, Inc.	22,760	1,041,270
Weight Watchers International, Inc.	10,992	848,472
WMS Industries, Inc. *	22,912	631,684

		32,592,528

Diversified Financials 2.4%
Advance America Cash Advance Centers, Inc.	122,695	865,000
BGC Partners, Inc., Class A	14,480	118,591
Calamos Asset Management, Inc., Class A	31,015	422,424
Cash America International, Inc.	19,605	1,097,096
Cohen & Steers, Inc.	5,440	215,043
Compass Diversified Holdings	44,060	659,578
CompuCredit Holdings Corp. *	18,128	54,203
Cowen Group, Inc., Class A *	102,339	404,239
Credit Acceptance Corp. *	2,675	212,154
Dollar Financial Corp. *	22,737	491,347
Duff & Phelps Corp., Class A	8,000	91,120
Encore Capital Group, Inc. *	9,755	266,799
Evercore Partners, Inc., Class A	5,400	153,522
EZCORP, Inc., Class A *	18,500	615,680
FBR & Co. *	35,700	103,887
First Cash Financial Services, Inc. *	9,090	393,324
GAMCO Investors, Inc., Class A	2,535	122,618
GFI Group, Inc.	60,020	272,491
Gleacher & Co., Inc. *	59,600	101,916
Greenhill & Co., Inc.	6,435	283,397
ICG Group, Inc. *	11,000	121,550
INTL FCStone, Inc. *	6,774	155,667
Investment Technology Group, Inc. *	48,955	595,782
Janus Capital Group, Inc.	83,200	702,208
KBW, Inc.	12,600	215,460
LPL Investment Holdings, Inc. *	11,000	363,550
MarketAxess Holdings, Inc.	5,700	148,941
Medallion Financial Corp.	20,100	186,528
Nelnet, Inc., Class A	19,340	389,894
NewStar Financial, Inc. *	26,100	277,704
Oppenheimer Holdings, Inc., Class A	7,400	191,512
optionsXpress Holdings, Inc.	15,590	235,409
Penson Worldwide, Inc. (a)*	25,000	76,500
PICO Holdings, Inc. *	8,595	234,730
Piper Jaffray Cos., Inc. *	14,205	418,764
Portfolio Recovery Associates, Inc. *	3,645	294,990
Resource America, Inc., Class A	15,200	89,224
Safeguard Scientifics, Inc. *	5,500	100,155
Stifel Financial Corp. *	15,960	605,842
SWS Group, Inc.	87,720	478,074
The First Marblehead Corp. *	48,000	79,200
Waddell & Reed Financial, Inc., Class A	27,620	1,013,654
World Acceptance Corp. *	9,660	615,535

		14,535,302

Energy 6.8%
Alon USA Energy, Inc.	20,600	250,496
Approach Resources, Inc. *	3,800	98,648
ATP Oil & Gas Corp. (a)*	26,785	388,115

 5

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Basic Energy Services, Inc. *	39,085	1,265,963
Berry Petroleum Co., Class A	16,520	947,422
Bill Barrett Corp. *	13,340	663,798
BPZ Resources, Inc. (a)*	20,600	74,572
Brigham Exploration Co. *	6,835	217,353
Cal Dive International, Inc. *	124,343	693,834
Callon Petroleum Co. *	22,500	156,825
CARBO Ceramics, Inc.	2,880	449,482
Carrizo Oil & Gas, Inc. *	7,605	292,032
Clayton Williams Energy, Inc. *	2,085	138,277
Clean Energy Fuels Corp. (a)*	8,600	137,686
Cloud Peak Energy, Inc. *	48,400	1,079,320
Cobalt International Energy, Inc. *	20,700	255,024
Complete Production Services, Inc. *	35,500	1,380,240
Comstock Resources, Inc. *	39,255	1,252,234
Concho Resources, Inc. *	10,440	976,975
Contango Oil & Gas Co. *	4,760	300,261
Continental Resources, Inc. *	5,000	342,950
Core Laboratories N.V.	5,990	650,993
Crimson Exploration, Inc. *	34,900	109,935
Crosstex Energy, Inc.	77,000	1,124,200
Dawson Geophysical Co. *	4,900	194,481
Delek US Holdings, Inc.	11,100	184,482
Delta Petroleum Corp. *	23,663	102,461
DHT Holdings, Inc.	87,100	313,560
Dril-Quip, Inc. *	6,985	492,512
Endeavour International Corp. *	11,100	139,194
Energy Partners Ltd. *	26,600	452,466
Energy XXI (Bermuda) Ltd. *	15,900	521,679
ENGlobal Corp. *	28,000	112,000
EXCO Resources, Inc.	44,700	711,177
Gastar Exploration Ltd. *	23,000	109,250
Geokinetics, Inc. *	17,600	110,000
GeoResources, Inc. *	3,200	81,664
Global Geophysical Services, Inc. *	9,600	163,776
Global Industries Ltd. *	81,965	420,480
GMX Resources, Inc. *	45,500	220,675
Goodrich Petroleum Corp. (a)*	13,700	271,671
Gran Tierra Energy, Inc. *	51,900	360,705
Green Plains Renewable Energy, Inc. (a)*	8,500	93,075
Gulf Island Fabrication, Inc.	9,400	325,240
GulfMark Offshore, Inc., Class A *	18,705	911,682
Gulfport Energy Corp. *	4,100	149,486
Harvest Natural Resources, Inc. (a)*	11,750	160,975
Hercules Offshore, Inc. *	222,400	1,045,280
Hornbeck Offshore Services, Inc. *	28,780	801,235
InterOil Corp. *	5,400	338,040
ION Geophysical Corp. *	34,605	350,895
James River Coal Co. *	15,700	297,672
Knightsbridge Tankers Ltd. (a)	16,290	335,411
Lufkin Industries, Inc.	6,810	554,879
Magnum Hunter Resources Corp. *	15,354	110,242
Matrix Service Co. *	24,000	334,560
McMoRan Exploration Co. *	59,260	997,938
Miller Energy Resources, Inc. (a)*	17,700	78,057
Mitcham Industries, Inc. *	8,900	161,624
Natural Gas Services Group *	6,800	108,188
Newpark Resources, Inc. *	71,440	663,678
Nordic American Tanker Shipping Ltd. (a)	37,985	777,933
Oilsands Quest, Inc. *	329,900	83,234
OYO Geospace Corp. *	1,000	101,430
Pacific Ethanol, Inc. (a)*	24,642	21,032
Parker Drilling Co. *	174,510	1,106,393
Patriot Coal Corp. *	41,300	780,983
Penn Virginia Corp.	67,700	888,224
Petroleum Development Corp. *	11,855	430,574
PetroQuest Energy, Inc. *	40,185	326,704
PHI, Inc. - Non Voting Shares *	11,885	255,884
Pioneer Drilling Co. *	47,000	764,690
Quicksilver Resources, Inc. *	19,300	273,095
Resolute Energy Corp. *	7,800	127,062
REX American Resources Corp. *	8,300	143,009
Rex Energy Corp. *	12,500	138,375
Rosetta Resources, Inc. *	14,010	725,298
RPC, Inc.	17,297	408,555
SandRidge Energy, Inc. *	85,265	982,253
Stone Energy Corp. *	35,300	1,145,838
Swift Energy Co. *	23,305	887,921
Teekay Tankers Ltd., Class A (a)	29,300	239,967
Tesco Corp. *	21,600	459,216
TETRA Technologies, Inc. *	72,560	933,847
Tsakos Energy Navigation Ltd.	76,930	696,986
Union Drilling, Inc. *	17,000	189,550
VAALCO Energy, Inc. *	31,340	208,724
Vanguard Natural Resources LLC	4,200	128,226
Vantage Drilling Co. *	121,100	197,393
Venoco, Inc. *	10,600	134,726
W&T Offshore, Inc.	17,500	474,250
Warren Resources, Inc. *	24,200	98,494
Willbros Group, Inc. *	56,700	521,640

		40,678,531

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	11,100	170,940
PriceSmart, Inc.	15,340	897,697
Spartan Stores, Inc.	31,500	556,290
Susser Holdings Corp. *	18,300	298,473
The Andersons, Inc.	17,325	712,230
The Fresh Market, Inc. *	3,500	124,355
Village Super Market, Inc., Class A	3,202	86,070
Weis Markets, Inc.	11,300	454,147

		3,300,202

Food, Beverage & Tobacco 2.3%
Adecoagro SA *	12,900	146,415
Alliance One International, Inc. *	213,630	702,843
B&G Foods, Inc.	35,200	661,408
Cal-Maine Foods, Inc. (a)	14,500	490,245
Calavo Growers, Inc.	7,200	148,824
Coca-Cola Bottling Co.	6,200	400,024
Darling International, Inc. *	24,720	417,274
Diamond Foods, Inc.	7,300	522,607
Green Mountain Coffee Roasters, Inc. *	16,080	1,671,516
Hansen Natural Corp. *	11,555	885,344
Heckmann Corp. *	27,200	164,016
Imperial Sugar Co.	33,100	763,948
J & J Snack Foods Corp.	7,535	389,484
Lancaster Colony Corp.	14,165	851,741
National Beverage Corp.	11,400	168,492

6

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Omega Protein Corp. *	12,700	153,924
Pilgrim’s Pride Corp. (a)*	79,900	383,520
Reddy Ice Holdings, Inc. (a)*	41,610	124,414
Sanderson Farms, Inc.	22,100	1,021,462
Smart Balance, Inc. *	56,600	268,284
Snyders-Lance, Inc.	20,760	423,712
The Boston Beer Co., Inc., Class A *	1,900	171,285
The Hain Celestial Group, Inc. *	27,770	897,804
Tootsie Roll Industries, Inc.	11,395	319,630
TreeHouse Foods, Inc. *	18,285	944,237
Vector Group Ltd. (a)	32,436	567,954
Zhongpin, Inc. (a)*	12,000	123,960

		13,784,367

Health Care Equipment & Services 5.9%
Abaxis, Inc. *	5,000	118,600
Accuray, Inc. *	18,762	129,458
Air Methods Corp. *	5,300	371,530
Align Technology, Inc. *	16,500	362,835
Alliance HealthCare Services, Inc. *	50,175	181,132
Almost Family, Inc. *	4,000	101,080
Amedisys, Inc. *	23,570	609,520
American Dental Partners, Inc. *	10,400	120,848
AMN Healthcare Services, Inc. *	67,245	541,995
AmSurg Corp. *	34,225	870,342
Analogic Corp.	4,265	229,414
AngioDynamics, Inc. *	15,300	211,599
ArthroCare Corp. *	8,100	267,705
Assisted Living Concepts, Inc., Class A	14,640	229,409
athenahealth, Inc. *	2,400	141,096
Atrion Corp.	600	119,460
Bio-Reference Laboratories, Inc. *	11,300	225,322
BioScrip, Inc. *	81,800	587,324
Cantel Medical Corp.	6,500	162,045
CardioNet, Inc. *	22,900	115,416
Catalyst Health Solutions, Inc. *	20,600	1,349,918
Chemed Corp.	9,995	607,796
Chindex International, Inc. *	5,700	65,151
Computer Programs & Systems, Inc.	2,700	198,180
CONMED Corp. *	24,095	626,470
Continucare Corp. *	15,300	96,696
CorVel Corp. *	3,301	152,341
Cross Country Healthcare, Inc. *	26,265	181,491
Emdeon, Inc., Class A *	13,600	210,800
Emeritus Corp. *	16,000	314,400
Ensign Group, Inc.	4,020	114,168
Exactech, Inc. *	5,600	95,704
Five Star Quality Care, Inc. *	57,400	284,130
Gen-Probe, Inc. *	12,715	769,893
Gentiva Health Services, Inc. *	27,025	486,180
Greatbatch, Inc. *	16,520	411,678
Haemonetics Corp. *	10,300	674,650
Hanger Orthopedic Group, Inc. *	15,200	319,352
HEALTHSOUTH Corp. *	45,200	1,102,880
Healthspring, Inc. *	25,900	1,062,936
Healthways, Inc. *	39,760	593,617
HMS Holdings Corp. *	3,400	257,040
ICU Medical, Inc. *	5,050	214,524
IDEXX Laboratories, Inc. *	12,800	1,061,632
Immucor, Inc. *	25,400	673,100
Integra LifeSciences Holdings *	7,920	356,954
Invacare Corp.	28,565	856,379
IPC The Hospitalist Co. *	4,600	208,058
Kensey Nash Corp. *	4,400	115,280
Landauer, Inc.	4,250	239,912
LCA-Vision, Inc. *	22,830	96,114
LHC Group, Inc. *	7,360	167,661
Masimo Corp.	10,600	294,468
MedAssets, Inc. *	19,700	249,599
MedCath Corp. *	21,580	283,130
Medical Action Industries, Inc. *	22,800	173,736
MedQuist, Inc.	8,700	117,450
Meridian Bioscience, Inc.	11,525	248,940
Merit Medical Systems, Inc. *	16,775	262,864
Metropolitan Health Networks, Inc. *	23,800	134,708
Molina Healthcare, Inc. *	41,257	934,471
MWI Veterinary Supply, Inc. *	7,200	641,232
National Healthcare Corp.	6,750	321,097
Natus Medical, Inc. *	14,600	168,338
Neogen Corp. *	3,800	157,168
NuVasive, Inc. *	5,400	154,548
Omnicell, Inc. *	16,200	277,182
Orthofix International N.V. *	11,760	496,625
PharMerica Corp. *	70,840	904,627
Providence Service Corp. *	13,000	154,050
PSS World Medical, Inc. *	37,470	896,657
Quality Systems, Inc.	3,830	349,909
Quidel Corp. *	11,900	178,024
RadNet, Inc. *	36,000	135,000
ResMed, Inc. *	31,840	964,434
RTI Biologics, Inc. *	56,800	186,872
Select Medical Holdings Corp. *	56,900	446,665
Sirona Dental Systems, Inc. *	13,090	662,092
Skilled Healthcare Group, Inc., Class A *	20,360	179,168
SonoSite, Inc. *	5,680	185,509
Sunrise Senior Living, Inc. *	73,400	647,388
SurModics, Inc. *	12,660	139,260
Symmetry Medical, Inc. *	26,870	258,758
Syneron Medical Ltd. *	11,300	136,956
Team Health Holdings, Inc. *	10,500	231,105
Thoratec Corp. *	14,200	478,398
Triple-S Management Corp., Class B *	21,500	463,755
U.S. Physical Therapy, Inc.	7,000	168,560
Volcano Corp. *	4,000	125,640
WellCare Health Plans, Inc. *	29,300	1,284,805
West Pharmaceutical Services, Inc.	19,240	844,059
Wright Medical Group, Inc. *	13,440	210,202
Zoll Medical Corp. *	7,725	538,123

		35,346,787

Household & Personal Products 0.7%
American Oriental Bioengineering, Inc. (a)*	149,000	178,800
Central Garden & Pet Co. *	26,600	237,804
Central Garden & Pet Co., Class A *	77,030	674,783
Elizabeth Arden, Inc. *	22,470	723,983
Inter Parfums, Inc.	6,550	131,262
Nu Skin Enterprises, Inc., Class A	27,110	1,017,709
Nutraceutical International Corp. *	6,400	94,720

 7

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Prestige Brands Holdings, Inc. *	20,510	250,632
Revlon, Inc., Class A *	14,100	237,444
Schiff Nutrition International, Inc.	12,500	144,625
USANA Health Sciences, Inc. *	4,530	123,896
WD-40 Co.	8,615	377,337

		4,192,995

Insurance 2.2%
American Equity Investment Life Holding Co.	59,515	706,443
American National Insurance Co.	5,100	382,194
American Safety Insurance Holdings Ltd. *	10,400	195,000
AMERISAFE, Inc. *	16,700	359,217
AmTrust Financial Services, Inc.	13,280	308,362
Argo Group International Holdings Ltd.	23,359	686,755
Citizens, Inc. *	23,980	164,982
CNA Financial Corp.	21,200	583,848
eHealth, Inc. *	10,000	129,500
Employers Holdings, Inc.	27,800	413,108
Enstar Group Ltd. *	3,610	381,360
FBL Financial Group, Inc., Class A	16,400	516,272
Flagstone Reinsurance Holdings S.A.	52,500	467,775
FPIC Insurance Group, Inc. *	9,125	380,695
Global Indemnity plc *	10,670	222,256
Greenlight Capital Re Ltd., Class A *	13,000	321,880
Hallmark Financial Services, Inc. *	15,000	101,100
Harleysville Group, Inc.	11,935	360,676
Hilltop Holdings, Inc. *	27,670	242,113
Horace Mann Educators Corp.	47,790	695,822
Infinity Property & Casualty Corp.	12,265	621,468
Kansas City Life Insurance Co.	2,977	87,226
Maiden Holdings Ltd.	61,500	570,105
Meadowbrook Insurance Group, Inc.	35,300	331,820
National Financial Partners Corp. *	52,885	599,187
National Western Life Insurance Co., Class A	900	154,197
OneBeacon Insurance Group Ltd., Class A	21,100	268,814
Presidential Life Corp.	19,545	222,031
Safety Insurance Group, Inc.	13,805	560,483
Seabright Holdings, Inc.	31,500	286,335
State Auto Financial Corp.	10,230	169,613
Stewart Information Services Corp.	33,500	355,100
The Navigators Group, Inc. *	9,665	455,608
Tower Group, Inc.	23,900	546,354
United Fire & Casualty Co.	19,260	330,309
Universal Insurance Holdings, Inc.	28,800	122,976

		13,300,984

Materials 6.1%
A. M. Castle & Co. *	23,478	407,578
A. Schulman, Inc.	38,933	862,366
AEP Industries, Inc. *	4,740	128,359
Allied Nevada Gold Corp. *	3,600	137,160
AMCOL International Corp.	14,720	451,315
American Vanguard Corp.	14,000	191,240
Arch Chemicals, Inc.	22,490	1,059,729
Balchem Corp.	4,100	179,457
Boise, Inc.	87,800	608,454
Buckeye Technologies, Inc.	18,880	507,683
Calgon Carbon Corp. *	17,900	266,531
Century Aluminum Co. *	65,900	858,018
Clearwater Paper Corp. *	9,480	717,067
Coeur d’Alene Mines Corp. *	37,600	1,026,104
Compass Minerals International, Inc.	7,630	600,786
Deltic Timber Corp.	3,500	181,475
Eagle Materials, Inc.	25,570	635,414
Ferro Corp. *	67,030	872,731
General Steel Holdings, Inc. (a)*	104,500	153,615
Georgia Gulf Corp. *	35,324	707,893
Globe Specialty Metals, Inc.	13,600	313,888
Graham Packaging Co., Inc. *	28,000	709,800
Graphic Packaging Holding Co. *	100,900	499,455
H.B. Fuller Co.	43,180	987,095
Handy & Harman Ltd. *	12,600	178,290
Hawkins, Inc.	4,500	154,890
Haynes International, Inc.	5,976	374,337
Headwaters, Inc. *	134,980	309,104
Hecla Mining Co. *	60,345	468,881
Horsehead Holding Corp. *	26,300	293,771
Innophos Holdings, Inc.	9,850	474,770
Innospec, Inc. *	11,980	384,798
Intrepid Potash, Inc. *	11,300	375,725
Kaiser Aluminum Corp.	12,080	674,306
KapStone Paper & Packaging Corp. *	19,700	307,123
Koppers Holdings, Inc.	14,060	520,501
Kraton Performance Polymers, Inc. *	18,800	678,680
Landec Corp. *	25,400	156,972
LSB Industries, Inc. *	8,220	326,663
Materion Corp. *	11,360	433,043
Mercer International, Inc. *	29,100	268,884
Metals USA Holdings Corp. *	19,500	299,910
Minerals Technologies, Inc.	12,310	797,442
Myers Industries, Inc.	33,105	393,949
Neenah Paper, Inc.	17,665	356,656
NewMarket Corp.	6,495	1,065,310
Noranda Aluminum Holding Corp. *	10,300	142,964
Olympic Steel, Inc.	14,300	373,945
OM Group, Inc. *	32,635	1,183,998
Omnova Solutions, Inc. *	53,280	360,173
P.H. Glatfelter Co.	62,545	943,804
PolyOne Corp.	83,200	1,289,600
Qiao Xing Universal Resources, Inc. (a)*	82,700	103,375
Quaker Chemical Corp.	7,500	304,050
Royal Gold, Inc.	13,150	842,915
RTI International Metals, Inc. *	24,580	788,281
Schnitzer Steel Industries, Inc., Class A	16,710	848,701
Schweitzer-Mauduit International, Inc.	9,786	549,092
Spartech Corp. *	62,665	360,324
Stepan Co.	8,165	647,484
Stillwater Mining Co. *	22,070	337,671
STR Holdings, Inc. *	13,500	185,760
Terra Nova Royalty Corp.	45,100	350,878
Texas Industries, Inc. (a)	17,185	663,513
Titanium Metals Corp.	32,050	570,169

8

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TPC Group, Inc. *	23,000	923,450
Universal Stainless & Alloy Products, Inc. *	5,900	263,671
Verso Paper Corp. *	30,600	76,806
Walter Energy, Inc.	7,675	940,725
Wausau Paper Corp.	72,110	532,172
Westlake Chemical Corp.	9,900	512,325
Yongye International, Inc. (a)*	16,100	76,314
Zep, Inc.	15,300	286,875
Zoltek Cos., Inc. (a)*	17,400	175,914

		36,992,167

Media 2.6%
AH Belo Corp., Class A	21,900	140,160
Arbitron, Inc.	7,560	295,747
Belo Corp., Class A *	111,900	782,181
Carmike Cinemas, Inc. *	25,975	161,305
Central European Media Enterprises Ltd., Class A *	50,200	959,824
Clear Channel Outdoor Holdings, Inc., Class A *	25,700	301,975
CTC Media, Inc.	12,100	254,826
DreamWorks Animation SKG, Inc., Class A *	32,700	714,822
Entercom Communications Corp., Class A *	33,300	264,402
Fisher Communications, Inc. *	6,300	184,716
Gray Television, Inc. *	51,200	124,416
Harte-Hanks, Inc.	47,135	385,093
Journal Communications, Inc., Class A *	44,715	221,786
Knology, Inc. *	19,700	270,481
Lee Enterprises, Inc. (a)*	94,750	87,170
Liberty Media Corp - Capital, Series A *	10,500	838,005
LIN TV Corp., Class A *	29,633	121,495
Lions Gate Entertainment Corp. *	83,700	594,270
LodgeNet Interactive Corp. *	92,550	261,917
Media General, Inc., Class A *	50,570	138,056
Meredith Corp.	21,900	653,715
Morningstar, Inc.	5,535	345,163
National CineMedia, Inc.	20,500	301,965
Radio One, Inc., Class D *	58,130	83,126
Scholastic Corp.	37,000	1,062,640
Scripps Networks Interactive, Class A	22,000	1,019,480
Sinclair Broadcast Group, Inc., Class A	19,119	189,469
Sirius XM Radio, Inc. *	204,900	432,339
The E.W. Scripps Co., Class A *	84,600	729,252
The Madison Square Garden, Inc., Class A *	32,200	853,300
The McClatchy Co., Class A (a)*	216,600	487,350
The Washington Post Co., Class B	2,231	897,531
Valassis Communications, Inc. *	35,485	950,998
World Wrestling Entertainment, Inc., Class A (a)	25,100	252,757

		15,361,732

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Affymetrix, Inc. *	71,590	404,483
Albany Molecular Research, Inc. *	30,700	146,746
Alexion Pharmaceuticals, Inc. *	7,600	431,680
Alkermes, Inc. *	23,400	403,416
Alnylam Pharmaceuticals, Inc. *	9,100	85,358
Amylin Pharmaceuticals, Inc. *	24,000	285,840
Bio-Rad Laboratories, Inc., Class A *	8,500	926,500
BioMarin Pharmaceuticals, Inc. *	8,200	256,086
Bruker Corp. *	13,385	230,490
Cambrex Corp. *	20,629	90,974
Cepheid, Inc. *	4,400	166,144
Cubist Pharmaceuticals, Inc. *	14,540	493,924
Dendreon Corp. *	7,000	258,300
Emergent Biosolutions, Inc. *	10,100	208,565
Enzon Pharmaceuticals, Inc. *	12,300	119,556
eResearch Technology, Inc. *	26,600	169,442
Human Genome Sciences, Inc. *	15,000	315,150
Illumina, Inc. *	10,060	628,247
Impax Laboratories, Inc. *	12,900	273,222
Isis Pharmaceuticals, Inc. *	17,200	148,608
Jiangbo Pharmaceuticals, Inc. (b)(c)*	15,700	48,670
K-V Pharmaceutical Co., Class A (a)*	34,164	67,986
Luminex Corp. *	7,700	156,695
Medicis Pharmaceutical Corp., Class A	17,625	655,297
Myriad Genetics, Inc. *	23,140	492,188
Obagi Medical Products, Inc. *	9,000	93,330
Onyx Pharmaceuticals, Inc. *	10,800	356,184
Par Pharmaceutical Cos., Inc. *	18,170	588,526
PAREXEL International Corp. *	32,620	669,689
PDL BioPharma, Inc.	184,450	1,141,745
Regeneron Pharmaceuticals, Inc. *	6,500	344,890
Salix Pharmaceuticals Ltd. *	7,195	279,022
Seattle Genetics, Inc. *	7,000	119,210
Techne Corp.	7,165	543,035
The Medicines Co. *	8,320	124,634
United Therapeutics Corp. *	5,820	333,952
Vertex Pharmaceuticals, Inc. *	13,400	694,924
ViroPharma, Inc. *	33,660	608,573
VIVUS, Inc. *	13,300	109,193
Warner Chilcott plc, Class A	36,000	756,720

		14,227,194

Real Estate 6.5%
Acadia Realty Trust	23,274	488,521
Agree Realty Corp.	6,300	143,073
Alexander’s, Inc.	320	128,320
Altisource Portfolio Solutions S.A. *	6,000	203,040
American Assets Trust, Inc.	4,900	107,751
American Campus Communities, Inc.	22,460	835,961
American Capital Agency Corp.	14,200	396,464
Anworth Mortgage Asset Corp.	130,855	906,825
Arbor Realty Trust, Inc. *	15,300	64,872
Ashford Hospitality Trust	105,785	1,153,056
Associated Estates Realty Corp.	10,900	197,835
Avatar Holdings, Inc. *	11,645	178,169
CapLease, Inc.	51,200	227,840
Capstead Mortgage Corp.	76,450	966,328

 9

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cedar Shopping Centers, Inc.	79,945	396,527
Cogdell Spencer, Inc.	39,200	233,632
Colony Financial, Inc.	4,600	81,006
Cousins Properties, Inc.	101,583	864,471
CreXus Investment Corp.	7,500	78,825
Cypress Sharpridge Investments, Inc. (a)	31,000	381,610
DiamondRock Hospitality Co.	94,587	966,679
DuPont Fabros Technology, Inc.	13,400	341,566
Dynex Capital, Inc.	9,600	87,360
EastGroup Properties, Inc.	14,950	665,574
Education Realty Trust, Inc.	45,500	399,490
Equity Lifestyle Properties, Inc.	9,070	591,001
Equity One, Inc.	32,800	636,320
Extra Space Storage, Inc.	45,265	962,334
FelCor Lodging Trust, Inc. *	100,850	518,369
First Industrial Realty Trust, Inc. *	102,900	1,219,365
First Potomac Realty Trust	28,000	437,360
Forestar Group, Inc. *	19,860	323,718
Franklin Street Properties Corp.	48,520	611,837
Getty Realty Corp.	10,960	254,272
Gladstone Commercial Corp.	7,600	132,088
Glimcher Realty Trust	75,225	740,966
Government Properties Income Trust	6,800	168,164
Gramercy Capital Corp. *	117,600	322,224
Grubb & Ellis Co. (a)*	96,000	61,046
Healthcare Realty Trust, Inc.	47,200	925,120
Hersha Hospitality Trust	59,940	314,086
HomeBanc Corp. (b)(c)*	6,875	—
Howard Hughes Corp. *	14,800	894,808
Inland Real Estate Corp.	80,930	713,803
Invesco Mortgage Capital, Inc.	6,500	127,270
Investors Real Estate Trust	64,225	522,149
Kite Realty Group Trust	73,580	334,053
LaSalle Hotel Properties	39,640	991,396
LTC Properties, Inc.	11,230	304,895
Medical Properties Trust, Inc.	57,000	670,320
Mid-America Apartment Communities, Inc.	14,945	1,057,957
Mission West Properties, Inc.	23,800	192,780
Monmouth Real Estate Investment Corp., Class A	22,600	186,224
MPG Office Trust, Inc. *	119,420	395,280
National Health Investors, Inc.	10,235	465,590
New York Mortgage Trust, Inc.	14,100	96,021
Newcastle Investment Corp.	122,900	738,629
NorthStar Realty Finance Corp.	165,432	641,876
OMEGA Healthcare Investors, Inc.	34,590	679,348
One Liberty Properties, Inc.	15,203	235,038
Parkway Properties, Inc.	32,720	576,854
Post Properties, Inc.	29,020	1,230,448
PS Business Parks, Inc.	8,650	491,407
RAIT Financial Trust (a)	100,920	561,115
Ramco-Gershenson Properties Trust	34,570	424,174
Resource Capital Corp.	56,900	324,330
Sabra Health Care REIT, Inc.	42,533	612,901
Saul Centers, Inc.	6,605	260,567
Sovran Self Storage, Inc.	20,870	846,279
Strategic Hotel & Resorts, Inc. *	102,355	696,014
Sun Communities, Inc.	14,155	541,712
Tanger Factory Outlet Centers, Inc.	26,580	729,621
Taubman Centers, Inc.	15,195	910,180
The St. Joe Co. (a)*	28,270	500,662
U-Store-It Trust	76,975	819,784
Universal Health Realty Income Trust	3,900	160,719
Urstadt Biddle Properties, Class A	14,795	262,463
Walter Investment Management Corp.	32,500	786,175
Winthrop Realty Trust	13,500	149,310

		38,845,217

Retailing 4.8%
1-800-FLOWERS.COM, Inc., Class A *	54,947	165,390
99 Cents Only Stores *	33,440	660,440
America’s Car-Mart, Inc. *	7,100	240,264
Audiovox Corp., Class A *	31,420	225,910
bebe stores, Inc.	44,590	330,412
Big 5 Sporting Goods Corp.	19,240	158,730
Blue Nile, Inc. *	1,700	72,012
Brown Shoe Co., Inc.	59,242	598,344
Build-A-Bear Workshop, Inc. *	37,050	229,340
Casual Male Retail Group, Inc. *	53,800	226,498
Christopher & Banks Corp.	51,840	326,592
Citi Trends, Inc. *	9,500	133,285
Coldwater Creek, Inc. *	131,060	165,136
Conn’s, Inc. *	78,989	650,079
Cost Plus, Inc. *	34,800	309,372
Destination Maternity Corp.	4,700	77,174
Dollar General Corp. *	35,200	1,107,392
DSW, Inc., Class A *	24,368	1,291,017
Express, Inc.	9,000	201,960
Fred’s, Inc., Class A	47,570	626,973
Genesco, Inc. *	25,900	1,341,620
Guess?, Inc.	12,055	459,537
hhgregg, Inc. (a)*	16,600	204,678
Hibbett Sports, Inc. *	11,785	462,443
Hot Topic, Inc.	97,500	728,325
Jos. A. Bank Clothiers, Inc. *	12,085	620,081
Kirkland’s, Inc. *	9,622	103,821
Lithia Motors, Inc., Class A	50,935	1,051,298
Lumber Liquidators Holdings, Inc. *	7,900	124,109
MarineMax, Inc. *	35,500	326,245
Midas, Inc. *	13,600	74,256
Monro Muffler Brake, Inc.	9,440	337,574
New York & Co, Inc. *	32,100	175,266
Nutrisystem, Inc.	28,030	418,768
Orbitz Worldwide, Inc. *	66,300	216,138
Overstock.com, Inc. *	9,760	123,854
Pacific Sunwear of California, Inc. *	161,330	450,111
PetMed Express, Inc. (a)	6,500	71,305
Pier 1 Imports, Inc. *	52,885	581,206
Pool Corp.	36,780	983,865
Rue21, Inc. *	4,700	154,489
Sally Beauty Holdings, Inc. *	57,265	984,958
Select Comfort Corp. *	28,470	478,865
Shoe Carnival, Inc. *	10,700	338,013
Shutterfly, Inc. *	4,700	255,680
Stage Stores, Inc.	43,955	782,399
Stein Mart, Inc.	55,715	529,293
Systemax, Inc. *	21,445	349,339

10

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Bon-Ton Stores, Inc. (a)	39,511	401,037
The Buckle, Inc.	14,722	652,332
The Cato Corp., Class A	21,895	609,119
The Children’s Place Retail Stores, Inc. *	25,160	1,215,731
The Finish Line, Inc., Class A	37,152	791,338
The Pep Boys - Manny, Moe & Jack	68,215	733,311
The Talbots, Inc. (a)*	120,680	417,553
TravelCenters of America L.L.C. *	33,100	173,775
Tuesday Morning Corp. *	65,730	282,639
Ulta Salon, Cosmetics & Fragrance, Inc. *	10,200	642,906
ValueVision Media, Inc., Class A *	26,920	201,631
Vitamin Shoppe, Inc. *	10,600	461,736
West Marine, Inc. *	26,080	267,320
Wet Seal, Inc., Class A *	88,660	433,547
Zale Corp. *	196,000	1,099,560
Zumiez, Inc. *	8,780	233,285

		29,140,676

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	19,720	209,229
Alpha & Omega Semiconductor Ltd. *	11,100	124,764
ANADIGICS, Inc. *	25,000	78,500
Applied Micro Circuits Corp. *	19,440	122,666
ATMI, Inc. *	21,215	395,660
Axcelis Technologies, Inc. *	71,760	119,122
Brooks Automation, Inc. *	31,790	302,323
Cabot Microelectronics Corp. *	9,630	372,585
Canadian Solar, Inc. (a)*	17,700	155,229
CEVA, Inc. *	4,200	126,924
Cirrus Logic, Inc. *	8,235	125,007
Cohu, Inc.	14,610	182,917
Cymer, Inc. *	11,120	489,614
Cypress Semiconductor Corp. *	36,005	740,983
Diodes, Inc. *	13,297	313,144
DSP Group, Inc. *	28,440	215,860
Energy Conversion Devices, Inc. (a)*	59,330	62,297
Entegris, Inc. *	49,245	422,030
Evergreen Solar, Inc. (a)*	99,200	31,744
Exar Corp. *	24,115	159,400
Fairchild Semiconductor International, Inc. *	65,500	983,155
FormFactor, Inc. *	38,565	354,412
GT Solar International, Inc. *	32,100	437,844
Hittite Microwave Corp. *	3,255	182,247
Integrated Device Technology, Inc. *	88,380	604,519
Integrated Silicon Solutions, Inc. *	16,200	144,018
International Rectifier Corp. *	32,500	834,925
IXYS Corp. *	9,700	132,308
Kopin Corp. *	25,900	111,370
Kulicke & Soffa Industries, Inc. *	38,680	355,856
Lattice Semiconductor Corp. *	38,000	235,600
LTX-Credence Corp. *	16,400	117,916
Mattson Technology, Inc. *	58,100	101,094
Micrel, Inc.	15,950	161,893
Microsemi Corp. *	28,945	574,558
MKS Instruments, Inc.	21,850	545,157
Monolithic Power Systems *	12,900	174,021
Netlogic Microsystems, Inc. *	5,990	206,955
NXP Semiconductor N.V. *	7,900	156,262
OmniVision Technologies, Inc. *	16,880	493,571
Pericom Semiconductor Corp. *	16,800	137,424
Photronics, Inc. *	60,925	455,719
PMC-Sierra, Inc. *	108,225	756,493
Power Integrations, Inc.	4,860	172,481
Rambus, Inc. *	12,900	179,052
RF Micro Devices, Inc. *	96,445	651,004
Rudolph Technologies, Inc. *	10,300	88,477
Semtech Corp. *	16,205	377,576
Sigma Designs, Inc. *	18,950	162,023
Silicon Image, Inc. *	25,360	145,313
Silicon Laboratories, Inc. *	8,790	311,254
Standard Microsystems Corp. *	13,890	328,637
SunPower Corp., Class A (a)*	39,700	779,311
SunPower Corp., Class B *	27,069	410,366
Supertex, Inc. *	6,300	122,094
Tessera Technologies, Inc. *	34,590	543,409
TriQuint Semiconductor, Inc. *	35,360	265,907
Ultra Clean Holdings, Inc. *	10,800	74,952
Ultratech, Inc. *	7,200	189,720
Varian Semiconductor Equipment Associates, Inc. *	18,312	1,112,271
Veeco Instruments, Inc. (a)*	8,360	332,644
Volterra Semiconductor Corp. *	4,700	121,119
Zoran Corp. *	35,235	292,451

		19,667,376

Software & Services 7.4%
ACI Worldwide, Inc. *	10,900	394,144
Actuate Corp. *	22,200	134,754
Acxiom Corp. *	63,415	871,322
Advent Software, Inc. *	7,720	179,336
American Software, Inc., Class A	17,400	148,944
Ancestry.com, Inc. *	6,700	238,587
ANSYS, Inc. *	19,000	961,400
Ariba, Inc. *	11,045	365,258
AsiaInfo-Linkage, Inc. (a)*	20,200	308,656
Blackbaud, Inc.	11,100	281,940
Blackboard, Inc. *	6,720	292,723
Bottomline Technologies, Inc. *	6,900	160,701
Cadence Design Systems, Inc. *	90,000	929,700
Cardtronics, Inc. *	12,400	284,952
Cass Information Systems, Inc.	3,100	116,374
CDC Corp., Class A *	70,063	133,120
CIBER, Inc. *	148,170	743,813
CommVault Systems, Inc. *	4,800	185,856
Computer Task Group, Inc. *	9,400	121,166
Concur Technologies, Inc. *	9,100	413,504
CSG Systems International, Inc. *	22,745	403,951
DealerTrack Holdings, Inc. *	12,895	299,035
Digital River, Inc. *	18,450	470,475
EarthLink, Inc.	112,875	907,515
Ebix, Inc. (a)*	3,800	74,822
EPIQ Systems, Inc.	22,170	286,436
ePlus, Inc. *	3,600	95,508
Equinix, Inc. *	12,307	1,285,712
Euronet Worldwide, Inc. *	38,995	669,154
FactSet Research Systems, Inc.	6,165	567,735
Fair Isaac Corp.	22,005	654,649
FleetCor Technologies, Inc. *	3,000	88,920

 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Forrester Research, Inc.	5,525	174,590
Fortinet, Inc. *	8,000	162,560
Gartner, Inc. *	13,200	487,212
Genpact Ltd. *	64,250	1,060,125
GigaMedia Ltd. *	115,000	138,000
Global Cash Access Holdings, Inc. *	90,335	253,841
Global Payments, Inc.	23,370	1,107,972
Heartland Payment Systems, Inc.	26,865	565,240
iGATE Corp.	5,900	88,441
Informatica Corp. *	13,955	713,519
InfoSpace, Inc. *	25,900	246,827
Internap Network Services Corp. *	27,200	169,184
j2 Global Communications, Inc. *	14,985	400,699
Jack Henry & Associates, Inc.	32,080	928,716
JDA Software Group, Inc. *	13,785	385,429
Kenexa Corp. *	6,500	166,205
Lionbridge Technologies, Inc. *	47,600	154,700
Liquidity Services, Inc. *	7,700	186,186
Manhattan Associates, Inc. *	8,095	301,944
ManTech International Corp., Class A	15,700	640,560
MAXIMUS, Inc.	12,890	497,941
Mentor Graphics Corp. *	43,520	497,434
MercadoLibre, Inc.	1,500	119,130
MICROS Systems, Inc. *	20,140	986,256
MicroStrategy, Inc., Class A *	2,128	339,139
ModusLink Global Solutions, Inc.	57,475	240,820
MoneyGram International, Inc. *	94,400	317,184
Monotype Imaging Holdings, Inc. *	8,900	121,930
Move, Inc. *	60,300	123,615
NCI, Inc., Class A *	5,400	115,992
Ness Technologies, Inc. *	47,200	362,024
Net 1 UEPS Technologies, Inc. *	40,260	317,651
NetScout Systems, Inc. *	10,500	160,125
NeuStar, Inc., Class A *	19,975	520,149
NIC, Inc.	9,800	125,146
Online Resources Corp *	22,100	78,676
Openwave Systems, Inc. *	114,435	257,479
Parametric Technology Corp. *	38,640	803,326
Perficient, Inc. *	13,700	137,137
PRGX Global, Inc. *	23,400	152,568
Progress Software Corp. *	22,425	540,442
Quest Software, Inc. *	22,580	428,568
QuinStreet, Inc. *	9,900	123,651
Rackspace Hosting, Inc. *	12,920	516,800
Radiant Systems, Inc. *	12,400	349,556
RealNetworks, Inc. *	62,545	211,402
Red Hat, Inc. *	17,000	715,360
Rosetta Stone, Inc. (a)*	8,200	113,160
Rovi Corp. *	18,669	988,897
S1 Corp. *	32,500	305,500
Salesforce.com, Inc. *	5,335	772,028
Sapient Corp. *	25,780	358,858
SINA Corp. *	9,780	1,057,120
Smith Micro Software, Inc. *	13,800	49,128
Sohu.com, Inc. *	7,100	639,710
Solera Holdings, Inc.	10,460	584,505
SS&C Technologies Holdings, Inc. *	5,700	105,564
Synchronoss Technologies, Inc. *	2,700	78,975
Syntel, Inc.	4,855	266,879
Take-Two Interactive Software, Inc. *	53,755	725,155
Taleo Corp., Class A *	6,600	218,460
TeleCommunication Systems, Inc., Class A *	37,000	187,960
TeleTech Holdings, Inc. *	27,910	552,339
Telvent GIT, S.A. *	7,000	279,160
THQ, Inc. *	134,810	359,269
TIBCO Software, Inc. *	34,130	888,745
TiVo, Inc. *	15,900	149,460
TNS, Inc. *	22,695	383,546
Tyler Technologies, Inc. *	8,980	228,900
United Online, Inc.	111,927	668,204
ValueClick, Inc. *	35,880	647,993
VeriFone Systems, Inc. *	9,000	354,330
Verint Systems, Inc. *	4,600	156,492
Virtusa Corp. *	6,900	135,654
VistaPrint N.V. *	6,220	166,074
VMware, Inc., Class A *	8,500	852,890
WebMD Health Corp. *	6,484	228,561
Websense, Inc. *	9,990	226,573
Wright Express Corp. *	20,400	1,003,680
XO Group, Inc. *	16,100	150,535

		44,445,917

Technology Hardware & Equipment 5.9%
Acme Packet, Inc. *	1,600	94,272
ADTRAN, Inc.	15,345	507,766
Aeroflex Holding Corp. *	6,900	98,670
Agilysys, Inc. *	47,922	458,614
Anaren, Inc. *	7,800	156,078
Arris Group, Inc. *	75,605	907,260
Aviat Networks, Inc. *	54,860	212,308
Avid Technology, Inc. *	24,025	314,487
AVX Corp.	36,600	509,472
Bel Fuse, Inc., Class B	8,200	155,964
Black Box Corp.	16,040	456,980
Blue Coat Systems, Inc. *	11,600	233,740
Checkpoint Systems, Inc. *	29,280	459,696
China Security & Surveillance Technology, Inc. (a)*	62,800	366,124
Ciena Corp. *	12,460	192,632
Cognex Corp.	14,265	484,297
Cogo Group, Inc. *	18,900	89,019
Coherent, Inc. *	8,840	424,585
Comtech Telecommunications Corp.	28,070	756,487
Cray, Inc. *	18,200	109,928
CTS Corp.	30,995	304,681
Daktronics, Inc.	23,265	231,021
DG Fastchannel, Inc. *	8,100	228,906
Digi International, Inc. *	18,600	265,794
Dolby Laboratories, Inc., Class A *	13,900	588,804
Dot Hill Systems Corp. *	31,100	70,286
DTS, Inc. *	2,600	90,272
EchoStar Corp., Class A *	27,800	930,188
Electro Rent Corp.	11,005	177,841
Electro Scientific Industries, Inc. *	15,735	302,269
Electronics for Imaging, Inc. *	34,202	588,616
EMCORE Corp. (a)*	38,600	101,132
EMS Technologies, Inc. *	12,500	411,000
Emulex Corp. *	51,865	438,259
Extreme Networks, Inc. *	43,765	148,363
F5 Networks, Inc. *	8,740	817,015
FARO Technologies, Inc. *	4,600	187,496

12

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FEI Co. *	15,420	509,477
Finisar Corp. *	8,330	141,943
Gerber Scientific, Inc. *	19,700	217,094
Globecomm Systems, Inc. *	13,800	192,648
Harmonic, Inc. *	33,000	179,190
Hutchinson Technology, Inc. *	91,300	285,769
Hypercom Corp. *	14,500	117,595
Imation Corp. *	50,485	420,035
Infinera Corp. *	35,700	229,551
InterDigital, Inc.	9,500	648,375
Intermec, Inc. *	37,735	406,783
Intevac, Inc. *	12,100	110,110
JDS Uniphase Corp. *	41,400	544,410
KEMET Corp. *	32,400	395,280
Key Tronic Corp. *	20,900	93,005
Littelfuse, Inc.	8,845	451,891
LoJack Corp. *	21,100	84,611
Loral Space & Communications, Inc. *	3,450	225,216
Measurement Specialties, Inc. *	6,000	195,960
Mercury Computer Systems, Inc. *	7,900	132,641
Methode Electronics, Inc.	28,430	300,789
Mitel Networks Corp. *	17,000	75,650
MTS Systems Corp.	6,580	259,318
Multi-Fineline Electronix, Inc. *	7,120	144,607
Nam Tai Electronics, Inc.	27,540	161,109
National Instruments Corp.	24,142	623,829
NETGEAR, Inc. *	12,150	399,857
Newport Corp. *	19,130	297,280
Novatel Wireless, Inc. *	37,700	193,401
Oclaro, Inc. *	10,900	51,230
Oplink Communications, Inc. *	5,800	97,904
Opnext, Inc. *	35,000	66,150
Orbotech Ltd. *	22,800	256,044
OSI Systems, Inc. *	9,890	408,358
Park Electrochemical Corp.	12,610	329,878
PC Connection, Inc. *	12,000	93,840
PC Mall, Inc. *	19,300	152,470
Plantronics, Inc.	19,410	664,793
Plexus Corp. *	34,180	1,008,652
Polycom, Inc. *	41,940	1,133,638
Power-One, Inc. (a)*	22,900	165,109
Powerwave Technologies, Inc. *	73,120	158,670
Pulse Electronics Corp.	78,110	326,500
Qiao Xing Mobile Communication Co., Ltd. *	31,400	61,230
QLogic Corp. *	48,580	736,959
Quantum Corp. *	151,400	398,182
RadiSys Corp. *	21,200	168,328
RADWARE Ltd. *	2,600	86,190
Richardson Electronics Ltd.	12,500	185,375
Rimage Corp.	7,700	114,114
Riverbed Technology, Inc. *	9,400	269,122
Rofin-Sinar Technologies, Inc. *	11,910	373,736
Rogers Corp. *	5,120	248,218
ScanSource, Inc. *	27,840	1,028,688
SeaChange International, Inc. *	14,900	142,444
Silicon Graphics International Corp. *	10,060	143,556
Smart Modular Technologies (WWH), Inc. *	49,600	446,400
Sonus Networks, Inc. *	90,270	267,199
STEC, Inc. *	12,000	122,040
Stratasys, Inc. *	2,800	71,400
Super Micro Computer, Inc. *	15,800	222,622
Sycamore Networks, Inc.	11,600	228,520
Symmetricom, Inc. *	32,900	186,543
Synaptics, Inc. *	11,305	277,764
SYNNEX Corp. *	27,200	770,304
Tekelec *	67,135	527,010
TTM Technologies, Inc. *	18,800	260,380
UTStarcom Holdings Corp. *	200,900	275,233
ViaSat, Inc. *	17,015	764,484
Westell Technologies, Inc., Class A *	30,033	85,594
Xyratex Ltd. *	47,725	454,819
Zebra Technologies Corp., Class A *	24,820	992,800
Zygo Corp. *	7,000	84,000

		35,814,236

Telecommunication Services 1.3%
AboveNet, Inc.	8,000	487,120
Alaska Communication Systems Group, Inc. (a)	61,040	441,319
Atlantic Tele-Network, Inc.	6,300	237,951
Cbeyond, Inc. *	13,960	156,771
Cogent Communications Group, Inc. *	9,200	138,644
Consolidated Communications Holdings, Inc.	25,000	450,500
FiberTower Corp. (a)*	56,500	63,280
General Communication, Inc., Class A *	33,160	376,366
Global Crossing Ltd. *	30,985	1,066,813
IDT Corp., Class B	16,800	405,384
Iridium Communications, Inc. *	24,700	210,691
Neutral Tandem, Inc. *	11,800	180,894
NTELOS Holdings Corp.	22,640	439,669
PAETEC Holding Corp. *	133,700	590,954
Premiere Global Services, Inc. *	65,400	553,284
SBA Communications Corp., Class A *	20,505	782,676
Shenandoah Telecommunications Co.	10,700	169,702
SureWest Communications	12,470	163,606
USA Mobility, Inc.	44,705	738,080
Vonage Holdings Corp. *	35,300	141,553

		7,795,257

Transportation 2.9%
Aegean Marine Petroleum Network, Inc.	53,000	285,670
Air Transport Services Group, Inc. *	85,030	423,449
Allegiant Travel Co. *	6,680	287,440
Arkansas Best Corp.	39,040	939,302
Celadon Group, Inc. *	21,480	293,846
Copa Holdings S.A., Class A	13,300	872,613
Costamare, Inc.	9,300	153,264
Covenant Transport Group, Inc., Class A *	14,600	85,702
Diana Shipping, Inc. *	63,035	617,743
Eagle Bulk Shipping, Inc. (a)*	166,960	394,026
Excel Maritime Carriers Ltd. (a)*	131,124	338,300
Forward Air Corp.	11,325	352,887

 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genco Shipping & Trading Ltd. (a)*	82,945	519,236
Genesee & Wyoming, Inc., Class A *	12,765	702,586
Hawaiian Holdings, Inc. *	75,840	356,448
Heartland Express, Inc.	45,065	690,396
Horizon Lines, Inc., Class A (a)	87,350	91,718
Hub Group, Inc., Class A *	25,510	905,095
International Shipholding Corp.	8,400	172,956
Knight Transportation, Inc.	27,225	428,522
Landstar System, Inc.	22,770	1,021,234
Macquarie Infrastructure Co. L.L.C.	44,200	1,151,852
Marten Transport Ltd.	11,800	242,726
Navios Maritime Holdings, Inc.	111,000	478,410
OceanFreight, Inc., Class A *	4,996	84,233
Old Dominion Freight Line, Inc. *	34,450	1,276,372
Pacer International, Inc. *	96,960	517,766
Paragon Shipping, Inc., Class A (a)	105,300	180,063
Park-Ohio Holdings Corp. *	14,200	269,942
Pinnacle Airlines Corp. *	24,000	95,760
Quality Distribution, Inc. *	15,400	177,100
RailAmerica, Inc. *	16,900	251,472
Safe Bulkers, Inc. (a)	19,300	138,574
Saia, Inc. *	23,500	354,145
Seaspan Corp.	65,100	904,890
Star Bulk Carriers Corp. (a)	65,400	102,024
Swift Transporation Co. *	44,600	505,764
TBS International plc, Class A (a)*	28,000	45,920
Ultrapetrol Bahamas Ltd. (a)*	20,700	96,255
US Airways Group, Inc. *	132,800	828,672

		17,634,373

Utilities 1.9%
American States Water Co.	13,815	472,335
California Water Service Group	32,680	598,371
Central Vermont Public Service Corp.	13,745	482,312
CH Energy Group, Inc.	14,605	745,877
Chesapeake Utilities Corp.	6,150	237,452
Connecticut Water Service, Inc.	5,600	141,848
Consolidated Water Co., Ltd.	9,700	87,494
El Paso Electric Co.	36,690	1,227,281
MGE Energy, Inc.	18,300	751,764
Middlesex Water Co.	10,000	182,900
Northwest Natural Gas Co.	23,805	1,061,941
Ormat Technologies, Inc.	9,600	200,256
Otter Tail Corp.	45,080	936,762
SJW Corp.	9,720	228,614
South Jersey Industries, Inc.	16,140	815,070
The Empire District Electric Co.	40,810	832,932
The Laclede Group, Inc.	25,040	932,740
The York Water Co.	6,200	105,648
UIL Holdings Corp.	34,925	1,115,155
Unitil Corp.	11,700	298,935

		11,455,687

Total Common Stock
(Cost $501,505,369)		596,592,256

Rights 0.0% of net assets

Energy 0.0%
Oilsands Quest, Inc. (c)*	269,198	11,575

Total Rights
(Cost $—)		11,575

Other Investment Company 0.8% of net assets

Money Fund 0.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,746,859	4,746,859

Total Other Investment Company
(Cost $4,746,859)		4,746,859

End of Investments.

Collateral Invested for Securities on Loan 2.3% of net assets

State Street Navigator Security Lending Prime Portfolio	13,784,699	13,784,699

Total Collateral Invested for Securities on Loan
(Cost $13,784,699)		13,784,699

End of Collateral Invested for Securities on Loan

At 07/31/11 tax basis cost of the fund’s investments was $510,561,777 and the unrealized appreciation and depreciation were $125,263,707 and ($34,474,794), respectively, with a net unrealized appreciation of $90,788,913.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $207,641 or 0.0% of net assets.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/11.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 09/16/11	65	5,170,750	(170,574)

14

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$512,902,411	$—	$—	$512,902,411
Automobiles & Components	5,867,616	—	104,606	5,972,222
Capital Goods	63,447,639	—	42,790	63,490,429
Pharmaceuticals, Biotechnology & Life Sciences	14,178,524	—	48,670	14,227,194
Rights(a)	11,575	—	—	11,575
Other Investment Company(a)	4,746,859	—	—	4,746,859

Total	$601,154,624	$—	$196,066	$601,350,690

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,784,699	$—	$—	$13,784,699

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts*	($170,574)	$—	$—	($170,574)

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock	$—	$—	$—	($214,035)	$341,657	$68,444	$—	$196,066
Rights	1,287,876	—	—	(1,287,876)	—	—	—	—

Total	$1,287,876	$—	$—	($1,501,911)	$341,657	$68,444	$—	$196,066

On July 31, 2011, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46847JUL11

16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	336,957,131	366,224,368
0.5%	Preferred Stock	1,230,024	1,789,417
0.0%	Rights	34,440	138
0.0%	Warrants	—	1,407
0.8%	Other Investment Company	3,105,513	3,225,750
0.2%	Short-Term Investment	830,567	830,567

99.7%	Total Investments	342,157,675	372,071,647
0.2%	Collateral Invested for Securities on Loan	782,301	782,301
0.1%	Other Assets and Liabilities, Net		162,972

100.0%	Total Net Assets		373,016,920

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Australia 5.0%

Banks 1.7%
Australia & New Zealand Banking Group Ltd. *	59,741	1,365,513
Bank of Queensland Ltd.	6,320	55,898
Bendigo & Adelaide Bank Ltd.	9,146	88,744
Commonwealth Bank of Australia	32,460	1,755,281
National Australia Bank Ltd.	66,083	1,739,911
Westpac Banking Corp.	65,764	1,472,457

		6,477,804

Capital Goods 0.0%
CSR Ltd.	22,388	64,612
Leighton Holdings Ltd.	3,627	84,254

		148,866

Commercial & Professional Supplies 0.1%
Brambles Ltd.	29,574	224,536

Consumer Services 0.1%
Echo Entertainment Group Ltd. *	25,836	113,818
TABCORP Holdings Ltd.	25,836	91,254
Tatts Group Ltd.	47,607	121,379

		326,451

Diversified Financials 0.1%
ASX Ltd.	2,021	66,288
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	10,520	318,657

		384,945

Energy 0.3%
Caltex Australia Ltd.	6,202	72,532
Oil Search Ltd.	9,546	71,625
Origin Energy Ltd.	14,846	239,230
Santos Ltd.	14,096	199,435
Woodside Petroleum Ltd.	6,915	291,378
WorleyParsons Ltd.	3,150	95,181

		969,381

Food & Staples Retailing 0.5%
Metcash Ltd.	28,906	131,998
Wesfarmers Ltd.	21,539	692,715
Wesfarmers Ltd., Price Protected Shares	3,047	99,319
Woolworths Ltd.	27,358	809,397

		1,733,429

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	8,311	103,232
Foster’s Group Ltd.	36,427	202,095
Goodman Fielder Ltd.	58,475	57,680
Treasury Wine Estates *	19,414	73,369

		436,376

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	7,143	95,385

Insurance 0.4%
AMP Ltd.	63,381	316,998
Insurance Australia Group Ltd.	65,997	237,333
QBE Insurance Group Ltd.	26,804	482,382
Suncorp Group Ltd.	50,438	410,417

		1,447,130

Materials 0.9%
Amcor Ltd.	32,331	249,553
BHP Billiton Ltd.	42,315	1,934,876
BlueScope Steel Ltd.	97,434	121,604
Boral Ltd.	19,269	88,217
Incitec Pivot Ltd.	25,024	108,404
Newcrest Mining Ltd.	2,836	123,670
OneSteel Ltd.	46,726	90,441
Orica Ltd.	7,311	206,027
Rio Tinto Ltd.	4,073	356,845
Sims Metal Management Ltd.	5,945	109,735

		3,389,372

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	4,771	160,838

Real Estate 0.4%
CFS Retail Property Trust	35,549	67,531
Dexus Property Group	136,913	130,043
Goodman Group	126,234	94,199
GPT Group	42,550	140,702
Lend Lease Corp., Ltd.	16,280	158,338
Mirvac Group	97,415	122,890
Stockland	71,276	238,704
Westfield Group	64,300	561,787

		1,514,194

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.0%
Computershare Ltd.	6,635	59,686

Telecommunication Services 0.2%
Telstra Corp., Ltd.	188,331	617,775

Transportation 0.1%
Asciano Ltd.	42,876	78,419
MAP Group	26,805	95,919
Qantas Airways Ltd. *	59,652	120,898
Toll Holdings Ltd.	19,133	95,046
Transurban Group	15,306	85,692

		475,974

Utilities 0.0%
AGL Energy Ltd.	7,532	117,320

		18,579,462

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	8,678	414,898
Raiffeisen Bank International	1,412	70,597

		485,495

Capital Goods 0.0%
Wienerberger AG	5,067	81,155

Energy 0.1%
OMV AG	7,760	309,331

Insurance 0.0%
Vienna Insurance Group AG	1,145	60,864

Materials 0.1%
Voestalpine AG	7,032	364,036

Real Estate 0.0%
Immofinanz AG *	35,824	138,147

Telecommunication Services 0.1%
Telekom Austria AG	17,111	209,750

		1,648,778

Belgium 0.9%

Banks 0.2%
Dexia S.A. *	99,478	262,784
KBC GROEP N.V.	10,349	365,166

		627,950

Capital Goods 0.0%
Bekaert N.V.	968	58,631

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	2,255	190,162

Food & Staples Retailing 0.1%
Colruyt S.A.	1,194	58,161
Delhaize Group	5,306	382,124

		440,285

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	10,334	594,769

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	15,446	60,864

Insurance 0.1%
Ageas	183,577	376,366

Materials 0.1%
Solvay S.A.	1,444	217,432
Umicore	2,904	147,938

		365,370

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,918	180,200

Retailing 0.0%
S.A. D’Ieteren N.V.	925	62,934

Telecommunication Services 0.1%
Belgacom S.A.	7,305	254,812

		3,212,343

Canada 5.8%

Automobiles & Components 0.1%
Magna International, Inc.	7,418	361,797

Banks 1.6%
Bank of Montreal	18,013	1,131,739
Bank of Nova Scotia	19,848	1,125,506
Canadian Imperial Bank of Commerce	8,577	655,136
National Bank of Canada	3,730	289,085
Royal Bank of Canada	29,244	1,573,229
The Toronto-Dominion Bank	16,959	1,357,679

		6,132,374

Capital Goods 0.1%
Bombardier, Inc., Class A	8,500	51,421
Bombardier, Inc., Class B	34,068	206,094
Finning International, Inc.	3,180	91,195
SNC-Lavalin Group, Inc.	1,400	79,140
Superior Plus Corp.	6,000	68,512

		496,362

Diversified Financials 0.1%
CI Financial Corp.	4,200	97,368
IGM Financial, Inc.	2,320	116,795
Onex Corp.	6,061	227,228

		441,391

Energy 1.3%
Cameco Corp.	2,700	71,806
Canadian Natural Resources Ltd.	11,100	448,206
Cenovus Energy, Inc.	9,409	361,707
Crescent Point Energy Corp.	2,000	89,905
Enbridge, Inc.	11,838	388,673
Encana Corp.	29,009	851,036
Husky Energy, Inc.	6,967	195,057
Imperial Oil Ltd.	4,023	176,844
Nexen, Inc.	10,726	250,230
Pembina Pipeline Corp.	2,800	73,967
Precision Drilling Corp. *	9,200	158,878
Suncor Energy, Inc.	15,945	611,132
Talisman Energy, Inc.	15,481	281,929
TransCanada Corp.	14,935	627,444
Vermilion Energy, Inc.	1,200	60,173

		4,646,987

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	3,937	124,235
Empire Co., Ltd, Class A	1,533	92,996

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
George Weston Ltd.	2,305	159,947
Loblaw Cos., Ltd.	3,764	145,604
Metro, Inc., Class A	3,140	155,677
Shoppers Drug Mart Corp.	4,559	191,436

		869,895

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	1,700	79,622
Viterra, Inc.	9,900	112,113

		191,735

Insurance 0.7%
Fairfax Financial Holdings Ltd.	562	221,165
Great-West Lifeco, Inc.	6,920	172,882
Industrial Alliance Insurance & Financial Services, Inc.	2,000	78,916
Intact Financial Corp.	2,423	140,620
Manulife Financial Corp.	56,448	896,834
Power Corp. of Canada	17,215	456,748
Power Financial Corp.	9,214	271,854
Sun Life Financial, Inc.	18,290	505,562

		2,744,581

Materials 0.5%
Agrium, Inc.	1,612	141,064
Barrick Gold Corp.	7,958	379,389
First Quantum Minerals Ltd.	500	69,318
Goldcorp, Inc.	6,310	301,747
Kinross Gold Corp.	6,353	103,728
Methanex Corp.	2,200	65,163
Potash Corp. of Saskatchewan, Inc.	4,542	262,218
Sherritt International Corp.	8,000	49,987
Sino-Forest Corp. (c)*	20,000	152,807
Teck Resources Ltd., Class B	7,457	369,474
Yamana Gold, Inc.	7,876	102,546

		1,997,441

Media 0.2%
Groupe Aeroplan, Inc.	4,600	64,851
Quebecor, Inc., Class B	1,892	60,021
Shaw Communications, Inc., Class B	8,777	198,239
Thomson Reuters Corp.	8,007	275,378

		598,489

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc.	2,200	121,093

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	11,455	360,872
Brookfield Properties Corp.	6,291	119,506
H&R REIT	3,000	68,983
RioCan Real Estate Investment Trust	3,472	94,336

		643,697

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	2,219	135,678
RONA, Inc.	5,500	63,436

		199,114

Software & Services 0.0%
CGI Group, Inc., Class A *	4,217	90,656

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	9,212	80,892
Research In Motion Ltd. *	4,706	117,866

		198,758

Telecommunication Services 0.2%
BCE, Inc.	7,753	295,855
Rogers Communications, Inc., Class B	8,004	305,600
Telus Corp.	2,378	130,890
Telus Corp. - Non Voting Shares	1,231	64,871

		797,216

Transportation 0.2%
Canadian National Railway Co.	6,323	474,101
Canadian Pacific Railway Ltd.	2,932	187,222

		661,323

Utilities 0.1%
ATCO Ltd., Class I	1,433	92,389
Canadian Utilities Ltd., Class A	1,680	99,135
Emera, Inc.	2,200	72,738
Fortis, Inc.	3,300	109,350
TransAlta Corp.	6,569	145,275

		518,887

		21,711,796

Denmark 0.6%

Banks 0.2%
Danske Bank A/S *	34,311	663,794
Jyske Bank A/S - Reg’d *	1,938	77,179

		740,973

Capital Goods 0.0%
FLSmidth & Co. A/S	773	59,942
Vestas Wind Systems A/S *	5,245	115,633

		175,575

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	2,199	216,004

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	2,810	343,722

Transportation 0.2%
AP Moller - Maersk A/S, Series A	20	148,090
AP Moller - Maersk A/S, Series B	53	406,087
DSV A/S	3,118	69,129

		623,306

		2,099,580

Finland 1.0%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	1,868	87,375

Capital Goods 0.2%
Kone Oyj, Class B	2,296	133,107
Metso Corp. Oyj	4,140	202,372
Outotec Oyj	1,156	56,774
Wartsila Oyj	2,137	61,503
YIT Oyj	3,140	69,584

		523,340

Diversified Financials 0.0%
Pohjola Bank plc, Class A	5,001	60,849

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.0%
Neste Oil Oyj	7,441	97,188

Food & Staples Retailing 0.1%
Kesko Oyj, Class B	2,905	112,725

Insurance 0.1%
Sampo Oyj, Class A	15,509	472,386

Materials 0.2%
Huhtamaki Oyj	6,718	87,376
Outokumpu Oyj	6,812	72,670
Rautaruukki Oyj	5,166	105,376
Stora Enso Oyj, Class R	22,359	192,423
UPM-Kymmene Oyj	20,528	319,896

		777,741

Technology Hardware & Equipment 0.3%
Nokia Corp. Oyj	207,241	1,205,125

Telecommunication Services 0.0%
Elisa Oyj	4,815	103,481

Utilities 0.1%
Fortum Oyj	11,651	308,313

		3,748,523

France 10.8%

Automobiles & Components 0.6%
Cie Generale des Etablissements Michelin, Class B	4,195	352,283
Faurecia	2,509	96,781
PSA Peugeot Citroen S.A.	20,704	784,834
Renault S.A.	13,377	713,730
Valeo S.A.	3,153	193,157

		2,140,785

Banks 1.3%
BNP Paribas S.A.	38,114	2,471,838
Credit Agricole S.A.	51,805	635,960
Natixis	31,529	143,027
Societe Generale	30,383	1,503,946

		4,754,771

Capital Goods 1.4%
Alstom S.A.	7,038	370,494
Bouygues S.A.	13,800	521,623
Compagnie de Saint-Gobain	20,142	1,163,939
Eiffage S.A.	3,370	184,309
European Aeronautic Defence & Space Co.	11,568	401,081
Legrand S.A.	3,033	118,050
Nexans S.A.	1,413	121,918
Rexel S.A.	2,604	56,618
Safran S.A.	3,823	158,916
Schneider Electric S.A.	4,902	708,410
Thales S.A.	3,103	132,629
Vallourec S.A. (c)	3,015	305,522
Vinci S.A.	14,746	854,555
Wendel	660	75,831
Zodiac Aerospace	966	83,552

		5,257,447

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,796	287,044
LVMH Moet Hennessy Louis Vuitton S.A.	4,467	818,769

		1,105,813

Consumer Services 0.1%
Accor S.A.	7,100	312,478
Sodexo	3,547	271,049

		583,527

Diversified Financials 0.0%
Eurazeo	1,018	69,167

Energy 1.5%
Bourbon S.A.	1,434	59,814
Compagnie Generale de Geophysique-Veritas *	3,726	125,126
Technip S.A.	2,173	237,935
Total S.A.	93,724	5,065,626

		5,488,501

Food & Staples Retailing 0.3%
Carrefour S.A.	33,063	975,537
Casino Guichard-Perrachon S.A.	2,494	227,371
Rallye S.A. (c)	1,609	62,776

		1,265,684

Food, Beverage & Tobacco 0.3%
DANONE S.A.	12,087	861,739
Pernod Ricard S.A.	4,512	446,989

		1,308,728

Health Care Equipment & Services 0.1%
Essilor International S.A.	2,562	205,315

Household & Personal Products 0.1%
L’Oreal S.A.	4,003	481,622

Insurance 0.8%
AXA S.A.	139,667	2,613,026
CNP Assurances	12,486	240,326
SCOR SE	7,303	187,955

		3,041,307

Materials 0.4%
Air Liquide S.A.	4,950	679,947
Arkema	1,891	184,483
Eramet	180	50,087
Imerys S.A.	921	63,238
Lafarge S.A.	11,129	595,174
Rhodia S.A.	2,892	130,708

		1,703,637

Media 0.6%
Lagardere S.C.A.	6,558	254,727
Metropole Television S.A.	3,067	69,994
PagesJaunes Groupe (c)	7,103	56,492
Publicis Groupe	2,276	115,743
SES FDR	5,647	152,830
Societe Television Francaise 1	4,626	88,211
Vivendi	56,398	1,348,698

		2,086,695

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi (c)	42,082	3,269,792

Real Estate 0.2%
Fonciere des Regions	603	58,799
Klepierre	1,948	72,836

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unibail-Rodamco SE	2,188	487,105

		618,740

Retailing 0.2%
PPR	3,286	607,283

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	20,188	159,166

Software & Services 0.1%
Atos Origin S.A.	1,817	100,071
Cap Gemini	4,400	216,528

		316,599

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	66,185	263,813
Gemalto N.V.	1,188	56,599
Neopost S.A.	780	62,329

		382,741

Telecommunication Services 0.6%
France Telecom S.A.	115,035	2,380,337

Transportation 0.1%
Air France-KLM *	16,123	194,009
Groupe Eurotunnel S.A. - Reg’d	6,816	72,652

		266,661

Utilities 0.8%
EDF S.A.	9,028	342,923
GDF Suez	51,500	1,684,097
Suez Environnement Co. (c)	13,328	247,065
Veolia Environnement	26,661	600,204

		2,874,289

		40,368,607

Germany 8.4%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	9,878	987,521
Continental AG *	2,100	209,165
Daimler AG - Reg’d	40,147	2,910,478
Volkswagen AG	1,002	183,121

		4,290,285

Banks 0.1%
Commerzbank AG *	59,389	225,745

Capital Goods 0.8%
Bilfinger Berger SE	1,355	133,637
GEA Group AG	3,592	124,878
Hochtief AG	1,819	146,015
MAN SE	3,267	388,524
Siemens AG - Reg’d	17,646	2,255,267

		3,048,321

Consumer Durables & Apparel 0.1%
Adidas AG	4,176	309,989

Consumer Services 0.1%
TUI AG *	23,701	219,052

Diversified Financials 0.6%
Deutsche Bank AG - Reg’d	35,494	1,951,553
Deutsche Boerse AG	3,776	279,214

		2,230,767

Food & Staples Retailing 0.1%
Metro AG	7,369	406,767

Health Care Equipment & Services 0.2%
Celesio AG	5,908	113,545
Fresenius Medical Care AG & Co. KGaA	3,387	259,942
Fresenius SE & Co. KGaA	2,250	240,724

		614,211

Household & Personal Products 0.1%
Beiersdorf AG	1,194	76,920
Henkel AG & Co. KGaA	2,163	118,015

		194,935

Insurance 1.2%
Allianz SE - Reg’d	22,180	2,890,385
Hannover Rueckversicherung AG - Reg’d	2,002	103,896
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	10,580	1,561,296

		4,555,577

Materials 1.2%
Aurubis AG	2,305	142,684
BASF SE	25,359	2,290,201
HeidelbergCement AG	6,427	353,468
K&S AG - Reg’d	2,047	163,324
Lanxess AG	1,851	148,573
Linde AG	2,365	423,828
Salzgitter AG	2,225	162,068
Symrise AG	2,320	63,379
ThyssenKrupp AG	18,393	813,199

		4,560,724

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg’d	18,130	1,450,404
Merck KGaA	1,203	128,391

		1,578,795

Retailing 0.0%
Douglas Holding AG	1,347	65,004
Praktiker Bau- und Heimwerkermaerkte Holding AG	9,093	32,004

		97,008

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	15,074	151,254

Software & Services 0.2%
SAP AG	9,125	570,514

Technology Hardware & Equipment 0.0%
Wincor Nixdorf AG	1,223	76,484

Telecommunication Services 0.9%
Deutsche Telekom AG - Reg’d	208,299	3,246,909
Freenet AG	5,277	63,860

		3,310,769

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	14,411	290,122
Deutsche Post AG - Reg’d	51,611	911,225

		1,201,347

Utilities 1.0%
E.ON AG	99,711	2,749,344
RWE AG	19,997	1,048,336

		3,797,680

		31,440,224

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.4%

Banks 0.2%
Alpha Bank A.E. *	40,004	175,365
EFG Eurobank Ergasias *	33,912	131,810
National Bank of Greece S.A. *	47,138	316,985
Piraeus Bank S.A. *	71,024	91,888

		716,048

Consumer Services 0.1%
OPAP S.A.	12,335	204,620

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	2,785	72,232

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	23,740	198,665

Utilities 0.0%
Public Power Corp. S.A.	7,167	88,217

		1,279,782

Hong Kong 1.7%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	80,000	238,797
Hang Seng Bank Ltd.	16,400	257,402
The Bank of East Asia Ltd.	38,070	146,934

		643,133

Capital Goods 0.3%
Hutchison Whampoa Ltd.	73,000	850,375
Jardine Matheson Holdings Ltd.	4,000	228,554
Jardine Strategic Holdings Ltd.	2,500	81,773

		1,160,702

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	22,500	72,157

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	3,800	78,392

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd.	171,320	68,365

Insurance 0.1%
AIA Group Ltd. *	110,800	406,968

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	28,000	426,911
Hang Lung Group Ltd.	16,000	96,256
Hang Lung Properties Ltd.	27,000	99,587
Henderson Land Development Co., Ltd.	21,569	136,541
Hongkong Land Holdings Ltd.	30,000	201,246
Kerry Properties Ltd.	14,000	67,719
New World Development Co., Ltd.	92,000	135,316
Sino Land Co., Ltd.	48,000	81,311
Sun Hung Kai Properties Ltd.	34,600	525,884
Swire Pacific Ltd., Class A	20,500	288,377
The Link REIT	36,500	127,538
The Wharf Holdings Ltd.	27,000	198,320

		2,385,006

Retailing 0.1%
Esprit Holdings Ltd.	43,684	127,178
Li & Fung Ltd.	56,000	93,116

		220,294

Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	13,500	64,115

Telecommunication Services 0.0%
PCCW Ltd.	287,000	125,119

Transportation 0.1%
Cathay Pacific Airways Ltd.	39,800	92,302
MTR Corp., Ltd.	24,000	81,411
Orient Overseas International Ltd.	9,500	53,921
Pacific Basin Shipping Ltd.	122,000	66,856

		294,490

Utilities 0.2%
CLP Holdings Ltd.	45,000	416,164
Hong Kong & China Gas Co., Ltd.	59,640	145,880
Power Assets Holdings Ltd.	32,000	264,827

		826,871

		6,345,612

Ireland 0.2%

Banks 0.0%
Anglo Irish Bank Corp., Ltd. (a)(b)	9,106	—
The Governor & Company of the Bank of Ireland *	430,689	65,270

		65,270

Capital Goods 0.0%
DCC	2,912	78,748

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	2,184	90,207

Materials 0.2%
CRH plc	27,454	538,569
Smurfit Kappa Group plc *	5,785	59,559

		598,128

Transportation 0.0%
Ryanair Holdings plc	14,633	67,305

		899,658

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M.	63,692	314,928
Bank Leumi Le-Israel	15,399	71,478

		386,406

Materials 0.0%
Israel Chemicals Ltd.	5,800	97,518

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	9,847	459,328

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	55,815	135,206
Cellcom Israel Ltd.	3,128	81,378

		216,584

		1,159,836

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 4.4%

Automobiles & Components 0.2%
Fiat S.p.A.	76,225	753,136
Pirelli & C. S.p.A.	12,811	132,832

		885,968

Banks 1.2%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia) (c)	25,944	53,723
Banca Monte dei Paschi di Siena S.p.A.	241,209	180,778
Banca Piccolo Credito Valtellinese Scarl	14,448	59,652
Banca Popolare dell’Emilia Romagna Scrl	12,472	125,373
Banca Popolare di Milano Scarl (c)	40,046	86,383
Banca Popolare di Sondrio Scarl	8,973	68,163
Banco Popolare Societa Cooperativa	118,946	227,874
Intesa Sanpaolo	586,286	1,352,441
UniCredit S.p.A.	1,125,686	2,008,076
Unione di Banche Italiane S.C.P.A.	47,444	227,699

		4,390,162

Capital Goods 0.1%
Fiat Industrial S.p.A. *	19,031	251,203
Finmeccanica S.p.A.	26,499	203,330
Prysmian S.p.A.	4,924	91,137

		545,670

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,020	64,042

Diversified Financials 0.1%
EXOR S.p.A.	1,513	45,460
Mediobanca S.p.A.	24,664	226,678

		272,138

Energy 0.9%
Eni S.p.A.	139,602	3,033,695
ERG S.p.A.	4,494	59,850
Saipem S.p.A.	4,044	210,735
Saras S.p.A. *	23,836	48,928
Tenaris S.A.	7,112	155,900

		3,509,108

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	49,835	129,825

Insurance 0.4%
Assicurazioni Generali S.p.A.	73,580	1,396,544
Fondiaria-Sai S.p.A. *	36,906	95,845
Fondiaria-Sai S.p.A. - RSP *	29,266	45,166
Unipol Gruppo Finanziario S.p.A. *	142,474	65,692

		1,603,247

Materials 0.1%
Buzzi Unicem S.p.A. *	4,515	52,905
Italcementi S.p.A.	7,983	64,237
Italcementi S.p.A. - RSP	16,025	60,164

		177,306

Media 0.1%
Mediaset S.p.A.	42,819	183,460

Telecommunication Services 0.5%
Telecom Italia S.p.A.	1,043,052	1,312,459
Telecom Italia S.p.A. - RSP	477,373	513,363

		1,825,822

Transportation 0.1%
Atlantia S.p.A.	10,103	187,061

Utilities 0.7%
A2A S.p.A.	74,814	107,226
Enel S.p.A.	380,267	2,190,087
Snam Rete Gas S.p.A.	28,116	162,318
Terna - Rete Elettrica Nationale S.p.A.	29,926	135,698

		2,595,329

		16,369,138

Japan 16.4%

Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	5,500	211,053
Bridgestone Corp.	19,600	487,562
Daihatsu Motor Co., Ltd.	6,000	105,093
Denso Corp.	10,100	358,912
Fuji Heavy Industries Ltd.	18,000	144,113
Honda Motor Co., Ltd.	36,400	1,444,204
Isuzu Motors Ltd.	38,000	188,461
Mazda Motor Corp. *	107,000	294,028
Mitsubishi Motors Corp. *	129,000	168,466
Nissan Motor Co., Ltd.	88,200	938,578
Nok Corp.	3,400	62,974
Stanley Electric Co., Ltd.	5,200	88,472
Suzuki Motor Corp.	14,800	342,783
The Yokohama Rubber Co., Ltd.	12,000	72,756
Toyota Industries Corp.	3,900	127,111
Toyota Motor Corp.	78,500	3,204,683
Yamaha Motor Co., Ltd. *	8,000	155,093

		8,394,342

Banks 1.6%
Fukuoka Financial Group, Inc.	29,000	123,308
Hokuhoku Financial Group, Inc.	34,000	70,982
Mitsubishi UFJ Financial Group, Inc.	424,434	2,155,222
Mizuho Financial Group, Inc.	568,516	929,996
Resona Holdings, Inc.	17,158	85,028
Shinsei Bank Ltd.	88,000	111,725
Sumitomo Mitsui Financial Group, Inc.	40,010	1,258,672
Sumitomo Mitsui Trust Holdings, Inc.	90,150	332,087
The Bank of Kyoto Ltd.	8,000	73,019
The Bank of Yokohama Ltd.	26,000	127,343
The Chiba Bank Ltd.	16,000	101,397
The Chugoku Bank Ltd.	6,000	76,319
The Gunma Bank, Ltd.	16,000	85,048
The Hachijuni Bank Ltd.	12,000	66,586
The Joyo Bank Ltd.	15,000	63,057
The Shizuoka Bank Ltd.	14,000	131,675
Yamaguchi Financial Group, Inc.	10,000	102,070

		5,893,534

Capital Goods 2.4%
Amada Co., Ltd.	8,000	62,013
Asahi Glass Co., Ltd.	21,000	242,627
Daikin Industries Ltd.	4,500	159,636
Fanuc Corp.	1,400	264,841

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fuji Electric Holdings Co., Ltd.	23,000	74,879
Fujikura Ltd.	18,000	85,056
Furukawa Electric Co., Ltd.	25,000	107,411
Hankyu Hanshin Holdings, Inc.	35,000	140,895
Hanwa Co., Ltd.	25,000	110,361
IHI Corp.	41,000	110,474
ITOCHU Corp.	39,000	449,960
JGC Corp.	3,000	93,693
JS Group Corp.	6,100	152,586
JTEKT Corp.	10,100	148,062
Kajima Corp.	62,000	192,656
Kanematsu Corp. *	64,000	64,012
Kawasaki Heavy Industries Ltd.	32,000	117,077
Kinden Corp.	8,000	67,671
Komatsu Ltd.	14,000	437,057
Kubota Corp.	13,000	117,989
Makita Corp.	1,900	89,386
Marubeni Corp.	53,000	397,689
Minebea Co., Ltd.	16,000	81,344
Mitsubishi Corp.	32,700	874,599
Mitsubishi Electric Corp.	36,000	425,089
Mitsubishi Heavy Industries Ltd.	128,000	596,581
Mitsui & Co., Ltd.	39,800	749,309
Mitsui Engineering & Shipbuilding Co., Ltd.	40,000	84,804
NGK Insulators Ltd.	4,000	73,262
Nidec Corp.	1,100	109,445
Nippon Sheet Glass Co., Ltd.	36,000	114,820
NSK Ltd.	10,000	97,086
NTN Corp.	14,000	84,540
Obayashi Corp.	29,000	134,180
Shimizu Corp.	32,000	141,835
SMC Corp.	600	110,345
Sojitz Corp.	199,300	394,208
Sumitomo Corp.	36,100	508,764
Sumitomo Electric Industries Ltd.	20,800	310,510
Sumitomo Heavy Industries Ltd.	11,000	77,302
Taisei Corp.	58,000	138,549
Toto Ltd.	8,000	62,571
Toyota Tsusho Corp.	12,800	224,059

		9,079,233

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	21,000	238,455
Secom Co., Ltd.	3,200	159,633
Toppan Printing Co., Ltd.	27,000	213,520

		611,608

Consumer Durables & Apparel 0.9%
Casio Computer Co., Ltd.	12,500	88,453
Haseko Corp. *	121,000	98,638
NAMCO BANDAI Holdings, Inc.	5,700	72,123
Nikon Corp.	5,000	117,342
Panasonic Corp.	112,950	1,343,038
Sankyo Co., Ltd.	1,100	58,745
Sega Sammy Holdings, Inc.	4,200	90,279
Sekisui Chemical Co., Ltd.	14,000	129,351
Sekisui House Ltd.	19,000	181,860
Sharp Corp.	39,000	359,268
Sony Corp.	34,200	857,816
Sumitomo Forestry Co., Ltd.	7,400	70,230
Yamaha Corp.	6,200	73,358

		3,540,501

Consumer Services 0.0%
Benesse Holdings, Inc.	1,400	60,529

Diversified Financials 0.4%
Aiful Corp. (c)*	58,400	95,895
Credit Saison Co., Ltd.	7,100	120,422
Daiwa Securities Group, Inc.	57,000	247,925
Nomura Holdings, Inc.	90,200	437,895
ORIX Corp.	3,370	363,530
Promise Co., Ltd. *	10,000	87,743
SBI Holdings, Inc.	907	88,977

		1,442,387

Energy 0.3%
Cosmo Oil Co., Ltd.	60,000	181,093
Idemitsu Kosan Co., Ltd.	1,600	185,790
Inpex Corp.	56	434,700
Showa Shell Sekiyu K.K.	8,900	85,687
TonenGeneral Sekiyu K.K.	13,000	163,284

		1,050,554

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	34,800	438,259
Lawson, Inc.	1,700	91,969
Seven & i Holdings Co., Ltd.	23,200	661,541
Uny Co., Ltd.	10,200	100,176

		1,291,945

Food, Beverage & Tobacco 0.4%
Ajinomoto Co., Inc.	15,000	185,939
Asahi Breweries Ltd.	11,000	232,763
Japan Tobacco, Inc.	87	394,272
Kirin Holdings Co., Ltd.	22,000	323,983
Meiji Holdings Co., Ltd.	2,800	122,816
Nippon Meat Packers, Inc.	7,000	97,392
Nisshin Seifun Group, Inc.	5,000	63,876
Nissin Foods Holdings Co., Ltd.	1,800	68,723
Yakult Honsha Co., Ltd.	2,400	68,472

		1,558,236

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	3,200	130,784
Medipal Holdings Corp.	16,800	158,580
Olympus Corp.	4,500	160,026
Suzuken Co., Ltd.	3,100	77,805
Terumo Corp.	1,400	78,624

		605,819

Household & Personal Products 0.1%
Kao Corp.	12,000	339,351
Shiseido Co., Ltd.	6,000	114,969

		454,320

Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	15,590	389,616
T&D Holdings, Inc.	8,300	203,085
The Dai-ichi Life Insurance Co., Ltd.	290	410,465
Tokio Marine Holdings, Inc.	14,700	433,489

		1,436,655

Materials 1.5%
Asahi Kasei Corp.	34,000	240,523
Daicel Chemical Industries Ltd.	12,000	85,854
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	57,897

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DIC Corp.	34,000	79,196
Dowa Holdings Co., Ltd.	10,000	66,988
JFE Holdings, Inc.	20,200	549,571
JSR Corp.	3,400	69,438
Kobe Steel Ltd.	105,000	231,939
Kuraray Co., Ltd.	8,000	120,776
Mitsubhishi Gas Chemical Co., Inc.	10,000	77,941
Mitsubishi Chemical Holdings Corp.	43,000	335,175
Mitsubishi Materials Corp.	38,000	129,433
Mitsui Chemicals, Inc.	42,000	159,503
Mitsui Mining & Smelting Co., Ltd.	20,000	72,389
Nippon Paper Group, Inc.	5,543	123,815
Nippon Steel Corp.	200,000	673,626
Nisshin Steel Co., Ltd.	34,000	70,633
Nitto Denko Corp.	2,000	96,377
Oji Paper Co., Ltd.	34,000	169,979
Shin-Etsu Chemical Co., Ltd.	6,800	366,803
Showa Denko K.K.	48,000	99,946
Sumitomo Chemical Co., Ltd.	49,000	248,320
Sumitomo Metal Industries Ltd.	139,000	333,217
Sumitomo Metal Mining Co., Ltd.	13,000	230,197
Taiheiyo Cement Corp.	60,000	118,213
Taiyo Nippon Sanso Corp.	8,000	62,410
Teijin Ltd.	24,000	107,224
Toray Industries, Inc.	25,000	194,409
Tosoh Corp.	23,000	97,516
Toyo Seikan Kaisha Ltd.	6,100	106,793
Ube Industries Ltd.	24,000	81,458

		5,457,559

Media 0.1%
Dentsu, Inc.	3,701	115,127
Hakuhodo Dy Holdings, Inc.	1,330	73,483

		188,610

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Astellas Pharma, Inc.	9,200	357,420
Chugai Pharmaceutical Co., Ltd.	3,700	65,704
Daiichi Sankyo Co., Ltd.	13,500	278,976
Eisai Co., Ltd.	5,600	227,290
Ono Pharmaceutical Co., Ltd.	1,800	100,601
Otsuka Holdings K.K.	8,900	244,999
Shionogi & Co., Ltd.	4,000	69,031
Taisho Pharmaceutical Co., Ltd.	4,000	93,810
Takeda Pharmaceutical Co., Ltd.	14,300	682,081

		2,119,912

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,500	144,386
Daiwa House Industry Co., Ltd.	17,000	229,097
Mitsubishi Estate Co., Ltd.	13,000	233,119
Mitsui Fudosan Co., Ltd.	18,000	343,913
Sumitomo Realty & Development Co., Ltd.	7,500	185,157
Tokyu Land Corp.	13,000	61,030

		1,196,702

Retailing 0.2%
Edion Corp.	9,800	101,696
Fast Retailing Co., Ltd.	600	106,194
Isetan Mitsukoshi Holdings Ltd.	11,300	119,710
J. Front Retailing Co., Ltd.	20,000	94,911
Marui Group Co., Ltd.	8,300	67,969
Takashimaya Co., Ltd.	11,000	81,905
Yamada Denki Co., Ltd.	3,020	241,796

		814,181

Semiconductors & Semiconductor Equipment 0.1%
Elpida Memory, Inc. *	5,600	51,693
Rohm Co., Ltd.	3,000	174,822
Tokyo Electron Ltd.	2,000	107,653

		334,168

Software & Services 0.1%
Nintendo Co., Ltd.	1,930	306,072
Nomura Research Institute Ltd.	3,200	76,258
NTT Data Corp.	31	107,550

		489,880

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	7,600	85,426
Brother Industries Ltd.	6,100	95,158
Canon, Inc.	30,300	1,460,807
FUJIFILM Holdings Corp.	12,100	365,421
Fujitsu Ltd.	75,000	441,388
Hitachi Ltd.	159,000	980,466
Hoya Corp.	9,300	225,699
Ibiden Co., Ltd.	2,200	66,580
Keyence Corp.	330	93,302
Konica Minolta Holdings, Inc.	15,900	128,640
Kyocera Corp.	3,800	405,786
Murata Manufacturing Co., Ltd.	3,200	207,254
NEC Corp. *	190,000	434,540
Nippon Electric Glass Co., Ltd.	7,000	88,079
OMRON Corp.	4,600	129,478
Ricoh Co., Ltd.	26,000	279,690
Seiko Epson Corp.	7,900	134,067
TDK Corp.	2,200	113,330
Toshiba Corp.	96,000	498,028

		6,233,139

Telecommunication Services 0.9%
KDDI Corp.	114	847,110
Nippon Telegraph & Telephone Corp.	24,104	1,192,073
NTT DOCOMO, Inc.	483	893,744
SOFTBANK Corp.	8,900	347,548

		3,280,475

Transportation 0.8%
All Nippon Airways Co., Ltd.	20,000	67,758
Central Japan Railway Co.	48	413,617
East Japan Railway Co.	9,418	592,717
Kawasaki Kisen Kaisha Ltd.	29,000	94,905
Keio Corp.	11,100	67,121
Kintetsu Corp.	33,000	111,355
Mitsui O.S.K. Lines Ltd.	45,000	235,638
Nagoya Railroad Co., Ltd.	29,000	77,213
Nippon Express Co., Ltd.	44,000	194,058
Nippon Yusen Kabushiki Kaisha	66,000	241,654
Odakyu Electric Railway Co., Ltd.	9,000	77,673
Seino Holdings Co., Ltd.	8,000	61,511
Tobu Railway Co., Ltd.	17,000	74,138
Tokyu Corp.	34,000	152,659
West Japan Railway Co.	6,065	258,089
Yamato Holdings Co., Ltd.	10,000	171,314

		2,891,420

Utilities 0.7%
Chubu Electric Power Co., Inc.	21,400	367,518

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Electric Power Development Co., Ltd.	6,200	163,938
Hokkaido Electric Power Co., Inc.	5,900	90,396
Hokuriku Electric Power Co.	5,000	89,645
Kyushu Electric Power Co., Inc.	15,900	250,465
Osaka Gas Co., Ltd.	61,000	241,524
Shikoku Electric Power Co., Inc.	4,300	94,005
The Chugoku Electric Power Co., Inc.	10,100	163,095
The Kansai Electric Power Co., Inc.	25,300	426,192
The Tokyo Electric Power Co., Inc.	44,000	244,183
Toho Gas Co., Ltd.	13,000	71,257
Tohoku Electric Power Co., Inc.	16,300	210,655
Tokyo Gas Co., Ltd.	65,000	310,534

		2,723,407

		61,149,116

Netherlands 3.8%

Capital Goods 0.2%
Imtech N.V.	1,829	58,997
Koninklijke BAM Groep N.V.	15,485	87,222
Koninklijke Boskalis Westminster N.V.	1,290	54,269
Koninklijke Philips Electronics N.V.	28,795	715,196

		915,684

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	2,748	123,497
USG People N.V.	3,144	47,025

		170,522

Diversified Financials 1.6%
ING Groep N.V. CVA *	552,264	5,926,333
SNS Reaal N.V. *	27,491	114,621

		6,040,954

Energy 0.0%
Fugro N.V. CVA	1,102	84,949
SBM Offshore N.V.	3,435	82,113

		167,062

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	44,347	590,498

Food, Beverage & Tobacco 0.4%
CSM N.V.	2,011	53,220
Heineken Holding N.V.	3,645	185,206
Heineken N.V.	4,764	281,890
Nutreco N.V.	1,090	75,787
Unilever N.V. CVA	31,458	1,021,602

		1,617,705

Insurance 0.3%
Aegon N.V. *	141,633	810,528
Delta Lloyd N.V.	10,400	227,274

		1,037,802

Materials 0.6%
Akzo Nobel N.V.	7,643	466,855
APERAM	3,287	91,406
ArcelorMittal	45,065	1,404,725
Koninklijke DSM N.V.	5,535	313,827

		2,276,813

Media 0.0%
Wolters Kluwer N.V.	7,122	147,670

Real Estate 0.1%
Corio N.V.	1,604	97,793
Wereldhave N.V.	930	86,193

		183,986

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	3,094	110,220

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	58,977	841,072

Transportation 0.1%
TNT Express N.V. *	12,575	127,387
TNT N.V.	12,575	98,187

		225,574

		14,325,562

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	21,095	150,653

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	140,817	323,776

		474,429

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	27,627	401,755

Capital Goods 0.1%
Orkla A.S.A.	36,014	338,444

Energy 0.4%
Aker Solutions A.S.A.	5,150	90,124
Frontline Ltd.	3,584	41,671
Kvaerner A.S.A. *	16,159	34,333
Petroleum Geo-Services A.S.A. *	4,622	74,959
Seadrill Ltd.	2,000	69,616
Statoil A.S.A.	46,523	1,146,637

		1,457,340

Insurance 0.0%
Storebrand A.S.A.	15,977	132,772

Materials 0.2%
Norsk Hydro A.S.A.	60,110	427,894
Norske Skogindustrier A.S.A. *	32,159	47,638
Yara International A.S.A.	3,700	211,344

		686,876

Telecommunication Services 0.1%
Telenor A.S.A.	20,184	337,339

		3,354,526

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	237,916	109,756

Capital Goods 0.0%
Sonae	52,887	50,468

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	4,335	97,911

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	39,236	338,294

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	11,868	55,189

Utilities 0.1%
EDP - Energias de Portugal S.A.	120,998	420,363

		1,071,981

Republic of Korea 4.7%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	2,326	94,588
Hyundai Mobis	849	305,640
Hyundai Motor Co.	5,196	1,156,779
Kia Motors Corp.	4,180	306,447

		1,863,454

Banks 0.5%
BS Financial Group, Inc. *	5,470	84,310
DGB Financial Group, Inc. *	4,501	71,295
Hana Financial Group, Inc.	5,420	212,581
Industrial Bank of Korea	4,790	82,338
KB Financial Group, Inc.	8,420	418,839
Korea Exchange Bank	13,680	121,259
Shinhan Financial Group Co., Ltd.	14,440	691,711
Woori Finance Holdings Co., Ltd.	19,400	255,640

		1,937,973

Capital Goods 1.1%
Daelim Industrial Co., Ltd.	1,567	187,473
Doosan Corp.	1,852	259,583
Doosan Heavy Industries & Construction Co., Ltd.	1,205	77,187
GS Engineering & Construction Corp.	982	110,884
Hyundai Development Co.	2,576	80,926
Hyundai Engineering & Construction Co., Ltd.	1,182	96,869
Hyundai Heavy Industries Co., Ltd.	874	337,894
Hyundai Mipo Dockyard Co., Ltd.	422	66,820
LG Corp.	8,391	627,220
LG International Corp.	2,710	159,317
LS Corp.	1,454	150,894
Samsung C&T Corp.	4,230	336,433
Samsung Heavy Industries Co., Ltd.	4,860	197,726
SK Holdings Co., Ltd.	8,038	1,383,803
STX Corp.	3,860	75,095
STX Offshore & Shipbuilding Co., Ltd.	2,850	65,733

		4,213,857

Consumer Durables & Apparel 0.2%
LG Electronics, Inc.	6,464	492,535

Consumer Services 0.0%
Kangwon Land, Inc.	2,741	77,969

Diversified Financials 0.0%
Samsung Securities Co., Ltd.	1,078	81,231

Energy 0.3%
GS Holdings	3,090	264,802
S-Oil Corp.	3,024	427,581
SK Innovation Co., Ltd.	2,266	467,169

		1,159,552

Food & Staples Retailing 0.0%
E-Mart Co., Ltd. *	410	106,943

Food, Beverage & Tobacco 0.0%
KT&G Corp.	1,902	118,345

Insurance 0.1%
Dongbu Insurance Co., Ltd.	2,169	107,629
Samsung Fire & Marine Insurance Co., Ltd.	981	221,910
Samsung Life Insurance Co., Ltd.	1,302	123,294

		452,833

Materials 0.7%
Cheil Industries, Inc.	612	69,907
Dongkuk Steel Mill Co., Ltd.	2,560	96,322
Hanwha Corp.	6,340	310,850
Honam Petrochemical Corp.	225	92,179
Hyosung Corp.	1,636	144,848
Hyundai Steel Co.	743	91,577
Korea Kumho Petrochemical Co., Ltd.	600	123,367
LG Chem Ltd.	619	276,030
POSCO	2,646	1,168,670

		2,373,750

Retailing 0.1%
Hyundai Department Store Co., Ltd.	570	99,423
Lotte Shopping Co., Ltd.	228	98,324
Shinsegae Co., Ltd.	234	72,799

		270,546

Semiconductors & Semiconductor Equipment 0.7%
Hynix Semiconductor, Inc.	9,310	214,621
Samsung Electronics Co., Ltd.	3,030	2,426,311

		2,640,932

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd.	9,150	235,429
Samsung Electro-Mechanics Co., Ltd.	908	74,787
Samsung SDI Co., Ltd.	614	98,942

		409,158

Telecommunication Services 0.2%
KT Corp.	7,150	268,176
SK Telecom Co., Ltd.	1,882	261,886

		530,062

Transportation 0.0%
Korean Air Lines Co., Ltd.	1,340	85,510

Utilities 0.2%
Korea Electric Power Corp. *	18,620	452,541
Korea Gas Corp.	2,180	73,718

		526,259

		17,340,909

Singapore 1.0%

Banks 0.4%
DBS Group Holdings Ltd.	38,056	490,420
Oversea-Chinese Banking Corp., Ltd.	42,897	353,791
United Overseas Bank Ltd.	24,952	423,197

		1,267,408

Capital Goods 0.2%
Fraser & Neave Ltd.	35,000	174,208

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Keppel Corp., Ltd.	25,300	232,535
Noble Group Ltd.	124,879	193,648
SembCorp Industries Ltd.	18,000	75,667
Singapore Technologies Engineering Ltd.	28,100	70,382

		746,440

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	155,000	93,747
Wilmar International Ltd.	39,166	191,604

		285,351

Media 0.0%
Singapore Press Holdings Ltd.	36,000	117,746

Real Estate 0.1%
Capitaland Ltd.	62,000	149,077
CapitaMall Trust	42,000	65,695
City Developments Ltd.	9,000	78,844

		293,616

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	3,000	120,376

Technology Hardware & Equipment 0.0%
Venture Corp. Ltd.	10,000	65,446

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	176,486	491,732

Transportation 0.1%
ComfortDelGro Corp. Ltd.	59,000	70,200
Singapore Airlines Ltd.	21,270	250,428

		320,628

		3,708,743

Spain 4.2%

Banks 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	186,919	1,957,972
Banco de Sabadell S.A.	75,105	280,783
Banco Popular Espanol S.A.	67,096	346,589
Banco Santander S.A.	364,727	3,838,856
Bankinter S.A.	15,331	94,505
CaixaBank	32,771	189,278

		6,707,983

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	8,499	359,026
Ferrovial S.A.	15,010	191,383
Fomento de Construcciones y Contratas S.A.	3,987	109,382
Gamesa Corp. Tecnologica S.A.	10,682	78,071
Obrascon Huarte Lain S.A.	2,064	65,597
Sacyr Vallehermoso S.A.	5,705	47,065

		850,524

Energy 0.5%
Repsol YPF S.A.	51,990	1,639,665

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	32,175	136,385

Food, Beverage & Tobacco 0.0%
Ebro Foods S.A.	2,998	58,166

Insurance 0.0%
Mapfre S.A.	33,374	118,287

Materials 0.0%
Acerinox S.A.	6,902	113,898

Retailing 0.1%
Industria de Diseno Textil S.A.	3,090	279,406

Software & Services 0.0%
Indra Sistemas S.A.	4,489	88,976

Telecommunication Services 0.9%
Telefonica S.A.	144,718	3,225,697

Transportation 0.1%
Abertis Infraestructuras S.A.	9,511	174,965

Utilities 0.6%
Acciona S.A.	1,190	123,067
Enagas	3,797	86,506
Endesa S.A.	5,553	162,733
Gas Natural SDG S.A.	15,061	302,777
Iberdrola S.A.	177,703	1,443,954

		2,119,037

		15,512,989

Sweden 2.8%

Banks 0.7%
Nordea Bank AB	104,735	1,113,964
Skandinaviska Enskilda Banken AB, A Shares	53,398	406,383
Svenska Handelsbanken AB, A Shares	15,638	492,336
Swedbank AB, A Shares	23,613	413,488

		2,426,171

Capital Goods 0.8%
Alfa Laval AB	5,018	104,700
Assa Abloy AB, B Shares	4,904	125,907
Atlas Copco AB, A Shares	7,857	185,421
Atlas Copco AB, B Shares	4,870	102,385
Hexagon AB, Class B	2,732	55,603
NCC AB, B Shares	5,451	109,613
Peab AB	7,502	49,735
Saab AB, B Shares	3,308	72,148
Sandvik AB	19,346	308,450
Scania AB, A Shares	3,000	58,365
Scania AB, B Shares	14,124	274,584
Skanska AB, B Shares	16,064	261,234
SKF AB, B Shares	7,271	191,251
Trelleborg AB, B Shares	6,872	76,247
Volvo AB, A Shares	16,291	262,582
Volvo AB, B Shares	36,000	580,448

		2,818,673

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	12,392	126,139

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	9,155	173,019
Husqvarna AB, A Shares	10,926	63,787
Husqvarna AB, B Shares	8,986	51,900

		288,706

Diversified Financials 0.2%
Industrivarden AB, A Shares	5,789	90,783

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Industrivarden AB, C Shares	4,458	66,574
Investor AB, B Shares	22,854	496,349
Kinnevik Investment AB, B Shares	4,254	97,937
L E Lundbergforetagen AB, B Shares	1,770	65,395
Ratos AB, B Shares	5,356	97,216

		914,254

Food & Staples Retailing 0.0%
Axfood AB	1,636	62,956

Food, Beverage & Tobacco 0.0%
Swedish Match AB	2,290	85,162

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	3,374	90,999

Materials 0.2%
Boliden AB	5,654	97,719
Holmen AB, B Shares	2,797	81,387
SSAB AB, A Shares	8,329	112,010
SSAB AB, B Shares	4,876	57,774
Svenska Cellulosa AB, B Shares	27,352	398,220

		747,110

Retailing 0.2%
Hennes & Mauritz AB, B Shares	23,130	790,804

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	75,445	947,640

Telecommunication Services 0.3%
Tele2 AB, B Shares	11,224	238,688
TeliaSonera AB	113,923	871,192

		1,109,880

Transportation 0.0%
SAS AB *	30,790	60,268

		10,468,762

Switzerland 4.8%

Capital Goods 0.2%
ABB Ltd. - Reg’d *	25,129	601,882
Geberit AG - Reg’d *	439	103,594
Schindler Holding AG	493	57,965
Schindler Holding AG - Reg’d	398	46,523
Sulzer AG - Reg’d	490	71,197

		881,161

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	4,204	252,628
SGS S.A. - Reg’d	91	176,760

		429,388

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	5,263	339,907
Swatch Group AG - Bearer Shares	316	171,375
Swatch Group AG - Reg’d	836	77,831

		589,113

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	35,842	1,288,609
GAM Holding AG *	3,272	50,761
Julius Baer Group Ltd. *	2,308	98,065
Pargesa Holding S.A.	1,155	102,286
UBS AG - Reg’d *	75,696	1,249,630

		2,789,351

Energy 0.2%
Petroplus Holdings AG *	8,411	115,307
Transocean Ltd.	7,580	460,276

		575,583

Food, Beverage & Tobacco 1.0%
Aryzta AG	1,440	78,641
Lindt & Spruengli AG	18	58,662
Lindt & Spruengli AG - Reg’d	2	76,514
Nestle S.A. - Reg’d	54,011	3,440,583

		3,654,400

Health Care Equipment & Services 0.0%
Synthes, Inc. - Reg’d	471	84,918

Insurance 0.7%
Baloise Holding AG - Reg’d	1,733	172,389
Helvetia Holding AG - Reg’d	209	84,384
Swiss Life Holding AG - Reg’d *	2,622	389,329
Swiss Re Ltd. *	14,229	801,076
Zurich Financial Services AG *	5,423	1,289,602

		2,736,780

Materials 0.3%
Clariant AG - Reg’d *	7,718	121,356
Givaudan S.A. - Reg’d *	103	112,783
Holcim Ltd. - Reg’d *	7,687	527,062
Syngenta AG - Reg’d *	1,059	337,116

		1,098,317

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Lonza Group AG - Reg’d *	1,070	91,132
Novartis AG - Reg’d	45,775	2,806,103
Roche Holding AG	10,592	1,900,690

		4,797,925

Telecommunication Services 0.1%
Swisscom AG - Reg’d	474	228,149

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	762	106,530

		17,971,615

United Kingdom 19.3%

Automobiles & Components 0.0%
GKN plc	38,317	140,659

Banks 2.6%
Barclays plc	532,393	1,931,816
Bradford & Bingley plc (a)(b)	87,225	—
HSBC Holdings plc	541,869	5,282,855
Lloyds Banking Group plc *	1,424,445	1,006,240
Royal Bank of Scotland Group plc *	950,783	551,687
Standard Chartered plc	39,363	1,002,732

		9,775,330

Capital Goods 0.6%
BAE Systems plc	125,550	625,054
Balfour Beatty plc	24,912	123,703
Bunzl plc	11,216	141,781
Carillion plc	14,178	85,152
Cobham plc	21,604	72,012

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cookson Group plc	6,212	65,359
IMI plc	5,624	96,527
Invensys plc	17,216	87,044
Meggitt plc	14,082	89,494
Rolls-Royce Holdings plc *	32,657	348,654
SIG plc *	33,272	69,707
Smiths Group plc	7,265	135,025
Travis Perkins plc	6,625	95,705
Wolseley plc	11,940	354,473

		2,389,690

Commercial & Professional Supplies 0.2%
Capita Group plc	8,247	97,001
De La Rue plc	6,928	88,758
Experian plc	11,178	146,939
G4S plc	44,043	197,861
Hays plc	41,715	61,297
Rentokil Initial plc *	71,739	107,722
Serco Group plc	8,708	77,043

		776,621

Consumer Durables & Apparel 0.2%
Barratt Developments plc *	91,005	146,629
Bellway plc	5,406	58,437
Burberry Group plc	3,348	81,849
Persimmon plc	17,893	135,030
Taylor Wimpey plc *	210,343	121,431

		543,376

Consumer Services 0.4%
Carnival plc	5,045	174,320
Compass Group plc	45,936	431,999
Enterprise Inns plc *	61,825	56,100
Greene King plc	8,896	71,288
InterContinental Hotels Group plc	3,169	62,532
Ladbrokes plc	37,882	91,449
Mitchells & Butlers plc *	26,222	117,884
Punch Taverns plc *	67,720	70,378
Thomas Cook Group plc	62,471	67,022
Tui Travel plc	43,470	138,735
Whitbread plc	4,735	120,679
William Hill plc	26,070	98,560

		1,500,946

Diversified Financials 0.2%
3i Group plc	20,645	90,704
Close Brothers Group plc	4,858	59,157
ICAP plc	13,062	95,572
Intermediate Capital Group plc	11,416	49,727
Investec plc	16,180	127,116
Man Group plc	63,356	230,550
Provident Financial plc	4,422	80,805
Schroders plc	2,141	56,989
Schroders plc - Non Voting Shares	2,867	62,844

		853,464

Energy 4.7%
AMEC plc	4,596	79,239
BG Group plc	38,266	902,180
BP plc	950,587	7,164,224
Royal Dutch Shell plc, A Shares	143,509	5,256,671
Royal Dutch Shell plc, B Shares	109,908	4,024,352
Tullow Oil plc	3,368	67,663

		17,494,329

Food & Staples Retailing 0.7%
J Sainsbury plc	87,767	437,043
Tesco plc	262,290	1,647,545
William Morrison Supermarkets plc	93,052	443,240

		2,527,828

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	12,675	222,236
British American Tobacco plc	34,655	1,599,718
Diageo plc	44,531	905,799
Imperial Tobacco Group plc	23,569	815,876
Premier Foods plc *	229,516	68,416
SABMiller plc	18,016	673,019
Tate & Lyle plc	14,159	141,115
Unilever plc	26,510	846,215

		5,272,394

Health Care Equipment & Services 0.0%
Smith & Nephew plc	10,323	108,592

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	10,208	577,631

Insurance 1.2%
Amlin plc	16,996	112,270
Aviva plc	212,554	1,384,252
Catlin Group Ltd.	13,692	92,866
Hiscox Ltd.	11,826	78,988
Legal & General Group plc	258,812	474,262
Old Mutual plc	222,873	462,445
Prudential plc	75,312	848,332
Resolution Ltd.	50,428	227,987
RSA Insurance Group plc	158,395	340,617
Standard Life plc	91,846	297,484

		4,319,503

Materials 1.4%
Anglo American plc	21,594	1,022,103
Antofagasta plc	4,525	103,921
BHP Billiton plc	27,574	1,030,028
Eurasian Natural Resources Corp.	4,587	57,855
Johnson Matthey plc	6,375	212,488
Kazakhmys plc	3,993	87,718
Lonmin plc	3,224	66,847
Mondi plc	13,610	133,137
Rexam plc	37,353	226,964
Rio Tinto plc	18,955	1,338,010
Vedanta Resources plc	2,845	82,254
Xstrata plc	31,932	673,713

		5,035,038

Media 0.4%
British Sky Broadcasting Group plc	19,073	222,909
Informa plc	12,226	80,773
ITV plc *	72,461	82,887
Pearson plc	20,505	393,474
United Business Media Ltd.	11,298	100,072
WPP plc	32,147	364,340
Yell Group plc (c)*	903,131	100,955

		1,345,410

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	40,365	1,961,291
GlaxoSmithKline plc	147,492	3,288,354

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shire plc	2,640	91,631

		5,341,276

Real Estate 0.2%
British Land Co. plc	23,408	223,904
Capital Shopping Centres Group plc	15,967	97,577
Hammerson plc	17,173	130,943
Land Securities Group plc	25,479	356,009
SEGRO plc	21,272	105,186

		913,619

Retailing 0.4%
Debenhams plc	64,322	70,249
Dixons Retail plc *	580,775	134,989
Home Retail Group plc	65,352	145,271
Inchcape plc	20,982	133,664
Kesa Electricals plc	51,625	110,325
Kingfisher plc	92,973	383,969
Marks & Spencer Group plc	75,118	425,685
Next plc	5,492	213,478

		1,617,630

Software & Services 0.1%
Logica plc	56,395	107,560
The Sage Group plc	24,413	109,682

		217,242

Technology Hardware & Equipment 0.0%
Electrocomponents plc	13,526	51,465

Telecommunication Services 1.9%
BT Group plc	418,185	1,375,612
Cable & Wireless Communications plc	210,215	127,671
Cable & Wireless Worldwide plc	75,470	51,869
Inmarsat plc	6,130	54,250
Vodafone Group plc	1,909,161	5,353,963

		6,963,365

Transportation 0.1%
easyJet plc *	11,737	70,462
FirstGroup plc	27,047	161,549
International Consolidated Airlines Group S.A. *	33,080	128,461
National Express Group plc	21,965	94,446
Stagecoach Group plc	18,938	77,539

		532,457

Utilities 1.0%
Centrica plc	145,190	728,874
Drax Group plc	29,010	254,338
International Power plc	54,230	271,438
National Grid plc	107,616	1,052,958
Pennon Group plc	8,268	98,017
Scottish & Southern Energy plc	34,653	742,486
Severn Trent plc	8,381	196,299
United Utilities Group plc	35,286	340,122

		3,684,532

		71,982,397

Total Common Stock
(Cost $336,957,131)		366,224,368

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche Automobil Holding SE	3,076	236,378
Volkswagen AG	6,171	1,231,832

		1,468,210

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	3,043	205,151

		1,673,361

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	1,888	52,104

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	175,514	63,952

		116,056

Total Preferred Stock
(Cost $1,230,024)		1,789,417

Rights 0.0% of net assets

Ireland 0.0%
The Governor & Company of the Bank of Ireland (a)(b)*	960,785	138

Total Rights
(Cost $34,440)		138

Warrants 0.0% of net assets

Spain 0.0%
Promotora de Informaciones SA *	3,766	1,407

Total Warrants
(Cost $—)		1,407

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI EAFE Index Fund	55,000	3,225,750

Total Other Investment Company
(Cost $3,105,513)		3,225,750

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Citibank
0.03%, 08/01/11	830,567	830,567

Total Short-Term Investment
(Cost $830,567)		830,567

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short-Term Investments Trust Government & Agency Portfolio	782,301	782,301

Total Collateral Invested for Securities on Loan
(Cost $782,301)		782,301

End of Collateral Invested for Securities on Loan.

At 07/31/11, the tax basis cost of the fund’s investments was $368,121,748 unrealized appreciation and depreciation were $32,939,347 and ($28,989,448), respectively, with a net unrealized appreciation of $3,949,899.

At 07/31/11, the values of certain foreign securities held by the fund aggregating $336,689,200 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $655,274 or 0.2% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
FDR —	Fiduciary Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$91,228,843	$—	$91,228,843
Consumer Services
Consumer Services	113,818	212,633	—	326,451
Food, Beverage & Tobacco
Food, Beverage & Tobacco	275,464	160,912	—	436,376
Austria(a)	—	1,439,028	—	1,439,028
Telecommunication Services	209,750	—	—	209,750
Belgium(a)	—	2,772,058	—	2,772,058
Food & Staples Retailing	440,285	—	—	440,285
Canada(a)	21,711,796	—	—	21,711,796
France(a)	—	38,281,912	—	38,281,912
Media	209,322	1,877,373	—	2,086,695
Germany(a)	—	28,032,447	—	28,032,447
Retailing	65,004	32,004	—	97,008
Telecommunication Services	63,860	3,246,909	—	3,310,769
Greece(a)	—	1,207,550	—	1,207,550
Food, Beverage & Tobacco	72,232	—	—	72,232
Hong Kong(a)	—	5,518,741	—	5,518,741
Utilities	264,827	562,044	—	826,871
Ireland(a)	—	132,575	—	132,575
Capital Goods	78,748	—	—	78,748
Food, Beverage & Tobacco	90,207	—	—	90,207
Materials	59,559	538,569	—	598,128
Italy(a)	—	16,239,313	—	16,239,313
Food, Beverage & Tobacco	129,825	—	—	129,825
Netherlands(a)	—	14,099,988	—	14,099,988
Transportation	127,387	98,187	—	225,574
Norway(a)	—	1,897,186	—	1,897,186
Energy	34,333	1,423,007	—	1,457,340
Republic of Korea(a)	—	14,907,102	—	14,907,102
Banks	155,605	1,782,368	—	1,937,973
Food & Staples Retailing	106,943	—	—	106,943
Food, Beverage & Tobacco	118,345	—	—	118,345
Retailing	72,799	197,747	—	270,546
Spain(a)	—	8,668,621	—	8,668,621
Banks	3,838,856	2,869,127	—	6,707,983
Food & Staples Retailing	136,385	—	—	136,385

 17

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Sweden(a)	$—	$6,570,579	$—	$6,570,579
Capital Goods	58,365	2,760,308	—	2,818,673
Consumer Durables & Apparel	236,806	51,900	—	288,706
Retailing	790,804	—	—	790,804
Switzerland(a)	—	10,614,356	—	10,614,356
Capital Goods	46,523	834,638	—	881,161
Food, Beverage & Tobacco	135,176	3,519,224	—	3,654,400
Health Care Equipment & Services	84,918	—	—	84,918
Insurance	801,076	1,935,704	—	2,736,780
United Kingdom(a)	—	56,006,977	—	56,006,977
Commercial & Professional Supplies	88,758	687,863	—	776,621
Food, Beverage & Tobacco	68,416	5,203,978	—	5,272,394
Media	323,864	1,021,546	—	1,345,410
Retailing	134,989	1,482,641	—	1,617,630
Telecommunication Services	179,540	6,783,825	—	6,963,365
Preferred Stock(a)	—	1,789,417	—	1,789,417
Rights(a)	—	—	138	138
Warrants(a)	1,407	—	—	1,407
Other Investment Company(a)	3,225,750	—	—	3,225,750
Short-Term Investment(a)	—	830,567	—	830,567

Total	$34,551,742	$337,519,767	$138	$372,071,647

Other Financial Instruments
Collateral Invested for Securities on Loan	$782,301	$—	$—	$782,301

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
United Kingdom	$6,965	$—	$114	($225)	($6,854)	$—	$—	$—
Rights
Ireland	—	—	(14,591)	(34,302)	49,031	—	—	138

Total	$6,965	$—	($14,477)	($34,527)	$42,177	$—	$—	$138

REG46848JUL11

18

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	89,983,475	101,269,852
0.4%		Preferred Stock	276,899	419,500
0.0%		Warrants	—	72
0.5%		Other Investment Company	511,040	514,680

99.8%		Total Investments	90,771,414	102,204,104
0.9%		Collateral Invested for Securities on Loan	904,066	904,066
(0	.7)%	Other Assets and Liabilities, Net		(650,942)

100.0%		Total Net Assets		102,457,228

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 5.3%

Automobiles & Components 0.0%
Fleetwood Corp. Ltd.	2,218	27,848

Capital Goods 0.6%
Alesco Corp. Ltd.	15,412	48,501
Boart Longyear Group	18,778	83,280
Bradken Ltd.	7,474	70,600
Cardno Ltd.	4,455	26,385
Emeco Holdings Ltd.	39,358	49,667
GWA International Ltd.	16,601	47,345
Hastie Group Ltd.	53,642	8,840
Hills Industries Ltd.	26,326	33,434
Macmahon Holdings Ltd.	56,842	36,037
Monadelphous Group Ltd.	2,912	61,182
Seven Network Ltd.	5,631	56,521
UGL Ltd.	8,199	120,748

		642,540

Commercial & Professional Supplies 0.5%
Campbell Brothers Ltd.	1,525	77,074
Downer EDI Ltd.	37,657	158,188
Programmed Maintenance Services Ltd.	17,486	37,714
Seek Ltd.	5,826	42,279
Spotless Group Ltd.	39,823	89,189
Transfield Services Ltd.	25,473	93,441

		497,885

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	11,648	75,254
G.U.D. Holdings Ltd.	4,072	37,927

		113,181

Consumer Services 0.3%
Ardent Leisure Group	22,494	29,767
Aristocrat Leisure Ltd.	35,911	96,161
Crown Ltd.	15,098	147,732
Flight Centre Ltd.	2,900	68,406

		342,066

Diversified Financials 0.2%
Challenger Ltd.	16,650	89,388
IOOF Holdings Ltd.	5,456	38,755
Perpetual Ltd.	3,189	82,340
Platinum Asset Management Ltd.	7,896	33,760

		244,243

Energy 0.2%
AWE Ltd. *	27,955	38,375
Beach Energy Ltd.	56,957	62,783
Energy Resources of Australia Ltd.	4,448	22,400
New Hope Corp., Ltd.	8,982	52,956
Paladin Energy Ltd. *	6,708	19,273

		195,787

Food, Beverage & Tobacco 0.1%
Elders Ltd. *	145,017	56,556
GrainCorp Ltd.	9,584	82,588

		139,144

Health Care Equipment & Services 0.5%
Ansell Ltd.	4,947	75,908
Cochlear Ltd.	1,065	82,870
Primary Health Care Ltd.	31,736	112,830
Ramsay Health Care Ltd.	5,328	102,195
Sigma Pharmaceuticals Ltd.	175,544	87,629

		461,432

Materials 0.9%
Adelaide Brighton Ltd.	21,328	61,435
Alumina Ltd.	48,118	114,543
Fortescue Metals Group Ltd.	5,996	41,538
Gunns Ltd. *	124,356	34,047
Iluka Resources Ltd.	6,658	129,795
James Hardie Industries N.V. CDI *	14,523	91,200
Kagara Ltd. *	35,378	23,695
Macarthur Coal Ltd.	4,817	82,356
Minara Resources Ltd.	94,267	69,206
Mount Gibson Iron Ltd. *	29,964	59,145
Nufarm Ltd. *	15,760	75,111
OZ Minerals Ltd.	9,126	136,270
PaperlinX Ltd. *	164,715	25,318

		943,659

Media 0.2%
APN News & Media Ltd.	20,063	24,378
Consolidated Media Holdings Ltd.	8,653	22,994
Fairfax Media Ltd.	71,150	68,724
STW Communications Group Ltd.	19,814	20,408
Ten Network Holdings Ltd.	48,692	57,635

		194,139

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.7%
Abacus Property Group	13,132	30,099
Australand Property Group	22,569	62,203
Bunnings Warehouse Property Trust	18,086	34,273
Centro Retail Group *	95,828	36,930
Charter Hall Group	12,731	29,242
Charter Hall Office REIT	34,467	125,692
Charter Hall Retail REIT	17,091	58,537
Commonwealth Property Office Fund	128,041	133,764
FKP Property Group	41,444	28,888
ING Office Fund	157,431	110,663
Westfield Retail Trust	10,783	28,867

		679,158

Retailing 0.4%
David Jones Ltd.	30,451	100,183
Harvey Norman Holdings Ltd.	36,661	87,718
JB Hi-Fi Ltd.	3,730	61,403
Pacific Brands Ltd.	121,711	86,922
Premier Investments Ltd.	6,037	36,767

		372,993

Software & Services 0.0%
Iress Market Technology Ltd.	3,060	29,039

Transportation 0.2%
ConnectEast Group	153,712	89,399
Virgin Blue Holdings Ltd. *	292,310	94,813

		184,212

Utilities 0.4%
APA Group	31,878	140,694
Envestra Ltd.	78,387	58,484
Infigen Energy	187,167	67,900
SP Ausnet	110,093	111,135

		378,213

		5,445,539

Austria 1.0%

Capital Goods 0.3%
Andritz AG	1,602	155,399
Semperit AG Holding	801	38,882
Strabag SE - BR	5,178	148,938

		343,219

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	318	31,048

Materials 0.1%
Mayr-Melnhof Karton AG	482	50,865
RHI AG	1,733	46,263

		97,128

Real Estate 0.3%
Atrium European Real Estate Ltd.	11,066	70,852
CA Immobilien Anlagen AG *	5,408	91,229
Conwert Immobilien Invest SE	4,772	77,243
Sparkassen Immobilien AG *	4,076	26,648

		265,972

Transportation 0.2%
Flughafen Wien AG	986	48,667
Oesterreichische Post AG	3,671	109,227

		157,894

Utilities 0.1%
Verbund AG	2,680	109,635

		1,004,896

Belgium 1.3%

Capital Goods 0.1%
Compagnie d’Enterprises CFE	954	62,440

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	1,226	108,420
Banque Nationale de Belgique	8	33,577
Gimv N.V.	688	41,995
RHJ International *	8,573	57,528
Sofina S.A.	956	96,387

		337,907

Energy 0.0%
Euronav S.A.	2,931	32,463

Health Care Equipment & Services 0.1%
Omega Pharma S.A.	1,156	57,124

Materials 0.2%
Nyrstar *	8,110	107,428
Tessenderlo Chemie N.V.	3,247	130,335

		237,763

Media 0.1%
RTL Group	544	51,348

Real Estate 0.2%
Befimmo S.C.A.	984	82,803
Cofinimmo	920	127,554

		210,357

Technology Hardware & Equipment 0.1%
Barco N.V.	518	37,089
EVS Broadcast Equipment S.A.	408	25,689

		62,778

Telecommunication Services 0.2%
Mobistar S.A.	1,548	107,896
Telenet Group Holding N.V. *	2,494	101,918

		209,814

Transportation 0.0%
Compagnie Maritime Belge S.A.	1,218	30,803

		1,292,797

Canada 7.6%

Automobiles & Components 0.1%
Linamar Corp.	4,333	87,254
Martinrea International, Inc. *	5,378	44,073

		131,327

Banks 0.3%
Canadian Western Bank	2,221	70,783
Genworth MI Canada, Inc.	2,700	66,861
Home Capital Group, Inc.	800	43,129
Laurentian Bank of Canada	1,663	74,599

		255,372

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.4%
Aecon Group, Inc.	4,800	42,351
ATS Automation Tooling Systems, Inc. *	5,000	40,818
CAE, Inc.	7,999	104,650
Russel Metals, Inc.	5,503	134,083
Toromont Industries Ltd.	3,216	61,227

		383,129

Commercial & Professional Supplies 0.3%
Progressive Waste Solutions Ltd.	4,500	101,214
Ritchie Bros. Auctioneers, Inc.	2,100	57,673
Stantec, Inc. *	1,800	51,300
Transcontinental, Inc., Class A	6,337	101,278

		311,465

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	2,510	73,530
Gildan Activewear, Inc.	3,102	92,984

		166,514

Consumer Services 0.2%
Great Canadian Gaming Corp. *	4,000	32,613
Tim Hortons, Inc.	3,200	153,561
Transat A.T., Inc., Class A *	4,600	52,237

		238,411

Diversified Financials 0.4%
AGF Management Ltd., Class B	6,372	115,909
Canaccord Financial, Inc.	2,400	32,404
Dundee Corp., Class A *	3,787	97,900
GMP Capital, Inc.	5,000	60,181
TMX Group, Inc.	2,726	124,510

		430,904

Energy 1.8%
Advantage Oil & Gas Ltd. *	18,600	129,263
AltaGas Ltd.	5,800	160,624
Birchcliff Energy Ltd. *	2,400	34,865
Connacher Oil & Gas Ltd. *	20,500	22,100
Crew Energy, Inc. *	1,600	25,454
Daylight Energy Ltd.	9,600	92,036
Denison Mines Corp. *	7,200	15,222
Enerflex Ltd.	3,216	39,516
Ensign Energy Services, Inc.	8,092	174,298
Fairborne Energy Ltd. *	9,462	48,130
Flint Energy Services Ltd. *	3,028	39,964
Galleon Energy, Inc., Class A *	9,800	35,181
MEG Energy Corp. *	2,300	123,877
Mullen Group Ltd.	6,200	144,382
Niko Resources Ltd.	600	41,264
Nuvista Energy Ltd.	4,900	52,516
Pacific Rubiales Energy Corp.	2,200	63,275
PetroBakken Energy Ltd., Class A	2,200	32,374
Petrobank Energy & Resources Ltd. *	4,600	71,254
Petrominerales Ltd.	1,000	31,901
Progress Energy Resources Corp.	9,600	139,260
Savanna Energy Services Corp. *	4,000	40,902
ShawCor Ltd., Class A	1,522	47,789
Trican Well Service Ltd.	2,441	63,896
Trilogy Energy Corp.	2,300	65,477
Trinidad Drilling Ltd.	12,251	128,094
Uranium One, Inc.	6,000	21,163

		1,884,077

Food & Staples Retailing 0.1%
The Jean Coutu Group (PJC), Inc., Class A	8,800	110,524

Food, Beverage & Tobacco 0.2%
Cott Corp. *	9,200	76,262
Maple Leaf Foods, Inc.	9,114	108,744

		185,006

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	7,362	69,964
SXC Health Solutions Corp. *	800	50,632

		120,596

Materials 1.7%
Agnico-Eagle Mines Ltd.	1,673	93,048
AuRico Gold, Inc. *	3,800	46,135
Canfor Corp. *	7,898	85,060
Cascades, Inc.	15,345	99,254
CCL Industries, Inc., Class B	1,927	65,346
Centerra Gold, Inc.	2,580	50,577
Eldorado Gold Corp.	7,000	120,519
Franco-Nevada Corp.	2,197	91,863
Golden Star Resources Ltd. *	8,600	21,602
Harry Winston Diamond Corp. *	4,745	73,898
HudBay Minerals, Inc.	7,196	99,040
IAMGOLD Corp.	5,465	109,363
Inmet Mining Corp.	1,696	117,137
Lake Shore Gold Corp. *	6,800	15,444
Lundin Mining Corp. *	16,609	124,813
Major Drilling Group International, Inc.	700	10,447
New Gold, Inc. *	7,400	80,006
Norbord, Inc. *	2,195	24,260
Northgate Minerals Corp. *	15,400	49,644
Osisko Mining Corp. *	2,000	29,661
PAN American Silver Corp.	1,800	54,314
Quadra FNX Mining Ltd. *	4,965	79,039
Silver Wheaton Corp.	1,974	71,092
Thompson Creek Metals Co., Inc. *	5,917	53,507
West Fraser Timber Co., Ltd.	2,023	96,783

		1,761,852

Media 0.2%
Astral Media, Inc., Class A	2,052	78,412
Cogeco Cable, Inc.	1,253	63,053
Corus Entertainment, Inc., Class B	1,283	28,790
Torstar Corp., Class B	3,806	44,615

		214,870

Real Estate 0.9%
Allied Properties Real Estate Investment Trust	1,600	39,353
Artis Real Estate Investment Trust	1,800	26,168
Boardwalk Real Estate Investment Trust	1,470	77,035
Calloway Real Estate Investment Trust	4,170	109,373
Canadian Apartment Properties Real Estate Investment Trust	3,175	65,098
Canadian Real Estate Investment Trust	2,632	91,925
Chartwell Seniors Housing Real Estate Investment Trust	8,408	69,168
Cominar Real Estate Investment Trust	2,692	63,704

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dundee Real Estate Investment Trust	1,318	44,722
Extendicare Real Estate Investment Trust	8,477	90,320
First Capital Realty, Inc.	2,779	48,922
FirstService Corp. *	1,400	50,450
InnVest Real Estate Investment Trust	9,923	59,094
Morguard REIT	2,300	37,625
Primaris Retail Real Estate Investment Trust	3,192	69,022

		941,979

Retailing 0.2%
Dollarama, Inc. *	2,300	76,935
Reitmans (Canada) Ltd., Class A	3,325	51,818
The Forzani Group Ltd., Class A	2,400	66,239

		194,992

Software & Services 0.2%
MacDonald, Dettwiler & Associates Ltd.	1,232	68,302
Open Text Corp. *	1,423	96,048

		164,350

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	4,000	129,656

Transportation 0.1%
TransForce, Inc.	9,400	137,933

Utilities 0.1%
Atlantic Power Corp. (c)*	3,800	59,101

		7,822,058

China 0.1%

Capital Goods 0.0%
CITIC Resources Holdings Ltd. *	158,000	29,143

Retailing 0.1%
Dah Chong Hong Holdings Ltd.	42,000	55,128

		84,271

Denmark 1.2%

Banks 0.1%
Sydbank A/S	4,826	113,114

Capital Goods 0.1%
NKT Holding A/S	1,326	81,952
Rockwool International A/S, B Shares	245	28,893

		110,845

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	2,024	23,962

Energy 0.0%
Torm A/S *	10,136	36,889

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	2,803	86,834

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	672	103,314
GN Store Nord A/S	5,353	48,445
William Demant Holdings A/S *	445	38,996

		190,755

Insurance 0.3%
Topdanmark A/S *	978	175,132
Tryg A/S	2,552	139,303

		314,435

Materials 0.2%
Novozymes A/S, Class B	919	149,872

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	520	29,050
H. Lundbeck A/S	2,558	64,005

		93,055

Software & Services 0.1%
SimCorp A/S	324	59,990

Transportation 0.0%
D/S Norden A/S	1,055	34,733

		1,214,484

Finland 1.4%

Capital Goods 0.4%
Cargotec Corp., B Shares	2,777	107,195
Cramo Oyj	1,471	28,640
Konecranes Oyj	2,847	90,467
Ramirent Oyj	3,294	34,221
Uponor Oyj	7,722	114,003

		374,526

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	2,118	34,694
Poyry Oyj	3,075	40,977

		75,671

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	8,631	130,751

Food, Beverage & Tobacco 0.0%
HKScan Oyj, A Shares	4,792	35,461

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	8,602	26,451

Materials 0.2%
Kemira Oyj	6,715	107,835
M-real Oyj, Class B *	30,723	113,132

		220,967

Media 0.1%
Sanoma Oyj (c)	4,808	84,173

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Orion Oyj, Class B	6,229	150,525

Real Estate 0.1%
Citycon Oyj	7,500	30,606
Sponda Oyj	16,770	92,341

		122,947

Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,765	46,411

Software & Services 0.1%
Tieto Oyj	7,582	112,410

Transportation 0.0%
Finnair Oyj *	4,666	22,662

		1,402,955

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 4.0%

Automobiles & Components 0.1%
Plastic Omnium S.A.	2,573	89,190
Societe Fonciere Financiere et de Participations (FFP)	692	49,468

		138,658

Capital Goods 0.1%
Manitou BF *	852	25,980
Mersen S.A.	1,074	58,040
Saft Groupe S.A.	1,422	46,239

		130,259

Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	1,384	112,876
Derichebourg S.A. *	9,597	63,335
Edenred	4,696	135,220
Seche Environnement S.A.	312	25,038
Societe BIC S.A.	1,791	169,133
Teleperformance	3,656	94,190

		599,792

Consumer Durables & Apparel 0.4%
Beneteau	1,501	26,977
Hermes International	540	186,412
Nexity	2,626	118,123
SEB S.A.	1,098	108,219

		439,731

Consumer Services 0.1%
Club Mediterranee S.A. *	3,105	73,591
Pierre & Vacances	477	37,710

		111,301

Energy 0.1%
Maurel et Prom	6,196	142,225

Food, Beverage & Tobacco 0.2%
Bonduelle S.C.A.	488	46,851
Remy Cointreau S.A.	837	74,692
Vilmorin & Cie	262	28,401

		149,944

Health Care Equipment & Services 0.1%
bioMerieux	552	61,044
Medica S.A.	1,621	33,921

		94,965

Insurance 0.1%
Euler Hermes S.A.	1,032	90,612

Materials 0.2%
Ciments Francais S.A.	956	98,682
SA des Ciments Vicat	948	70,091
Sequana	3,482	41,896

		210,669

Media 0.4%
Canal Plus	4,272	28,973
Eutelsat Communications	2,342	100,894
Havas S.A.	24,129	112,943
Ipsos	1,146	54,222
JC Decaux S.A. *	2,436	67,311
Technicolor - Reg’d *	14,942	82,479

		446,822

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	809	26,384
Virbac S.A.	176	30,762

		57,146

Real Estate 0.5%
Gecina S.A.	1,168	162,098
ICADE	1,124	129,435
Mercialys	1,442	60,037
Societe de la Tour Eiffel	420	36,198
Societe Immobilliere de Location pour l’Industrie et le Commerce	609	79,028

		466,796

Retailing 0.2%
CFAO	3,349	143,079

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	3,880	34,652

Software & Services 0.4%
Alten	1,225	45,700
Altran Technologies S.A. *	12,638	100,579
Axway Software S.A. *	673	17,455
Dassault Systemes S.A.	1,210	106,767
Groupe Steria S.C.A.	2,144	54,258
Sopra Group	297	22,255
UbiSoft Entertainment S.A. *	10,340	86,051

		433,065

Technology Hardware & Equipment 0.1%
Bull *	7,391	44,460
Ingenico S.A.	733	30,891

		75,351

Telecommunication Services 0.0%
Iliad S.A.	276	35,391

Transportation 0.2%
Aeroports de Paris (ADP)	1,406	127,807
Bollore	260	61,717

		189,524

Utilities 0.1%
Rubis	1,400	81,694
Sechilienne S.A.	2,111	50,353

		132,047

		4,122,029

Germany 3.7%

Automobiles & Components 0.2%
ElringKlinger AG	823	24,598
Leoni AG	2,669	150,161

		174,759

Banks 0.1%
Aareal Bank AG *	3,642	107,955

Capital Goods 1.2%
Bauer AG	1,231	49,485
BayWa AG	2,652	108,730
Brenntag AG	1,022	104,182
Deutz AG *	9,206	88,883
Gildemeister AG *	4,002	73,354
Heidelberger Druckmaschinen AG *	27,395	77,589
Kloeckner & Co., SE	3,292	80,165

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Krones AG	882	67,515
KUKA AG *	2,007	53,582
MTU Aero Engines Holding AG	2,116	156,215
Pfeiffer Vacuum Technology AG	258	28,854
Rheinmetall AG	814	68,132
SGL Carbon SE (c)*	3,642	189,897
Vossloh AG	504	64,106

		1,210,689

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	1,036	34,325
Puma AG Rudolf Dassler Sport	276	84,943

		119,268

Diversified Financials 0.0%
Deutsche Beteiligings AG	1,158	30,741

Food, Beverage & Tobacco 0.2%
Suedzucker AG	4,546	160,289

Health Care Equipment & Services 0.1%
Rhoen-klinikum AG	3,989	99,407

Materials 0.3%
Demag Cranes AG (b)	1,070	69,955
Fuchs Petrolub AG	1,194	57,825
H&R WASAG AG	1,302	37,436
Wacker Chemie AG	662	125,186

		290,402

Media 0.3%
Axel Springer AG	2,538	112,283
Kabel Deutschland Holding AG *	2,084	117,302
Sky Deutschland AG *	11,138	52,766

		282,351

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	6,819	114,694
Stada Arzneimittel AG	3,505	133,541

		248,235

Real Estate 0.3%
Deutsche Euroshop AG	2,249	85,965
Deutsche Wohnen AG	3,731	60,580
DIC Asset AG	2,410	25,652
Gagfah S.A.	5,476	37,289
IVG Immobilien AG *	8,034	55,365

		264,851

Retailing 0.1%
Fielmann AG	448	46,787
Medion AG	2,224	42,215

		89,002

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE	716	19,235
Kontron AG	3,006	30,128
Q-Cells SE (c)*	11,462	20,066
Solarworld AG (c)	6,260	71,421

		140,850

Software & Services 0.2%
Bechtle AG	1,333	61,095
Software AG	1,629	79,404
United Internet AG - Reg’d	3,356	68,238

		208,737

Technology Hardware & Equipment 0.0%
Jenoptik AG *	3,622	28,178

Transportation 0.3%
Air Berlin plc *	12,818	54,886
Fraport AG	1,920	153,836
Hamburger Hafen und Logistik AG	1,225	48,916
Sixt AG	2,376	62,461

		320,099

		3,775,813

Greece 0.6%

Banks 0.0%
TT Hellenic Postbank S.A. *	7,202	26,191

Capital Goods 0.1%
Ellaktor S.A.	11,458	44,476

Consumer Services 0.0%
Intralot S.A. Integrated Lottery	16,713	30,496

Diversified Financials 0.1%
Hellenic Exchanges S.A.	4,342	30,443
Marfin Investment Group S.A. *	75,562	48,848

		79,291

Energy 0.2%
Hellenic Petroleum S.A.	8,368	77,252
Motor Oil (Hellas) Corinth Refineries S.A.	9,108	103,431

		180,683

Materials 0.2%
Mytilineos Holdings S.A. *	9,551	67,138
Titan Cement Co.	3,756	77,400
Viohalco, Hellenic Copper & Aluminum Industry S.A. *	7,091	42,351

		186,889

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Alapis Holding Industrial & Commercial S.A. *	21,641	10,851

Retailing 0.0%
Jumbo S.A.	6,071	42,869

		601,746

Hong Kong 5.9%

Automobiles & Components 0.1%
Geely Automobile Holdings Ltd.	60,000	23,745
Minth Group Ltd.	20,000	32,093
Xinyi Glass Holdings Co., Ltd.	52,000	43,766

		99,604

Banks 0.1%
Dah Sing Banking Group Ltd.	16,600	22,089
Dah Sing Financial Group	10,150	49,177
Wing Hang Bank Ltd.	8,500	91,215

		162,481

Capital Goods 0.3%
China High Speed Transmission Equipment Group Co., Ltd.	34,000	26,440
Johnson Electric Holdings Ltd.	91,500	53,799
NWS Holdings Ltd.	54,000	78,301

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shun Tak Holdings Ltd.	121,000	79,606
Singamas Container Holdings Ltd.	82,000	28,353

		266,499

Consumer Durables & Apparel 0.4%
Anta Sports Products Ltd.	18,000	27,134
Bosideng International Holdings Ltd.	124,000	36,313
China Dongxiang Group Co.	135,000	30,715
Li Ning Co., Ltd.	23,500	28,699
Ports Design Ltd.	13,000	27,467
Skyworth Digital Holdings Ltd.	92,000	59,180
Stella International Holdings Ltd.	14,000	38,218
Techtronic Industries Co., Ltd.	80,000	83,466
Texwinca Holdings Ltd.	46,000	64,749

		395,941

Consumer Services 0.6%
Cafe De Coral Holdings Ltd.	18,000	45,326
China Travel International Investment Hong Kong Ltd.	190,000	39,456
Sands China Ltd. *	35,200	105,944
Shangri-La Asia Ltd.	52,000	133,925
SJM Holdings Ltd.	94,000	236,391
The Hongkong & Shanghai Hotels Ltd.	27,000	42,625

		603,667

Diversified Financials 0.2%
First Pacific Co., Ltd.	179,000	179,977
Guoco Group Ltd.	4,000	48,781

		228,758

Energy 0.0%
Mongolia Energy Co., Ltd. *	215,000	27,256

Food, Beverage & Tobacco 0.6%
China Mengniu Dairy Co., Ltd.	35,000	121,175
China Yurun Food Group Ltd.	24,000	75,327
Global Bio-chem Technology Group Co., Ltd.	338,000	124,590
Tingyi (Cayman Islands) Holding Corp.	48,000	149,029
Vitasoy International Holdings Ltd.	32,000	23,362
Want Want China Holdings Ltd.	123,000	109,459

		602,942

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	14,000	121,572

Materials 0.4%
China Grand Forestry Green Resources Group Ltd. (a)*	896,000	16,440
China Shanshui Cement Group	68,000	82,471
China Zhongwang Holdings Ltd. (c)	177,600	84,269
Fosun International	132,000	107,566
Fushan International Energy Group Ltd.	58,000	32,686
Lee & Man Paper Manufacturing Ltd.	61,000	30,713
Nine Dragons Paper Holdings Ltd.	47,000	39,845
Samling Global Ltd.	360,000	38,273

		432,263

Media 0.1%
Television Broadcasts Ltd.	18,000	123,101

Real Estate 1.4%
Agile Property Holdings Ltd.	62,000	99,894
Champion Real Estate Investment Trust (c)	113,000	62,309
Chinese Estates Holdings Ltd.	23,000	39,928
Country Garden Holdings Co.	164,000	83,989
Great Eagle Holdings Ltd.	36,000	118,559
Greentown China Holdings Ltd.	43,500	38,913
HKR International Ltd.	59,200	33,556
Hopewell Holdings Ltd.	28,500	92,241
Hopson Development Holdings Ltd.	69,000	62,976
Hysan Development Co., Ltd.	31,000	145,278
K Wah International Holdings Ltd.	57,000	19,943
Kowloon Development Co., Ltd.	26,000	34,929
KWG Property Holding Ltd.	47,000	32,780
Midland Holdings Ltd.	36,000	20,924
New World China Land Ltd.	129,600	46,479
Renhe Commercial Holdings (c)	288,000	56,871
Shimao Property Holdings Ltd.	65,500	86,378
Shui On Land Ltd.	172,900	76,411
Soho China Ltd.	88,000	79,635
SRE Group Ltd.	412,000	29,591
Wheelock & Co., Ltd.	42,000	180,355

		1,441,939

Retailing 0.5%
Belle International Holdings Ltd.	74,000	161,523
Giordano International Ltd.	103,000	78,459
GOME Electrical Appliances Holdings Ltd.	420,000	198,151
Lifestyle International Holdings Ltd.	17,000	55,519
Parkson Retail Group Ltd.	22,000	30,936

		524,588

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	5,500	60,325
GCL-Poly Energy Holdings Ltd.	58,000	32,652
Semiconductor Manufacturing International Corp. *	1,822,000	108,788

		201,765

Software & Services 0.1%
Tencent Holdings Ltd.	3,000	77,882

Technology Hardware & Equipment 0.5%
AAC Technologies Holdings, Inc.	16,000	36,872
BYD Electronic International Co., Ltd. *	38,500	13,707
Digital China Holdings Ltd.	44,700	76,137
Foxconn International Holdings Ltd. *	192,000	87,392
Ju Teng International Holdings Ltd.	74,000	19,286
Kingboard Laminates Holding Ltd.	54,000	32,365
TPV Technology Ltd.	160,000	79,798
VTech Holdings Ltd.	13,000	151,982

		497,539

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	84,000	29,830
SmarTone Telecommunications Holdings Ltd.	18,000	27,794

		57,624

Transportation 0.1%
Hong Kong Aircraft Engineering Co., Ltd.	2,800	39,131

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hopewell Highway Infrastructure Ltd.	49,900	32,144

		71,275

Utilities 0.1%
Cheung Kong Infrastructure Holdings Ltd.	10,000	57,620
China Gas Holdings Ltd.	76,000	28,483
ENN Energy Holdings Ltd.	16,000	53,999

		140,102

		6,076,798

Ireland 0.6%

Capital Goods 0.2%
Grafton Group plc	17,271	72,216
Kingspan Group plc	8,707	87,578

		159,794

Consumer Services 0.1%
Paddy Power plc	1,293	63,262

Food, Beverage & Tobacco 0.2%
C&C Group plc	19,360	98,477
Glanbia plc	7,962	52,272
Greencore Group plc	30,019	40,546

		191,295

Health Care Equipment & Services 0.0%
United Drug plc	14,210	47,696

Insurance 0.0%
Irish Life & Permament Group Holdings plc *	34,848	2,404

Media 0.0%
Independent News & Media plc *	45,416	21,803

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	6,996	78,184

Transportation 0.0%
Aer Lingus Group plc *	25,632	24,934

		589,372

Israel 1.2%

Banks 0.2%
Israel Discount Bank Ltd., Class A *	66,130	127,724
Mizrahi Tefahot Bank Ltd.	5,837	61,332

		189,056

Capital Goods 0.3%
Clal Industries Ltd.	4,437	29,196
Delek Group Ltd.	298	66,421
Discount Investment Corp. - Reg’d	7,234	99,929
Elbit Systems Ltd.	979	46,310
IDB Holding Corp., Ltd.	1,148	25,946

		267,802

Energy 0.1%
Oil Refineries Ltd. *	160,560	108,149
Paz Oil Co., Ltd.	286	45,068

		153,217

Food & Staples Retailing 0.0%
Shufersal Ltd.	6,581	36,921

Food, Beverage & Tobacco 0.0%
Strauss Group Ltd.	1,931	28,978

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd.	949	21,293
Harel Insurance Investments & Finances Service Ltd.	469	24,473
Migdal Insurance & Financial Holdings Ltd.	18,191	30,949

		76,715

Materials 0.2%
Makhteshim-Agan Industries Ltd. *	16,770	92,580
The Israel Corp., Ltd.	114	123,659

		216,239

Real Estate 0.1%
Delek Real Estate Ltd. *	119,906	7,743
Gazit-Globe Ltd.	3,672	43,803

		51,546

Software & Services 0.1%
NICE Systems Ltd. *	1,927	68,676

Telecommunication Services 0.1%
Partner Communications Co., Ltd.	6,968	99,958

		1,189,108

Italy 2.7%

Automobiles & Components 0.1%
Brembo S.p.A.	2,675	35,944
Immsi S.p.A.	25,302	28,431
Piaggio & C. S.p.A.	11,743	48,544

		112,919

Banks 0.1%
Credito Emiliano S.p.A.	9,676	48,935

Capital Goods 0.4%
Astaldi S.p.A.	4,661	28,632
C.I.R. S.p.A. - Compagnie Industriali Riunite	53,010	124,142
Danieli S.p.A. - Officine Meccaniche Danieli & C.	1,418	37,883
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	2,943	42,862
Impregilo S.p.A.	45,661	129,522
Interpump Group S.p.A.	3,861	31,303
Maire Tecnimont S.p.A.	9,159	14,970
Trevi Finanziaria S.p.A.	2,104	26,980

		436,294

Consumer Durables & Apparel 0.4%
Benetton Group S.p.A.	13,190	91,532
Bulgari S.p.A	7,000	123,874
De’Longhi S.p.A.	2,910	35,830
Geox S.p.A.	5,595	28,746
Indesit Co., S.p.A.	5,426	43,269
Safilo Group S.p.A. *	4,319	58,185
Tod’s S.p.A.	477	63,829

		445,265

Consumer Services 0.3%
Autogrill S.p.A.	9,984	131,403

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lottomatica S.p.A. *	6,960	138,028

		269,431

Diversified Financials 0.0%
Azimut Holding S.p.A.	3,400	27,715

Food & Staples Retailing 0.0%
Marr S.p.A.	2,592	33,073

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A	9,381	77,387

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	16,554	46,384

Insurance 0.2%
Mediolanum S.p.A	21,694	89,983
Milano Assicurazioni S.p.A. *	105,852	46,224
Societa Cattolica di Assicurazioni S.c.r.l.	4,236	102,503

		238,710

Materials 0.1%
Cementir Holding S.p.A.	8,284	21,500
Italmobiliare S.p.A.	3,830	100,074

		121,574

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A.	15,653	36,350
Mondadori (Arnoldo) Editore S.p.A.	19,093	60,466
Seat Pagine Gialle S.p.A. (c)*	652,764	54,777

		151,593

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	4,798	52,269

Real Estate 0.1%
Beni Stabili S.p.A.	76,086	67,735
Prelios S.p.A *	91,666	49,979

		117,714

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	4,294	22,767

Telecommunication Services 0.0%
Tiscali S.p.A. (c)*	285,488	25,113

Transportation 0.2%
Alitalia S.p.A. (a)(b)*	14,782	—
Ansaldo STS S.p.A.	3,692	35,682
Autostrada Torino-Milano S.p.A.	5,028	58,740
Gemina S.p.A. *	52,402	53,083
Societa Iniziative Autostradali e Servizi S.p.A.	4,264	41,979

		189,484

Utilities 0.4%
ACEA S.p.A.	9,340	82,156
Edison S.p.A. *	79,168	95,750
Hera S.p.A.	62,400	123,023
Iren S.p.A.	53,622	88,430

		389,359

		2,805,986

Japan 31.4%

Automobiles & Components 2.2%
Akebono Brake Industry Co., Ltd.	7,200	40,067
Calsonic Kansei Corp.	11,000	71,754
EXEDY Corp.	1,600	60,456
F.C.C. Co., Ltd.	1,300	31,207
Futaba Industrial Co., Ltd.	12,900	102,900
Kanto Auto Works, Ltd.	9,400	94,459
Kayaba Industry Co., Ltd.	9,000	73,345
Keihin Corp.	2,900	64,702
Koito Manufacturing Co., Ltd.	5,000	85,953
Mitsuba Corp.	5,000	49,995
Musashi Seimitsu Industry Co., Ltd.	2,200	59,801
NGK Spark Plug Co., Ltd.	7,000	98,812
NHK Spring Co., Ltd.	11,000	117,126
Nifco, Inc.	2,100	56,174
Nippon Seiki Co., Ltd.	3,000	35,610
Nissan Shatai Co., Ltd.	7,000	57,824
Nissin Kogyo Co., Ltd.	3,800	70,194
Press Kogyo Co., Ltd.	8,000	45,857
Riken Corp.	7,000	34,317
Sanden Corp.	12,000	63,299
Showa Corp. *	8,000	59,825
Sumitomo Rubber Industries Ltd.	12,400	160,967
Tachi-S Co., Ltd.	2,100	40,684
Takata Corp.	2,700	80,648
Tokai Rika Co., Ltd.	3,300	64,617
Tokai Rubber Industries Ltd.	2,800	40,539
Toyo Tire & Rubber Co., Ltd.	32,000	88,955
Toyoda Gosei Co., Ltd.	4,400	96,072
Toyota Auto Body Co., Ltd.	4,400	79,681
Toyota Boshoku Corp.	8,200	137,784
TS Tech Co., Ltd.	2,900	55,356
Unipres Corp.	1,500	43,401
Yorozu Corp.	1,400	35,799

		2,298,180

Banks 2.8%
Aichi Bank Ltd.	600	32,854
Aozora Bank Ltd.	33,000	80,487
Bank of The Ryukyus Ltd.	3,400	44,581
Kansai Urban Banking Corp.	24,000	43,819
Kiyo Holdings, Inc.	51,000	72,163
Mizuho Trust & Banking Co., Ltd.	41,000	36,103
Sapporo Hokuyo Holdings, Inc.	17,600	76,072
Senshu Ikeda Holdings, Inc.	52,100	80,542
Suruga Bank Ltd.	11,000	95,481
The 77 Bank Ltd.	22,000	96,470
The Akita Bank Ltd.	10,000	30,487
The Aomori Bank Ltd.	12,000	38,591
The Awa Bank Ltd.	12,000	78,026
The Bank of Iwate Ltd.	1,200	48,969
The Bank of Nagoya Ltd.	16,000	50,196
The Bank of Okinawa Ltd.	1,400	65,632
The Daishi Bank Ltd.	26,000	79,244
The Ehime Bank Ltd.	9,000	26,456
The Eighteenth Bank Ltd.	8,000	21,685
The Fukui Bank Ltd.	11,000	32,274
The Higashi-Nippon Bank Ltd.	11,000	23,628
The Higo Bank Ltd.	13,000	73,406
The Hiroshima Bank Ltd.	29,000	127,555
The Hokkoku Bank Ltd.	21,000	73,841
The Hyakugo Bank Ltd.	19,000	75,260
The Hyakujushi Bank Ltd.	15,000	54,647
The Iyo Bank Ltd.	16,000	150,660
The Juroku Bank Ltd.	26,000	81,415
The Kagoshima Bank Ltd.	13,000	88,108

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Keiyo Bank Ltd.	9,000	47,442
The Minato Bank Ltd.	15,000	30,055
The Miyazaki Bank Ltd.	10,000	23,190
The Musashino Bank Ltd.	2,100	73,997
The Nanto Bank Ltd.	16,000	85,008
The Nishi-Nippon City Bank Ltd.	43,000	132,220
The Ogaki Kyoritsu Bank Ltd.	25,000	79,478
The Oita Bank Ltd.	9,000	26,966
The San-in Godo Bank Ltd.	13,000	100,949
The Shiga Bank Ltd.	16,000	93,758
The Shikoku Bank Ltd.	10,000	31,970
The Tochigi Bank Ltd.	6,000	22,812
The Toho Bank Ltd.	12,000	28,828
The Tokyo Tomin Bank Ltd.	3,000	40,437
The Yachiyo Bank Ltd.	1,200	35,878
The Yamagata Bank Ltd.	8,000	38,262
The Yamanashi Chuo Bank Ltd.	11,000	46,437
Tsukuba Bank Ltd.	9,800	31,147

		2,847,486

Capital Goods 5.6%
Aica Kogyo Co., Ltd.	3,400	48,226
Amano Corp.	4,700	44,874
Bando Chemical Industries Ltd.	6,000	26,245
Central Glass Co., Ltd.	17,000	85,116
Chiyoda Corp.	13,000	166,053
Chudenko Corp.	2,500	29,337
CKD Corp.	3,200	27,525
Comsys Holdings Corp.	10,300	102,585
Daifuku Co., Ltd.	8,500	54,806
Daihen Corp.	8,000	30,346
Ebara Corp.	22,000	129,395
Fujitec Co., Ltd.	7,000	41,292
Furukawa Co., Ltd. *	40,000	40,445
Futaba Corp.	2,600	47,376
Glory Ltd.	3,200	74,840
GS Yuasa Corp.	12,000	83,234
Hino Motors Ltd.	27,000	167,519
Hitachi Cable Ltd.	23,000	66,170
Hitachi Construction Machinery Co., Ltd.	5,800	130,827
Hitachi Zosen Corp.	64,000	105,253
Hoshizaki Electric Co., Ltd.	3,600	81,715
Inaba Denki Sangyo Co., Ltd.	2,600	72,203
Inabata & Co., Ltd.	9,300	58,943
Iseki & Co., Ltd. *	13,000	33,618
Iwatani Corp.	18,000	64,549
JFE Shoji Holdings, Inc.	30,000	149,728
Kandenko Co., Ltd.	10,000	46,731
Keihan Electric Railway Co., Ltd.	26,000	114,014
Kitz Corp.	10,000	56,804
Komori Corp.	5,600	46,958
Kumagai Gumi Co., Ltd. *	37,000	36,948
Kurita Water Industries Ltd.	4,300	124,877
Kuroda Electric Co., Ltd.	2,700	31,799
Kyowa Exeo Corp.	9,100	90,040
Kyudenko Corp.	5,000	35,064
Mabuchi Motor Co., Ltd.	1,800	93,063
Maeda Corp.	31,000	101,708
Maeda Road Construction Co., Ltd.	8,000	77,631
Makino Milling Machine Co., Ltd.	5,000	49,179
Max Co., Ltd.	3,000	37,952
Meidensha Corp.	10,000	42,601
Misumi Group, Inc.	1,300	36,284
Mitsuboshi Belting Ltd.	6,000	34,091
Miura Co., Ltd.	1,500	43,200
Mori Seiki Co., Ltd.	5,500	73,626
Nabtesco Corp.	1,000	25,402
Nachi-Fujikoshi Corp.	10,000	65,438
Nagase & Co., Ltd.	8,000	105,613
Namura Shipbuilding Co., Ltd.	5,400	24,018
NEC Networks & System Integration Corp.	2,300	34,357
Nichias Corp.	8,000	49,380
Nippo Corp.	11,000	88,460
Nippon Densetsu Kogyo Co., Ltd.	5,000	53,627
Nippon Steel Trading Co., Ltd.	8,000	24,088
Nippon Thompson Co., Ltd.	4,000	32,219
Nishimatsu Construction Co., Ltd.	65,000	97,322
Nitto Boseki Co., Ltd.	14,000	40,507
Noritake Co., Ltd.	7,000	27,956
Noritz Corp.	3,300	68,114
Oiles Corp.	1,400	29,323
Okuma Corp.	7,000	74,146
Okumura Corp.	15,000	56,266
OSG Corp.	3,200	51,438
Penta-Ocean Construction Co., Ltd.	37,000	84,800
Ryobi Ltd.	13,000	60,158
Sanki Engineering Co., Ltd.	8,000	46,342
Sankyo-Tateyama Holdings, Inc. *	43,000	58,706
Sanwa Holdings Corp.	25,000	88,036
Sekisui Jushi Corp.	4,000	42,259
Shima Seiki Mfg., Ltd.	1,700	40,794
ShinMaywa Industries Ltd.	10,000	39,677
Sintokogio Ltd.	3,500	36,366
Sumikin Bussan Corp.	14,000	34,927
Swcc Showa Holdings Co., Ltd. *	33,000	41,894
Tadano Ltd.	9,000	54,876
Taihei Dengyo Kaisha Ltd.	4,000	27,948
Taikisha Ltd.	2,400	48,926
Takara Standard Co., Ltd.	7,000	53,668
Takasago Thermal Engineering Co., Ltd.	7,000	57,709
Tekken Corp.	26,000	37,436
The Japan Steel Works Ltd.	9,000	63,072
The Nippon Signal Co., Ltd.	3,800	28,668
THK Co., Ltd.	4,700	121,849
Tobishima Corp. *	130,500	44,188
Toda Corp.	23,000	87,704
Toshiba Machine Co., Ltd.	5,000	30,546
Toshiba Plant Systems & Services Corp.	2,000	22,941
Toyo Construction Co., Ltd.	42,000	40,935
Toyo Engineering Corp.	10,000	37,128
Trusco Nakayama Corp.	1,800	37,519
Tsubakimoto Chain Co.	9,000	57,791
Ushio, Inc.	4,100	77,115
Yamazen Corp.	7,100	54,141
Yuasa Trading Co., Ltd.	31,000	51,496

		5,692,079

Commercial & Professional Supplies 0.5%
Duskin Co., Ltd.	5,500	111,289
Kokuyo Co., Ltd.	12,200	91,599
Meitec Corp.	2,000	44,558
Nissha Printing Co., Ltd. (c)	2,200	39,606

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Okamura Corp.	6,000	38,789
Park24 Co., Ltd.	4,500	50,934
Sohgo Security Services Co., Ltd.	5,000	57,798
Toppan Forms Co., Ltd.	3,500	29,444

		464,017

Consumer Durables & Apparel 1.6%
Alpine Electronics, Inc.	2,700	40,319
Asics Corp.	6,000	90,979
Chofu Seisakusho Co., Ltd.	1,500	39,091
Foster Electric Co., Ltd.	1,200	20,054
Funai Electric Co., Ltd.	1,100	28,571
Gunze Ltd.	15,000	56,159
Heiwa Corp.	2,200	35,724
Hitachi Koki Co., Ltd.	3,600	32,820
JVC KENWOOD Holdings, Inc. *	10,160	57,558
Kurabo Industries Ltd.	23,000	45,965
Mizuno Corp.	7,000	32,518
Nisshinbo Holdings, Inc.	10,000	98,438
Onward Holdings Co., Ltd.	13,000	109,612
PanaHome Corp.	6,000	42,628
Pioneer Corp. *	24,400	128,712
Rinnai Corp.	1,500	116,153
Sangetsu Co., Ltd.	2,400	61,552
Sanyo Shokai Ltd.	8,000	23,451
Seiko Holdings Corp.	13,000	43,384
Seiren Co., Ltd.	5,000	31,677
Shimano, Inc.	2,400	126,327
Tamron Co., Ltd.	1,200	31,347
The Japan Wool Textile Co., Ltd.	5,000	44,414
Tomy Co., Ltd.	4,800	42,633
Toyobo Co., Ltd.	74,000	114,122
TSI Holdings Co., Ltd. *	7,000	48,191
Unitika Ltd. *	47,000	36,463
Wacoal Holdings Corp.	6,000	79,824

		1,658,686

Consumer Services 0.5%
Accordia Golf Co., Ltd.	48	35,881
Doutor Nichires Holdings Co., Ltd.	3,600	47,824
H.I.S. Co., Ltd.	1,800	50,658
MOS Food Services, Inc.	1,800	35,666
Oriental Land Co., Ltd.	1,600	149,973
Resorttrust, Inc.	2,600	37,889
Round One Corp.	5,300	42,662
Saizeriya Co., Ltd.	2,000	40,840
Tokyo Dome Corp. *	16,000	32,186
Yoshinoya Holdings Co., Ltd.	25	32,382
Zensho Co., Ltd.	3,600	46,626

		552,587

Diversified Financials 0.9%
Acom Co., Ltd. *	7,000	119,557
Aeon Credit Service Co., Ltd.	6,300	88,467
Century Tokyo Leasing Corp.	1,600	30,858
Fuyo General Lease Co., Ltd.	1,600	56,699
Hitachi Capital Corp.	3,200	47,029
IBJ Leasing Co., Ltd.	1,600	39,291
Jaccs Co., Ltd.	24,000	72,876
JAFCO Co., Ltd.	1,100	29,602
Japan Securities Finance Co., Ltd.	5,700	35,948
Marusan Securities Co., Ltd.	6,400	28,816
Matsui Securities Co., Ltd.	6,000	30,041
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,500	108,049
Mizuho Securities Co., Ltd. *	27,000	65,594
Monex Group, Inc.	129	26,714
Okasan Securities Group, Inc.	8,000	28,902
Orient Corp. *	60,500	72,411
Ricoh Leasing	1,300	31,230
Tokai Tokyo Financial Holdings, Inc.	17,000	51,782

		963,866

Energy 0.3%
AOC Holdings, Inc.	7,900	60,906
Itohchu Enex Co., Ltd.	5,900	35,207
Japan Petroleum Exploration Co., Ltd.	2,300	117,173
San-Ai Oil Co., Ltd.	6,000	33,842
Shinko Plantech Co., Ltd.	2,600	30,526

		277,654

Food & Staples Retailing 0.8%
Arcs Co., Ltd.	1,900	33,238
Cawachi Ltd.	1,600	32,735
Circle K Sunkus Co., Ltd.	4,300	71,201
cocokara fine, Inc.	3,000	78,295
FamilyMart Co., Ltd.	4,100	154,911
Heiwado Co., Ltd.	3,100	40,621
Izumiya Co., Ltd.	6,000	26,065
Kato Sangyo Co., Ltd.	2,400	50,639
Matsumotokiyoshi Holdings Co., Ltd.	4,400	93,432
Ministop Co., Ltd.	1,700	32,061
Okuwa Co., Ltd.	3,000	35,491
Sugi Holdings Co., Ltd.	1,400	39,563
Tsuruha Holdings, Inc.	700	36,021
Valor Co., Ltd.	2,900	47,244

		771,517

Food, Beverage & Tobacco 2.3%
Coca-Cola Central Japan Co., Ltd.	2,400	33,074
Coca-Cola West Co., Ltd.	5,100	102,022
Ezaki Glico Co., Ltd.	7,000	80,510
Fuji Oil Co., Ltd.	5,100	77,704
Hokuto Corp.	1,200	27,494
House Food Corp.	3,600	64,831
Ito En Ltd.	5,200	94,906
Itoham Foods, Inc.	18,000	72,938
J-Oil Mills, Inc.	9,000	27,169
Kagome Co., Ltd.	4,400	80,572
Kewpie Corp.	11,500	156,062
Kikkoman Corp.	12,000	132,673
Kyokuyo Co., Ltd.	12,000	28,499
Marudai Food Co., Ltd.	12,000	41,164
Maruha Nichiro Holdings, Inc.	77,000	134,852
Megmilk Snow Brand Co., Ltd.	6,200	115,400
Mikuni Coca-Cola Bottling Co., Ltd.	5,300	47,861
Mitsui Sugar Co., Ltd.	8,000	38,046
Morinaga & Co., Ltd.	13,000	31,575
Morinaga Milk Industry Co., Ltd.	28,000	124,685
Nichirei Corp.	26,000	115,122
Nippon Flour Mills Co., Ltd.	14,000	66,370
Nippon Suisan Kaisha Ltd.	33,800	122,254
Sakata Seed Corp.	1,800	26,070
Sapporo Holdings Ltd.	27,000	112,455
Takara Holdings, Inc.	11,000	60,556
The Nisshin Oillio Group Ltd.	16,000	76,505

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toyo Suisan Kaisha Ltd.	5,000	123,688
Yamazaki Baking Co., Ltd.	12,000	166,098

		2,381,155

Health Care Equipment & Services 0.4%
Hogy Medical Co., Ltd.	600	26,876
Miraca Holdings, Inc.	2,000	84,060
Nihon Kohden Corp.	1,800	50,030
Nikkiso Co., Ltd.	4,000	39,400
Nipro Corp.	2,600	47,776
Toho Holdings Co., Ltd.	12,200	125,032
Vital KSK Holdings, Inc.	6,400	50,899

		424,073

Household & Personal Products 0.4%
Fancl Corp.	3,000	40,575
Kobayashi Pharmaceutical Co., Ltd.	1,100	56,646
Kose Corp.	1,400	36,831
Lion Corp.	18,000	98,461
Mandom Corp.	1,200	35,349
Unicharm Corp.	2,500	112,882
Unihair Co., Ltd. *	3,100	29,085

		409,829

Insurance 0.1%
Sony Financial Holdings, Inc.	5,166	93,005

Materials 4.0%
Adeka Corp.	6,900	71,057
Aichi Steel Corp.	6,000	40,570
Air Water, Inc.	11,000	133,420
Chugoku Marine Paints Ltd.	4,000	32,282
Daido Steel Co., Ltd.	22,000	155,970
Daio Paper Corp.	10,000	78,316
Earth Chemical Co., Ltd.	1,000	36,003
FP Corp.	900	58,582
Furukawa-Sky Aluminum Corp.	11,000	41,229
Godo Steel Ltd.	26,000	65,893
Hitachi Chemical Co., Ltd.	6,800	134,723
Hitachi Metals Ltd.	8,000	112,971
Hokuetsu Kishu Paper Co., Ltd.	10,000	62,559
Ishihara Sangyo Kaisha Ltd. *	37,000	51,968
Kaneka Corp.	18,000	115,171
Kansai Paint Co., Ltd.	11,000	101,582
Kureha Corp.	12,000	57,688
Kyoei Steel Ltd.	2,800	43,137
Lintec Corp.	2,100	58,479
Maruichi Steel Tube Ltd.	4,200	106,421
Mitsubishi Paper Mills Ltd. *	48,000	49,094
Mitsubishi Steel Mfg. Co., Ltd.	10,000	35,306
Nihon Parkerizing Co., Ltd.	2,000	29,933
Nihon Yamamura Glass Co., Ltd.	12,000	33,195
Nippon Coke & Engineering Co., Ltd.	13,500	23,770
Nippon Denko Co., Ltd.	5,000	33,387
Nippon Kayaku Co., Ltd.	8,000	88,783
Nippon Light Metal Co., Ltd.	60,000	126,822
Nippon Metal Industry Co., Ltd. *	22,000	28,019
Nippon Paint Co., Ltd.	11,000	89,060
Nippon Shokubai Co., Ltd.	9,000	117,725
Nippon Soda Co., Ltd.	10,000	47,115
Nippon Yakin Kogyo Co., Ltd. *	16,500	49,125
Nissan Chemical Industries Ltd.	10,000	119,342
Nittetsu Mining Co., Ltd.	5,000	22,046
Nof Corp.	12,000	54,615
Pacific Metals Co., Ltd.	9,000	66,983
Rengo Co., Ltd.	22,000	145,093
Sakai Chemical Industry Co., Ltd.	6,000	26,785
Sanyo Chemical Industries Ltd.	4,000	31,612
Sanyo Special Steel Co., Ltd.	8,000	52,643
Shin-Etsu Polymer Co., Ltd.	4,500	24,024
Sumitomo Bakelite Co., Ltd.	14,000	95,840
Sumitomo Light Metal Industries Ltd. *	47,000	51,799
Sumitomo Osaka Cement Co., Ltd.	45,000	130,250
Takasago International Corp.	6,000	28,967
Toagosei Co., Ltd.	13,000	71,850
Toho Zinc Co., Ltd.	7,000	35,077
Tokai Carbon Co., Ltd.	10,000	56,620
Tokuyama Corp.	27,000	133,585
Tokyo Ohka Kogyo Co., Ltd.	2,900	64,932
Tokyo Steel Manufacturing Co., Ltd.	12,100	124,032
Topy Industries Ltd.	25,000	77,943
Toyo Ink Mfg. Co., Ltd.	12,000	56,738
Yamato Kogyo Co., Ltd.	3,000	89,991
Yodogawa Steel Works Ltd.	16,000	67,368
Zeon Corp.	10,000	108,486

		4,045,976

Media 0.5%
Asatsu-DK, Inc.	2,900	79,961
Fuji Media Holdings, Inc.	40	61,946
Kadokawa Group Holdings, Inc.	1,700	60,671
Nippon Television Network Corp.	300	45,705
Shochiku Co., Ltd.	4,000	34,338
SKY Perfect JSAT Holdings, Inc.	72	31,573
Toei Co., Ltd.	8,000	37,943
Toho Co., Ltd.	7,400	128,911
Tokyo Broadcasting System Holdings, Inc.	3,000	38,247
TV Asahi Corp.	17	27,380

		546,675

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Dainippon Sumitomo Pharma Co., Ltd.	10,200	103,678
Hisamitsu Pharmaceutical Co., Inc.	1,800	78,456
Kaken Pharmaceutical Co., Ltd.	4,000	56,543
Kissei Pharmaceutical Co., Ltd.	3,000	58,019
Kyorin Co., Ltd.	3,000	62,563
Kyowa Hakko Kirin Co., Ltd.	14,000	149,309
Mitsubishi Tanabe Pharma Corp.	7,000	126,829
Mochida Pharmaceutical Co., Ltd.	4,000	42,741
Rohto Pharmaceutical Co., Ltd.	4,000	47,836
Santen Pharmaceutical Co., Ltd.	2,500	100,638
Tsumura & Co.	1,900	62,190

		888,802

Real Estate 0.7%
Aeon Mall Co., Ltd.	2,400	61,708
Daibiru Corp.	3,500	26,047
Daikyo, Inc. *	23,000	44,528
Goldcrest Co., Ltd.	1,060	24,894
Heiwa Real Estate Co., Ltd.	15,000	34,581
Hulic Co., Ltd.	3,600	38,245
Kenedix, Inc. *	152	29,671
Leopalace21 Corp. (c)*	86,400	125,251
Nomura Real Estate Holdings, Inc.	4,900	89,699
NTT Urban Development Corp.	51	46,714

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shoei Co., Ltd.	2,800	24,693
TOC Co., Ltd.	6,400	28,331
Tokyo Tatemono Co., Ltd.	30,000	122,479

		696,841

Retailing 2.2%
Alpen Co., Ltd.	1,800	31,130
AOKI Holdings, Inc.	1,900	31,191
Aoyama Trading Co., Ltd.	6,600	115,145
Autobacs Seven Co., Ltd.	2,500	112,549
Best Denki Co., Ltd. *	11,500	36,015
Bic Camera, Inc.	99	57,216
Canon Marketing Japan, Inc.	11,000	136,799
Chiyoda Co., Ltd.	2,400	39,577
DCM Holdings Co., Ltd.	9,200	69,888
Don Quijote Co., Ltd.	2,800	96,458
Fuji Co., Ltd.	1,600	35,736
Geo Corp.	39	50,450
H2O Retailing Corp.	11,000	84,031
Hikari Tsushin, Inc.	1,600	39,303
Izumi Co., Ltd.	5,600	85,148
Joshin Denki Co., Ltd.	4,000	45,740
K’s Holdings Corp.	3,440	160,914
Kohnan Shoji Co., Ltd.	3,300	65,595
Kojima Co., Ltd.	6,600	46,737
Komeri Co., Ltd.	3,600	107,459
Nissen Holdings Co., Ltd.	4,800	28,680
Nitori Co., Ltd.	800	77,837
Paltac Corp.	2,400	48,177
Parco Co., Ltd.	4,400	37,496
Ryohin Keikaku Co., Ltd.	1,900	99,103
Shimachu Co., Ltd.	3,700	92,271
Shimamura Co., Ltd.	1,000	100,975
T-Gaia Corp.	15	28,764
The Daiei, Inc. *	32,200	121,380
USS Co., Ltd.	1,100	87,549
Xebio Co., Ltd.	1,600	37,898
Yokohama Reito Co., Ltd.	5,000	35,760

		2,242,971

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	4,900	86,827
Dainippon Screen Mfg. Co., Ltd.	7,000	55,031
Disco Corp.	600	34,894
Sanken Electric Co., Ltd.	9,000	48,869
Shinko Electric Industries Co., Ltd.	4,900	40,556
Sumco Corp. *	6,600	104,503
Tokyo Seimitsu Co., Ltd.	1,500	27,566
UKC Holdings Corp.	2,400	25,504
ULVAC, Inc.	3,100	57,233

		480,983

Software & Services 1.1%
Capcom Co., Ltd.	2,000	52,392
CSK Holdings Corp. *	9,900	41,570
eAccess Ltd.	60	26,564
Fuji Soft, Inc.	4,000	59,537
IT Holdings Corp.	10,700	103,896
Itochu Techno-Solutions Corp.	1,700	67,224
Konami Corp.	7,100	186,360
Net One Systems Co., Ltd.	27	64,695
Nihon Unisys Ltd.	6,500	39,202
NSD Co., Ltd.	2,800	24,111
OBIC Co., Ltd.	180	35,391
Oracle Corp. Japan	1,000	33,506
Otsuka Corp.	900	59,765
Square Enix Holdings Co., Ltd.	2,600	50,561
Sumisho Computer Systems Corp.	2,600	45,458
Transcosmos, Inc.	3,800	43,923
Trend Micro, Inc.	4,000	125,186
Yahoo Japan Corp.	256	90,794

		1,150,135

Technology Hardware & Equipment 2.0%
Anritsu Corp.	4,000	43,356
Canon Electronics, Inc.	1,200	32,953
Citizen Watch Co., Ltd.	20,000	120,085
Cmk Corp. *	6,300	24,320
Daiwabo Holdings Co., Ltd.	20,000	45,003
Denki Kogyo Co., Ltd.	6,000	28,452
Hamamatsu Photonics K.K.	2,200	98,997
Hirose Electric Co., Ltd.	1,100	110,199
Hitachi High-Technologies Corp.	3,800	82,308
Hitachi Kokusai Electric, Inc.	5,000	40,553
Horiba Ltd.	1,900	63,051
Hosiden Corp.	10,700	91,102
Japan Aviation Electronics Industry Ltd.	4,000	30,633
Japan Radio Co., Ltd.	12,000	34,231
Kaga Electronics Co., Ltd.	2,600	29,319
Mitsumi Electric Co., Ltd.	9,100	88,074
Nichicon Corp.	3,500	59,105
Nippon Chemi-Con Corp.	6,000	38,770
Oki Electric Industry Co., Ltd. *	143,000	142,529
Riso Kagaku Corp.	1,700	26,441
Ryoden Trading Co., Ltd.	4,000	26,068
Ryosan Co., Ltd.	4,200	90,998
Ryoyo Electro Corp.	3,300	32,809
Sanshin Electronics Co., Ltd.	3,600	28,718
Shimadzu Corp.	12,000	111,337
SMK Corp.	6,000	24,129
Star Micronics Co., Ltd.	2,500	28,254
Taiyo Yuden Co., Ltd.	7,000	88,108
Toshiba Tec Corp.	13,000	55,124
Uniden Corp.	8,000	41,053
Yamatake Corp.	4,100	93,646
YASKAWA Electric Corp.	8,000	88,580
Yokogawa Electric Corp. *	17,400	153,720

		2,092,025

Transportation 1.0%
Fukuyama Transporting Co., Ltd.	9,000	52,561
Hitachi Transport System Ltd.	2,400	43,140
Iino Kaiun Kaisha Ltd.	5,300	24,128
Japan Airport Terminal Co., Ltd.	3,800	48,789
Kamigumi Co., Ltd.	14,000	139,369
Keihin Electric Express Railway Co., Ltd.	18,000	140,250
Keisei Electric Railway Co., Ltd.	16,000	102,819
Mitsubishi Logistics Corp.	7,000	80,464
Mitsui-Soko Co., Ltd.	8,000	31,960
Nippon Konpo Unyu Soko Co., Ltd.	4,000	45,626
Nishi-Nippon Railroad Co., Ltd.	17,000	76,416
Sankyu, Inc.	24,000	115,606
Senko Co., Ltd.	8,000	29,786
Sotetsu Holdings, Inc.	26,000	76,982

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Sumitomo Warehouse Co., Ltd.	11,000	53,632

		1,061,528

Utilities 0.1%
Saibu Gas Co., Ltd.	10,000	26,764
The Okinawa Electric Power Co., Inc.	1,700	76,120

		102,884

		32,142,954

Netherlands 1.3%

Capital Goods 0.4%
Aalberts Industries N.V.	5,293	103,119
Arcadis N.V.	2,681	63,198
Grontmij N.V. CVA	1,804	33,537
Heijmans N.V., CVA	4,043	92,810
Wavin N.V. *	7,121	90,179

		382,843

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	1,978	68,842
TomTom N.V. *	5,312	25,129

		93,971

Diversified Financials 0.0%
BinckBank N.V.	2,930	40,459

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	1,693	60,452

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	20,592	89,718

Health Care Equipment & Services 0.1%
Mediq N.V.	6,195	115,524

Insurance 0.0%
Brit Insurance Holdings N.V. (a)(b)*	571	10,029

Materials 0.0%
AMG Advanced Metallurgical Group N.V. *	1,811	30,307

Real Estate 0.3%
Eurocommercial Properties N.V.	2,001	95,738
Nieuwe Steen Investments N.V.	2,793	52,088
Vastned Offices/Industrial N.V.	2,410	39,677
VastNed Retail N.V.	1,660	113,132

		300,635

Semiconductors & Semiconductor Equipment 0.0%
ASM International N.V.	1,432	40,701

Software & Services 0.1%
Ordina N.V. *	6,672	25,701
Unit 4 N.V.	838	27,801

		53,502

Technology Hardware & Equipment 0.0%
TKH Group N.V. CVA	1,361	39,355

Transportation 0.1%
Koninklijke Vopak N.V.	1,574	78,557

		1,336,053

New Zealand 0.6%

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	38,257	123,622

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	22,004	48,406

Materials 0.0%
Nuplex Industries Ltd.	11,449	27,605

Media 0.1%
Sky Network Television Ltd.	10,175	51,599

Real Estate 0.1%
AMP NZ Office Ltd.	47,986	35,427
Goodman Property Trust	42,514	37,025
Kiwi Income Property Trust	56,677	50,288

		122,740

Transportation 0.1%
Air New Zealand Ltd.	24,211	24,950
Auckland International Airport Ltd.	46,244	91,747

		116,697

Utilities 0.1%
Contact Energy Ltd. *	14,827	67,480
Infratil Ltd.	26,600	42,087

		109,567

		600,236

Norway 1.2%

Banks 0.1%
Sparebanken 1 SMN	4,346	38,744
Sparebanken Rogaland	3,934	34,998

		73,742

Capital Goods 0.0%
Veidekke A.S.A.	3,434	29,721

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	5,013	45,328

Diversified Financials 0.1%
Aker ASA, A Shares	4,041	106,734

Energy 0.5%
BW Offshore Ltd.	14,860	32,607
DNO International A.S.A. *	15,220	17,135
Dockwise Ltd. *	1,038	26,604
Fred. Olsen Energy A.S.A.	1,630	63,013
Norwegian Energy Co., A.S.A. *	14,516	17,982
Prosafe SE	13,302	98,921
Sevan Marine A.S.A. *	18,278	1,833
Songa Offshore SE *	8,500	46,785
Subsea 7 S.A. *	5,011	131,957
TGS Nopec Geophysical Co., A.S.A.	3,116	90,890

		527,727

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	5,126	28,275
Cermaq A.S.A. *	3,429	47,923
Marine Harvest	121,140	70,511

		146,709

Media 0.1%
Schibsted A.S.A.	3,043	90,477

Real Estate 0.0%
Norwegian Property A.S.A.	22,454	47,158

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. (c)*	28,800	53,360

Software & Services 0.1%
Atea A.S.A.	4,960	50,993

Transportation 0.1%
Golden Ocean Group Ltd.	48,950	45,984
Stolt-Nielsen Ltd.	2,256	57,612

		103,596

		1,275,545

Portugal 0.9%

Banks 0.2%
Banco BPI S.A. - Reg’d *	55,350	74,583
Banco Espirito Santo S.A.	31,800	120,342
Banif, SGPS, S.A. - Reg’d *	20,346	15,728

		210,653

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	18,535	34,623

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	7,754	151,721

Materials 0.2%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	14,248	110,633
Portucel-Empresa Produtora de Pasta e Papel, S.A.	16,559	49,213
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	5,699	56,511
Sonae Industria-SGPS, S.A. *	12,033	19,884

		236,241

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	20,882	85,696

Telecommunication Services 0.1%
Sonaecom, SGPS, S.A.	16,207	34,932

Utilities 0.1%
EDP Renovaveis S.A. *	18,592	120,531

		874,397

Republic of Korea 8.4%

Automobiles & Components 0.2%
Halla Climate Control Corp.	2,810	68,532
S&T Daewoo Co., Ltd.	1,220	43,023
Ssangyong Motor Co. *	10,330	81,979

		193,534

Banks 0.0%
Jeonbuk Bank	4,980	29,133

Capital Goods 2.0%
CJ Corp.	2,290	184,702
Daewoo Engineering & Construction Co., Ltd. *	8,190	95,841
Daewoo International Corp.	3,010	114,018
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,260	151,287
Dongbu Corp.	4,680	38,020
Doosan Engineering & Construction Co., Ltd.	7,960	38,181
Doosan Infracore Co., Ltd. *	4,320	107,606
Hanjin Heavy Industries & Construction Co., Ltd. *	3,881	112,958
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	12,710	133,745
KCC Corp.	492	163,353
Keangnam Enterprises Ltd. *	4,100	54,878
Kolon Engineering & Construction Co., Ltd. *	7,110	34,400
Kyeryong Construction Industrial Co., Ltd.	2,600	53,513
LG Hausys Ltd.	542	43,067
Samsung Engineering Co., Ltd.	692	170,551
Samsung Techwin Co., Ltd.	1,645	120,579
SK Networks Co., Ltd.	14,020	171,443
STX Engine Co., Ltd.	2,180	58,419
Taeyoung Engineering & Construction	9,010	61,496
Taihan Electric Wire Co., Ltd. *	19,447	105,807

		2,013,864

Commercial & Professional Supplies 0.1%
S1 Corp.	1,230	65,539

Consumer Durables & Apparel 0.2%
Handsome Co., Ltd.	1,830	48,833
LG Fashion Corp.	1,520	67,767
Woongjin Coway Co., Ltd.	3,810	147,101

		263,701

Consumer Services 0.0%
Hotel Shilla Co., Ltd.	1,620	47,195

Diversified Financials 0.9%
Daewoo Securities Co., Ltd.	7,150	125,742
Daishin Securities Co., Ltd.	5,520	71,440
Hanwha Securities Co., Ltd.	4,260	26,346
Hyundai Securities Co., Ltd.	12,580	151,981
Korea Investment Holdings Co., Ltd.	3,330	131,694
Meritz Finance Holdings Co., Ltd. *	3,135	8,742
Mirae Asset Securities Co., Ltd.	887	41,159
Samsung Card Co., Ltd.	1,920	109,237
Tong Yang Securities, Inc.	20,180	122,808
Woori Investment & Securities Co., Ltd.	7,670	137,307

		926,456

Energy 0.1%
SK Gas Co., Ltd.	953	63,907

Food, Beverage & Tobacco 0.9%
CJ CheilJedang Corp.	636	184,744
Daesang Corp.	5,720	71,838
Hite Brewery Co., Ltd.	558	58,782
Lotte Chilsung Beverage Co., Ltd.	81	111,430
Lotte Confectionery Co., Ltd.	62	105,850
Namyang Dairy Products Co., Ltd.	46	39,224
Nongshim Co., Ltd.	406	97,428
ORION Corp.	183	88,870
Ottogi Corp.	318	48,561
Samyang Corp.	1,160	128,107

		934,834

Household & Personal Products 0.3%
Amorepacific Corp.	91	103,576

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LG Household & Health Care Ltd.	184	83,247
Pacific Corp.	579	127,410

		314,233

Insurance 0.5%
Hanwha General Insurance Co., Ltd. *	3,940	36,054
Hyundai Marine & Fire Insurance Co., Ltd.	6,020	192,814
Korean Reinsurance Co.	8,455	105,764
LIG Insurance Co., Ltd.	5,310	131,764
Meritz Fire & Marine Insurance Co., Ltd.	7,404	85,600

		551,996

Materials 1.7%
Dongbu HiTek Co., Ltd. *	2,710	29,680
Dongbu Steel Co., Ltd.	9,620	79,413
Hanil Cement Co., Ltd.	594	27,860
Hansol Paper Co., Ltd.	11,040	91,823
Hanwha Chemical Corp.	3,940	173,734
Hyundai Hysco	1,700	77,993
Kisco Corp.	1,020	31,303
Kolon Corp.	1,140	36,805
Korea Zinc Co., Ltd.	481	199,221
OCI Co., Ltd.	452	174,303
Poongsan Corp.	1,770	74,867
Samsung Fine Chemicals Co., Ltd.	680	45,396
Seah Besteel Corp.	2,020	127,167
SK Chemicals Co., Ltd.	2,772	209,990
SKC Co., Ltd.	860	56,848
Ssangyong Cement Industrial Co., Ltd. *	5,460	34,229
Taekwang Industrial Co., Ltd.	110	177,243
Tong Yang Major Corp. *	15,280	28,653
Young Poong Corp.	45	51,902

		1,728,430

Media 0.1%
Cheil Worldwide, Inc.	3,693	58,318
Woongjin Thinkbig Co., Ltd.	1,860	32,507

		90,825

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dong-A Pharmaceutical Co., Ltd.	438	46,923
Yuhan Corp.	378	52,506

		99,429

Retailing 0.1%
CJ O Shopping Co., Ltd.	149	39,892
Daewoo Motor Sales Corp. (a)(b)*	45,520	82,033

		121,925

Software & Services 0.2%
NCSoft Corp.	150	46,158
NHN Corp. *	669	133,177

		179,335

Technology Hardware & Equipment 0.1%
Daeduck Electronics Co., Ltd.	3,020	25,500
LG Innotek	344	30,548

		56,048

Telecommunication Services 0.2%
LG Uplus Corp.	23,590	119,001
SK Broadband Co., Ltd. *	18,417	77,468

		196,469

Transportation 0.6%
Asiana Airlines *	6,810	68,483
Hanjin Shipping Co., Ltd.	2,280	45,559
Hanjin Shipping Holdings Co., Ltd.	10,070	121,491
Hanjin Transportation Co., Ltd.	1,570	50,498
Hyundai Merchant Marine Co., Ltd.	5,300	150,520
Korea Express Co., Ltd. *	666	64,103
Korea Line Corp. *	5,230	34,377
STX Pan Ocean Co., Ltd.	15,430	116,191

		651,222

Utilities 0.1%
Samchully Co., Ltd.	677	66,149

		8,594,224

Singapore 2.0%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	32,431	47,814
SembCorp Marine Ltd.	22,096	98,797
Yangzijiang Shipbuilding Holdings Ltd.	31,000	37,370

		183,981

Consumer Services 0.1%
Genting Singapore plc *	42,000	66,162
Raffles Education Corp., Ltd.	42,666	21,934

		88,096

Diversified Financials 0.1%
Singapore Exchange Ltd.	21,000	130,122

Energy 0.1%
Ezra Holdings Ltd.	22,000	22,901
Straits Asia Resources Ltd.	18,000	45,124

		68,025

Food & Staples Retailing 0.1%
Olam International Ltd.	61,704	134,883

Real Estate 1.0%
Ascendas REIT	80,000	135,483
Ascott Residence Trust	52,000	51,136
CapitaCommercial Trust	109,302	127,913
CDL Hospitality Trusts	18,000	31,070
Fortune REIT	52,000	27,523
Frasers Commercial Trust	62,000	44,724
Keppel Land Ltd.	30,000	95,292
Lippo-Mapletree Indonesia Retail Trust	62,000	33,212
Mapletree Logistics Trust	63,000	48,120
Suntec Real Estate Investment Trust	119,000	151,561
UOL Group Ltd.	33,000	141,204
Wing Tai Holdings Ltd.	51,000	62,570
Yanlord Land Group Ltd.	30,000	30,952

		980,760

Telecommunication Services 0.1%
M1 Ltd.	23,000	49,878
StarHub Ltd.	38,000	88,988

		138,866

Transportation 0.3%
Neptune Orient Lines Ltd.	84,000	100,247

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SATS Ltd.	43,749	91,379
SIA Engineering Co., Ltd.	11,205	37,683
Singapore Post Ltd.	77,000	70,023
SMRT Corp., Ltd.	33,000	50,446

		349,778

		2,074,511

Spain 1.7%

Banks 0.1%
Banco de Valencia S.A. *	14,861	29,080
Banco Espanol de Credito S.A.	12,026	91,191
Caja de Ahorros del Mediterraneo	5,382	33,795

		154,066

Capital Goods 0.3%
Abengoa S.A.	3,589	101,689
Construcciones y Auxiliar de Ferrocarriles S.A.	158	88,542
Zardoya Otis S.A.	7,696	111,295

		301,526

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	1,341	61,718

Consumer Services 0.2%
NH Hoteles S.A. *	20,328	127,384
Sol Melia S.A. *	4,537	47,199

		174,583

Diversified Financials 0.2%
Bolsas y Mercados Espanoles	4,740	135,749
Corporacion Financiera Alba S.A.	1,240	65,874

		201,623

Energy 0.0%
Tecnicas Reunidas S.A.	1,041	45,898

Food, Beverage & Tobacco 0.1%
Pescanova S.A.	839	36,106
Viscofan S.A.	1,418	52,874

		88,980

Insurance 0.1%
Grupo Catalana Occidente S.A.	4,296	101,996

Materials 0.1%
Grupo Empresarial Ence S.A.	12,595	45,233
Tubacex S.A. *	9,984	32,211

		77,444

Media 0.2%
Antena 3 de Television S.A.	6,253	49,566
Mediaset Espana Comunicacion S.A.	8,038	75,254
Promotora de Informaciones S.A., Class A (c)*	34,982	71,126

		195,946

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	3,232	30,763
Grifols S.A. *	5,303	115,908

		146,671

Utilities 0.2%
Iberdrola S.A.	11,564	93,965
Red Electrica Corp. S.A.	2,400	130,710

		224,675

		1,775,126

Sweden 2.3%

Capital Goods 0.1%
BE Group AB *	5,054	26,786
Concentric AB *	2,482	15,622
Haldex AB	2,482	13,878
Lindab International AB	5,668	56,758
NIBE Industrier AB, B Shares	2,076	34,953

		147,997

Commercial & Professional Supplies 0.2%
AF AB, B Shares	1,392	25,833
Gunnebo AB	4,276	27,129
Intrum Justitia AB	3,542	54,876
Loomis AB, B Shares	4,664	63,198
Niscayah Group AB	23,212	66,411

		237,447

Consumer Durables & Apparel 0.1%
JM AB	4,052	78,487
Nobia AB *	11,604	67,506

		145,993

Consumer Services 0.1%
Rezidor Hotel Group AB *	5,980	30,660
SkiStar AB	1,486	24,269

		54,929

Diversified Financials 0.1%
Avanza Bank Holding AB	710	20,652
Bure Equity AB *	4,932	23,831
D. Carnegie & Co. AB (a)(b)*	851	—
Investment AB Oresund	3,096	48,841

		93,324

Energy 0.2%
Lundin Petroleum AB *	9,658	132,583
PA Resources AB *	66,638	37,688

		170,271

Food & Staples Retailing 0.0%
Hakon Invest AB	2,602	37,015

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	2,674	76,499

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	1,630	75,013

Materials 0.1%
Billerud AB	5,403	48,792
Hoganas AB, B Shares	1,453	57,280

		106,072

Media 0.3%
Eniro AB *	31,087	110,939
Modern Times Group, B Shares	2,219	150,480

		261,419

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	15,555	192,107

Real Estate 0.6%
Castellum AB	9,598	138,844

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fabege AB	11,376	109,632
Hufvudstaden AB, A Shares	7,308	81,889
Klovern AB	7,600	35,274
Kungsleden AB	15,572	143,009
Wallenstam AB, Class B	6,648	67,776
Wihlborgs Fastigheter AB	3,536	49,647

		626,071

Retailing 0.1%
Clas Ohlson AB, B Shares	3,191	42,351
KappAhl AB	7,784	32,911
Mekonomen AB	948	30,671

		105,933

Technology Hardware & Equipment 0.0%
Axis Communications AB	1,342	27,739

		2,357,829

Switzerland 3.1%

Automobiles & Components 0.0%
Autoneum Holding AG *	287	29,355

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	141	89,512
Liechtensteinische Landesbank AG	384	34,641
St. Galler Kantonalbank AG - Reg’d	91	51,278
Valiant Holding AG - Reg’d	663	104,975

		280,406

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	1,474	49,433
Bucher Industries AG - Reg’d	492	102,520
Burckhardt Compression Holding AG	94	26,882
Daetwyler Holding AG - BR	305	25,489
Georg Fischer AG - Reg’d *	246	130,504
Huber & Suhner AG - Reg’d	466	28,888
Kaba Holding AG - Reg’d, Series B	133	55,039
OC Oerlikon Corp. AG - Reg’d *	12,723	107,953
Rieter Holding AG - Reg’d *	287	66,141
Zehnder Group AG - BR	10	31,764

		624,613

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	102	73,538

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	184	71,448

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B	1,402	59,319
EFG International AG *	2,203	24,216
Partners Group Holding AG	172	32,688
Verwaltungs-und Privat-Bank AG	230	27,177
Vontobel Holding AG - Reg’d	1,960	63,877

		207,277

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	89	93,970
Emmi AG - Reg’d	149	39,889

		133,859

Health Care Equipment & Services 0.3%
Galenica AG - Reg’d	146	98,768
Nobel Biocare Holding AG - Reg’d *	6,535	125,016
Sonova Holding AG - Reg’d *	1,089	103,151
Straumann Holding AG - Reg’d	149	33,936

		360,871

Materials 0.4%
Ems-Chemie Holding AG - Reg’d	634	135,330
Schmolz & Bickenbach AG - Reg’d *	11,142	130,052
Sika AG - Bearer Shares	47	109,977
Vetropack Holding AG - BR	14	29,600

		404,959

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Actelion Ltd. - Reg’d *	1,684	85,502
BB Biotech AG - Reg’d	766	57,216

		142,718

Real Estate 0.4%
Allreal Holding AG - Reg’d *	260	46,017
Mobimo Holding AG *	162	44,871
PSP Swiss Property AG - Reg’d *	1,495	151,333
Swiss Prime Site AG - Reg’d *	1,360	124,760

		366,981

Retailing 0.1%
Charles Voegele Holding AG - BR *	600	30,265
Dufry Group - Reg’d *	483	57,103
Valora Holding AG - Reg’d	226	67,624

		154,992

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	2,220	28,958
Logitech International S.A. - Reg’d *	6,690	64,243

		93,201

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	137	63,034
Panalpina Welttransport Holding AG - Reg’d *	1,176	141,387

		204,421

Utilities 0.1%
BKW FMB Energie AG	852	52,773

		3,201,412

United Kingdom 9.4%

Banks 0.1%
Paragon Group Cos. plc	27,404	86,823

Capital Goods 1.5%
Ashtead Group plc	47,457	124,814
Bodycote plc	21,658	137,012
Charter International plc	11,128	145,650
Chemring Group plc	5,510	49,553
Fenner plc	9,940	62,932
Galliford Try plc	4,509	36,525
Interserve plc	24,493	133,779
Keller Group plc	3,234	23,867
Kier Group plc	3,111	67,866
Melrose plc	19,577	114,460
Morgan Crucible Co. plc	16,104	86,612
Qinetiq Group plc *	64,213	118,674

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rotork plc	2,274	58,987
Senior plc	17,976	54,849
Spirax-Sarco Engineering plc	2,519	77,413
The Weir Group plc	5,366	186,230
Ultra Electronics Holdings plc	2,253	58,173

		1,537,396

Commercial & Professional Supplies 1.1%
Aggreko plc	5,586	176,906
Babcock International Group plc	12,107	133,724
Berendsen plc	8,646	76,629
Homeserve plc	9,219	72,961
Intertek Group plc	4,067	127,685
ITE Group plc	6,982	25,633
Michael Page International plc	10,877	89,217
Mitie Group plc	31,548	123,876
Regus plc	40,799	70,685
RPS Group plc	13,146	50,385
Shanks Group plc	37,149	77,279
Sthree plc	4,362	25,731
WS Atkins plc	8,798	102,475

		1,153,186

Consumer Durables & Apparel 0.3%
Bovis Homes Group plc	12,599	85,053
Pace plc	14,902	28,130
Redrow plc *	19,779	41,687
The Berkeley Group Holdings plc *	7,646	154,189

		309,059

Consumer Services 0.4%
J.D. Wetherspoon plc	11,448	81,193
Marston’s plc	60,877	102,768
Millennium & Copthorne Hotels plc	9,479	80,228
PartyGaming plc *	12,903	28,521
Rank Group plc	19,387	45,093
Restaurant Group plc	12,605	60,499

		398,302

Diversified Financials 0.9%
Aberdeen Asset Management plc	43,195	155,787
Ashmore Group plc	9,074	59,948
Brewin Dolphin Holdings plc	12,128	29,419
F&C Asset Management plc	55,423	64,046
Henderson Group plc	52,138	136,376
IG Group Holdings plc	13,357	96,712
International Personal Finance	14,992	77,364
London Stock Exchange Group plc	8,858	144,431
Rathbone Brothers plc	2,156	40,488
SVG Capital plc *	9,004	38,854
Tullett Prebon plc	16,174	93,744

		937,169

Energy 0.5%
Afren plc *	11,066	25,350
Cairn Energy plc *	13,880	83,910
Hunting plc	7,221	92,376
John Wood Group plc	10,054	109,684
Petrofac Ltd.	4,992	114,213
Premier Oil plc *	10,446	69,321
Salamander Energy plc *	5,512	25,252
Soco International plc *	5,976	35,502

		555,608

Food & Staples Retailing 0.1%
Booker Group plc	124,474	150,685

Food, Beverage & Tobacco 0.3%
Britvic plc	20,879	119,967
Dairy Crest Group plc	15,267	93,846
Devro plc	7,697	32,672
Greggs plc	8,324	69,551
Robert Wiseman Dairies plc	5,278	27,962

		343,998

Health Care Equipment & Services 0.0%
Synergy Health plc	2,314	36,084

Household & Personal Products 0.1%
McBride plc	20,261	43,650
PZ Cussons plc	7,369	45,662

		89,312

Insurance 0.5%
Admiral Group plc	5,061	128,377
Beazley plc	27,554	58,294
Jardine Lloyd Thompson Group plc	7,233	76,167
Lancashire Holdings Ltd.	14,249	162,918
St. James’s Place plc	7,612	46,064

		471,820

Materials 0.7%
Aquarius Platinum Ltd.	13,165	61,344
Croda International plc	3,287	102,312
DS Smith plc	39,551	152,581
Elementis plc	22,308	59,613
Filtrona plc	12,206	68,401
Fresnillo plc	1,297	37,212
Gem Diamonds Ltd. *	7,282	27,777
Hochschild Mining plc	2,812	22,014
Petropavlovsk plc	3,720	48,585
Randgold Resources Ltd.	822	74,617
Victrex plc	2,306	55,068
Yule Catto & Co. plc	9,118	31,879

		741,403

Media 0.3%
Aegis Group plc	55,307	140,308
Daily Mail & General Trust	16,151	108,557
Trinity Mirror plc *	30,401	21,957

		270,822

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	1,822	29,087
Hikma Pharmaceuticals plc	2,752	30,823

		59,910

Real Estate 0.5%
Big Yellow Group plc	6,974	32,776
Capital & Counties Properties plc	20,922	64,366
Derwent London plc	3,156	92,702
Grainger plc	16,112	31,102
Great Portland Estates plc	10,877	74,076
Mapeley Ltd. (a)(b)*	2,199	—
Savills plc	5,670	31,495
Shaftesbury plc	8,726	73,050
Unite Group plc *	7,910	27,461
Workspace Group plc *	71,538	31,788

		458,816

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.5%
Carpetright plc	2,647	25,635
Game Group plc	80,023	36,636
Halfords Group plc	16,932	89,474
Howden Joinery Group plc *	27,024	50,521
Mothercare plc	6,097	40,635
N Brown Group plc	13,760	64,371
Sports Direct International *	16,410	71,623
WH Smith plc	13,775	114,564

		493,459

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	8,595	81,954
CSR plc	9,401	42,950

		124,904

Software & Services 0.4%
Autonomy Corp. plc *	4,676	128,678
Computacenter plc	5,888	47,358
Micro Focus International plc	8,120	38,535
Misys plc *	17,483	113,472
Telecity Group plc *	3,590	32,484
Xchanging plc *	50,018	81,281

		441,808

Technology Hardware & Equipment 0.4%
Domino Printing Sciences plc	3,388	36,854
Halma plc	14,819	98,276
Laird plc	24,153	74,415
Premier Farnell plc	16,069	51,170
Spectris plc	4,360	112,165
Spirent Communications plc	12,162	26,004

		398,884

Telecommunication Services 0.1%
Colt Group S.A. *	19,460	38,906
TalkTalk Telecom Group plc	20,006	46,796

		85,702

Transportation 0.3%
BBA Aviation plc	31,725	109,631
Go-Ahead Group plc	4,480	114,091
Stobart Group Ltd.	13,518	30,666
Wincanton plc	12,200	21,327

		275,715

Utilities 0.2%
Northumbrian Water Group plc	25,528	188,848

		9,609,713

Total Common Stock
(Cost $89,983,475)		101,269,852

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.1%
Jungheinrich AG	1,391	57,457
KSB AG	37	27,752

		85,209

Consumer Durables & Apparel 0.1%
Hugo Boss AG	566	61,590

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	472	58,591

Materials 0.0%
Fuchs Petrolub AG	903	46,870

Media 0.1%
ProSiebenSat.1 Media AG	3,544	91,430

Transportation 0.0%
Sixt AG	2,572	51,645

		395,335

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	3,040	24,165

Total Preferred Stock
(Cost $276,899)		419,500

Warrants 0.0% of net assets

Italy 0.0%

Software & Services 0.0%
Tiscali S.p.A. *	33,436	72

Total Warrants
(Cost $—)		72

Other Investment Company 0.5% of net assets

United States 0.5%
iShares MSCI EAFE Small Cap Index Fund	12,000	514,680

Total Other Investment Company
(Cost $511,040)		514,680

End of Investments.

Collateral Invested for Securities on Loan 0.9% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	904,066	904,066

Total Collateral Invested for Securities on Loan
(Cost $904,066)		904,066

End of Collateral Invested for Securities on Loan.

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

At 07/31/11, the tax basis cost of the fund’s investments was $91,247,463 and the unrealized appreciation and depreciation were $16,360,311 and ($5,403,670), respectively, with a net unrealized appreciation of $10,956,641.

At 07/31/11, the values of certain foreign securities held by the fund aggregating $84,985,474 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $162,017 or 0.2% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$686,017	$—	$686,017
Australia(a)	—	4,802,999	—	4,802,999
Capital Goods	8,840	633,700	—	642,540
Austria(a)	—	440,347	—	440,347
Energy	31,048	—	—	31,048
Real Estate	195,120	70,852	—	265,972
Transportation	48,667	109,227	—	157,894
Utilities	109,635	—	—	109,635
Belgium(a)	—	480,583	—	480,583
Capital Goods	62,440	—	—	62,440
Diversified Financials	133,100	204,807	—	337,907
Health Care Equipment & Services	57,124	—	—	57,124
Media	51,348	—	—	51,348
Technology Hardware & Equipment	25,689	37,089	—	62,778
Telecommunication Services	101,918	107,896	—	209,814
Transportation	30,803	—	—	30,803
Canada(a)	7,822,058	—	—	7,822,058
Denmark(a)	—	1,117,605	—	1,117,605
Energy	36,889	—	—	36,889
Software & Services	59,990	—	—	59,990
Finland(a)	—	698,826	—	698,826
Capital Goods	62,861	311,665	—	374,526
Commercial & Professional Supplies	34,694	40,977	—	75,671
Food, Beverage & Tobacco	35,461	—	—	35,461
Health Care Equipment & Services	26,451	—	—	26,451
Real Estate	30,606	92,341	—	122,947
Retailing	46,411	—	—	46,411
Transportation	22,662	—	—	22,662
France(a)	—	995,391	—	995,391
Automobiles & Components	49,468	89,190	—	138,658
Capital Goods	46,239	84,020	—	130,259
Commercial & Professional Supplies	25,038	574,754	—	599,792
Consumer Durables & Apparel	118,123	321,608	—	439,731
Food, Beverage & Tobacco	28,401	121,543	—	149,944
Media	96,284	350,538	—	446,822
Real Estate	36,198	430,598	—	466,796
Software & Services	39,710	393,355	—	433,065
Transportation	61,717	127,807	—	189,524
Utilities	50,353	81,694	—	132,047

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Germany(a)	$—	$1,112,919	$—	$1,112,919
Automobiles & Components	24,598	150,161	—	174,759
Capital Goods	117,688	1,093,001	—	1,210,689
Diversified Financials	30,741	—	—	30,741
Materials	107,391	183,011	—	290,402
Media	52,766	229,585	—	282,351
Real Estate	153,234	111,617	—	264,851
Retailing	42,215	46,787	—	89,002
Transportation	54,886	265,213	—	320,099
Hong Kong(a)	—	5,041,593	—	5,041,593
Food, Beverage & Tobacco	23,362	579,580	—	602,942
Materials	—	415,823	16,440	432,263
Ireland(a)	—	147,683	—	147,683
Capital Goods	159,794	—	—	159,794
Consumer Services	63,262	—	—	63,262
Food, Beverage & Tobacco	191,295	—	—	191,295
Insurance	2,404	—	—	2,404
Transportation	24,934	—	—	24,934
Israel(a)	—	972,869	—	972,869
Materials	92,580	123,659	—	216,239
Italy(a)	—	2,453,362	—	2,453,362
Food & Staples Retailing	33,073	—	—	33,073
Health Care Equipment & Services	46,384	—	—	46,384
Materials	59,058	62,516	—	121,574
Media	60,466	91,127	—	151,593
Japan(a)	—	30,484,268	—	30,484,268
Consumer Durables & Apparel	48,191	1,610,495	—	1,658,686
Netherlands(a)	—	1,265,572	—	1,265,572
Food & Staples Retailing	60,452	—	—	60,452
Insurance	—	—	10,029	10,029
New Zealand(a)	—	477,496	—	477,496
Real Estate	35,427	87,313	—	122,740
Norway(a)	—	394,050	—	394,050
Banks	73,742	—	—	73,742
Capital Goods	29,721	—	—	29,721
Energy	46,419	481,308	—	527,727
Food, Beverage & Tobacco	146,709	—	—	146,709
Transportation	57,612	45,984	—	103,596
Portugal(a)	—	568,601	—	568,601
Capital Goods	34,623	—	—	34,623
Materials	76,395	159,846	—	236,241
Telecommunication Services	34,932	—	—	34,932

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Republic of Korea(a)	$—	$4,568,346	$—	$4,568,346
Diversified Financials	8,742	917,714	—	926,456
Food, Beverage & Tobacco	274,083	660,751	—	934,834
Household & Personal Products	314,233	—	—	314,233
Materials	79,762	1,648,668	—	1,728,430
Retailing	—	39,892	82,033	121,925
Singapore(a)	—	743,973	—	743,973
Real Estate	33,212	947,548	—	980,760
Transportation	70,023	279,755	—	349,778
Spain(a)	—	972,890	—	972,890
Banks	33,795	120,271	—	154,066
Capital Goods	88,542	212,984	—	301,526
Commercial & Professional Supplies	61,718	—	—	61,718
Food, Beverage & Tobacco	88,980	—	—	88,980
Media	71,126	124,820	—	195,946
Sweden(a)	—	717,013	—	717,013
Capital Goods	72,380	75,617	—	147,997
Commercial & Professional Supplies	129,609	107,838	—	237,447
Consumer Durables & Apparel	67,506	78,487	—	145,993
Consumer Services	24,269	30,660	—	54,929
Diversified Financials	93,324	—	—	93,324
Food & Staples Retailing	37,015	—	—	37,015
Pharmaceuticals, Biotechnology & Life Sciences	192,107	—	—	192,107
Real Estate	35,274	590,797	—	626,071
Retailing	75,262	30,671	—	105,933
Switzerland(a)	—	585,326	—	585,326
Automobiles & Components	29,355	—	—	29,355
Banks	85,919	194,487	—	280,406
Capital Goods	134,284	490,329	—	624,613
Diversified Financials	150,373	56,904	—	207,277
Food, Beverage & Tobacco	133,859	—	—	133,859
Health Care Equipment & Services	103,151	257,720	—	360,871
Materials	135,330	269,629	—	404,959
Real Estate	215,648	151,333	—	366,981
Retailing	154,992	—	—	154,992
Utilities	52,773	—	—	52,773

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

United Kingdom(a)	$—	$2,641,099	$—	$2,641,099
Capital Goods	457,222	1,080,174	—	1,537,396
Consumer Durables & Apparel	69,817	239,242	—	309,059
Consumer Services	105,592	292,710	—	398,302
Diversified Financials	64,046	873,123	—	937,169
Food & Staples Retailing	150,685	—	—	150,685
Food, Beverage & Tobacco	60,634	283,364	—	343,998
Health Care Equipment & Services	36,084	—	—	36,084
Household & Personal Products	89,312	—	—	89,312
Materials	159,893	581,510	—	741,403
Media	21,957	248,865	—	270,822
Real Estate	90,058	368,758	—	458,816
Retailing	161,629	331,830	—	493,459
Software & Services	128,639	313,169	—	441,808
Technology Hardware & Equipment	125,585	273,299	—	398,884
Telecommunication Services	85,702	—	—	85,702
Transportation	51,993	223,722	—	275,715
Preferred Stock(a)	—	24,165	—	24,165
Germany	120,181	275,154	—	395,335
Warrants(a)	72	—	—	72
Other Investment Company(a)	514,680	—	—	514,680

Total	$17,110,127	$84,985,475	$108,502	$102,204,104

Other Financial Instruments
Collateral Invested for Securities on Loan	$903,066	$—	$—	$903,066

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
Australia	$81,636	$—	$39,731	($39,185)	($82,182)	$—	$—	$—
Hong Kong	—	—	—	(10,146)	26,586	—	—	16,440
Japan	—	—	(4,445)	4,445	—	—	—	—
Netherlands	—	—	39,762	(33,297)	(150,654)	154,218	—	10,029
Republic of Korea	64,927		12,040	(35,198)	18,485	21,779		82,033
Singapore	42,317	—	19,683	(19,953)	(42,047)	—	—	—
United Kingdom	3,968	—	(10,367)	10,425	(4,026)	—	—	—

Total	$192,848	$—	$96,404	($122,909)	($233,838)	$175,997	$—	$108,502

REG46849JUL11

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

89.3%	Common Stock	262,042,313	299,801,796
10.1%	Preferred Stock	31,955,993	33,809,112

99.4%	Total Investments	293,998,306	333,610,908
0.1%	Collateral Invested for Securities on Loan	221,400	221,400
0.5%	Other Assets and Liabilities, Net		1,844,703

100.0%	Total Net Assets		335,677,011

	Number	Value
Security	of Shares	($)

Common Stock 89.3% of net assets

Brazil 6.7%

Banks 0.9%
Banco do Brasil S.A.	135,700	2,300,386
Banco Santander Brasil S.A.	80,000	751,588

		3,051,974

Capital Goods 0.2%
Embraer S.A.	89,200	644,764
Weg S.A.	17,800	192,823

		837,587

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	30,000	294,032

Diversified Financials 0.3%
BM&F BOVESPA S.A.	166,100	971,420

Energy 1.6%
Petroleo Brasileiro S.A. - Petrobras	325,400	5,465,822

Food, Beverage & Tobacco 0.5%
BRF-Brasil Foods S.A.	45,200	859,787
Companhia de Bebidas das Americas	8,800	217,950
JBS S.A. *	59,500	178,019
Souza Cruz S.A.	33,700	402,005

		1,657,761

Household & Personal Products 0.2%
Natura Cosmeticos S.A.	22,300	506,867

Materials 1.6%
Companhia Siderurgica Nacional S.A.	93,300	973,398
Fibria Celulose S.A.	17,842	213,642
Gerdau S.A.	21,300	163,439
Suzano Papel e Celulose S.A.	28,600	189,947
Usinas Siderurgicas de Minas Gerais S.A.	42,500	580,972
Vale S.A.	101,300	3,277,708

		5,399,106

Software & Services 0.2%
Redecard S.A.	36,500	628,397

Telecommunication Services 0.1%
Tele Norte Leste Participacoes S.A.	23,300	359,675
Tim Participacoes S.A.	23,500	137,892

		497,567

Transportation 0.2%
All America Latina Logistica S.A.	38,800	280,208
CCR S.A.	14,400	433,527

		713,735

Utilities 0.8%
AES Tiete S.A.	4,800	69,639
Centrais Eletricas Brasileiras S.A.	75,300	909,902
Cia de Saneamento Basico do Estado de Sao Paulo	11,600	346,313
Companhia Energetica de Minas Gerais	9,625	152,054
EDP - Energias do Brasil S.A.	9,800	245,182
Light S.A.	22,600	405,120
Tractebel Energia S.A.	27,800	468,398

		2,596,608

		22,620,876

Chile 1.4%

Banks 0.2%
Banco de Chile	2,181,472	324,241
Banco Santander Chile	3,275,466	293,539

		617,780

Capital Goods 0.2%
Empresas Copec S.A.	40,088	711,945

Food & Staples Retailing 0.1%
Cencosud S.A.	50,425	332,750

Materials 0.1%
Empresas CMPC S.A.	10,995	528,457

Retailing 0.1%
S.A.C.I. Falabella	34,726	335,495

Telecommunication Services 0.1%
Empresa Nacional de Telecomunicaciones S.A.	13,706	277,116

Utilities 0.6%
Empresa Nacional de Electricidad S.A.	364,066	652,526
Enersis S.A.	2,771,380	1,223,647

		1,876,173

		4,679,716

 1

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

China 14.2%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	164,000	324,195
Guangzhou Automobile Group Co., Ltd., Class H	218,000	262,694

		586,889

Banks 5.0%
Agricultural Bank of China Ltd., Class H	1,482,600	804,203
Bank of China Ltd., Class H	8,002,234	3,683,220
Bank of Communications Co., Ltd., Class H	843,700	735,439
China CITIC Bank Corp. Ltd., Class H *	818,000	501,010
China Construction Bank Corp., Class H	6,480,000	5,214,433
China Merchants Bank Co., Ltd., Class H	228,350	541,210
China Minsheng Banking Corp., Ltd., Class H	340,700	300,520
Industrial & Commercial Bank of China Ltd., Class H	6,440,172	4,890,984

		16,671,019

Capital Goods 0.6%
Beijing Enterprises Holdings Ltd.	45,500	229,718
China Communications Construction Co., Ltd., Class H	811,000	687,893
China International Marine Containers (Group) Co., Ltd., Class B	106,005	170,006
China Railway Construction Corp., Ltd., Class H	304,000	185,947
China Railway Group Ltd., Class H	595,000	222,723
Citic Pacific Ltd.	163,000	352,476
Shanghai Industrial Holdings Ltd.	62,000	225,196

		2,073,959

Energy 3.3%
China Coal Energy Co., Ltd., Class H	334,000	480,496
China Petroleum & Chemical Corp., Class H	2,904,000	2,876,611
China Shenhua Energy Co., Ltd., Class H	293,000	1,469,132
CNOOC Ltd.	1,174,000	2,613,338
PetroChina Co., Ltd., Class H	2,245,000	3,203,346
Yanzhou Coal Mining Co., Ltd., Class H	96,000	367,767

		11,010,690

Food & Staples Retailing 0.2%
China Resources Enterprise Ltd.	154,000	667,661

Insurance 1.0%
China Life Insurance Co., Ltd., Class H	508,000	1,694,200
China Pacific Insurance Group Co., Ltd., Class H	111,400	422,074
PICC Property & Casualty Co., Ltd., Class H *	190,000	327,580
Ping An Insurance (Group) Co. of China Ltd., Class H	80,500	782,863

		3,226,717

Materials 0.1%
Aluminum Corp. of China Ltd., Class H (a)	329,000	281,480
Angang Steel Co., Ltd., Class H	208,000	214,499

		495,979

Real Estate 0.3%
China Overseas Land & Investment Ltd.	264,000	591,144
Sino-Ocean Land Holdings Ltd.	448,000	250,854

		841,998

Telecommunication Services 3.2%
China Mobile Ltd.	680,500	6,770,191
China Telecom Corp., Ltd., Class H	2,746,000	1,799,111
China Unicom (Hong Kong) Ltd.	1,108,056	2,213,254

		10,782,556

Transportation 0.1%
China COSCO Holdings Co., Ltd., Class H	283,500	198,288
China Merchants Holdings International Co., Ltd.	66,000	234,290

		432,578

Utilities 0.2%
China Resources Power Holdings Co., Ltd.	185,000	360,201
Huaneng Power International, Inc., Class H	763,000	374,735

		734,936

		47,524,982

Colombia 1.0%

Banks 0.1%
Bancolombia S.A.	16,305	265,950

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	18,358	371,713

Energy 0.7%
Ecopetrol S.A.	1,102,642	2,316,357

Materials 0.1%
Inversiones Argos S.A.	29,952	306,941

		3,260,961

Czech Republic 0.9%

Banks 0.1%
Komercni Banka A/S	1,820	405,696

Telecommunication Services 0.3%
Telefonica 02 Czech Republic A/S	35,486	902,734

Utilities 0.5%
CEZ A/S	32,784	1,696,664

		3,005,094

2

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Egypt 0.5%

Banks 0.1%
Commercial International Bank Egypt S.A.E. GDR	90,765	401,980

Capital Goods 0.2%
Orascom Construction Industries GDR	17,726	779,944

Telecommunication Services 0.2%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	175,387	564,179

		1,746,103

Hungary 0.9%

Banks 0.4%
OTP Bank Nyrt. plc	48,837	1,408,947

Energy 0.3%
MOL Hungarian Oil & Gas plc *	10,841	1,163,310

Telecommunication Services 0.2%
Magyar Telekom Telecommunications plc	206,282	595,288

		3,167,545

India 6.6%

Automobiles & Components 0.1%
Bajaj Auto Ltd.	9,940	330,230

Banks 1.4%
Axis Bank Ltd.	59,965	1,816,329
HDFC Bank Ltd.	40,405	446,790
Housing Development Finance Corp., Ltd.	41,445	647,767
ICICI Bank Ltd.	47,081	1,102,827
Punjab National Bank Ltd.	4,782	121,707
State Bank of India	12,603	665,573

		4,800,993

Capital Goods 0.5%
Bharat Heavy Electricals Ltd.	7,847	326,584
Jaiprakash Associates Ltd.	147,326	221,954
Larsen & Toubro Ltd.	21,622	841,183
Tata Motors Ltd.	13,095	281,865

		1,671,586

Energy 1.5%
Bharat Petroleum Corp., Ltd.	38,986	580,491
Hindustan Petroleum Corp., Ltd.	110,508	960,287
Indian Oil Corp., Ltd.	57,221	407,889
Oil & Natural Gas Corp., Ltd.	149,372	910,400
Reliance Industries Ltd.	125,678	2,350,544

		5,209,611

Food, Beverage & Tobacco 0.6%
Balrampur Chini Mills Ltd.	597,814	806,584
ITC Ltd.	273,220	1,286,948

		2,093,532

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	50,963	374,900

Materials 1.1%
Grasim Industries Ltd.	4,334	215,748
Hindalco Industries Ltd.	184,940	704,697
JSW Steel Ltd.	16,690	291,182
Steel Authority of India Ltd.	86,968	248,407
Sterlite Industries (India) Ltd.	117,296	425,425
Tata Chemicals Ltd.	34,307	274,770
Tata Steel Ltd.	111,076	1,410,776

		3,571,005

Real Estate 0.1%
DLF Ltd.	53,147	279,097

Software & Services 0.4%
Infosys Ltd.	19,577	1,222,815

Telecommunication Services 0.4%
Bharti Airtel Ltd.	84,206	831,677
Reliance Communications Ltd.	217,857	498,832

		1,330,509

Utilities 0.4%
GAIL India Ltd.	34,926	366,715
NTPC Ltd.	210,745	842,869
Reliance Infrastructure Ltd. *	19,757	241,780

		1,451,364

		22,335,642

Indonesia 1.5%

Automobiles & Components 0.5%
PT Astra International Tbk	194,000	1,606,955

Banks 0.4%
PT Bank Central Asia Tbk	574,000	559,065
PT Bank Rakyat Indonesia (Persero) Tbk	873,500	707,064

		1,266,129

Capital Goods 0.1%
PT United Tractors Tbk	115,500	370,479

Energy 0.2%
PT Bumi Resources Tbk	1,476,500	527,095

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	1,320,500	1,142,856

		4,913,514

Malaysia 3.7%

Automobiles & Components 0.1%
UMW Holdings Berhad	102,500	255,157

Banks 1.2%
CIMB Group Holdings Berhad	312,300	869,200
Malayan Banking Berhad	649,500	1,914,446
Public Bank Berhad	277,700	1,255,582

		4,039,228

Capital Goods 0.4%
IJM Corp. Berhad	105,100	223,090
Sime Darby Berhad	400,500	1,234,091

		1,457,181

Consumer Services 0.3%
Genting Berhad	178,000	648,004

 3

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genting Malaysia Berhad	218,600	268,499

		916,503

Diversified Financials 0.1%
AMMB Holdings Berhad	156,300	341,621

Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	14,300	224,040
IOI Corp. Berhad	343,500	595,912
Kuala Lumpur Kepong Berhad	37,100	271,599
PPB Group Berhad	45,200	264,377

		1,355,928

Materials 0.1%
Petronas Chemicals Group Berhad *	152,400	351,519

Telecommunication Services 0.6%
Axiata Group Berhad	515,500	885,053
DIGI.com Berhad	59,700	606,454
Telekom Malaysia Berhad	264,000	360,243

		1,851,750

Transportation 0.2%
MISC Berhad	238,200	596,961
PLUS Expressways Berhad	146,300	214,574

		811,535

Utilities 0.3%
Petronas Gas Berhad	72,800	330,230
Tenaga Nasional Berhad	239,900	495,290
YTL Power International Berhad	362,507	239,132

		1,064,652

		12,445,074

Mexico 5.2%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	169,000	740,085

Capital Goods 0.3%
Alfa S.A.B., Class A	32,000	468,932
Empresas ICA S.A.B. de C.V. *	127,100	258,482
Grupo Carso S.A.B. de C.V., Series A1	90,800	253,742

		981,156

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	307,100	847,990

Food, Beverage & Tobacco 0.7%
Coca-Cola Femsa S.A.B. de C.V., Series L	36,200	349,438
Fomento Economico Mexicano S.A.B. de C.V.	196,700	1,424,476
Grupo Bimbo S.A.B. de C.V., Series A	118,800	285,529
Grupo Modelo S.A. de C.V., Series C	50,800	313,613

		2,373,056

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	43,600	271,170

Materials 2.0%
Cemex S.A.B. de C.V., Series CPO *	5,228,690	3,697,454
Grupo Mexico S.A.B. de C.V., Series B	495,274	1,827,112
Industrias Penoles S.A. de C.V.	14,400	620,667
Minera Frisco S.A.B. de C.V., Series A1 *	141,388	710,476

		6,855,709

Media 0.3%
Grupo Televisa S.A., Series CPO	261,700	1,163,874

Telecommunication Services 1.2%
America Movil S.A.B. de C.V., Series L	2,206,800	2,846,562
Telefonos de Mexico S.A.B. de C.V., Series L	1,309,300	1,059,728

		3,906,290

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	68,300	279,897

		17,419,227

Poland 2.5%

Banks 0.4%
Bank Pekao S.A.	10,879	621,866
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,019	825,649

		1,447,515

Energy 0.8%
Grupa Lotos S.A. *	19,274	264,107
Polski Koncern Naftowy Orlen S.A. *	118,249	1,981,998
Polskie Gornictwo Naftowe i Gazownictwo S.A.	193,339	294,622

		2,540,727

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	4,979	677,074

Materials 0.4%
KGHM Polska Miedz S.A.	19,398	1,327,634

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	181,597	1,136,667

Utilities 0.4%
PGE S.A.	137,761	1,147,778

		8,277,395

Russia 12.3%

Banks 0.9%
Sberbank of Russia ADR *	160,678	2,372,272
VTB Bank OJSC GDR - Reg’d	103,432	618,612

		2,990,884

Energy 9.6%
Gazprom ADR	828,452	11,854,867
LUKOIL ADR	138,561	9,214,075
NovaTek OAO GDR - Reg’d.	6,611	1,025,806
Rosneft Oil Co. GDR - Reg’d	200,717	1,703,403
Surgutneftegaz ADR *	619,450	6,247,858
Tatneft ADR	49,665	2,077,487

		32,123,496

Materials 1.0%
Magnitogorsk Iron & Steel Works GDR - Reg’d	29,345	325,730

4

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	63,177	1,683,425
Novolipetsk Steel GDR - Reg’d	18,008	671,358
Severstal GDR - Reg’d	36,707	709,280

		3,389,793

Telecommunication Services 0.4%
Mobile TeleSystems ADR	70,051	1,315,558

Utilities 0.4%
Federal Hydrogenerating Co. ADR	282,735	1,408,104

		41,227,835

South Africa 10.8%

Banks 1.5%
ABSA Group Ltd.	50,307	988,480
Nedbank Group Ltd.	38,121	800,443
Standard Bank Group Ltd.	212,015	3,083,009

		4,871,932

Capital Goods 1.0%
Aveng Ltd.	89,499	479,167
Barloworld Ltd.	81,260	784,407
Bidvest Group Ltd.	50,037	1,174,238
Murray & Roberts Holdings Ltd.	125,082	576,467
Reunert Ltd.	33,684	299,391

		3,313,670

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	215,633	752,102

Diversified Financials 1.1%
African Bank Investments Ltd.	107,122	539,452
FirstRand Ltd.	624,618	1,798,969
Investec Ltd.	45,569	367,097
Remgro Ltd.	47,021	779,057
RMB Holdings Ltd.	75,603	285,029

		3,769,604

Energy 1.0%
Sasol Ltd.	68,290	3,425,445

Food & Staples Retailing 0.4%
Massmart Holdings Ltd.	11,358	245,228
Pick n Pay Stores Ltd.	35,167	215,459
Shoprite Holdings Ltd.	43,158	670,706
The Spar Group Ltd.	20,189	277,394

		1,408,787

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	14,108	429,481

Health Care Equipment & Services 0.1%
Netcare Ltd.	136,434	296,627

Insurance 0.6%
Liberty Holdings Ltd.	26,997	302,680
MMI Holdings Ltd.	131,244	333,250
Sanlam Ltd.	355,077	1,432,992

		2,068,922

Materials 2.0%
Anglo Platinum Ltd.	8,015	685,057
AngloGold Ashanti Ltd.	11,191	469,319
ArcelorMittal South Africa Ltd.	39,701	408,027
Gold Fields Ltd.	55,928	867,937
Harmony Gold Mining Co., Ltd.	33,421	452,318
Impala Platinum Holdings Ltd.	77,889	1,989,158
Kumba Iron Ore Ltd.	4,621	351,811
Mondi Ltd.	30,240	239,863
Mpact Ltd. *	90,205	184,918
Nampak Ltd.	80,727	267,890
Pretoria Portland Cement Co., Ltd.	81,076	312,872
Sappi Ltd. *	109,251	497,050

		6,726,220

Media 0.2%
Naspers Ltd., Class N	12,910	690,920

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	38,429	478,352

Real Estate 0.2%
Growthpoint Properties Ltd.	185,657	511,147

Retailing 0.6%
Imperial Holdings Ltd.	42,481	729,785
JD Group Ltd.	32,085	204,858
The Foschini Group Ltd.	21,127	277,847
Truworths International Ltd.	25,357	274,628
Woolworths Holdings Ltd.	94,834	447,202

		1,934,320

Technology Hardware & Equipment 0.1%
DataTec Ltd.	69,563	408,343

Telecommunication Services 1.6%
MTN Group Ltd.	161,203	3,487,362
Telkom South Africa Ltd.	220,905	1,181,377
Vodacom Group Ltd.	44,387	564,950

		5,233,689

		36,319,561

Taiwan 17.7%

Banks 1.7%
Chang Hwa Commercial Bank	414,200	327,889
China Development Financial Holding Corp.	1,525,927	584,924
Chinatrust Financial Holding Co., Ltd.	1,116,760	1,008,476
First Financial Holding Co., Ltd.	709,749	588,582
Hua Nan Financial Holdings Co., Ltd.	752,335	592,579
Mega Financial Holding Co., Ltd.	1,365,000	1,314,091
SinoPac Financial Holdings Co., Ltd.	1,089,000	471,911
Taishin Financial Holding Co., Ltd. *	734,758	392,457
Taiwan Cooperative Bank	503,600	411,809

		5,692,718

Capital Goods 0.4%
Far Eastern New Century Corp.	453,335	727,338
Teco Electric & Machinery Co., Ltd.	361,000	258,001
Walsin Lihwa Corp. *	683,000	325,010

		1,310,349

Consumer Durables & Apparel 0.5%
Formosa Taffeta Co., Ltd.	255,000	288,543
Pou Chen Corp.	773,267	690,871
Tatung Co., Ltd. *	1,076,887	552,329

		1,531,743

Diversified Financials 0.5%
Fubon Financial Holding Co., Ltd.	744,333	1,214,317

 5

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yuanta Financial Holding Co., Ltd. *	608,000	434,694

		1,649,011

Energy 0.3%
Formosa Petrochemical Corp.	270,030	1,017,359

Food & Staples Retailing 0.1%
President Chain Store Corp.	75,000	479,834

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	636,533	1,044,636

Insurance 0.5%
Cathay Financial Holding Co., Ltd.	767,388	1,150,553
Shin Kong Financial Holding Co., Ltd. *	887,000	383,220

		1,533,773

Materials 3.2%
Asia Cement Corp.	382,330	590,978
China Steel Corp.	1,956,733	2,041,186
Formosa Chemicals & Fibre Corp.	494,420	1,791,276
Formosa Plastics Corp.	666,820	2,510,863
Nan Ya Plastics Corp.	1,025,160	2,835,997
Taiwan Cement Corp.	658,299	1,041,551

		10,811,851

Retailing 0.1%
Far Eastern Department Stores Co., Ltd.	151,000	329,060

Semiconductors & Semiconductor Equipment 3.6%
Advanced Semiconductor Engineering, Inc.	480,843	519,617
King Yuan Electronics Co., Ltd. *	510,000	222,462
Macronix International Co., Ltd.	321,000	160,425
MediaTek, Inc.	127,138	1,138,812
Novatek Microelectronics Corp.	73,000	204,299
Powerchip Technology Corp. *	2,494,940	324,816
Powertech Technology, Inc.	96,800	278,505
Siliconware Precision Industries Co.	563,270	561,277
Taiwan Semiconductor Manufacturing Co., Ltd.	2,996,689	7,447,219
United Microelectronics Corp.	2,406,965	1,081,560

		11,938,992

Technology Hardware & Equipment 5.4%
Acer, Inc.	506,496	702,710
Asustek Computer, Inc.	254,041	2,044,449
AU Optronics Corp.	2,145,800	1,175,909
Chimei Innolux Corp. *	461,357	247,384
Chunghwa Picture Tubes Ltd. *	1,825,486	217,978
CMC Magnetics Corp. *	902,000	181,266
Compal Electronics, Inc.	1,169,305	1,516,891
Coretronic Corp.	155,000	182,504
Delta Electronics, Inc.	153,025	541,641
Foxconn Technology Co., Ltd.	119,000	548,878
HannStar Display Corp. *	1,482,000	185,856
Hon Hai Precision Industry Co., Ltd.	1,394,042	3,975,601
HTC Corp.	50,473	1,501,444
Inventec Corp.	846,207	415,120
Lite-On Technology Corp.	656,815	858,853
Pegatron Corp. *	416,264	478,548
Quanta Computer, Inc.	722,500	1,779,778
Synnex Technology International Corp.	169,000	433,851
Unimicron Technology Corp.	147,000	261,532
Wistron Corp.	424,602	714,935
WPG Holdings Ltd.	155,000	259,026

		18,224,154

Telecommunication Services 1.1%
Chunghwa Telecom Co., Ltd.	698,906	2,422,361
Far EasTone Telecommunications Co., Ltd.	351,622	581,442
Taiwan Mobile Co., Ltd.	234,000	644,163

		3,647,966

Transportation 0.0%
Evergreen Marine Corp. *	243,000	166,704

		59,378,150

Thailand 1.6%

Banks 0.4%
Bangkok Bank Public Co., Ltd. - Reg’d	42,200	249,441
Kasikornbank Public Co., Ltd.	86,600	411,042
Siam Commercial Bank Public Co., Ltd.	125,400	531,872

		1,192,355

Energy 0.8%
IRPC PCL	1,547,800	298,402
PTT Exploration & Production Public Co., Ltd. - Reg’d	95,500	589,170
PTT PCL	124,487	1,448,348
Thai Oil Public Co., Ltd.	144,900	372,878

		2,708,798

Materials 0.1%
The Siam Cement Public Co., Ltd.	31,600	464,138

Telecommunication Services 0.3%
Advanced Info Service Public Co., Ltd.	263,075	1,018,782

		5,384,073

Turkey 1.8%

Banks 0.7%
Akbank T.A.S.	138,380	601,551
Turkiye Garanti Bankasi A/S	108,430	475,797
Turkiye Halk Bankasi A/S	34,264	239,253
Turkiye Is Bankasi, Class C	205,446	586,313
Turkiye Vakiflar Bankasi T.A.O., Class D	110,179	229,525
Yapi ve Kredi Bankasi A/S *	82,157	194,947

		2,327,386

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S *	518,494	265,739
Koc Holding A/S	276,985	1,155,917

		1,421,656

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	71,887	280,339

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	29,662	719,994

6

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	148,901	350,232

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	76,570	326,341
Turkcell Iletisim Hizmetleri A/S *	46,839	240,666

		567,007

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	230,306	429,434

		6,096,048

Total Common Stock
(Cost $262,042,313)		299,801,796

Preferred Stock 10.1% of net assets

Brazil 10.0%

Banks 2.7%
Banco Bradesco S.A.	181,276	3,448,201
Itau Unibanco Holding S.A.	229,165	4,645,805
Itausa - Investimentos Itau S.A.	130,300	875,472

		8,969,478

Energy 2.3%
Petroleo Brasileiro S.A.	485,900	7,362,833
Ultrapar Participacoes S.A.	26,100	466,177

		7,829,010

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	15,100	646,997

Food, Beverage & Tobacco 0.4%
Companhia de Bebidas das Americas	49,300	1,455,619

Materials 2.4%
Bradespar S.A.	14,500	373,241
Braskem S.A., Class A	28,900	342,697
Gerdau S.A.	111,500	1,007,983
Klabin S.A.	58,400	199,204
Metalurgica Gerdau S.A.	98,200	1,123,299
Usinas Siderurgicas de Minas Gerais S.A., Class A	106,200	763,536
Vale S.A., Class A	141,900	4,173,233

		7,983,193

Telecommunication Services 1.0%
Brasil Telecom S.A.	81,711	691,265
Tele Norte Leste Participacoes S.A.	94,300	1,306,707
Telecomunicacoes de Sao Paulo S.A.	22,232	699,566
Telemar Norte Leste S.A., Class A	10,100	291,437
Tim Participacoes S.A.	60,500	298,433

		3,287,408

Utilities 1.0%
AES Tiete S.A.	11,100	173,208
Centrais Eletricas Brasileiras S.A., Class B	68,900	1,046,262
Companhia Energetica de Minas Gerais	69,908	1,336,539
Companhia Paranaense de Energia-Copel, Class B	17,200	414,792
Compania Energetica de Sao Paulo, Class B	14,700	303,318

		3,274,119

		33,445,824

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	22,242	363,288

Total Preferred Stock
(Cost $31,955,993)		33,809,112

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	221,400	221,400

Total Collateral Invested for Securities on Loan
(Cost $221,400)		221,400

End of Collateral Invested for Securities on Loan.

At 07/31/11, the tax basis cost of the fund’s investments was $297,843,604 and the unrealized appreciation and depreciation were $48,565,693 and ($12,798,389), respectively, with a net unrealized appreciation of $35,767,304.

At 07/31/11, the values of certain foreign securities held by the fund aggregating $231,845,570 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures

 7

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$114,984,191	$—	$114,984,191
Brazil(a)	22,620,876	—	—	22,620,876
Chile(a)	4,679,716	—	—	4,679,716
Colombia(a)	3,260,961	—	—	3,260,961
Czech Republic(a)	—	2,102,360	—	2,102,360
Telecommunication Services	902,734	—	—	902,734
Egypt(a)	—	966,159	—	966,159
Capital Goods	779,944	—	—	779,944
India(a)	—	17,126,031	—	17,126,031
Energy	1,368,176	3,841,435	—	5,209,611
Malaysia(a)	—	7,780,215	—	7,780,215
Capital Goods	223,090	1,234,091	—	1,457,181
Food, Beverage & Tobacco	488,417	867,511	—	1,355,928
Telecommunication Services	360,243	1,491,507	—	1,851,750
Mexico(a)	17,419,227	—	—	17,419,227
Poland(a)	—	5,736,668	—	5,736,668
Energy	294,622	2,246,105	—	2,540,727

8

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Russia(a)	$—	$1,408,104	$—	$1,408,104
Banks	2,372,272	618,612	—	2,990,884
Energy	2,077,487	30,046,009	—	32,123,496
Materials	325,730	3,064,063	—	3,389,793
Telecommunication Services	1,315,558	—	—	1,315,558
South Africa(a)	—	18,703,319	—	18,703,319
Capital Goods	1,355,025	1,958,645	—	3,313,670
Materials	184,918	6,541,302	—	6,726,220
Retailing	757,333	1,176,987	—	1,934,320
Technology Hardware & Equipment	408,343	—	—	408,343
Telecommunication Services	1,746,327	3,487,362	—	5,233,689
Thailand(a)	—	464,138	—	464,138
Banks	531,872	660,483	—	1,192,355
Energy	2,708,798	—	—	2,708,798
Telecommunication Services	1,018,782	—	—	1,018,782
Turkey(a)	—	5,099,607	—	5,099,607
Telecommunication Services	326,341	240,666	—	567,007
Transportation	429,434	—	—	429,434
Preferred Stock(a)	33,809,112	—	—	33,809,112

Total	$101,765,338	$231,845,570	$—	$333,610,908

Other Financial Instruments
Collateral Invested for Securities on Loan	$221,400	$—	$—	$221,400

(a)	As categorized in Portfolio Holdings.

REG46850JUL11

 9

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Other Investment Companies	58,212,917	66,985,173
1.2%	Short-Term Investment	842,571	842,571

99.4%	Total Investments	59,055,488	67,827,744
0.6%	Other Assets and Liabilities, Net		407,209

100.0%	Total Net Assets		68,234,953

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.2% of net assets

Equity Funds 38.8%

Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	201,314	1,338,740

International 10.1%
American Century International Growth Fund, Institutional Shares	108,620	1,255,652
Laudus International MarketMasters Fund, Select Shares (a)	130,093	2,569,344
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	94,289	914,599
Laudus Mondrian International Equity Fund, Institutional Shares (a)	158,779	1,257,533
William Blair International Small Cap Growth Fund, Institutional Shares	67,049	935,330

		6,932,458

Large-Cap 22.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	201,345	2,754,394
Schwab Core Equity Fund (a)	304,335	5,307,599
Schwab Dividend Equity Fund (a)	96,424	1,279,540
Schwab S&P 500 Index Fund (a)	233,983	4,754,545
TCW Relative Value Large Cap Fund	97,545	1,337,335

		15,433,413

Small-Cap 4.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	71,379	949,336
Schwab Small-Cap Equity Fund (a)*	109,610	1,830,480

		2,779,816

		26,484,427

Fixed-Income Funds 54.3%

Inflation-Protected Bond 3.1%
Schwab Inflation Protected Fund (a)	180,915	2,076,908

Intermediate-Term Bond 36.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	230,858	2,920,357
PIMCO Total Return Fund, Institutional Shares	370,293	4,110,254
Schwab Premier Income Fund (a)	392,864	4,105,429
Schwab Total Bond Market Fund (a)	1,441,149	13,546,796

		24,682,836

International Bond 2.5%
Laudus Mondrian International Fixed Income Fund (a)	136,405	1,726,890

Short-Term Bond 12.5%
Schwab Short-Term Bond Market Fund (a)	924,857	8,545,681

		37,032,315

Money Market Fund 5.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,468,431	3,468,431

Total Other Investment Companies
(Cost $58,212,917)		66,985,173

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
Citibank
0.03%, 08/01/11	842,571	842,571

Total Short-Term Investment
(Cost $842,571)		842,571

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $59,944,437 and the unrealized appreciation and depreciation were $8,081,720 and ($198,413), respectively, with a net unrealized appreciation of $7,883,307.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$66,985,173	$—	$—	$66,985,173
Short-Term Investment(a)	—	842,571	—	842,571

Total	$66,985,173	$842,571	$—	$67,827,744

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46838JUL11

2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Other Investment Companies	45,608,788	51,715,222
0.7%	Short-Term Investment	355,950	355,950

99.1%	Total Investments	45,964,738	52,071,172
0.9%	Other Assets and Liabilities, Net		451,723

100.0%	Total Net Assets		52,522,895

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.4% of net assets

Equity Funds 51.7%

Global Real Estate 3.3%
Schwab Global Real Estate Fund (a)	260,854	1,734,679

International 13.0%
American Century International Growth Fund, Institutional Shares	105,269	1,216,904
Laudus International MarketMasters Fund, Select Shares (a)	122,574	2,420,829
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	100,827	978,021
Laudus Mondrian International Equity Fund, Institutional Shares (a)	156,446	1,239,051
William Blair International Small Cap Growth Fund, Institutional Shares	71,012	990,617

		6,845,422

Large-Cap 28.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	195,267	2,671,253
Schwab Core Equity Fund (a)	301,965	5,266,276
Schwab Dividend Equity Fund (a)	93,204	1,236,811
Schwab S&P 500 Index Fund (a)	231,041	4,694,743
TCW Relative Value Large Cap Fund	92,607	1,269,644

		15,138,727

Small-Cap 6.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	89,182	1,186,122
Schwab Small-Cap Equity Fund (a)*	136,791	2,284,409

		3,470,531

		27,189,359

Fixed-Income Funds 43.3%

Inflation-Protected Bond 3.0%
Schwab Inflation Protected Fund (a)	138,798	1,593,399

Intermediate-Term Bond 30.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	146,937	1,858,759
PIMCO Total Return Fund, Institutional Shares	214,440	2,380,286
Schwab Premier Income Fund (a)	201,697	2,107,738
Schwab Total Bond Market Fund (a)	1,011,865	9,511,532

		15,858,315

International Bond 2.6%
Laudus Mondrian International Fixed Income Fund (a)	105,320	1,333,345

Short-Term Bond 7.5%
Schwab Short-Term Bond Market Fund (a)	427,397	3,949,153

		22,734,212

Money Market Fund 3.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,791,651	1,791,651

Total Other Investment Companies
(Cost $45,608,788)		51,715,222

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
0.03%, 08/01/11	355,950	355,950

Total Short-Term Investment
(Cost $355,950)		355,950

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $46,201,168 and the unrealized appreciation and depreciation were $5,870,004 and ($0), respectively, with a net unrealized appreciation of $5,870,004.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$51,715,222	$—	$—	$51,715,222
Short-Term Investment(a)	—	355,950	—	355,950

Total	$51,715,222	$355,950	$—	$52,071,172

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46839JUL11

2

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Other Investment Companies	240,362,625	282,525,548
0.7%	Short-Term Investment	1,927,885	1,927,885

99.7%	Total Investments	242,290,510	284,453,433
0.3%	Other Assets and Liabilities, Net		729,274

100.0%	Total Net Assets		285,182,707

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.0% of net assets

Equity Funds 62.8%

Global Real Estate 3.5%
Schwab Global Real Estate Fund (a)	1,517,058	10,088,434

International 16.0%
American Century International Growth Fund, Institutional Shares	696,723	8,054,122
Laudus International MarketMasters Fund, Select Shares (a)	811,022	16,017,692
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	700,016	6,790,153
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,005,835	7,966,213
William Blair International Small Cap Growth Fund, Institutional Shares	490,897	6,848,013

		45,676,193

Large-Cap 35.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,296,767	17,739,773
Schwab Core Equity Fund (a)	2,093,008	36,502,061
Schwab Dividend Equity Fund (a)	632,737	8,396,425
Schwab S&P 500 Index Fund (a)	1,543,734	31,368,683
TCW Relative Value Large Cap Fund	609,077	8,350,446

		102,357,388

Small-Cap 7.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	548,789	7,298,894
Schwab Small-Cap Equity Fund (a)*	824,453	13,768,368

		21,067,262

		179,189,277

Fixed-Income Funds 35.1%

Inflation-Protected Bond 2.5%
Schwab Inflation Protected Fund (a)	624,293	7,166,887

Intermediate-Term Bond 27.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	441,099	5,579,902
PIMCO Total Return Fund, Institutional Shares	952,005	10,567,253
Schwab Premier Income Fund (a)	807,784	8,441,347
Schwab Total Bond Market Fund (a)	5,596,577	52,607,823

		77,196,325

International Bond 2.5%
Laudus Mondrian International Fixed Income Fund (a)	568,073	7,191,800

Short-Term Bond 3.0%
Schwab Short-Term Bond Market Fund (a)	930,010	8,593,295

		100,148,307

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,187,964	3,187,964

Total Other Investment Companies
(Cost $240,362,625)		282,525,548

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
0.03%, 08/01/11	1,927,885	1,927,885

Total Short-Term Investment
(Cost $1,927,885)		1,927,885

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $244,775,646 and the unrealized appreciation and depreciation were $41,072,758 and ($1,394,971), respectively, with a net unrealized appreciation of $39,677,787.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$282,525,548	$—	$—	$282,525,548
Short-Term Investment(a)	—	1,927,885	—	1,927,885

Total	$282,525,548	$1,927,885	$—	$284,453,433

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46840JUL11

2

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Other Investment Companies	87,729,066	100,481,919
0.6%	Short-Term Investment	608,425	608,425

99.9%	Total Investments	88,337,491	101,090,344
0.1%	Other Assets and Liabilities, Net		74,317

100.0%	Total Net Assets		101,164,661

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.3% of net assets

Equity Funds 71.7%

Global Real Estate 4.0%
Schwab Global Real Estate Fund (a)	608,606	4,047,232

International 18.1%
American Century International Growth Fund, Institutional Shares	284,977	3,294,328
Laudus International MarketMasters Fund, Select Shares (a)	328,245	6,482,830
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	270,875	2,627,488
Laudus Mondrian International Equity Fund, Institutional Shares (a)	414,832	3,285,472
William Blair International Small Cap Growth Fund, Institutional Shares	190,246	2,653,926

		18,344,044

Large-Cap 40.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	513,429	7,023,708
Schwab Core Equity Fund (a)	885,656	15,445,848
Schwab Dividend Equity Fund (a)	272,572	3,617,033
Schwab S&P 500 Index Fund (a)	587,932	11,946,772
TCW Relative Value Large Cap Fund	232,908	3,193,166

		41,226,527

Small-Cap 8.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	222,679	2,961,630
Schwab Small-Cap Equity Fund (a)*	358,502	5,986,992

		8,948,622

		72,566,425

Fixed-Income Funds 26.2%

Inflation-Protected Bond 2.0%
Schwab Inflation Protected Fund (a)	178,979	2,054,675

Intermediate-Term Bond 22.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	103,429	1,308,378
PIMCO Total Return Fund, Institutional Shares	256,400	2,846,035
Schwab Premier Income Fund (a)	214,789	2,244,543
Schwab Total Bond Market Fund (a)	1,701,445	15,993,584

		22,392,540

International Bond 2.1%
Laudus Mondrian International Fixed Income Fund (a)	163,519	2,070,151

		26,517,366

Money Market Fund 1.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,398,128	1,398,128

Total Other Investment Companies
(Cost $87,729,066)		100,481,919

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Citibank
0.03%, 08/01/11	608,425	608,425

Total Short-Term Investment
(Cost $608,425)		608,425

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $89,066,418 and the unrealized appreciation and depreciation were $12,023,926 and ($0), respectively, with a net unrealized appreciation of $12,023,926.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$100,481,919	$—	$—	$100,481,919
Short-Term Investment(a)	—	608,425	—	608,425

Total	$100,481,919	$608,425	$—	$101,090,344

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46841JUL11

2

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Other Investment Companies	317,684,242	380,487,362
0.2%	Short-Term Investment	944,411	944,411

99.5%	Total Investments	318,628,653	381,431,773
0.5%	Other Assets and Liabilities, Net		1,831,126

100.0%	Total Net Assets		383,262,899

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.3% of net assets

Equity Funds 78.8%

Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	2,501,480	16,634,842

International 20.2%
American Century International Growth Fund, Institutional Shares	1,172,151	13,550,064
Laudus International MarketMasters Fund, Select Shares (a)	1,326,943	26,207,122
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,243,333	12,060,327
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,721,595	13,635,034
William Blair International Small Cap Growth Fund, Institutional Shares	862,493	12,031,782

		77,484,329

Large-Cap 43.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	2,038,998	27,893,498
Schwab Core Equity Fund (a)	3,774,610	65,829,204
Schwab Dividend Equity Fund (a)	990,315	13,141,480
Schwab S&P 500 Index Fund (a)	2,340,646	47,561,930
TCW Relative Value Large Cap Fund	966,349	13,248,651

		167,674,763

Small-Cap 10.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,036,046	13,779,418
Schwab Small-Cap Equity Fund (a)*	1,579,690	26,380,826

		40,160,244

		301,954,178

Fixed-Income Funds 19.3%

Inflation-Protected Bond 1.4%
Schwab Inflation Protected Fund (a)	482,129	5,534,840

Intermediate-Term Bond 16.4%
PIMCO Total Return Fund, Institutional Shares	715,459	7,941,593
Schwab Premier Income Fund (a)	596,820	6,236,765
Schwab Total Bond Market Fund (a)	5,179,446	48,686,790

		62,865,148

International Bond 1.5%
Laudus Mondrian International Fixed Income Fund (a)	440,307	5,574,286

		73,974,274

Money Market Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,558,910	4,558,910

Total Other Investment Companies
(Cost $317,684,242)		380,487,362

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Citibank
0.03%, 08/01/11	944,411	944,411

Total Short-Term Investment
(Cost $944,411)		944,411

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $322,637,559 and the unrealized appreciation and depreciation were $59,743,631 and ($949,417), respectively, with a net unrealized appreciation of $58,794,214.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$380,487,362	$—	$—	$380,487,362
Short-Term Investment(a)	—	944,411	—	944,411

Total	$380,487,362	$944,411	$—	$381,431,773

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46842JUL11

2

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Other Investment Companies	62,972,380	74,363,320
1.0%		Short-Term Investment	741,605	741,605

100.1%		Total Investments	63,713,985	75,104,925
(0	.1)%	Other Assets and Liabilities, Net		(78,054)

100.0%		Total Net Assets		75,026,871

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.1% of net assets

Equity Funds 84.8%

Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	522,306	3,473,335

International 21.2%
American Century International Growth Fund, Institutional Shares	243,227	2,811,705
Laudus International MarketMasters Fund, Select Shares (a)	274,320	5,417,825
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	252,073	2,445,104
Laudus Mondrian International Equity Fund, Institutional Shares (a)	355,212	2,813,278
William Blair International Small Cap Growth Fund, Institutional Shares	174,042	2,427,891

		15,915,803

Large-Cap 47.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	454,166	6,212,995
Schwab Core Equity Fund (a)	814,361	14,202,451
Schwab Dividend Equity Fund (a)	228,699	3,034,830
Schwab S&P 500 Index Fund (a)	458,918	9,325,204
TCW Relative Value Large Cap Fund	222,100	3,044,985

		35,820,465

Small-Cap 11.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	220,855	2,937,376
Schwab Small-Cap Equity Fund (a)*	327,895	5,475,853

		8,413,229

		63,622,832

Fixed-Income Funds 13.2%

Inflation-Protected Bond 1.0%
Schwab Inflation Protected Fund (a)	67,349	773,169

Intermediate-Term Bond 11.1%
PIMCO Total Return Fund, Institutional Shares	67,645	750,858
Schwab Premier Income Fund (a)	93,432	976,369
Schwab Total Bond Market Fund (a)	704,017	6,617,764

		8,344,991

International Bond 1.1%
Laudus Mondrian International Fixed Income Fund (a)	61,286	775,877

		9,894,037

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	846,451	846,451

Total Other Investment Companies
(Cost $62,972,380)		74,363,320

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Citibank
0.03%, 08/01/11	741,605	741,605

Total Short-Term Investment
(Cost $741,605)		741,605

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $64,502,811 and the unrealized appreciation and depreciation were $10,602,114 and ($0), respectively, with a net unrealized appreciation of $10,602,114.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$74,363,320	$—	$—	$74,363,320
Short-Term Investment(a)	—	741,605	—	741,605

Total	$74,363,320	$741,605	$—	$75,104,925

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46843JUL11

2

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Other Investment Companies	288,895,986	348,242,812
0.4%	Short-Term Investment	1,498,527	1,498,527

99.8%	Total Investments	290,394,513	349,741,339
0.2%	Other Assets and Liabilities, Net		747,317

100.0%	Total Net Assets		350,488,656

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.4% of net assets

Equity Funds 88.8%

Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	2,635,963	17,529,156

International 22.3%
American Century International Growth Fund, Institutional Shares	1,205,418	13,934,631
Laudus International MarketMasters Fund, Select Shares (a)	1,322,746	26,124,234
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,246,488	12,090,935
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,748,465	13,847,842
William Blair International Small Cap Growth Fund, Institutional Shares	865,051	12,067,464

		78,065,106

Large-Cap 49.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	2,278,009	31,163,157
Schwab Core Equity Fund (a)	3,954,773	68,971,249
Schwab Dividend Equity Fund (a)	1,140,573	15,135,403
Schwab S&P 500 Index Fund (a)	2,177,312	44,242,983
TCW Relative Value Large Cap Fund	1,049,917	14,394,368

		173,907,160

Small-Cap 11.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,080,014	14,364,190
Schwab Small-Cap Equity Fund (a)*	1,635,345	27,310,266

		41,674,456

		311,175,878

Fixed-Income Funds 9.2%

Inflation-Protected Bond 0.9%
Schwab Inflation Protected Fund (a)	256,982	2,950,148

Intermediate-Term Bond 7.5%
PIMCO Total Return Fund, Institutional Shares	262,390	2,912,529
Schwab Premier Income Fund (a)	383,214	4,004,591
Schwab Total Bond Market Fund (a)	2,072,114	19,477,874

		26,394,994

International Bond 0.8%
Laudus Mondrian International Fixed Income Fund (a)	231,530	2,931,173

		32,276,315

Money Market Fund 1.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,790,619	4,790,619

Total Other Investment Companies
(Cost $288,895,986)		348,242,812

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Citibank
0.03%, 08/01/11	1,498,527	1,498,527

Total Short-Term Investment
(Cost $1,498,527)		1,498,527

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $294,574,141 and the unrealized appreciation and depreciation were $55,167,198 and ($0), respectively, with a net unrealized appreciation of $55,167,198.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$348,242,812	$—	$—	$348,242,812
Short-Term Investment(a)	—	1,498,527	—	1,498,527

Total	$348,242,812	$1,498,527	$—	$349,741,339

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46844JUL11

2

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Other Investment Companies	89,770,004	95,288,520

99.1%	Total Investments	89,770,004	95,288,520
0.9%	Other Assets and Liabilities		842,707

100.0%	Net Assets		96,131,227

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.1% of net assets

Equity Funds 59.6%

Large-Cap 49.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,065,469	14,575,614
Schwab Core Equity Fund (a)	1,905,078	33,224,557

		47,800,171

Small-Cap 9.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	712,628	9,477,949

		57,278,120

Fixed-Income Funds 37.4%

Intermediate-Term Bond 37.4%
Schwab Premier Income Fund (a)	1,114,861	11,650,294
Schwab Total Bond Market Fund (a)	2,589,715	24,343,324

		35,993,618

Money Market Fund 2.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,016,782	2,016,782

Total Other Investment Companies
(Cost $89,770,004)		95,288,520

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $90,871,358 and the unrealized appreciation and depreciation were $4,460,535 and ($43,373), respectively, with a net unrealized appreciation of $ 4,417,162.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$95,288,520	$—	$—	$95,288,520

Total	$95,288,520	$—	$—	$95,288,520

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46831JUL11

2

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	426,147,700	512,704,173
0.2%	Short-Term Investment	1,148,491	1,148,491

99.9%	Total Investments	427,296,191	513,852,664
0.1%	Other Assets and Liabilities, Net		549,211

100.0%	Total Net Assets		514,401,875

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 99.7%

International 30.1%
Schwab International Index Fund (a)	8,660,138	154,670,059

Large-Cap 45.0%
Schwab S&P 500 Index Fund (a)	11,382,191	231,286,114

Small-Cap 24.6%
Schwab Small-Cap Index Fund (a)	5,790,224	126,748,000

Total Other Investment Companies
(Cost $426,147,700)		512,704,173

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Citibank
0.03%, 08/01/11	1,148,491	1,148,491

Total Short-Term Investment
(Cost $1,148,491)		1,148,491

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $450,190,888 and the unrealized appreciation and depreciation were $63,661,776 and ($0), respectively, with a net unrealized appreciation of $63,661,776.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$512,704,173	$—	$—	$512,704,173
Short-Term Investment(a)	—	1,148,491	—	1,148,491

Total	$512,704,173	$1,148,491	$—	$513,852,664

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46832JUL11

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	518,261,511	681,214,103
1.0%	Short-Term Investment	6,900,150	6,900,150

99.7%	Total Investments	525,161,661	688,114,253
0.3%	Other Assets and Liabilities, Net		2,055,126

100.0%	Total Net Assets		690,169,379

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 79.9%

International 20.1%
Schwab International Index Fund (a)	7,756,083	138,523,649

Large-Cap 39.9%
Schwab S&P 500 Index Fund (a)	13,569,726	275,736,829

Small-Cap 19.9%
Schwab Small-Cap Index Fund (a)	6,263,533	137,108,742

		551,369,220

Fixed-Income Fund 15.2%

Intermediate-Term Bond 15.2%
Schwab Total Bond Market Fund (a)	11,149,797	104,808,092

Money Market Fund 3.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	25,036,791	25,036,791

Total Other Investment Companies
(Cost $518,261,511)		681,214,103

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Citibank
0.03%, 08/01/11	6,900,150	6,900,150

Total Short-Term Investment
(Cost $6,900,150)		6,900,150

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $531,438,020 and the unrealized appreciation and depreciation were $156,676,233 and ($0), respectively, with a net unrealized appreciation of $156,676,233.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$681,214,103	$—	$—	$681,214,103
Short-Term Investment(a)	—	6,900,150	—	6,900,150

Total	$681,214,103	$6,900,150	$—	$688,114,253

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46835JUL11

2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	349,227,265	452,054,119
1.2%	Short-Term Investment	5,239,838	5,239,838

99.9%	Total Investments	354,467,103	457,293,957
0.1%	Other Assets and Liabilities, Net		540,604

100.0%	Total Net Assets		457,834,561

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 59.7%

International 15.0%
Schwab International Index Fund (a)	3,851,844	68,793,929

Large-Cap 29.8%
Schwab S&P 500 Index Fund (a)	6,710,239	136,352,056

Small-Cap 14.9%
Schwab Small-Cap Index Fund (a)	3,107,923	68,032,440

		273,178,425

Fixed-Income Fund 35.3%

Intermediate-Term Bond 35.3%
Schwab Total Bond Market Fund (a)	17,218,265	161,851,690

Money Market Fund 3.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	17,024,004	17,024,004

Total Other Investment Companies
(Cost $349,227,265)		452,054,119

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
Citibank
0.03%, 08/01/11	5,239,838	5,239,838

Total Short-Term Investment
(Cost $5,239,838)		5,239,838

End of Investments.

At 07/31/11, the tax basis cost of the fund’s investments was $364,237,553 and the unrealized appreciation and depreciation were $93,056,404 and ($0), respectively, with a net unrealized appreciation of $93,056,404.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$452,054,119	$—	$—	$452,054,119
Short-Term Investment(a)	—	5,239,838	—	5,239,838

Total	$452,054,119	$5,239,838	$—	$457,293,957

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46833JUL11

2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	162,053,162	195,878,717
0.9%	Short-Term Investment	1,796,950	1,796,950

99.6%	Total Investments	163,850,112	197,675,667
0.4%	Other Assets and Liabilities, Net		737,884

100.0%	Total Net Assets		198,413,551

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 39.6%

International 9.9%
Schwab International Index Fund (a)	1,099,339	19,634,187

Large-Cap 19.8%
Schwab S&P 500 Index Fund (a)	1,932,382	39,266,001

Small-Cap 9.9%
Schwab Small-Cap Index Fund (a)	901,299	19,729,432

		78,629,620

Fixed-Income Fund 55.4%

Intermediate-Term Bond 55.4%
Schwab Total Bond Market Fund (a)	11,693,168	109,915,779

Money Market Fund 3.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,333,318	7,333,318

Total Other Investment Companies
(Cost $162,053,162)		195,878,717

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Citibank
0.03%, 08/01/11	1,796,950	1,796,950

Total Short-Term Investment
(Cost $1,796,950)		1,796,950

End of Investments.

At 07/31/11 the tax basis cost of the fund’s investments was $172,414,406 and the unrealized appreciation and depreciation were $25,261,261 and ($0), respectively, with a net unrealized appreciation of $25,261,261.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$195,878,717	$—	$—	$195,878,717
Short-Term Investment(a)	—	1,796,950	—	1,796,950

Total	$195,878,717	$1,796,950	$—	$197,675,667

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46834JUL11

2

Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	09/26/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	09/26/2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	09/22/2011